   As filed with the Securities and Exchange Commission on February 28, 2005

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                         Pre-Effective Amendment No.               [ ]
                      Post-Effective Amendment No. 40              [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940               [X]

                             Amendment No. 42                      [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                      P. O. Box 2999, Hartford, Connecticut
                                   06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (860) 843-8715

                          James R. Heavner Jr., Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   on March 1, 2005 pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on (Date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]   on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS


                               MARCH 1, 2005


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD ADVISERS FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                        THE HARTFORD CAPITAL APPRECIATION FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE                THE HARTFORD DISCIPLINED EQUITY FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION                THE HARTFORD DIVIDEND AND GROWTH FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                         THE HARTFORD EQUITY INCOME FUND
                                                               THE HARTFORD FOCUS FUND
                                                               THE HARTFORD GLOBAL COMMUNICATIONS FUND
                                                               THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                                                               THE HARTFORD GLOBAL HEALTH FUND
                                                               THE HARTFORD GLOBAL LEADERS FUND
                                                               THE HARTFORD GLOBAL TECHNOLOGY FUND
                                                               THE HARTFORD GROWTH FUND
                                                               THE HARTFORD GROWTH OPPORTUNITIES FUND
                                                               THE HARTFORD HIGH YIELD FUND
                                                               THE HARTFORD INCOME FUND
                                                               THE HARTFORD INFLATION PLUS FUND
                                                               THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                                                               THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                               THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                                                               THE HARTFORD MIDCAP FUND
                                                               THE HARTFORD MIDCAP VALUE FUND
                                                               THE HARTFORD MONEY MARKET FUND
                                                               THE HARTFORD SHORT DURATION FUND
                                                               THE HARTFORD SMALL COMPANY FUND
                                                               THE HARTFORD SMALLCAP GROWTH FUND
                                                               THE HARTFORD STOCK FUND
                                                               THE HARTFORD TAX-FREE CALIFORNIA FUND
                                                               THE HARTFORD TAX-FREE MINNESOTA FUND
                                                               THE HARTFORD TAX-FREE NATIONAL FUND
                                                               THE HARTFORD TAX-FREE NEW YORK FUND
                                                               THE HARTFORD TOTAL RETURN BOND FUND
                                                               THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                                                               THE HARTFORD VALUE FUND
                                                               THE HARTFORD VALUE OPPORTUNITIES FUND
                                                               THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
                                                               THE HARTFORD GROWTH ALLOCATION FUND
                                                               THE HARTFORD BALANCED ALLOCATION FUND
                                                               THE HARTFORD CONSERVATIVE ALLOCATION FUND
                                                               THE HARTFORD INCOME ALLOCATION FUND

                               THE HARTFORD MUTUAL FUNDS

                               P.O. BOX 64387

                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------


Introduction                              Introduction                                                           2
A summary of each fund's                  The Hartford Advisers Fund                                             3
goals, principal strategies,              The Hartford Capital Appreciation Fund                                 6
main risks, performance and               The Hartford Disciplined Equity Fund                                   9
expenses                                  The Hartford Dividend and Growth Fund                                 12
                                          The Hartford Equity Income Fund                                       15
                                          The Hartford Focus Fund                                               18
                                          The Hartford Global Communications Fund                               21
                                          The Hartford Global Financial Services Fund                           25
                                          The Hartford Global Health Fund                                       29
                                          The Hartford Global Leaders Fund                                      33
                                          The Hartford Global Technology Fund                                   36
                                          The Hartford Growth Fund                                              40
                                          The Hartford Growth Opportunities Fund                                43
                                          The Hartford High Yield Fund                                          46
                                          The Hartford Income Fund                                              50
                                          The Hartford Inflation Plus Fund                                      54
                                          The Hartford International Capital Appreciation Fund                  58
                                          The Hartford International Opportunities Fund                         61
                                          The Hartford International Small Company Fund                         64
                                          The Hartford MidCap Fund                                              67
                                          The Hartford MidCap Value Fund                                        70
                                          The Hartford Money Market Fund                                        73
                                          The Hartford Short Duration Fund                                      76
                                          The Hartford Small Company Fund                                       79
                                          The Hartford SmallCap Growth Fund                                     82
                                          The Hartford Stock Fund                                               85
                                          The Hartford Tax-Free California Fund                                 88
                                          The Hartford Tax-Free Minnesota Fund                                  91
                                          The Hartford Tax-Free National Fund                                   94
                                          The Hartford Tax-Free New York Fund                                   97
                                          The Hartford Total Return Bond Fund                                  100
                                          The Hartford U.S. Government Securities Fund                         104
                                          The Hartford Value Fund                                              107
                                          The Hartford Value Opportunities Fund                                110
                                          The Hartford Aggressive Growth Allocation Fund                       113
                                          The Hartford Growth Allocation Fund                                  116
                                          The Hartford Balanced Allocation Fund                                119
                                          The Hartford Conservative Allocation Fund                            122
                                          The Hartford Income Allocation Fund                                  125
Description of other                      Investment strategies and investment matters                         128
investment strategies and
investment risks
Investment manager and                    Management of the funds                                              133
management fee information
Information on your account               About your account                                                   142
                                          Choosing a share class                                               142
                                          How sales charges are calculated                                     144
                                          Sales charge reductions and waivers                                  145
                                          Opening an account                                                   148
                                          Buying shares                                                        150
                                          Selling shares                                                       152
                                          Transaction policies                                                 155
                                          Dividends and account policies                                       158
                                          Additional investor services                                         160
Further information on the                Financial highlights                                                 161
funds
                                          Privacy policy                                                       246
                                          Fund code, CUSIP number and symbol                                   248
                                          For more information                                          back cover


THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the funds. Each of the funds, except for the funds of funds (as defined below), also offers Class Y shares to accredited investors pursuant to a separate prospectus describing that class. In addition, Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund offer Class L, Class M, Class N, Class H, Class Z and Class E shares, as applicable, pursuant to another prospectus describing those classes.

Each fund, except the Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is a diversified fund. The Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are non-diversified funds. The non-diversified funds other than the Focus Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are sometimes known as "sector funds." The High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are sometimes known as the Hartford Fixed Income Funds. The Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund are sometimes known as "funds of funds," and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as listed below under "Principal Investment Strategy" for each of the funds of funds, the "Underlying Funds").

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). With respect to the funds of funds, HIFSCO administers the asset allocation program and provides the day-to-day portfolio management for each of these funds. The day-to-day portfolio management of each of the other funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO, Wellington Management and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -  stocks,

     -  debt securities, and

     -  money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. This fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

THE HARTFORD MUTUAL FUNDS                                                      3

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 30%
  20
  10
               23.30%   21.09%   12.08%   0.90%                      17.84%   3.43%
   0
 -10
                                                   -5.21%  -13.22%
 -20

                1997     1998     1999     2000     2001     2002     2003     2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 12.39% (2nd quarter, 1999) and the lowest quarterly return was -9.66% (2nd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      -2.23%   -0.89%         7.10%
   Class A Return After Taxes on Distributions      -2.86%   -1.75%         6.15%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -1.48%   -1.23%         5.66%
   Class B Return Before Taxes                      -2.30%   -0.84%         7.07%
   Class C Return Before Taxes(1)                    1.76%   -0.42%         7.09%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%         9.70%(2)
   Lehman Brothers Government/Credit Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.19%    8.00%         7.33%(2)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%        0.64%      0.64%
   Distribution and service (12b-1) fees       0.25%(2)      1.00%      1.00%
   Other expenses                               0.28%        0.31%      0.22%
   Total annual operating expenses             1.17%(2)(3)   1.95%      1.86%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.26%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


                 EXPENSES (WITH REDEMPTION)                   CLASS A    CLASS B    CLASS C
   Year 1                                                     $  663     $  698     $  289
   Year 3                                                     $  901     $  912     $  585
   Year 5                                                     $1,158     $1,252     $1,006
   Year 10                                                    $1,892     $2,275     $2,180


You would pay the following expenses if you did not redeem your shares:


               EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                                     $  663     $  198     $  189
   Year 3                                                     $  901     $  612     $  585
   Year 5                                                     $1,158     $1,052     $1,006
   Year 10                                                    $1,892     $2,275     $2,180


THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 75%
  50
  25
               55.11%   3.26%    66.76%   8.35%                      40.40%   17.93%
   0
 -25
                                                   -6.74%  -22.86%

                1997     1998     1999     2000     2001     2002     2003     2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -21.94% (3rd quarter, 1998).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      11.46%    4.05%         19.44%
   Class A Return After Taxes on Distributions      11.44%    2.75%         17.77%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               7.44%    2.66%         16.45%
   Class B Return Before Taxes                      12.11%    4.14%         19.40%
   Class C Return Before Taxes(1)                   16.23%    4.56%         19.45%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%          9.70%(2)


INDEX: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                      7

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%        1.00%
   Exchange fees                                 None         None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.67%        0.67%        0.67%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%        1.00%
   Other expenses                               0.38%        0.39%        0.30%
   Total annual operating expenses              1.30%(2)(3)  2.06%        1.97%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.29%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  709     $  300
   Year 3                                      $  939     $  946     $  618
   Year 5                                      $1,224     $1,308     $1,062
   Year 10                                     $2,032     $2,390     $2,296


You would pay the following expenses if you did not redeem your shares:


        EXPENSES (WITHOUT REDEMPTION)          CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  209     $  200
   Year 3                                      $  939     $  646     $  618
   Year 5                                      $1,224     $1,108     $1,062
   Year 10                                     $2,032     $2,390     $2,296


 8                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                      9

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 30%
  20
  10
                20.80%                                      28.36%     7.73%
   0
 -10
                           -6.49%     -8.50%    -25.11%
 -20
 -30

                 1999       2000       2001       2002       2003       2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 15.26% (4th quarter, 1999) and the lowest quarterly return was -16.60% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 04/30/98)
   Class A Return Before Taxes                       1.77%   -3.49%         2.27%
   Class A Return After Taxes on Distributions       1.56%   -3.85%         1.93%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.18%   -3.12%         1.77%
   Class B Return Before Taxes                       2.02%   -3.46%         2.40%
   Class C Return Before Taxes(1)                    6.07%   -3.06%         2.43%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%         2.23%


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A        CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%           None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)       5.00%      1.00%
   Exchange fees                                 None           None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%          0.80%      0.80%
   Distribution and service (12b-1) fees        0.25%(2)       1.00%      1.00%
   Other expenses                               0.36%          0.54%      0.30%
   Total annual operating expenses(3)           1.41%(2)       2.34%      2.10%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  737     $  313
   Year 3                                      $  972     $1,030     $  658
   Year 5                                      $1,279     $1,450     $1,129
   Year 10                                     $2,148     $2,676     $2,431


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  237     $  213
   Year 3                                      $  972     $  730     $  658
   Year 5                                      $1,279     $1,250     $1,129
   Year 10                                     $2,148     $2,676     $2,431

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 40%
  30
  20
  10
               30.99%   14.47%   4.57%    10.04%                     25.66%   12.01%
   0
 -10
                                                   -4.57%  -14.19%
 -20

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 15.85% (2nd quarter, 1999) and the lowest quarterly return was -18.33% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 7/22/96)
   Class A Return Before Taxes                       5.87%    3.69%         9.59%
   Class A Return After Taxes on Distributions       5.29%    3.06%         8.88%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               3.98%    2.86%         8.08%
   Class B Return Before Taxes                       6.01%    3.75%         9.51%
   Class C Return Before Taxes(1)                   10.22%    4.17%         9.57%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%         9.70%(2)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     13

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A              CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%                 None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)             5.00%      1.00%
   Exchange fees                                 None                 None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%                0.64%      0.64%
   Distribution and service (12b-1) fees        0.25%(2)             1.00%      1.00%
   Other expenses                               0.29%                0.40%      0.26%
   Total annual operating expenses              1.18%(2)(3)          2.04%      1.90%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  664     $  707     $  293
   Year 3                                      $  904     $  940     $  597
   Year 5                                      $1,163     $1,298     $1,026
   Year 10                                     $1,903     $2,369     $2,222


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  664     $  207     $  193
   Year 3                                                     $  904     $  640     $  597
   Year 5                                                     $1,163     $1,098     $1,026
   Year 10                                                    $1,903     $2,369     $2,222


 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2004
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 20%
  10                      9.52%
   0
 -10
 -20

                           2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 During the period shown in the bar chart, the highest quarterly return was 7.98% (4th quarter, 2004) and the lowest quarterly return was 0.09% (2nd quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 8/28/03)
   Class A Return Before Taxes                       3.50%        16.25%
   Class A Return After Taxes on Distributions       2.71%        11.17%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               2.24%         9.71%
   Class B Return Before Taxes                       3.71%        17.76%
   Class C Return Before Taxes                       7.89%        22.00%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.49%        22.88%(1)


INDEX: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Return is from 8/31/03 - 12/31/04

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A               CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%                  None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)              5.00%        1.00%
   Exchange fees                                 None                  None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(3)                           0.80%                 0.80%        0.80%
   Distribution and service (12b-1) fees        0.25%(2)              1.00%        1.00%
   Other expenses                               0.30%                 0.40%        0.22%
   Total annual operating expenses(3)           1.35%(2)(4)           2.20%        2.02%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) HIFSCO has voluntarily agreed to waive management fees until August 28, 2005. While such waiver is in effect, Class A, Class B and Class C net expenses would be 0.55%, 1.40%, and 1.22%, respectively.


(4) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.51%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  603     $  643     $  224
   Year 3                                      $  717     $  743     $  387
   Year 5                                      $  840     $  966     $  670
   Year 10                                     $1,201     $1,680     $1,477


You would pay the following expenses if you did not redeem your shares:


        EXPENSES (WITHOUT REDEMPTION)          CLASS A    CLASS B    CLASS C
   Year 1                                      $  603     $  143     $  124
   Year 3                                      $  717     $  443     $  387
   Year 5                                      $  840     $  766     $  670
   Year 10                                     $1,201     $1,680     $1,477


THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy to evaluate a security for purchase by the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such factors as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

     -  Accelerating earnings and earnings per share growth

     -  A strong balance sheet combined with a high return on equity

     -  Unrecognized or undervalued assets

     -  A strong management team

     -  A leadership position within an industry

     -  Sustainable or increasing dividends

     -  Positive investor sentiment

The fund will consider selling a security when:

     -  Downside risk equals upside potential

     -  Decreasing trend of earnings growth is exhibited

     -  Excessive valuations are reached

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD FOCUS FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 30%
  20
  10
                                          27.13%               2.35%
   0
 -10
                    -25.40%
 -20
 -30

                      2002                 2003                 2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -19.21% (2nd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 5/24/01)
   Class A Return Before Taxes                      -3.32%        -2.14%
   Class A Return After Taxes on Distributions      -3.30%        -2.16%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -2.13%        -1.82%
   Class B Return Before Taxes                      -3.40%        -2.15%
   Class C Return Before Taxes                       0.71%        -1.30%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%        -0.14%(1)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     19

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.32%      0.36%      0.28%
   Total annual operating expenses(3)           1.57%(2)   2.36%      2.28%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends, and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  739     $  331
   Year 3                                      $1,018     $1,036     $  712
   Year 5                                      $1,358     $1,460     $1,220
   Year 10                                     $2,315     $2,696     $2,615


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  239     $  231
   Year 3                                      $1,018     $  736     $  712
   Year 5                                      $1,358     $1,260     $1,220
   Year 10                                     $2,315     $2,696     $2,615

 20                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

     - The current market price of its stock is at the low end of its historical relative valuation range

     - A positive change in operating results is anticipated but not yet reflected in the price of its stock

     -  Unrecognized or undervalued assets

     - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

     -  Its target price is achieved

     - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector

THE HARTFORD MUTUAL FUNDS                                                     21

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  45
  30
  15
                                                  54.81%          23.43%
   0
 -15
                  -36.53%         -30.99%
 -30
 -45

                   2001            2002            2003            2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.42% (4th quarter, 2002) and the lowest quarterly return was -22.78% (2nd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 10/31/00)
   Class A Return Before Taxes            16.62%       -10.85%
   Class A Return After Taxes on
   Distributions                          16.31%       -10.92%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares  10.82%        -8.99%
   Class B Return Before Taxes            17.43%       -10.70%
   Class C Return Before Taxes            21.23%       -10.30%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           10.87%        -2.32%
   MSCI AC (All Country) World Free
   Telecommunication Services Index
   (reflects no deduction for fees,
   expenses or taxes)                     19.79%        -8.15%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     23

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A          CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%             None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)         5.00%      1.00%
   Exchange fees                                 None             None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%            1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)         1.00%      1.00%
   Other expenses                               0.63%            1.32%      0.97%
   Total annual operating expenses(3)           1.88%(2)         3.32%      2.97%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  730     $  835     $  400
   Year 3                                      $1,108     $1,321     $  918
   Year 5                                      $1,510     $1,931     $1,562
   Year 10                                     $2,630     $3,613     $3,290


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  730     $  335     $  300
   Year 3                                      $1,108     $1,021     $  918
   Year 5                                      $1,510     $1,731     $1,562
   Year 10                                     $2,630     $3,613     $3,290


 24                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -  Management focuses on rewarding shareholders

     -  Market expectations of future earnings are too low

     - Market value does not reflect the fact that earnings are understated due to conservative accounting

     - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

     - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

     - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

     -  Its issuer's management no longer appears to promote shareholder value

     -  Market expectations of future earnings are too high

     - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

     -  Market value exceeds the true value of the issuer's component businesses

     - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

     - Market value does not reflect the risk of potential problems in an important business component

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This

THE HARTFORD MUTUAL FUNDS                                                     25

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 40%
  30
  20
  10
                                                  29.93%          11.39%
   0
 -10
                  -6.50%          -19.37%
 -20

                   2001            2002            2003            2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 17.12% (2nd quarter, 2003) and the lowest quarterly return was -20.61% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 10/31/00)
   Class A Return Before Taxes             5.24%         2.21%
   Class A Return After Taxes on
   Distributions                           4.85%         2.03%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares   3.42%         1.79%
   Class B Return Before Taxes             5.61%         2.44%
   Class C Return Before Taxes             9.61%         2.88%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           10.87%        -2.32%
   MSCI Finance ex Real Estate Index
   (reflects no deduction for fees,
   expenses or taxes)                     16.79%         3.88%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     27

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.48%      0.80%      0.68%
   Total annual operating expenses(3)           1.73%(2)   2.80%      2.68%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  716     $  783     $  371
   Year 3                                      $1,065     $1,168     $  832
   Year 5                                      $1,437     $1,679     $1,420
   Year 10                                     $2,479     $3,128     $3,012


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  716     $  283     $  271
   Year 3                                      $1,065     $  868     $  832
   Year 5                                      $1,437     $1,479     $1,420
   Year 10                                     $2,479     $3,128     $3,012


 28                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -  The company's business franchise is temporarily mispriced

     -  The company has under-appreciated new product pipelines

     - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

     -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

     -  Target prices are achieved

     -  Fundamental expectations are not met

     -  A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a

THE HARTFORD MUTUAL FUNDS                                                     29

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

--------------------------------------------------------------------------------


 40%
  30
  20
  10
                   1.47%                          31.12%          11.85%
   0
 -10
                                  -17.62%
 -20

                   2001            2002            2003            2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 22.15% (2nd quarter, 2003) and the lowest quarterly return was -14.88% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                     LIFE OF FUND
                                          1 YEAR   (SINCE 05/01/00)
   Class A Return Before Taxes             5.69%        12.21%
   Class A Return After Taxes on
   Distributions                           4.92%        11.32%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares   4.67%        10.19%
   Class B Return Before Taxes             6.06%        12.47%
   Class C Return Before Taxes            10.06%        12.75%
   S&P 500 Index (reflects no deduction
   for fees, expenses or taxes)           10.87%        -2.29%(1)
   Goldman Sachs Health Care Index
   (reflects no deduction for fees,
   expenses or taxes)                      6.27%         3.33%(1)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     31

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.51%      0.55%      0.37%
   Total annual operating expenses(3)           1.76%(2)   2.55%      2.37%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  758     $  340
   Year 3                                      $1,074     $1,094     $  739
   Year 5                                      $1,452     $1,555     $1,265
   Year 10                                     $2,509     $2,885     $2,706


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  719     $  258     $  240
   Year 3                                      $1,074     $  794     $  739
   Year 5                                      $1,452     $1,355     $1,265
   Year 10                                     $2,509     $2,885     $2,706


 32                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 270%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     33

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                47.68%                                      34.86%     18.32%
   0
 -10
                           -7.26%    -17.33%    -20.50%
 -20
 -30

                 1999       2000       2001       2002       2003       2004


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was -20.06% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                      11.84%   -1.67%          9.55%
   Class A Return After Taxes on Distributions      11.81%   -1.78%         -9.21%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               7.68%   -1.48%         -8.14%
   Class B Return Before Taxes                      12.37%   -1.68%          9.73%
   Class C Return Before Taxes                      16.53%   -1.21%          9.80%
   Morgan Stanley Capital International World
   Index (reflects no deduction for fees, expenses
   or taxes)                                        15.25%   -2.05%          5.16%


INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.82%           0.82%      0.82%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.50%           0.70%      0.42%
   Total annual operating expenses(3)           1.57%(2)        2.52%      2.24%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.48%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  755     $  327
   Year 3                                      $1,018     $1,085     $  700
   Year 5                                      $1,358     $1,540     $1,200
   Year 10                                     $2,315     $2,856     $2,575


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  255     $  227
   Year 3                                      $1,018     $  785     $  700
   Year 5                                      $1,358     $1,340     $1,200
   Year 10                                     $2,315     $2,856     $2,575


THE HARTFORD MUTUAL FUNDS                                                     35

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -  A positive change in operating results is anticipated

     -  Unrecognized or undervalued capabilities are present

     - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

     -  Target prices are achieved

     - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook


     -  More attractive value in a comparable company is available


The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of

 36                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     37

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------

 75%
  60
  45
  30
  15
                                                  60.13%           0.21%
   0
 -15
                  -22.63%         -38.45%
 -30
 -45

                   2001            2002            2003            2004


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 40.52% (4th quarter, 2001) and the lowest quarterly return was -38.41% (3rd quarter, 2001).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 05/01/00)
   Class A Return Before Taxes                      -5.29%         -15.59%
   Class A Return After Taxes on Distributions      -5.29%         -15.68%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -3.45%         -12.57%
   Class B Return Before Taxes                      -5.41%         -15.57%
   Class C Return Before Taxes                      -1.63%         -15.21%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%          -2.29%(1)
   Goldman Sachs Technology Composite Index
   (reflects no deduction for fees,
   expenses or taxes)                                2.92%         -18.12%(1)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2004.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.84%      0.96%      0.62%
   Total annual operating expenses(3)           2.09%(2)   2.96%      2.62%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  750     $  799     $  365
   Year 3                                      $1,169     $1,215     $  814
   Year 5                                      $1,612     $1,757     $1,390
   Year 10                                     $2,838     $3,280     $2,954


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  750     $  299     $  265
   Year 3                                      $1,169     $  915     $  814
   Year 5                                      $1,612     $1,557     $1,390
   Year 10                                     $2,838     $3,280     $2,954


THE HARTFORD MUTUAL FUNDS                                                     39

THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 45%
  30
  15
               21.57%   18.56%   23.80%   29.63%   34.67%                              32.60%   11.75%
   0
 -15
                                                            -4.95%  -14.60%  -24.78%
 -30

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was -19.01% (3rd quarter, 2001).

--------------------------------------------------------------------------------
 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   5.61%    -3.08%     10.29%
   Class A Return After Taxes on Distributions(1)   5.61%    -3.88%      7.97%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           3.64%    -2.60%      8.11%
   Class B Return Before Taxes(1)                   5.92%    -3.00%     10.11%
   Class C Return Before Taxes(1)                   9.99%    -2.66%     10.12%
   Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           6.30%    -9.29%      9.59%


INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     41

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.77%           0.77%      0.77%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.48%           0.56%      0.30%
   Total annual operating expenses(3)           1.50%(2)        2.33%      2.07%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.33%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  694     $  736     $  310
   Year 3                                      $  998     $1,027     $  649
   Year 5                                      $1,323     $1,445     $1,114
   Year 10                                     $2,242     $2,666     $2,400

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  694     $  236     $  210
   Year 3                                      $  998     $  727     $  649
   Year 5                                      $1,323     $1,245     $1,114
   Year 10                                     $2,242     $2,666     $2,400

 42                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     43

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 60%
  45
  30
  15
               25.49%   17.18%   13.74%   18.97%   53.67%   3.47%                      43.61%   16.13%
   0
 -15
                                                                    -24.11%  -28.44%
 -30

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st quarter, 2001).

--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    9.72%   -2.40%     10.47%
   Class A Return After Taxes on Distributions(1)    9.72%   -3.84%      7.97%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            6.33%   -2.31%      8.15%
   Class B Return Before Taxes(1)                   10.37%   -2.26%     10.32%
   Class C Return Before Taxes(1)                   14.42%   -1.96%     10.34%
   Russell 3000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            6.93%   -8.87%      9.30%


INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.77%      0.77%      0.77%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses                               0.45%      0.68%      0.34%
   Total annual operating expenses(3)          1.47%(2)    2.45%      2.11%


(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.36%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  748     $  314
   Year 3                                      $  989     $1,064     $  661
   Year 5                                      $1,309     $1,506     $1,134
   Year 10                                     $2,211     $2,786     $2,441


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  691     $  248     $  214
   Year 3                                      $  989     $  764     $  661
   Year 5                                      $1,309     $1,306     $1,134
   Year 10                                     $2,211     $2,786     $2,441


THE HARTFORD MUTUAL FUNDS                                                     45

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

THE HARTFORD MUTUAL FUNDS                                                     47

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                3.47%      0.62%      2.89%                 24.30%     6.98%
   0
 -10
                                                 -7.67%
 -20
 -30

                 1999       2000       2001       2002       2003       2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 9.20% (2nd quarter, 2003) and the lowest quarterly return was -5.86% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                       2.20%    3.95%         4.25%
   Class A Return After Taxes on Distributions       0.12%    0.79%         1.13%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.34%    1.34%         1.62%
   Class B Return Before Taxes                       1.16%    3.88%         4.28%
   Class C Return Before Taxes                       5.53%    4.24%         4.34%
   Lehman Brothers High Yield Corporate Index
   (reflects no deduction for fees, expenses or
   taxes)                                           11.13%    6.97%         6.29%


INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.75%           0.75%      0.75%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.30%           0.32%      0.23%
   Total annual operating expenses(3)           1.30%(2)        2.07%      1.98%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  576     $  710     $  301
   Year 3                                      $  844     $  949     $  621
   Year 5                                      $1,131     $1,314     $1,068
   Year 10                                     $1,947     $2,400     $2,306


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  576     $  210     $  201
   Year 3                                      $  844     $  649     $  621
   Year 5                                      $1,131     $1,114     $1,068
   Year 10                                     $1,947     $2,400     $2,306


THE HARTFORD MUTUAL FUNDS                                                     49

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations;
(4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     51

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5                      10.02%                         5.10%
   0
  -5
 -10
 -15

                           2003                           2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was -2.81% (2nd quarter, 2004).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                       0.40%        6.04%
   Class A Return After Taxes on Distributions      -1.34%        4.18%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               0.29%        4.07%
   Class B Return Before Taxes                      -0.62%        6.32%
   Class C Return Before Taxes                       3.36%        7.68%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.34%        4.86%


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/ Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                4.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.60%      0.60%      0.60%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses                                              0.24%      0.35%      0.28%
   Total annual operating expenses(3)                          1.09%(2)   1.95%      1.88%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  556     $  698     $  291
   Year 3                                      $  781     $  912     $  591
   Year 5                                      $1,024     $1,252     $1,016
   Year 10                                     $1,719     $2,275     $2,201


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  556     $  198     $  191
   Year 3                                      $  781     $  612     $  591
   Year 5                                      $1,024     $1,052     $1,016
   Year 10                                     $1,719     $2,275     $2,201


THE HARTFORD MUTUAL FUNDS                                                     53

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     55

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5                      6.68%                          6.94%
   0
  -5
 -10
 -15

                           2003                           2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 3.22% (2nd quarter, 2003) and the lowest quarterly return was -0.16% (3rd quarter, 2003).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      2.14%          5.49%
   Class A Return After Taxes on Distributions      0.81%          4.31%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              1.47%          4.00%
   Class B Return Before Taxes                      1.18%          5.77%
   Class C Return Before Taxes                      5.19%          7.02%
   Lehman Brothers U.S. TIPS Index (reflects no
   deduction for fees, expenses or taxes)           8.45%          9.36%


INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                4.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.59%      0.59%      0.59%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses                                              0.15%      0.22%      0.17%
   Total annual operating expenses(3)                          0.99%(2)   1.81%      1.76%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  684     $  279
   Year 3                                      $  751     $  869     $  554
   Year 5                                      $  972     $1,180     $  954
   Year 10                                     $1,608     $2,127     $2,073


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  184     $  179
   Year 3                                      $  751     $  569     $  554
   Year 5                                      $  972     $  980     $  954
   Year 10                                     $1,608     $2,127     $2,073


THE HARTFORD MUTUAL FUNDS                                                     57

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 199%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.


Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

 58                                                    THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.


The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  45
  30
  15
                                          49.00%               23.31%
   0
 -15
                    -18.76%
 -30
 -45

                      2002                 2003                 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was -21.90% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                      16.58%         5.04%
   Class A Return After Taxes on Distributions      16.58%         4.99%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              10.74%         4.30%
   Class B Return Before Taxes                      17.55%         5.21%
   Class C Return Before Taxes                      21.55%         5.92%
   MSCI EAFE Index (reflects no deduction for
   fees, expenses or taxes)                         20.70%         5.28%


INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     59

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                5.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses                                              0.61%      0.83%      0.63%
   Total annual operating expenses(3)                          1.86%(2)   2.83%      2.63%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  729     $  786     $  366
   Year 3                                      $1,103     $1,177     $  817
   Year 5                                      $1,501     $1,694     $1,395
   Year 10                                     $2,610     $3,157     $2,964


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  729     $  286     $  266
   Year 3                                      $1,103     $  877     $  817
   Year 5                                      $1,501     $1,494     $1,395
   Year 10                                     $2,610     $3,157     $2,964


 60                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.


In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2004, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $40 million and $212 billion.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     61

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               0.84%    12.53%   39.13%                              31.47%   17.27%
   0
 -10
                                         -15.52%  -18.74%  -20.20%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -22.43% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      10.85%   -4.41%         3.73%
   Class A Return After Taxes on Distributions      10.85%   -4.63%         3.15%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               7.03%   -3.77%         2.92%
   Class B Return Before Taxes                      11.42%   -4.42%         3.67%
   Class C Return Before Taxes(1)                   15.42%   -4.07%         3.65%
   MSCI AC World ex US Index (reflects no
   deduction for fees, expenses or taxes)           21.36%    0.02%         5.34%(2)


INDEX: The Morgan Stanley Capital International All Country World ex US Index ("MSCI AC World ex US Index") is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.68%      0.92%      0.63%
   Total annual operating expenses(3)           1.78%(2)   2.77%      2.48%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.57%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  721     $  780     $  351
   Year 3                                      $1,079     $1,159     $  773
   Year 5                                      $1,461     $1,664     $1,321
   Year 10                                     $2,529     $3,099     $2,816


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  721     $  280     $  251
   Year 3                                      $1,079     $  859     $  773
   Year 5                                      $1,461     $1,464     $1,321
   Year 10                                     $2,529     $3,099     $2,816


THE HARTFORD MUTUAL FUNDS                                                     63

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -  a well-articulated business plan

     -  experienced management

     -  a sustainable competitive advantage

     -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
                                          54.66%               16.21%
   0
 -10
                     -4.38%
 -20

                      2002                 2003                 2004


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was -17.59% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                       9.82%       11.63%
   Class A Return After Taxes on Distributions       5.90%        9.82%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               6.41%        8.96%
   Class B Return Before Taxes                      10.23%       12.16%
   Class C Return Before Taxes                      14.28%       12.52%
   S&P/Citigroup Extended Market Euro-Pacific
   Index (reflects no deduction for fees, expenses
   or taxes)                                        28.79%       15.52%



INDEX: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. As of December 31, 2004, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $16 million and $16 billion. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     65

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.69%      0.89%      0.60%
   Total annual operating expenses(3)           1.94%(2)   2.89%      2.60%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  736     $  792     $  363
   Year 3                                      $1,126     $1,195     $  808
   Year 5                                      $1,539     $1,723     $1,380
   Year 10                                     $2,690     $3,214     $2,934

You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  736     $  292     $  263
   Year 3                                      $1,126     $  895     $  808
   Year 5                                      $1,539     $1,523     $1,380
   Year 10                                     $2,690     $3,214     $2,934


 66                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES TO INVESTORS WHO PARTICIPATE IN WRAP-FEE OR SIMILAR PROGRAMS IN CONNECTION WITH CERTAIN INVESTMENT PLATFORMS. CURRENTLY, THE WRAP-FEE PROGRAMS THAT QUALIFY ARE THOSE WITH STRATEGIC ADVISERS, INC. (THAT ARE CLEARED THROUGH NATIONAL FINANCIAL SERVICES), THE RAYMOND JAMES FREEDOM WRAP ACCOUNT, AND THE A.G. EDWARDS PROFESSIONAL FUND ADVISOR (PFA) WRAP ACCOUNT. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.


THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.


INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     67

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
               23.12%    50.17%    24.86%                        35.84%    15.94%
   0
 -10
                                             -4.65%    -15.01%
 -20

                1998      1999      2000      2001      2002      2003      2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was -18.47% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 12/31/97)
   Class A Return Before Taxes                       9.58%    8.54%         15.72%
   Class A Return After Taxes on Distributions       9.23%    7.46%         14.68%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               6.62%    6.73%         13.34%
   Class B Return Before Taxes                      10.03%    8.68%         15.81%
   Class C Return Before Taxes(1)                   14.15%    9.03%         15.87%
   S&P MidCap 400 Index (reflects no deduction for
   fees, expenses or taxes)                         16.48%    9.54%         11.70%


INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.74%        0.74%      0.74%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses                               0.33%        0.37%      0.28%
   Total annual operating expenses              1.32%(2)(3)  2.11%      2.02%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.37%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  677     $  714     $  305
   Year 3                                      $  945     $  961     $  634
   Year 5                                      $1,234     $1,334     $1,088
   Year 10                                     $2,053     $2,441     $2,348


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  677     $  214     $  205
   Year 3                                      $  945     $  661     $  634
   Year 5                                      $1,234     $1,134     $1,088
   Year 10                                     $2,053     $2,441     $2,348


THE HARTFORD MUTUAL FUNDS                                                     69

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004 AND (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.


THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.


INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                                          42.49%               15.54%
   0
 -10
                    -13.49%
 -20

                      2002                 2003                 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was -20.08% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                       9.21%        8.23%
   Class A Return After Taxes on Distributions       7.44%        7.76%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               6.89%        6.91%
   Class B Return Before Taxes                       9.74%        8.50%
   Class C Return Before Taxes                      13.73%        9.15%
   Russell 2500 Value Index (reflects no deduction
   for fees, expenses or taxes)                     21.58%       15.21%


INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     71

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.41%      0.51%      0.35%
   Total annual operating expenses(3)           1.51%(2)   2.36%      2.20%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  739     $  323
   Year 3                                      $1,001     $1,036     $  688
   Year 5                                      $1,328     $1,460     $1,180
   Year 10                                     $2,252     $2,696     $2,534

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  695     $  239     $  223
   Year 3                                      $1,001     $  736     $  688
   Year 5                                      $1,328     $1,260     $1,180
   Year 10                                     $2,252     $2,696     $2,534

 72                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

THE HARTFORD MUTUAL FUNDS                                                     73

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 10%
   5           4.73%    4.69%    4.32%    5.33%    3.29%    0.97%    0.24%    0.44%
   0

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.43% (4th quarter, 2000) and the lowest quarterly return was 0.03% (3rd quarter, 2003).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                       LIFE OF FUND(1)
                                                    1 YEAR   5 YEARS   (SINCE 7/22/96)
   Class A                                           0.44%    2.07%         3.09%
   Class B                                          -4.93%    1.16%         2.26%
   Class C(2)                                       -0.93%    1.53%         2.26%
   60-Day Treasury Bill Index (reflects no
   deductions for fees, expenses or taxes)           1.33%    2.70%         3.64%(3)


INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund's most recent current and effective yield information. HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time. Total return and yield for Class B and Class C shares would have been lower if the fund's Rule 12b-1 fees had not been limited by HIFSCO.

(1) Class B and Class C performance information is based on the inception date of Class B shares, August 22, 1997.

(2) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(3) Return is from 7/31/1996 - 12/31/2004.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%(4)   1.00%(4)
   Other expenses                               0.42%      0.32%      0.27%
   Total annual operating expenses(3)           1.17%(2)   1.82%      1.77%


(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

(4) HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  119     $  685     $  280
   Year 3                                      $  372     $  873     $  557
   Year 5                                      $  644     $1,185     $  959
   Year 10                                     $1,420     $2,137     $2,084


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  119     $  185     $  180
   Year 3                                      $  372     $  573     $  557
   Year 5                                      $  644     $  985     $  959
   Year 10                                     $1,420     $2,137     $2,084


THE HARTFORD MUTUAL FUNDS                                                     75

THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's duration, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 10%
   5                      3.87%                          1.45%
   0
  -5
 -10

                           2003                           2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 1.81% (2nd quarter, 2003) and the lowest quarterly return was -1.25% (2nd quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      -1.55%        1.63%
   Class A Return After Taxes on Distributions      -2.59%        0.57%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -1.04%        0.78%
   Class B Return Before Taxes                      -4.19%        1.00%
   Class C Return Before Taxes                      -0.15%        2.40%
   Lehman Brothers 1-5 Year U.S. Government/Credit
   Index (reflects no deduction for fees, expenses
   or taxes)                                         1.85%        3.08%


INDEX: The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/ Credit Index. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     77

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        3.00%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses                               0.21%      0.29%      0.21%
   Total annual operating expenses(3)          1.01%(2)    1.84%      1.76%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  400     $  687     $  279
   Year 3                                      $  612     $  879     $  554
   Year 5                                      $  841     $1,196     $  954
   Year 10                                     $1,499     $2,159     $2,073

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  400     $  187     $  179
   Year 3                                      $  612     $  579     $  554
   Year 5                                      $  841     $  996     $  954
   Year 10                                     $1,499     $2,159     $2,073

 78                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.


THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.


INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth,

     -  are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     79

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 80%
  60
  40
  20
               19.28%   10.46%   65.66%                              55.40%   11.37%
   0
 -20
                                         -13.12%  -15.84%  -30.54%
 -40

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -23.71% (3rd quarter, 2001).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

FOR PERIODS ENDING 12/31/2004

(INCLUDES SALES CHARGES)



                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                       5.25%   -3.64%         8.99%
   Class A Return After Taxes on Distributions       5.25%   -4.09%         7.72%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               3.41%   -3.27%         7.10%
   Class B Return Before Taxes                       5.62%   -3.58%         8.96%
   Class C Return Before Taxes(1)                    9.61%   -3.22%         8.98%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           14.31%   -3.57%      3.68%(2)


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.47%      0.55%      0.45%
   Total annual operating expenses(3)           1.57%(2)   2.40%      2.30%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  743     $  333
   Year 3                                      $1,018     $1,048     $  718
   Year 5                                      $1,358     $1,480     $1,230
   Year 10                                     $2,315     $2,736     $2,636

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  243     $  233
   Year 3                                      $1,018     $  748     $  718
   Year 5                                      $1,358     $1,280     $1,230
   Year 10                                     $2,315     $2,736     $2,636

THE HARTFORD MUTUAL FUNDS                                                     81

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short-and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund's portfolio is diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 125%
 100
  75
  50
  25
               36.34%   6.93%    1.52%    19.85%  111.43%                              49.28%   15.12%
   0
 -25
                                                           -13.95%  -21.97%  -29.08%
 -50

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (2nd quarter, 2001).

--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    8.77%   -5.01%     11.24%
   Class A Return After Taxes on Distributions(1)    8.77%   -6.92%      8.36%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            5.71%   -4.52%      8.38%
   Class B Return Before Taxes(1)                    9.36%   -4.77%     11.24%
   Class C Return Before Taxes(1)                   13.36%   -4.54%     11.23%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           14.31%   -3.57%      7.12%


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%           0.90%      0.90%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.57%           0.69%      0.48%
   Total annual operating expenses(3)           1.72%(2)        2.59%      2.38%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  762     $  341
   Year 3                                      $1,062     $1,105     $  742
   Year 5                                      $1,432     $1,575     $1,270
   Year 10                                     $2,469     $2,925     $2,716

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  715     $  262     $  241
   Year 3                                      $1,062     $  805     $  742
   Year 5                                      $1,432     $1,375     $1,270
   Year 10                                     $2,469     $2,925     $2,716

 84                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     85

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               31.78%   31.33%   22.31%                              25.34%   3.14%
   0
 -10
                                          -5.09%  -13.73%  -24.49%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 20.30% (4th quarter, 1998) and the lowest quarterly return was -17.28% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                        LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   07/22/96)
   Class A Return Before Taxes                      -2.55%   -5.46%       7.53%
   Class A Return After Taxes on Distributions      -2.73%   -5.82%       7.18%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -1.65%   -4.71%       6.47%
   Class B Return Before Taxes                      -2.68%   -5.45%       7.47%
   Class C Return Before Taxes(1)                    1.50%   -4.98%       7.53%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%       9.70%(2)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A       CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%          None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)      5.00%      1.00%
   Exchange fees                                 None          None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.71%         0.71%      0.71%
   Distribution and service (12b-1) fees        0.25%(2)      1.00%      1.00%
   Other expenses                               0.41%         0.47%      0.32%
   Total annual operating expenses              1.37%(2)(3)   2.18%      2.03%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.33%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  682     $  721     $  306
   Year 3                                      $  960     $  982     $  637
   Year 5                                      $1,259     $1,370     $1,093
   Year 10                                     $2,106     $2,513     $2,358

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  682     $  221     $  206
   Year 3                                      $  960     $  682     $  637
   Year 5                                      $1,259     $1,170     $1,093
   Year 10                                     $2,106     $2,513     $2,358

THE HARTFORD MUTUAL FUNDS                                                     87

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch, Inc. ("Fitch") ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                      3.80%                          6.14%
   0
 -10
 -20

                           2003                           2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 2.22% (4th quarter, 2003) and the lowest quarterly return was -1.32% (3rd quarter, 2003).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                       1.32%        3.20%
   Class A Return After Taxes on Distributions       1.32%        3.20%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               2.18%        3.28%
   Class B Return Before Taxes                       0.38%        3.30%
   Class C Return Before Taxes                       4.27%        4.71%
   Lehman Brothers California Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            5.50%        5.76%


INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     89

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               4.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%        0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses                               0.18%        0.29%      0.30%
   Total annual operating expenses(3)           0.98%(2)     1.84%      1.85%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  545     $  687     $  288
   Year 3                                      $  748     $  879     $  582
   Year 5                                      $  967     $1,196     $1,001
   Year 10                                     $1,597     $2,159     $2,169


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  545     $  187     $  188
   Year 3                                      $  748     $  579     $  582
   Year 5                                      $  967     $  996     $1,001
   Year 10                                     $1,597     $2,159     $2,169


 90                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its net assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

THE HARTFORD MUTUAL FUNDS                                                     91

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
               14.09%   2.99%    7.76%    5.76%             10.54%   3.69%    7.79%    4.79%    4.45%
   0
  -5
                                                   -2.57%

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 1995) and the lowest quarterly return was -2.46% (2nd quarter, 2004).

--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -0.29%    5.25%     5.36%
   Class A Return After Taxes on Distributions(1)   -0.49%    5.15%     5.24%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.44%    5.22%     5.26%
   Class B Return Before Taxes(1)                   -1.24%    5.13%     4.94%
   Class C Return Before Taxes(1)                    2.62%    5.42%     4.94%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         4.49%    7.21%     7.06%


INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%           0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.25%           0.27%      0.26%
   Total annual operating expenses(3)           1.22%(2)        1.99%      1.98%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%. As a result, the distribution and service (12b-1) fees and total annual operating expenses have been restated to reflect the current maximum 12b-1 fee.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  702     $  301
   Year 3                                      $  820     $  924     $  621
   Year 5                                      $1,090     $1,273     $1,068
   Year 10                                     $1,861     $2,317     $2,306

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  202     $  201
   Year 3                                      $  820     $  624     $  621
   Year 5                                      $1,090     $1,073     $1,068
   Year 10                                     $1,861     $2,317     $2,306

THE HARTFORD MUTUAL FUNDS                                                     93

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.
CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  15
  10
   5
               15.86%   3.17%    8.73%    5.23%             9.96%    3.50%    9.70%    4.68%    5.22%
   0
  -5
                                                   -3.66%
 -10

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 6.23% (1st quarter, 1995) and the lowest quarterly return was -2.57% (2nd quarter, 2004).

--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    0.53%    5.93%     5.79%
   Class A Return After Taxes on Distributions(1)    0.40%    5.74%     5.68%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            1.79%    5.58%     5.58%
   Class B Return Before Taxes(1)                   -0.49%    5.65%     5.29%
   Class C Return Before Taxes(1)                    3.50%    6.02%     5.31%
   Lehman Brothers Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)         4.49%    7.21%     7.06%


INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     95

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.76%           0.76%      0.76%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.24%           0.25%      0.22%
   Total annual operating expenses(3)           1.25%(2)        2.01%      1.98%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.75% and 1.75%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  572     $  704     $  301
   Year 3                                      $  829     $  930     $  621
   Year 5                                      $1,105     $1,283     $1,068
   Year 10                                     $1,893     $2,338     $2,306

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  572     $  204     $  201
   Year 3                                      $  829     $  630     $  621
   Year 5                                      $1,105     $1,083     $1,068
   Year 10                                     $1,893     $2,338     $2,306

 96                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

THE HARTFORD MUTUAL FUNDS                                                     97

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                      6.03%                          4.86%
   0
 -10
 -20

                           2003                           2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 3.24% (2nd quarter, 2003) and the lowest quarterly return was -0.71% (3rd quarter, 2003).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                       0.19%        3.71%
   Class A Return After Taxes on Distributions       0.12%        3.57%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               1.36%        3.62%
   Class B Return Before Taxes                      -0.88%        3.87%
   Class C Return Before Taxes                       3.12%        5.19%
   Lehman Brothers New York Municipal Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.27%        5.16%


INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses                               0.19%      0.19%      0.20%
   Total annual operating expenses(3)           0.99%(2)   1.74%      1.75%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  677     $  278
   Year 3                                      $  751     $  848     $  551
   Year 5                                      $  972     $1,144     $  949
   Year 10                                     $1,608     $2,052     $2,062

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  546     $  177     $  178
   Year 3                                      $  751     $  548     $  551
   Year 5                                      $  972     $  944     $  949
   Year 10                                     $1,608     $2,052     $2,062

THE HARTFORD MUTUAL FUNDS                                                     99

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against


 100                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------


the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                    101

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5
               10.80%   7.48%             11.26%   7.73%    9.28%    7.14%    3.93%
   0
  -5
                                 -2.71%
 -10

                1997     1998     1999     2000     2001     2002     2003     2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -1.52% (2nd quarter, 1997).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class A Return Before Taxes                      -0.72%    6.85%      6.53%
   Class A Return After Taxes on Distributions      -1.98%    4.64%      4.19%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -0.47%    4.51%      4.13%
   Class B Return Before Taxes                      -1.87%    6.75%      6.34%
   Class C Return Before Taxes(1)                    2.43%    7.13%      6.38%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.34%    7.71%      7.21%(2)


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/ Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2004.

 102                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A          CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%             None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)         5.00%      1.00%
   Exchange fees                                 None             None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%            0.64%      0.64%
   Distribution and service (12b-1) fees        0.25%(2)         1.00%      1.00%
   Other expenses                               0.33%            0.33%      0.22%
   Total annual operating expenses(3)           1.22%(2)         1.97%      1.86%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  700     $  289
   Year 3                                      $  820     $  918     $  585
   Year 5                                      $1,090     $1,262     $1,006
   Year 10                                     $1,861     $2,296     $2,180

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  569     $  200     $  189
   Year 3                                      $  820     $  618     $  585
   Year 5                                      $1,090     $1,062     $1,006
   Year 10                                     $1,861     $2,296     $2,180

THE HARTFORD MUTUAL FUNDS                                                    103

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with an average life of between five and fifteen years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 104                                                   THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 16%
  12
   8
   4
               15.97%   3.36%    8.92%    8.52%             11.50%   7.49%    10.82%   0.89%    3.22%
   0
  -4
                                                   -1.99%
  -8

                1995     1996     1997     1998     1999     2000     2001     2002     2003     2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -2.51% (2nd quarter, 2004).

--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -1.46%    5.71%     6.25%
   Class A Return After Taxes on Distributions(1)   -2.86%    3.83%     4.04%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -0.94%    3.68%     3.93%
   Class B Return Before Taxes(1)                   -2.44%    5.49%     5.77%
   Class C Return Before Taxes(1)                    1.52%    5.86%     5.78%
   Lehman Brothers U.S. Government Index (reflects
   no deduction for fees, expenses or taxes)         3.48%    7.48%     7.46%


INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                    105

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%           0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.36%           0.39%      0.28%
   Total annual operating expenses(3)           1.33%(2)        2.11%      2.00%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  714     $  303
   Year 3                                      $  852     $  961     $  627
   Year 5                                      $1,146     $1,334     $1,078
   Year 10                                     $1,979     $2,441     $2,327

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  214     $  203
   Year 3                                      $  852     $  661     $  627
   Year 5                                      $1,146     $1,134     $1,078
   Year 10                                     $1,979     $2,441     $2,327

 106                                                   THE HARTFORD MUTUAL FUNDS

THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                    107

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.


CLASS A TOTAL RETURNS


BY CALENDAR YEAR

(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------


 30%
  20
  10
                                          27.85%               9.86%
   0
 -10
                    -23.16%
 -20
 -30

                      2002                 2003                 2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class A Return Before Taxes                       3.84%        0.16%
   Class A Return After Taxes on Distributions       3.69%       -0.40%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               2.48%        0.02%
   Class B Return Before Taxes                       4.12%        0.17%
   Class C Return Before Taxes                       8.12%        0.97%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.49%        5.64%


INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

 108                                                   THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               5.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%           0.80%      0.80%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses                               0.36%           0.56%      0.37%
   Total annual operating expenses(3)           1.41%(2)        2.36%      2.17%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  739     $  320
   Year 3                                      $  972     $1,036     $  679
   Year 5                                      $1,279     $1,460     $1,164
   Year 10                                     $2,148     $2,696     $2,503

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  239     $  220
   Year 3                                      $  972     $  736     $  679
   Year 5                                      $1,279     $1,260     $1,164
   Year 10                                     $2,148     $2,696     $2,503

THE HARTFORD MUTUAL FUNDS                                                    109

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 110                                                   THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)



--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
               19.88%   24.81%   8.38%    8.84%    18.84%                     40.85%   17.90%
   0
 -10
                                                            -3.99%  -25.57%
 -20
 -30

                1996     1997     1998     1999     2000     2001     2002     2003     2004


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).

--------------------------------------------------------------------------------
(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004
(INCLUDES SALES CHARGES)



                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 1/2/96)
   Class A Return Before Taxes(1)                   11.42%    5.91%         9.97%
   Class A Return After Taxes on Distributions(1)   11.42%    1.74%         8.29%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            7.42%    1.79%         7.55%
   Class B Return Before Taxes(1)                   12.05%    6.02%         9.86%
   Class C Return Before Taxes(1)                   16.13%    6.35%         9.86%
   Russell 3000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.94%    6.10%     12.21%(2)


INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2) Return is from 12/31/1995 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                    111

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%        1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses                               0.52%        0.70%      0.47%
   Total annual operating expenses(3)           1.77%(2)     2.70%      2.47%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) HIFSCO has agreed through October 31, 2005 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%. HIFSCO has voluntarily agreed to limit the total operating expenses of the Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  773     $  350
   Year 3                                      $1,077     $1,138     $  770
   Year 5                                      $1,457     $1,630     $1,316
   Year 10                                     $2,519     $3,032     $2,806

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  720     $  273     $  250
   Year 3                                      $1,077     $  838     $  770
   Year 5                                      $1,457     $1,430     $1,316
   Year 10                                     $2,519     $3,032     $2,806

 112                                                   THE HARTFORD MUTUAL FUNDS

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Aggressive Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds (both domestic and international equity funds) based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in equity funds, although this percentage may vary from time to time.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

     - The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund*
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund


GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

*Offered pursuant to another prospectus.

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Small Company Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. For

THE HARTFORD MUTUAL FUNDS                                                    113

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------

further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk and value investing risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Because the fund, through an Underlying Fund, may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 114                                                   THE HARTFORD MUTUAL FUNDS

                                  THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.41%      0.49%      0.39%
   Underlying Fund fees and expenses(3)         0.96%      0.96%      0.96%
   Total annual operating expenses(4)           1.82%(2)   2.65%      2.55%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.30% and 2.30%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  725     $  768      $358
   Year 3                                      $1,091     $1,123      $794

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  725      $268       $258
   Year 3                                      $1,091      $823       $794

THE HARTFORD MUTUAL FUNDS                                                    115

THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Allocation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

     - The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS


DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund*
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund


GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

*Offered pursuant to another prospectus.

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

 116                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund
The Hartford International Small Company Fund

FIXED INCOME FUNDS
The Hartford Inflation Plus Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                    117

                                             THE HARTFORD GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.27%      0.32%      0.24%
   Underlying Fund fees and expenses(3)         0.90%      0.90%      0.90%
   Total annual operating expenses(4)           1.62%(2)   2.42%      2.34%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.55%, 2.20% and 2.20%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  745      $337
   Year 3                                      $1,033     $1,055      $730

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  706      $245       $237
   Year 3                                      $1,033      $755       $730

 118                                                   THE HARTFORD MUTUAL FUNDS

THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Balanced Allocation Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in equity funds and approximately 40% of assets in fixed income funds, although these percentages may vary from time to time. The equity component will comprise domestic and international equity funds, while the fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.


     - The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund*
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

* Offered pursuant to another prospectus.

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Value Fund
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation Fund

THE HARTFORD MUTUAL FUNDS                                                    119

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may also invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 120                                                   THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.17%      0.25%      0.18%
   Underlying Fund fees and expenses(3)         0.84%      0.84%      0.84%
   Total annual operating expenses(4)           1.46%(2)   2.29%      2.22%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $690      $  732      $325
   Year 3                                       $986      $1,015      $694

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $690       $232       $225
   Year 3                                       $986       $715       $694

THE HARTFORD MUTUAL FUNDS                                                    121

THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Conservative Allocation Fund seeks current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds. The equity fund allocation is intended to add diversification and enhance returns. It does this by investing in a combination of other Hartford mutual funds -- the Underlying
Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, adjusting the fund's investments in the Underlying Funds generally to achieve approximately 60% of assets in fixed income funds and approximately 40% of assets in equity funds, although these percentages may vary from time to time. The fixed income component will comprise fixed income funds investing in several asset classes of varying credit quality, while the equity component will comprise domestic and international equity funds.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

     - The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

DOMESTIC EQUITY FUNDS
The Hartford Advisers Fund
The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Focus Fund
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
The Hartford Select MidCap Growth Fund*
The Hartford Small Company Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Communications Fund
The Hartford Global Financial Services Fund
The Hartford Global Health Fund
The Hartford Global Leaders Fund
The Hartford Global Technology Fund
The Hartford International Capital Appreciation
  Fund
The Hartford International Opportunities Fund
The Hartford International Small Company Fund

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

* Offered pursuant to another prospectus.

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

DOMESTIC EQUITY FUNDS

The Hartford Capital Appreciation Fund
The Hartford Disciplined Equity Fund
The Hartford MidCap Value Fund
The Hartford SmallCap Growth Fund
The Hartford Stock Fund
The Hartford Value Opportunities Fund

GLOBAL AND INTERNATIONAL EQUITY FUNDS
The Hartford Global Leaders Fund
The Hartford International Capital Appreciation
  Fund

 122                                                   THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND

--------------------------------------------------------------------------------

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. The fund will invest in Underlying Funds that have a growth, value or blend investment orientation. The Underlying Funds may invest primarily in securities of domestic companies. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, stock fund risk and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

THE HARTFORD MUTUAL FUNDS                                                    123

                                       THE HARTFORD CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.18%      0.24%      0.18%
   Underlying Fund fees and expenses(3)         0.78%      0.78%      0.78%
   Total annual operating expenses(4)           1.41%(2)   2.22%      2.16%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $686       $725       $319
   Year 3                                       $972       $994       $676

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $686       $225       $219
   Year 3                                       $972       $694       $676

 124                                                   THE HARTFORD MUTUAL FUNDS

THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Allocation Fund seeks current income and, as a secondary objective, capital preservation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goals through investment in a combination of fixed income funds. It does this by investing in a combination of other Hartford mutual funds -- the Underlying Funds -- through the implementation of a strategic asset allocation strategy. In making investment decisions for the fund, HIFSCO will consider, among other factors, internally generated research as well as research and recommendations provided by Ibbotson. Ibbotson serves as a consultant to HIFSCO with respect to selecting the Underlying Funds and the fund's asset allocations among the Underlying Funds.

In seeking the fund's investment objective, HIFSCO's investment strategies include:

     - Allocating the fund's assets among Class Y shares of Underlying Funds based on the fund's investment objective and on internally generated research as well as research and recommendations of Ibbotson.

     - Under normal market conditions, allocating the fund's investments in the Underlying Funds generally to achieve 100% of assets in fixed income funds. The fixed income funds in which the fund may invest will comprise fixed income funds investing in several asset classes of varying credit quality.

     - Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that HIFSCO believes will provide the most favorable outlook for achieving the fund's investment goal.

     - The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

The Underlying Funds in which the may invest are listed below. HIFSCO may change the asset allocation among the Underlying Funds, or may invest in other Underlying Funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal.

UNDERLYING FUNDS

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund

The Underlying Funds in which the fund invested in as of December 31, 2004 are listed below.

UNDERLYING FUNDS AS OF DECEMBER 31, 2004

FIXED INCOME AND MONEY MARKET FUNDS
The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Inflation Plus Fund
The Hartford Money Market Fund
The Hartford Short Duration Fund
The Hartford Total Return Bond Fund

The fund intends to be fully invested at all times. However, the fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The Underlying Funds in which the fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them corporate bonds of varying credit quality, money market instruments and others. The Underlying Funds may invest in debt securities, primarily of U.S. issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade, and unrated securities determined to be of comparable quality by HIFSCO. For further details, please refer to the section entitled "Principal Investment Strategy" for each of the Underlying Funds listed above.

--------------------------------------------------------------------------------

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds in which it invests. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, interest rate risk, credit risk, and foreign investment risk. The fund is also subject to manager allocation risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds

THE HARTFORD MUTUAL FUNDS                                                    125

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Manager allocation risk refers to the possibility that HIFSCO could allocate assets in a manner that results in the fund underperforming its peers.

 126                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.20%      0.20%      0.20%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.28%      0.43%      0.28%
   Underlying Fund fees and expenses(3)         0.67%      0.67%      0.67%
   Total annual operating expenses(4)           1.40%(2)   2.30%      2.15%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) Estimated.

(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                       $586      $  733      $318
   Year 3                                       $873      $1,018      $673

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                       $586       $233       $218
   Year 3                                       $873       $718       $673

THE HARTFORD MUTUAL FUNDS                                                    127

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

SUMMARY COMPARISON OF THE FUNDS OF FUNDS


With respect to the five funds of funds contained in this Prospectus, HIFSCO invests each fund of funds' assets in a combination of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The funds of funds differ primarily due to their asset allocations among these fund types. HIFSCO intends to manage each fund of funds according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or intend to attempt to capture short-term market opportunities. However, HIFSCO may modify the asset allocation strategy for any fund of funds and modify the selection of Underlying Funds for any fund of funds from time to time if it believes that doing so would better enable the fund of funds to pursue its investment goal.

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. With respect to the funds of funds, each fund of funds' share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of each fund of funds to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

For the five funds of funds contained in this Prospectus, each of the Underlying Funds in which they invest is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because each of the funds of funds invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of each of the funds of funds in direct proportion to the amount of assets the fund of funds allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by each fund (or in the case of the funds of funds, the Underlying Funds) all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, U.S. Government Securities Fund and Income Allocation Fund, may invest (through certain Underlying Funds in the case of the funds of funds) as part of their principal investment strategy, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers Fund, all of the Hartford Fixed Income Funds, and all of the funds of funds except the Aggressive Growth Allocation Fund (through certain Underlying Funds) may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund (other than the Money Market Fund, which may invest in high-quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, except with respect to Income Fund and Inflation Plus Fund, which may utilize derivatives as part of their principal investment strategy as set forth in the

 128                                                   THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

Principal Investment Strategy section for each of these funds, each fund (other than the Money Market Fund) (through certain Underlying Funds in the case of a fund of funds) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund (through certain Underlying Funds in the case of a fund of funds) to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's (or in the case of a fund of funds, an Underlying Fund's) portfolio investments. Hedging techniques may not always be available to the funds (or in the case of a fund of funds, an Underlying Fund), and it may not always be feasible for a fund (or in the case of a fund of funds, an Underlying Fund) to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund (through an Underlying Fund in the case of a fund of funds) could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's (or in the case of a fund of funds, an Underlying Fund's) manager expected. As a result, the use of these techniques may result in losses to a fund (through an Underlying Fund in the case of a fund of funds) or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund to earn income that is taxable when distributed to shareholders.

FOREIGN INVESTMENTS


The funds (through certain Underlying Funds in the case of a fund of funds) other than the Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. The Money Market Fund and Short Duration Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund (through an Underlying Fund in the case of a fund of funds) to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund (through an Underlying Fund in the case of a fund of funds) has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (through an Underlying Fund in the case of a fund of funds), or political or social instability or

THE HARTFORD MUTUAL FUNDS                                                    129

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation Fund, Global Communications Fund, International Capital Appreciation Fund, International Opportunities Fund and International Small Company Fund may invest in emerging markets as part of their principal investment strategy. All other funds (through certain Underlying Funds in the case of a fund of funds), except Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds (through certain Underlying Funds in the case of a fund of funds) may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Growth Opportunities Fund, International Small Company Fund, Small Company Fund, SmallCap Growth Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Advisers Fund, Capital Appreciation Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Leaders Fund, Growth Fund, High Yield Fund, International Capital Appreciation Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund, Stock Fund, Total Return Bond Fund, Value Fund and all of the funds of funds, except the Income Allocation Fund (through certain Underlying Funds), may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES (EACH FUND, EXCEPT THE FUNDS OF FUNDS)


Each fund, except the funds of funds, is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. The funds of funds are permitted to invest in a combination of other Hartford mutual funds (the Underlying Funds) as part of their principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced

 130                                                   THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


Capital Appreciation Fund, Focus Fund, Global Communications Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, Income Fund, Inflation Plus Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, Short Duration Fund, SmallCap Growth Fund, Small Company Fund, Total Return Bond Fund and U.S. Government Securities Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. Except for the Tax-Free Funds, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS                                                    131

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT POLICIES


Disciplined Equity Fund, Equity Income Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund each also has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund (through certain Underlying Funds in the case of a fund of funds) may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.


 132                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund of funds and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. With respect to the funds of funds, Ibbotson serves as a consultant to HIFSCO in the selection of the Underlying Funds and the determination of each fund of funds' asset allocations among the Underlying Funds. Ibbotson, one of the premier firms in designing asset allocation-based investment strategies, is principally located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.


A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds.



In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.


THE INVESTMENT SUB-ADVISERS



Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than the funds of funds and those funds subadvised by Hartford Investment Management. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington


THE HARTFORD MUTUAL FUNDS                                                    133

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.90%
Amount Over $1 Billion                     0.85%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $100,000,000                         1.00%
Next $150,000,000                          0.80%
Amount Over $250 Million                   0.70%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $50,000,000                          0.80%
Amount Over $50 Million                    0.70%

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND, STOCK FUND AND VALUE FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

ADVISERS FUND, DIVIDEND AND GROWTH FUND AND HIGH YIELD FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 Billion                     0.60%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $50,000,000                          0.72%
Amount Over $50 Million                    0.70%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.60%
Amount Over $500 Million                   0.55%

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.65%
Next $500,000,000                          0.55%
Amount Over $1 Billion                     0.50%

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.55%
Amount Over $500 Million                   0.50%

 134                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.50%
Next $500,000,000                          0.45%
Amount Over $1 Billion                     0.40%

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
All Assets                                 0.20%

For each fund's fiscal year ended October 31, 2004, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                         10/31/2004
---------                                         ----------
The Hartford Advisers Fund                          0.64%
The Hartford Capital Appreciation Fund              0.67%
The Hartford Disciplined Equity Fund                0.80%
The Hartford Dividend and Growth Fund               0.64%
The Hartford Equity Income Fund                    0.80%*
The Hartford Focus Fund                             1.00%
The Hartford Global Communications Fund             1.00%
The Hartford Global Financial Services Fund         1.00%
The Hartford Global Health Fund                     1.00%
The Hartford Global Leaders Fund                    0.82%
The Hartford Global Technology Fund                 1.00%
The Hartford Growth Fund                            0.77%
The Hartford Growth Opportunities Fund              0.77%
The Hartford High Yield Fund                        0.75%
The Hartford Income Fund                            0.60%
The Hartford Inflation Plus Fund                    0.59%
The Hartford International Capital Appreciation
  Fund                                              1.00%
The Hartford International Opportunities Fund       0.85%
The Hartford International Small Company Fund       1.00%
The Hartford MidCap Fund                            0.74%
The Hartford MidCap Value Fund                      0.85%
The Hartford Money Market Fund                      0.50%
The Hartford Short Duration Fund                    0.55%
The Hartford Small Company Fund                     0.85%
The Hartford SmallCap Growth Fund                   0.90%
The Hartford Stock Fund                             0.71%
The Hartford Tax-Free California Fund               0.55%
The Hartford Tax-Free Minnesota Fund                0.72%
The Hartford Tax-Free National Fund                 0.76%
The Hartford Tax-Free New York Fund                 0.55%
The Hartford Total Return Bond Fund                 0.64%
The Hartford U.S. Government Securities Fund        0.72%
The Hartford Value Fund                             0.80%
The Hartford Value Opportunities Fund               1.00%
The Hartford Aggressive Growth Allocation Fund      0.20%
The Hartford Growth Allocation Fund                 0.20%
The Hartford Balanced Allocation Fund               0.20%

FUND NAME                                         10/31/2004
---------                                         ----------
The Hartford Conservative Allocation Fund           0.20%
The Hartford Income Allocation Fund                 0.20%


* HIFSCO has voluntarily agreed to waive management fees until August 28, 2005.



A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.


PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

ADVISERS FUND  The fund is co-managed by Rand L. Alexander and John C. Keogh.


Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.


John C. Keogh, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1983.

CAPITAL APPRECIATION FUND Saul J. Pannell, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1996). Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since 1998.

THE HARTFORD MUTUAL FUNDS                                                    135
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

DISCIPLINED EQUITY FUND James A. Rullo, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1998). Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, Vice President of Wellington Management, joined the firm in 1994 and has been an investment professional since 1996. Mr. Chally has been involved in portfolio management and securities analysis for the fund since its inception
(1998).

DIVIDEND AND GROWTH FUND Edward P. Bousa, Vice President of Wellington Management, has served as portfolio manager of the fund since September, 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000. Prior to joining the firm, Mr. Bousa was an investment professional with Putnam Investments Incorporated (1992-2000).

EQUITY INCOME FUND John R. Ryan, Senior Vice President and Managing Partner of Wellington Management, has served as portfolio manager of the fund since its inception (2003). Mr. Ryan joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981.


FOCUS FUND Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.


GLOBAL COMMUNICATIONS FUND This fund has been managed by a team of global industry analysts that specialize in the communications industry since its inception in 2000. Each member of the team manages a portion of the fund.

Archana Basi, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Ms. Basi has been involved in portfolio management and securities analysis for the fund since 2002. Prior to joining Wellington Management, Ms. Basi was an investment professional at T. Rowe Price (1998-2001).

David Nincic, Vice President of Wellington Management, joined the firm as an investment professional in 1999. Mr. Nincic has been involved in portfolio management and securities analysis for the fund since its inception (2000).

GLOBAL FINANCIAL SERVICES FUND This fund has been managed by a team of global industry analysts that specialize in the financial services industry since its inception in 2000. Each member of the team manages a portion of the fund.

Mark T. Lynch, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1994. Mr. Lynch has been involved in portfolio management and securities analysis for the fund since its inception (2000).


Theodore E. Shasta, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1996. Mr. Shasta has been involved in portfolio management and securities analysis for the fund since its inception
(2000).


Jennifer L. Nettesheim, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Ms. Nettesheim has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Ms. Nettesheim was an investment professional at Fidelity Investments (1997-2001).

Andrew R. Heiskell, Vice President of Wellington Management, joined the firm as an investment professional in 2002. Mr. Heiskell has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Mr. Heiskell was an investment professional at Merrill Lynch (1995-1999) and in graduate school at the University of Chicago Graduate School of Business (2001).

GLOBAL HEALTH FUND This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund.

Joseph H. Schwartz, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1983. Mr. Schwartz has been involved in portfolio management and securities analysis for the fund since its inception
(2000).

Jean M. Hynes, Senior Vice President of Wellington Management, joined the firm in 1991 and has been an investment professional since 1993. Ms. Hynes has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Ann C. Gallo, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Gallo has been involved in portfolio management and securities analysis for the fund since its inception (2000).

 136                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Kirk J. Mayer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Mayer has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Robert L. Deresiewicz, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Mr. Deresiewicz has been involved in portfolio management and securities analysis for the fund since 2004. Prior to joining Wellington Management, Mr. Deresiewicz was an Assistant Professor of Medicine at the Harvard Medical School and an Associate Physician in the Division of Infectious Diseases at the Brigham and Women's Hospital (1987-1998), and in graduate school at the Harvard Business School (2000).

GLOBAL LEADERS FUND Andrew S. Offit, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.


Jean-Marc Berteaux, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).


GLOBAL TECHNOLOGY FUND This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund.

Scott E. Simpson, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Simpson has been involved in portfolio management and securities analysis for the fund since its inception
(2000).

John F. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1994. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2000).


Eric C. Stromquist, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1989. Mr. Stromquist has been involved in portfolio management and securities analysis for the fund since its inception
(2000).


Bruce L. Glazer, Vice President of Wellington Management, joined the firm as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Anita M. Killian, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Ms. Killian has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Ms. Killian was an investment professional with VALUEQUEST/TA (1997-2000).

Vikram Murthy, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Murthy has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Mr. Murthy was a business strategy manager in the Attractions division of the Walt Disney Company (1996-1999).

GROWTH FUND Andrew J. Shilling, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, Vice President of Wellington Management, joined the firm as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the fund since 2002. Prior to joining Wellington Management, Mr. Boselli was an investment professional with Putnam Investments Incorporated (1996-2002).

GROWTH OPPORTUNITIES FUND Michael T. Carmen, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

HIGH YIELD FUND  The fund is co-managed by Christine Mozonski and David
Hillmeyer.

Christine Mozonski, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2000. Ms. Mozonski joined Hartford Investment Management in June 1992 and has been an investment professional involved in trading and portfolio management since that time.

David Hillmeyer, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Hillmeyer joined Hartford Investment Management in 1995 and has been an investment professional involved in trading and portfolio management since 1992.

INCOME FUND  The fund is co-managed by Edward Vaimberg and William H. Davison.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004.

THE HARTFORD MUTUAL FUNDS                                                    137

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

INFLATION PLUS FUND The fund is co-managed by Timothy Wilhide and William H. Davison.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

INTERNATIONAL CAPITAL APPRECIATION FUND Andrew S. Offit, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).

INTERNATIONAL OPPORTUNITIES FUND Trond Skramstad, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 1996. Mr. Skramstad joined Wellington Management as an investment professional in 1993.

Nicolas M. Choumenkovitch, Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since 2000.

Gavin S. Ma, Vice President of Wellington Management, joined the firm in 1993 and has been an investment professional since 1994. Mr. Ma has been involved in portfolio management and securities analysis for the fund since 2002.

INTERNATIONAL SMALL COMPANY FUND Edward L. Makin, Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Makin joined Wellington Management as an investment professional in 1994.

MIDCAP FUND Phillip H. Perelmuter, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1997). Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

MIDCAP VALUE FUND James N. Mordy, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

MONEY MARKET FUND The fund is managed by Robert Crusha, with Adam Tonkinson as assistant portfolio manager.

Robert Crusha, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 1, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since March 15, 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

SHORT DURATION FUND  The fund is co-managed by Robert Crusha and Brian Dirgins.

Robert Crusha, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management, has served as co-portfolio manager of

 138                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

the fund since March 15, 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.

SMALL COMPANY FUND Steven C. Angeli, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

SMALLCAP GROWTH FUND David J. Elliott, Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Dwyer has been involved in portfolio management and securities analysis for the fund since April 2, 2001.

STOCK FUND Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.

TAX-FREE CALIFORNIA FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE MINNESOTA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NATIONAL FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NEW YORK FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

THE HARTFORD MUTUAL FUNDS                                                    139
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

Mr. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

VALUE FUND John R. Ryan, Senior Vice President and Managing Partner of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Ryan joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981.

VALUE OPPORTUNITIES FUND This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund.

James H. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2001).

David R. Fassnacht, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception
(2001).

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2001).

David W. Palmer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since 2003.

AGGRESSIVE GROWTH ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

GROWTH ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

BALANCED ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment

 140                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

CONSERVATIVE ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

INCOME ALLOCATION FUND The fund is co-managed by William H. Davison, Jr. and Christopher Hanlon.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since its commencement of operations on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

THE HARTFORD MUTUAL FUNDS                                                    141

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.


CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS



Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the board of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company."). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a fund. HIFSCO is not obligated to sell any specific amount of shares of any fund.


DISTRIBUTION PLANS



Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of the applicable Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.



CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing


 142                                                   THE HARTFORD MUTUAL FUNDS
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expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.



CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.



CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.



GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.



In accordance with the terms of the Plans, HIFSCO provides to each fund, for review by the applicable Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.



The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such


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continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the fund affected thereby. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

ALL FUNDS, EXCEPT FOR INCOME ALLOCATION FUND AND THE HARTFORD FIXED INCOME FUNDS

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

INCOME ALLOCATION FUND AND THE HARTFORD FIXED INCOME FUNDS, EXCEPT FOR THE HARTFORD MONEY MARKET FUND AND THE HARTFORD SHORT DURATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999     4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

THE HARTFORD SHORT DURATION FUND

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        3.00%       3.09%          2.50%
$ 50,000 -- $ 99,999     2.50%       2.56%          2.00%
$100,000 -- $249,999     2.25%       2.30%          1.75%
$250,000 -- $499,999     1.75%       1.78%          1.25%
$500,000 -- $999,999     1.25%       1.27%          1.00%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the

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shares being sold, whichever is less. The CDSCs are as follows:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.


Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.


Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

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- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.


- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:


- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),


- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,


- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,


- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).


The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.


ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.



With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.



As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce


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--------------------------------------------------------------------------------


Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.



For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.


Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.


NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 148                                                   THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


1 Read this prospectus carefully.


2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     - non-retirement accounts: $1,000 per fund, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000.
     - retirement accounts: $1,000 per fund, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000.
     - Automatic Investment Plans: $50 to open, except for the Capital Appreciation Fund. The minimum initial investment for the Capital Appreciation Fund: $10,000. You must invest at least $50 per month in each fund.
     -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                    149

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  [INTERNET   - Go to www.hartfordinvestor.com
  GRAPHIC]    - Under Client Account Access, click on Hartford Mutual
                Funds, and enter your User ID (SSN) and PIN. First time
                users will need to create a PIN, by clicking on the
                Create/Reset PIN link.
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - Select "Work with Fund" on the fund you want to purchase shares in.
              - First time users will need to select the Add Bank
                Instructions function to setup their bank information
                online.
              - Once bank instructions have been established, select the purchase shares function and enter the purchase
                information.
              - After you submit your successful purchase request a
              purchase acknowledgement will be displayed.
              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - After logging into your accounts at
                www.hartfordinvestor.com, select "Work with Fund" on one
                of the funds you will be exchanging between.
              - Select the Exchange Shares function and follow the
                instructions on the Exchange Request screen.
              - On the verification page, check the box explaining that
                you have read, understand and accept the terms and
                conditions of the prospectus, and click submit.
              - After you submit your successful exchange request an
                exchange acknowledgement will be displayed.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation Fund.
                    The minimum amount when exchanging into a new account
                    in the Capital Appreciation Fund is $10,000.
 ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE      ACCOUNT
  GRAPHIC]    - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                currently set up, you will be asked to provide bank
                instructions in writing or by fax.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                exchange.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation Fund.
                    The minimum amount when exchanging into a new account
                    in the Capital Appreciation Fund is $10,000.
 IN WRITING:
   WITH CHECK
              - Make out a check for the investment amount, payable to
  [CHECK        "The Hartford Mutual Funds."
  GRAPHIC]    - Complete the detachable investment slip from an account
                statement, or write a note specifying the fund name and
                share class, account number and the name(s) in which the
                account is registered.
              - Deliver the check and your investment slip, or note, to
                the address listed below.
 BY EXCHANGE
              - Write a letter of instruction indicating the fund names,
  [ARROW        share class, account number, the name(s) in which the
  GRAPHIC]      accounts are registered, and your signature.
              - Deliver these instructions to your financial
                representative or plan administrator, or mail to the
                address listed below.
              Note: The minimum amount when exchanging into a new fund is
                    $1,000 per fund, except for the Capital Appreciation Fund.
                    The minimum amount when exchanging into a new account
                    in the Capital Appreciation Fund is $10,000.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 150                                                   THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 BY WIRE
                                                         - Instruct your bank to wire the amount of your
  [BANK GRAPHIC]                                           investment to:
                                                             US Bank National Association
                                                             ABA #091000022, credit account no:
                                                             1-702-2514-1341
                                                             The Hartford Mutual Funds Purchase Account
                                                             For further credit to: (Your name)
                                                             Hartford Mutual Funds Account Number:
                                                             (Your account number)
                                                         Specify the fund name, share class, your account
                                                           number and the name(s) in which the account is
                                                           registered. Your bank may charge a fee to wire
                                                           funds.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                    151

SELLING SHARES


 BY LETTER
                                                         - Write a letter of instruction or complete a
  [LETTER GRAPHIC]                                         power of attorney indicating the fund name,
                                                           your share class, your account number, the
                                                           name(s) in which the account is registered and
                                                           the dollar value or number of shares you wish
                                                           to sell.
                                                         - Include all signatures and any additional
                                                           documents that may be required (see next
                                                           page).
                                                         - Mail the materials to the address below or to
                                                           your plan administrator.
                                                         - A check will be mailed to the name(s) and
                                                           address in which the account is registered, or
                                                           otherwise according to your letter of
                                                           instruction. Overnight delivery may be
                                                           requested for a nominal fee which will be
                                                           deducted from redemption proceeds.
 BY PHONE
                                                         - Restricted to sales of up to $50,000 in any
  [PHONE GRAPHIC]                                          7-day period.
                                                         - To place your order with a representative,
                                                           call the transfer agent at the number below
                                                           between 8 A.M. and 7 P.M. Eastern Time
                                                           (between 7 A.M. and 6 P.M. Central Time)
                                                           Monday through Thursday and between 9:15 A.M.
                                                           and 6 P.M. Eastern Time (between 8:15 A.M. and
                                                           5 P.M. Central Time) on Friday. Orders
                                                           received after 4 P.M. Eastern Time (3 P.M.
                                                           Central Time) will receive the next business
                                                           day's offering price.
                                                         - For automated service 24 hours a day using
                                                           your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                                                         - Fill out the "Telephone Exchanges and
  [BANK GRAPHIC]                                           Telephone Redemption" and "Bank Account or
                                                           Credit Union Information" sections of your new
                                                           account application.
                                                         - Call the transfer agent to verify that the
                                                           telephone redemption privilege is in place on
                                                           an account, or to request the forms to add it
                                                           to an existing account.
                                                         - Generally, amounts of $1,000 or more will be
                                                           wired on the next business day. Your bank may
                                                           charge a fee for this service. Wire transfers
                                                           are available upon request, but may be subject
                                                           to a nominal fee.
                                                         - Amounts of less than $1,000 may be sent by EFT
                                                           or by check. Funds from EFT transactions are
                                                           generally available by the third to fifth
                                                           business day. Your bank may charge a fee for
                                                           this service.
                                                         - Phone requests are limited to amounts up to
                                                           $50,000 in a 7-day period.
 BY EXCHANGE
                                                         - Obtain a current prospectus for the fund into
  [ARROW GRAPHIC]                                          which you are exchanging by calling your
                                                           financial representative or the transfer agent
                                                           at the number below.
                                                         - Call your financial representative or the
                                                           transfer agent to request an exchange.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 152                                                   THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)
                                                         - Fill out the checkwriting section of the
  [CHECK GRAPHIC]                                          application.
                                                         - Request checkwriting on your account
                                                           application.
                                                         - Verify that the shares to be sold were
                                                           purchased more than 10 days earlier or were
                                                           purchased by wire. Checks written on your
                                                           account prior to the end of this period may
                                                           result in those checks being returned to you
                                                           for insufficient funds.
                                                         - Write a check for any amount over $100 and
                                                           sign each check as designated on the account
                                                           application signature card.
                                                         - You are entitled to distributions paid on your
                                                           shares up to the time your check is presented
                                                           to our bank for payment.
                                                         - You may not write a check for the entire value
                                                           of your account or close your account by
                                                           writing a check.
                                                         - If the amount of your check is greater than
                                                           the value of your Money Market Fund account,
                                                           the fund will return your check for
                                                           insufficient funds and your account will be
                                                           charged a $25 service fee.
 ON THE WEB
                                                         - Log into your account(s) by using Client
  [CHECK GRAPHIC]                                          Account
                                                         - Access at www.HartfordInvestor.com
                                                         - On the Portfolio Summary page, find the fund
                                                           you want to redeem from and select "Work with
                                                           Fund"
                                                         - On the Fund Detail page, select either the
                                                           "Redeem Shares' or "Exchange Shares' function,
                                                           and click "Go"
                                                         - Complete the Redemption or Exchange Request,
                                                           and click on "Continue".
                                                         - Verify the transaction information and click
                                                           on "Submit"
                                                         * Because of legal and tax restrictions on
                                                         withdrawals from employer-sponsored retirement
                                                         accounts (i.e. SEP, SIMPLE and 403B plans), you
                                                         will not be allowed to enter a redemption
                                                         request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                    153

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 154                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


Except for the Money Market Fund, the funds (through certain Underlying Funds in the case of a fund of funds) generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund (through certain Underlying Funds in the case of a fund of funds) will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors (or in the case of a fund of funds, the Boards of Directors of the Underlying Funds). Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund (through certain Underlying Funds in the case of a fund of funds) may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults;
(ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund (through certain Underlying Funds in the case of a fund of funds), and in particular, Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund, uses a fair value pricing service approved by that fund's Board (or in the case of a fund of funds, the Boards of the Underlying Funds), which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the funds (through certain Underlying Funds in the case of a fund of funds) may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund (through certain Underlying Funds in the case of a fund of funds) could obtain the fair value assigned to a security if it (through certain Underlying Funds in the case of a fund of funds) were to sell the security at approximately the time at which that fund determines its NAV per share.



Debt securities (other than short-term obligations) held by a fund (through certain Underlying Funds in the case of a fund of funds) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors (or in the case of a fund of funds, the Boards of Directors of the Underlying Funds). Generally, each fund, and in particular, Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund, uses fair valuation in regards to debt securities when a fund holds defaulted or distressed securities, securities in a company in which a reorganization is pending, securities purchased on a "when issued" basis (i.e., securities that have been authorized but not yet issued), and when an independent pricing service provides a price that is deemed to be unreliable. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next

THE HARTFORD MUTUAL FUNDS                                                    155

TRANSACTION POLICIES

--------------------------------------------------------------------------------

NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any other fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.


The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any

 156                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.


It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.


The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the

THE HARTFORD MUTUAL FUNDS                                                    157

TRANSACTION POLICIES

--------------------------------------------------------------------------------

request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:


- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances



- after any changes of name or address of the registered owner(s)



- in all other circumstances, every quarter during which there is activity in your account, and at least annually


Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income of the funds are normally declared and paid annually. Dividends from the net investment income of the Advisers Fund, Dividend and Growth Fund, Equity Income Fund, Balanced Allocation Fund and Conservative Allocation Fund are declared and paid quarterly. Dividends from the net investment income of the Income Fund, Inflation Plus Fund, High Yield Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund, U.S. Government Securities Fund and Income Allocation Fund are declared and paid monthly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain

 158                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions received by a fund of funds from an Underlying Fund generally will be treated as ordinary income of the fund of funds if paid from the Underlying Fund's ordinary income or short-term capital gains. Distributions paid from an Underlying Fund's long-term capital gains, however, generally will be treated by a fund of funds as long-term capital gains. With respect to the funds of funds, a portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON DISTRIBUTIONS (TAX-FREE FUNDS ONLY) Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund intends to comply with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of The Hartford Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund intends to comply with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES (EACH FUND) Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund (through an Underlying Fund in the case of a fund of funds) to

THE HARTFORD MUTUAL FUNDS                                                    159

TRANSACTION POLICIES
--------------------------------------------------------------------------------

liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum per fund) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 160                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.


THE HARTFORD ADVISERS FUND -- CLASS A



                                                               YEAR ENDED:                            PERIOD ENDED:
                                      -------------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                      10/31/2004(6)   10/31/2003(6)   10/31/2002(6)    10/31/2001     10/31/2000(5)   12/31/1999
      CLASS A -- PERIOD ENDED:        -------------   -------------   -------------   -------------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $14.19          $12.67          $14.38          $17.07         $17.02         $15.71
Income from Investment Operations:
  Net investment income (loss)               0.18            0.19            0.21            0.30           0.24           0.27
  Net realized and unrealized gain
    (loss) on investments                    0.38            1.52           (1.69)          (2.04)          0.19           1.60
                                       ----------      ----------      ----------      ----------       --------       --------
Total from investment operations             0.56            1.71           (1.48)          (1.74)          0.43           1.87
Less distributions:
  Dividends from net investment
    income                                  (0.18)          (0.19)          (0.23)          (0.31)         (0.22)         (0.25)
  Distributions from capital gains           0.00            0.00            0.00           (0.64)         (0.16)         (0.31)
  Return of capital                          0.00            0.00            0.00            0.00           0.00           0.00
                                       ----------      ----------      ----------      ----------       --------       --------
Total distributions                         (0.18)          (0.19)          (0.23)          (0.95)         (0.38)         (0.56)
                                       ----------      ----------      ----------      ----------       --------       --------
Net asset value, end of period             $14.57          $14.19          $12.67          $14.38         $17.07         $17.02
                                       ==========      ==========      ==========      ==========       ========       ========
TOTAL RETURN(1)                             3.93%(8)       13.62%         (10.42%)        (10.67%)         2.52%(2)      12.08%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                           $1,539,264      $1,470,569      $1,245,331      $1,088,858       $893,954       $693,136
Ratio of expenses to average net
  assets before waivers and
  reimbursements                            1.22%           1.40%           1.41%           1.27%          1.26%(3)       1.31%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                            1.22%(7)        1.39%           1.36%           1.22%          1.21%(3)       1.26%
Ratio of net investment income
  (loss) to average net assets              1.23%           1.44%           1.56%           1.99%          1.76%(3)       1.72%
Portfolio turnover rate(4)                    42%             46%             44%             37%            38%            35%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C, respectively.


(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    161

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS B



                                                               YEAR ENDED:                            PERIOD ENDED:
                                      -------------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                      10/31/2004(6)   10/31/2003(6)   10/31/2002(6)    10/31/2001     10/31/2000(5)   12/31/1999
      CLASS B -- PERIOD ENDED:        -------------   -------------   -------------   -------------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $14.05          $12.54          $14.24          $16.90          $16.87         $15.59
Income from Investment Operations:
  Net investment income (loss)              0.07            0.09            0.11            0.20            0.15           0.16
  Net realized and unrealized gain
    (loss) on investments                   0.38            1.51           (1.68)          (2.03)           0.17           1.58
                                        --------        --------        --------        --------        --------       --------
Total from investment operations            0.45            1.60           (1.57)          (1.83)           0.32           1.74
Less distributions:
  Dividends from net investment
    income                                 (0.07)          (0.09)          (0.13)          (0.19)          (0.13)         (0.15)
  Distributions from capital gains          0.00            0.00            0.00           (0.64)          (0.16)         (0.31)
  Return of capital                         0.00            0.00            0.00            0.00            0.00           0.00
                                        --------        --------        --------        --------        --------       --------
Total distributions                        (0.07)          (0.09)          (0.13)          (0.83)          (0.29)         (0.46)
                                        --------        --------        --------        --------        --------       --------
Net asset value, end of period            $14.43          $14.05          $12.54          $14.24          $16.90         $16.87
                                        ========        ========        ========        ========        ========       ========
TOTAL RETURN(1)                            3.21%(8)       12.86%         (11.11%)        (11.27%)          1.89%(2)      11.29%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $550,499        $593,179        $567,953        $622,519        $631,930       $555,338
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.95%           2.13%           2.08%           1.93%           1.92%(3)       1.97%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.95%(7)        2.12%           2.08%           1.93%           1.92%(3)       1.97%
Ratio of net investment income
  (loss) to average net assets             0.50%           0.72%           0.84%           1.28%           1.05%(3)       1.00%
Portfolio turnover rate(4)                   42%             46%             44%             37%             38%            35%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C, respectively.


(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for Classes A, B and C, respectively.


 162                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS C



                                                             YEAR ENDED:                           PERIOD ENDED:
                                      ----------------------------------------------------------     1/1/2000-      YEAR ENDED:
                                      10/31/2004(7)   10/31/2003(7)   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
      CLASS C -- PERIOD ENDED:        -------------   -------------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $14.18          $12.66          $14.37         $17.05        $17.02          $15.73
Income from Investment Operations:
  Net investment income (loss)              0.09            0.11            0.12           0.20          0.15            0.17
  Net realized and unrealized gain
    (loss) on investments                   0.37            1.52           (1.69)         (2.04)         0.17            1.58
                                        --------        --------        --------       --------      --------        --------
Total from investment operations            0.46            1.63           (1.57)         (1.84)         0.32            1.75
Less distributions:
  Dividends from net investment
    income                                 (0.08)          (0.11)          (0.14)         (0.20)        (0.13)          (0.15)
  Distributions from capital gains          0.00            0.00            0.00          (0.64)        (0.16)          (0.31)
  Return of capital                         0.00            0.00            0.00           0.00          0.00            0.00
                                        --------        --------        --------       --------      --------        --------
Total distributions                        (0.08)          (0.11)          (0.14)         (0.84)        (0.29)          (0.46)
                                        --------        --------        --------       --------      --------        --------
Net asset value, end of period            $14.56          $14.18          $12.66         $14.37        $17.05          $17.02
                                        ========        ========        ========       ========      ========        ========
TOTAL RETURN(1)                            3.27%(9)       12.92%         (10.99%)       (11.26%)        1.89%(3)       11.29%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $355,711        $421,814        $422,520       $478,194      $432,171        $323,631
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           1.86%           2.00%           1.97%          1.93%         1.92%(4)        1.99%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           1.86%(8)        2.00%           1.97%          1.93%         1.92%(4)        1.99%
Ratio of net investment income
  (loss) to average net assets             0.58%           0.84%           0.95%          1.28%         1.05%(4)        0.99%
Portfolio turnover rate(2)                   42%             46%             44%            37%           38%             35%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C, respectively.


(9) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    163

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS A



                                                            YEAR ENDED:                           PERIOD ENDED:
                                    -----------------------------------------------------------     1/1/2000-         YEAR ENDED:
                                    10/31/2004        10/31/2003    10/31/2002(6)   10/31/2001    10/31/2000(5)       12/31/1999
CLASS A -- PERIOD ENDED:            -----------       -----------   -------------   -----------   -------------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                                $26.50            $20.47          $24.12        $33.20          $31.72            $20.42
Income from Investment Operations:
  Net investment income (loss)           (0.01)            (0.04)          (0.06)         0.05           (0.01)            (0.07)
  Net realized and unrealized gain
    (loss) on investments                 4.31              6.07           (3.59)        (5.12)           3.15             13.28
                                    ----------        ----------      ----------    ----------      ----------          --------
Total from investment operations          4.30              6.03           (3.65)        (5.07)           3.14             13.21
Less distributions:
  Dividends from net investment
    income                                0.00              0.00            0.00          0.00            0.00              0.00
  Distributions from capital gains        0.00              0.00            0.00         (4.01)          (1.66)            (1.91)
  Return of capital                       0.00              0.00            0.00          0.00            0.00              0.00
                                    ----------        ----------      ----------    ----------      ----------          --------
Total distributions                       0.00              0.00            0.00         (4.01)          (1.66)            (1.91)
                                    ----------        ----------      ----------    ----------      ----------          --------
Net asset value, end of period          $30.80            $26.50          $20.47        $24.12          $33.20            $31.72
                                    ==========        ==========      ==========    ==========      ==========          ========
TOTAL RETURN(1)                         16.23%            29.46%         (15.13%)      (17.24%)         10.18%(2)         66.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                        $4,203,178        $2,357,913      $1,700,765    $1,585,508      $1,309,836          $797,656
Ratio of expenses to average net
  assets before waivers and
  reimbursements                         1.35%             1.45%           1.45%         1.33%           1.32%(3)          1.38%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                         1.35%(7)          1.43%           1.40%         1.28%           1.27%(3)          1.33%
Ratio of net investment income
  (loss) to average net assets          (0.05%)           (0.13%)         (0.28%)       (0.22%)         (0.42%)(3)        (0.61%)
Portfolio turnover rate(4)                 78%              113%            112%          132%            130%              169%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.


 164                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS B



                                                                  YEAR ENDED:                         PERIOD ENDED:   YEAR ENDED:
                                             ------------------------------------------------------     1/1/2000-
                                             10/31/2004    10/31/2003    10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                     -----------   -----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $24.97        $19.44        $23.06         $32.14        $30.92         $20.08
Income from Investment Operations:
  Net investment income (loss)                    (0.21)        (0.19)        (0.25)         (0.02)        (0.12)         (0.19)
  Net realized and unrealized gain (loss)
    on investments                                 4.06          5.72         (3.37)         (5.05)         3.00          12.94
                                             ----------    ----------      --------       --------      --------       --------
Total from investment operations                   3.85          5.53         (3.62)         (5.07)         2.88          12.75
Less distributions:
  Dividends from net investment income             0.00          0.00          0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00          0.00          0.00          (4.01)        (1.66)         (1.91)
  Return of capital                                0.00          0.00          0.00           0.00          0.00           0.00
                                             ----------    ----------      --------       --------      --------       --------
Total distributions                                0.00          0.00          0.00          (4.01)        (1.66)         (1.91)
                                             ----------    ----------      --------       --------      --------       --------
Net asset value, end of period                   $28.82        $24.97        $19.44         $23.06        $32.14         $30.92
                                             ==========    ==========      ========       ========      ========       ========
TOTAL RETURN(1)                                  15.42%        28.45%       (15.70%)       (17.88%)        9.59% (2)     65.58%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $1,432,121    $1,140,154      $884,553       $876,826      $826,495       $569,201
Ratio of expenses to average net assets
  before waivers and reimbursements               2.06%         2.17%         2.14%          1.99%         1.97% (3)      2.02%
Ratio of expenses to average net assets
  after waivers and reimbursements                2.06%(7)      2.17%         2.14%          1.99%         1.97% (3)      2.02%
Ratio of net investment income (loss) to
  average net assets                             (0.78%)       (0.87%)       (1.04%)        (0.93%)       (1.12%)(3)     (1.31%)
Portfolio turnover rate(4)                          78%          113%          112%           132%          130%           169%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    165

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS C



                                                                 YEAR ENDED:                        PERIOD ENDED:
                                            -----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                            10/31/2004    10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                    -----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $25.00      $19.44         $23.04         $32.10        $30.89          $20.08
Income from Investment Operations:
  Net investment income (loss)                   (0.18)      (0.16)         (0.22)         (0.06)        (0.15)          (0.12)
  Net realized and unrealized gain (loss)
    on investments                                4.06        5.72          (3.38)         (4.99)         3.02           12.84
                                            ----------     -------       --------       --------       -------        --------
Total from investment operations                  3.88        5.56          (3.60)         (5.05)         2.87           12.72
Less distributions:
  Dividends from net investment income            0.00        0.00           0.00           0.00          0.00            0.00
  Distributions from capital gains                0.00        0.00           0.00          (4.01)        (1.66)          (1.91)
  Return of capital                               0.00        0.00           0.00           0.00          0.00            0.00
                                            ----------     -------       --------       --------       -------        --------
Total distributions                               0.00        0.00           0.00          (4.01)        (1.66)          (1.91)
                                            ----------     -------       --------       --------       -------        --------
Net asset value, end of period                  $28.88      $25.00         $19.44         $23.04        $32.10          $30.89
                                            ==========     =======       ========       ========       =======        ========
TOTAL RETURN(1)                                 15.52%      28.60%        (15.62%)       (17.84%)        9.56% (3)      65.44%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $1,348,972    $981,246       $738,988       $666,372      $494,391        $191,466
Ratio of expenses to average net assets
  before waivers and reimbursements              1.97%       2.05%          2.02%          1.99%         1.99% (4)       2.09%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.97%(8)    2.05%          2.02%          1.99%         1.99% (4)       2.09%
Ratio of net investment income (loss) to
  average net assets                            (0.68%)     (0.75%)        (0.92%)        (0.93%)       (1.14%)(4)      (1.37%)
Portfolio turnover rate(2)                         78%        113%           112%           132%          130%            169%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C, respectively.


 166                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS A



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $10.08        $8.43        $10.36         $13.63        $13.72         $11.45
Income from Investment Operations:
  Net investment income (loss)                     0.03         0.02          0.00           0.00         (0.02)          0.01
  Net realized and unrealized gain (loss) on
    investments                                    0.57         1.63         (1.93)         (2.75)         0.04           2.36
                                               --------     --------      --------       --------      --------        -------
Total from investment operations                   0.60         1.65         (1.93)         (2.75)         0.02           2.37
Less distributions:
  Dividends from net investment income            (0.01)        0.00          0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00         0.00          0.00          (0.52)        (0.11)         (0.10)
  Return of capital                                0.00         0.00          0.00           0.00          0.00           0.00
                                               --------     --------      --------       --------      --------        -------
Total distributions                               (0.01)        0.00          0.00          (0.52)        (0.11)         (0.10)
                                               --------     --------      --------       --------      --------        -------
Net asset value, end of period                   $10.67       $10.08         $8.43         $10.36        $13.63         $13.72
                                               ========     ========      ========       ========      ========        =======
TOTAL RETURN(1)                                   5.92%       19.57%       (18.63%)       (20.90%)        0.15% (3)     20.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $241,014     $243,842      $230,545       $239,698      $197,176        $74,764
Ratio of expenses to average net assets
  before waivers and reimbursements               1.46%        1.56%         1.57%          1.43%         1.43% (4)      1.49%
Ratio of expenses to average net assets
  after waivers and reimbursements                1.45%(7)     1.45%         1.45%          1.38%         1.38% (4)      1.44%
Ratio of net investment income (loss) to
  average net assets                              0.30%        0.24%        (0.03%)        (0.07%)       (0.17%)(4)      0.01%
Portfolio turnover rate(2)                          62%          76%           89%            80%           63%            53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    167

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $9.70        $8.17         $10.10        $13.40         $13.58         $11.41
Income from Investment Operations:
  Net investment income (loss)                   (0.05)       (0.04)         (0.11)        (0.05)         (0.06)         (0.02)
  Net realized and unrealized gain (loss) on
    investments                                   0.55         1.57          (1.82)        (2.73)         (0.01)          2.29
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  0.50         1.53          (1.93)        (2.78)         (0.07)          2.27
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00           0.00
  Distributions from capital gains                0.00         0.00           0.00         (0.52)         (0.11)         (0.10)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                               0.00         0.00           0.00         (0.52)         (0.11)         (0.10)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $10.20        $9.70          $8.17        $10.10         $13.40         $13.58
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(1)                                  5.16%       18.73%        (19.11%)      (21.51%)        (0.51%)(3)     20.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $44,561      $47,888        $43,431       $43,210        $41,126        $20,375
Ratio of expenses to average net assets
  before waivers and reimbursements              2.34%        2.30%          2.26%         2.11%          2.11% (4)      2.13%
Ratio of expenses to average net assets
  after waivers and reimbursements               2.15%(7)     2.15%          2.15%         2.11%          2.11% (4)      2.13%
Ratio of net investment income (loss) to
  average net assets                            (0.41%)      (0.46%)        (1.03%)       (0.80%)        (0.90%)(4)     (0.68%)
Portfolio turnover rate(2)                         62%          76%            89%           80%            63%            53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C, respectively.


 168                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS C



                                                                YEAR ENDED:                        PERIOD ENDED:
                                            ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                            10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                    ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $9.71        $8.18         $10.11        $13.41         $13.58          $11.41
Income from Investment Operations:
  Net investment income (loss)                 (0.05)       (0.04)         (0.06)        (0.06)         (0.06)          (0.03)
  Net realized and unrealized gain (loss)
    on investments                              0.56         1.57          (1.87)        (2.72)          0.00            2.30
                                             -------      -------        -------       -------        -------         -------
Total from investment operations                0.51         1.53          (1.93)        (2.78)         (0.06)           2.27
Less distributions:
  Dividends from net investment income          0.00         0.00           0.00          0.00           0.00            0.00
  Distributions from capital gains              0.00         0.00           0.00         (0.52)         (0.11)          (0.10)
  Return of capital                             0.00         0.00           0.00          0.00           0.00            0.00
                                             -------      -------        -------       -------        -------         -------
Total distributions                             0.00         0.00           0.00         (0.52)         (0.11)          (0.10)
                                             -------      -------        -------       -------        -------         -------
Net asset value, end of period                $10.22        $9.71          $8.18        $10.11         $13.41          $13.58
                                             =======      =======        =======       =======        =======         =======
TOTAL RETURN(1)                                5.25%(9)    18.70%        (19.09%)      (21.50%)        (0.44%)(3)      19.98%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $40,965      $46,162        $44,054       $60,409        $63,650         $29,265
Ratio of expenses to average net assets
  before waivers and reimbursements            2.10%        2.17%          2.13%         2.09%          2.09% (4)       2.16%
Ratio of expenses to average net assets
  after waivers and reimbursements             2.10%(8)     2.15%          2.13%         2.09%          2.09% (4)       2.15%
Ratio of net investment income (loss) to
  average net assets                          (0.36%)      (0.46%)        (0.80%)       (0.78%)        (0.88%)(4)      (0.69%)
Portfolio turnover rate(2)                       62%          76%            89%           80%            63%             53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C, respectively.


(9) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 5.24% for Class C. The net asset value impact of the Payment from Affiliate was less than $0.01 for Class C.


THE HARTFORD MUTUAL FUNDS                                                    169

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS A



                                                                YEAR ENDED:                           PERIOD ENDED:   YEAR ENDED:
                                         ----------------------------------------------------------     1/1/2000-
                                         10/31/2004    10/31/2003        10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                 -----------   -----------       -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $15.94        $13.58            $15.53         $17.78        $16.85         $16.62
Income from Investment Operations:
  Net investment income (loss)                 0.17          0.12              0.12           0.18          0.15           0.15
  Net realized and unrealized gain
    (loss) on investments                      1.82          2.37             (1.71)         (1.49)         0.98           0.60
                                         ----------    ----------          --------       --------      --------       --------
Total from investment operations               1.99          2.49             (1.59)         (1.31)         1.13           0.75
Less distributions:
  Dividends from net investment income        (0.14)        (0.13)(7)         (0.12)         (0.17)        (0.12)         (0.17)
  Distributions from capital gains             0.00          0.00             (0.24)         (0.77)        (0.08)         (0.35)
  Return of capital                            0.00          0.00              0.00           0.00          0.00           0.00
                                         ----------    ----------          --------       --------      --------       --------
Total distributions                           (0.14)        (0.13)            (0.36)         (0.94)        (0.20)         (0.52)
                                         ----------    ----------          --------       --------      --------       --------
Net asset value, end of period               $17.79        $15.94            $13.58         $15.53        $17.78         $16.85
                                         ==========    ==========          ========       ========      ========       ========
TOTAL RETURN(1)                              12.53%(9)     18.42%           (10.64%)        (7.67%)        6.77%(2)       4.57%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                             $1,838,567    $1,296,982          $808,633       $521,543      $294,903       $242,054
Ratio of expenses to average net assets
  before waivers and reimbursements           1.23%         1.41%             1.46%          1.36%         1.36%(3)       1.38%
Ratio of expenses to average net assets
  after waivers and reimbursements            1.23%(8)      1.40%             1.40%          1.31%         1.31%(3)       1.33%
Ratio of net investment income (loss)
  to average net assets                       0.96%         0.88%             0.78%          1.06%         0.99%(3)       0.94%
Portfolio turnover rate(4)                      25%           31%               33%            55%           56%            50%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) This includes a tax return of capital of less than $0.01.

(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C, respectively.


(9) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset value impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.


 170                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS B



                                                             YEAR ENDED:                          PERIOD ENDED:
                                       --------------------------------------------------------     1/1/2000-         YEAR ENDED:
                                       10/31/2004   10/31/2003       10/31/2002(6)   10/31/2001   10/31/2000(5)       12/31/1999
CLASS B -- PERIOD ENDED:               ----------   ----------       -------------   ----------   -------------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $15.75       $13.43            $15.37         $17.60        $16.69             $16.47
Income from Investment Operations:
  Net investment income (loss)              0.03         0.03              0.02           0.07          0.04               0.04
  Net realized and unrealized gain
    (loss) on investments                   1.80         2.32             (1.70)         (1.48)         0.99               0.58
                                        --------     --------          --------       --------      --------           --------
Total from investment operations            1.83         2.35             (1.68)         (1.41)         1.03               0.62
Less distributions:
  Dividends from net investment
    income                                 (0.02)       (0.03)(7)         (0.02)         (0.05)        (0.04)             (0.05)
  Distributions from capital gains          0.00         0.00             (0.24)         (0.77)        (0.08)             (0.35)
  Return of capital                         0.00         0.00              0.00           0.00          0.00               0.00
                                        --------     --------          --------       --------      --------           --------
Total distributions                        (0.02)       (0.03)            (0.26)         (0.82)        (0.12)             (0.40)
                                        --------     --------          --------       --------      --------           --------
Net asset value, end of period            $17.56       $15.75            $13.43         $15.37        $17.60             $16.69
                                        ========     ========          ========       ========      ========           ========
TOTAL RETURN(1)                           11.62%       17.52%           (11.15%)        (8.34%)        6.17%(2)           3.82%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $319,512     $257,856          $185,731       $150,592      $118,936           $121,977
Ratio of expenses to average net
  assets before waivers and
  reimbursements                           2.04%        2.14%             2.13%          2.03%         2.03%(3)           2.02%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                           2.04%(8)     2.13%             2.10%          2.03%         2.03%(3)           2.02%
Ratio of net investment income (loss)
  to average net assets                    0.16%        0.16%             0.08%          0.34%         0.27%(3)           0.25%
Portfolio turnover rate(4)                   25%          31%               33%            55%           56%                50%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) This includes a tax return of capital of less than $0.01.

(8) The ratio of expenses to average net assets excludes commission recapture but includes waiver and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    171

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS C



                                                         YEAR ENDED:                            PERIOD ENDED:
                                 ------------------------------------------------------------     1/1/2000-          YEAR ENDED:
                                 10/31/2004       10/31/2003       10/31/2002(7)   10/31/2001   10/31/2000(5)       12/31/1999(6)
CLASS C -- PERIOD ENDED:         ----------       ----------       -------------   ----------   -------------       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                            $15.72           $13.40            $15.33         $17.57        $16.67              $16.48
Income from Investment
  Operations:
  Net investment income (loss)        0.06             0.04              0.03           0.08          0.07                0.04
  Net realized and unrealized
    gain (loss) on investments        1.79             2.32             (1.69)         (1.48)         0.95                0.58
                                  --------         --------          --------       --------       -------             -------
Total from investment
  operations                          1.85             2.36             (1.66)         (1.40)         1.02                0.62
Less distributions:
  Dividends from net investment
    income                           (0.04)           (0.04)(8)         (0.03)         (0.07)        (0.04)              (0.08)
  Distributions from capital
    gains                             0.00             0.00             (0.24)         (0.77)        (0.08)              (0.35)
  Return of capital                   0.00             0.00              0.00           0.00          0.00                0.00
                                  --------         --------          --------       --------       -------             -------
Total distributions                  (0.04)           (0.04)            (0.27)         (0.84)        (0.12)              (0.43)
                                  --------         --------          --------       --------       -------             -------
Net asset value, end of period      $17.53           $15.72            $13.40         $15.33        $17.57              $16.67
                                  ========         ========          ========       ========       =======             =======
TOTAL RETURN(1)                     11.76%(10)       17.67%           (11.08%)        (8.33%)        6.17%(3)            3.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                      $277,706         $230,348          $164,260       $117,108       $63,503             $42,869
Ratio of expenses to average
  net assets before waivers and
  reimbursements                     1.90%            2.02%             2.02%          2.03%         2.03%(4)            2.07%
Ratio of expenses to average
  net assets after waivers and
  reimbursements                     1.90%(9)         2.02%             2.02%          2.03%         2.03%(4)            2.07%
Ratio of net investment income
  (loss) to average net assets       0.29%            0.27%             0.15%          0.35%         0.27%(4)            0.21%
Portfolio turnover rate(2)             25%              31%               33%            55%           56%                 50%


 (1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
 (2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
 (3) Not annualized.
 (4) Annualized.
 (5) The fund's fiscal year end changed to October 31st.
 (6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
 (7) Per share amounts have been calculated using average shares outstanding method.
 (8) This includes a tax return of capital of less than $0.01.

 (9) The ratio of expenses to average net assets excludes commission recapture but includes waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C, respectively.


(10) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset value impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.


 172                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS A



                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    8/28/2003-
                                                              10/31/2004    10/31/2003(5)
CLASS A -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.37         $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.21           0.02
  Net realized and unrealized gain (loss) on investments           0.90           0.35
                                                               --------        -------
Total from investment operations                                   1.11           0.37
Less distributions:
  Dividends from net investment income                            (0.20)          0.00
  Distributions from capital gains                                 0.00           0.00
  Return of capital                                                0.00           0.00
                                                               --------        -------
Total distributions                                               (0.20)          0.00
                                                               --------        -------
Net asset value, end of period                                   $11.28         $10.37
                                                               ========        =======
TOTAL RETURN(3)                                                  10.82%          3.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $211,826        $26,649
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.40%          1.53%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  0.56%(6)       0.73%(2)
Ratio of net investment income (loss) to average net assets       2.26%          1.81%(2)
Portfolio turnover rate(4)                                          22%             1%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

(6) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C, respectively.


THE HARTFORD EQUITY INCOME FUND -- CLASS B



                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    8/28/2003-
                                                              10/31/2004    10/31/2003(5)
CLASS B -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.36        $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.13          0.01
  Net realized and unrealized gain (loss) on investments           0.89          0.35
                                                                -------        ------
Total from investment operations                                   1.02          0.36
Less distributions:
  Dividends from net investment income                            (0.12)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.12)         0.00
                                                                -------        ------
Net asset value, end of period                                   $11.26        $10.36
                                                                =======        ======
TOTAL RETURN(3)                                                   9.93%         3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $18,438        $2,421
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.20%         2.27%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.37%(6)      1.47%(2)
Ratio of net investment income (loss) to average net assets       1.46%         1.10%(2)
Portfolio turnover rate(4)                                          22%            1%


(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

(6) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    173

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS C



                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    8/28/2003-
                                                              10/31/2004    10/31/2003(5)
CLASS C -- PERIOD ENDED:                                      -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.36        $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.15          0.01
  Net realized and unrealized gain (loss) on investments           0.89          0.35
                                                                -------        ------
Total from investment operations                                   1.04          0.36
Less distributions:
  Dividends from net investment income                            (0.13)         0.00
  Distributions from capital gains                                 0.00          0.00
  Return of capital                                                0.00          0.00
                                                                -------        ------
Total distributions                                               (0.13)         0.00
                                                                -------        ------
Net asset value, end of period                                   $11.27        $10.36
                                                                =======        ======
TOTAL RETURN(3)                                                  10.12%         3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $44,043        $7,639
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.02%         2.15%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.19%(6)      1.35%(2)
Ratio of net investment income (loss) to average net assets       1.64%         1.23%(2)
Portfolio turnover rate(4)                                          22%            1%


(1) Not Annualized
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

(6) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C, respectively.


 174                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS A



                                                                              YEAR ENDED:                  PERIOD ENDED:
                                                                ---------------------------------------     5/24/2001-
                                                                10/31/2004   10/31/2003   10/31/2002(6)    10/31/2001(1)
CLASS A -- PERIOD ENDED:                                        ----------   ----------   -------------    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.94        $7.32          $8.82           $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.02)       (0.02)         (0.05)           (0.01)
  Net realized and unrealized gain (loss) on investments            0.22         1.64          (1.45)           (1.17)
                                                                 -------      -------        -------          -------
Total from investment operations                                    0.20         1.62          (1.50)           (1.18)
Less distributions:
  Dividends from net investment income                              0.00         0.00           0.00             0.00
  Distributions from capital gains                                  0.00         0.00           0.00             0.00
  Return of capital                                                 0.00         0.00           0.00             0.00
                                                                 -------      -------        -------          -------
Total distributions                                                 0.00         0.00           0.00             0.00
                                                                 -------      -------        -------          -------
Net asset value, end of period                                     $9.14        $8.94          $7.32            $8.82
                                                                 =======      =======        =======          =======
TOTAL RETURN(2)                                                    2.24%(8)    22.13%        (17.01%)         (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $67,212      $70,002        $66,432          $66,970
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.62%        1.76%          1.76%            1.68% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.62%(7)     1.65%          1.65%            1.63% (4)
Ratio of net investment income (loss) to average net assets       (0.25%)      (0.29%)        (0.53%)          (0.18%)(4)
Portfolio turnover rate(3)                                          104%         138%           215%             109%


(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C, respectively.


(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


THE HARTFORD MUTUAL FUNDS                                                    175

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS B



                                                                            YEAR ENDED:                 PERIOD ENDED:
                                                              ---------------------------------------    5/24/2001-
                                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.79        $7.25          $8.79          $10.00
Income from investment operations:
    Net investment income (loss)                                 (0.10)       (0.08)         (0.12)          (0.03)
    Net realized and unrealized gain (loss) on investments        0.23         1.62          (1.42)          (1.18)
                                                               -------      -------        -------         -------
Total from investment operations                                  0.13         1.54          (1.54)          (1.21)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00            0.00
  Distributions from capital gains                                0.00         0.00           0.00            0.00
  Return of capital                                               0.00         0.00           0.00            0.00
                                                               -------      -------        -------         -------
Total distributions                                               0.00         0.00           0.00            0.00
                                                               -------      -------        -------         -------
Net asset value, end of period                                   $8.92        $8.79          $7.25           $8.79
                                                               =======      =======        =======         =======
TOTAL RETURN(2)                                                  1.48%(8)    21.24%        (17.52%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $18,610      $21,058        $18,862         $18,524
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.36%        2.49%          2.43%           2.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%(7)     2.35%          2.35%           2.35% (4)
Ratio of net investment income (loss) to average net assets     (0.98%)      (1.00%)        (1.23%)         (0.89%)(4)
Portfolio turnover rate(3)                                        104%         138%           215%            109%


(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C, respectively.


(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


 176                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS C



                                                                            YEAR ENDED:                 PERIOD ENDED:
                                                              ---------------------------------------    5/24/2001-
                                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.78        $7.24          $8.79          $10.00
Income from investment operations:
  Net investment income (loss)                                   (0.09)       (0.08)         (0.12)          (0.04)
  Net realized and unrealized gain (loss) on investments          0.23         1.62          (1.43)          (1.17)
                                                               -------      -------        -------         -------
Total from investment operations                                  0.14         1.54          (1.55)          (1.21)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00            0.00
  Distributions from capital gains                                0.00         0.00           0.00            0.00
  Return of capital                                               0.00         0.00           0.00            0.00
                                                               -------      -------        -------         -------
Total distributions                                               0.00         0.00           0.00            0.00
                                                               -------      -------        -------         -------
Net asset value, end of period                                   $8.92        $8.78          $7.24           $8.79
                                                               =======      =======        =======         =======
TOTAL RETURN(2)                                                  1.59%(8)    21.27%        (17.63%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $23,901      $27,158        $25,847         $24,142
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.28%        2.36%          2.34%           2.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.28%(7)     2.35%          2.34%           2.35% (4)
Ratio of net investment income (loss) to average net assets     (0.91%)      (0.99%)        (1.22%)         (0.89%)(4)
Portfolio turnover rate(3)                                        104%         138%           215%            109%


(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C, respectively.


(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS A



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                                      -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $4.67          $3.24          $4.57        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.06          (0.01)          0.00         (0.02)
  Net realized and unrealized gain (loss) on investments           0.75           1.44          (1.33)        (5.41)
                                                                 ------         ------        -------       -------
Total from investment operations                                   0.81           1.43          (1.33)        (5.43)
Less distributions:
  Dividends from net investment income                             0.00           0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Total distributions                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Net asset value, end of period                                    $5.48          $4.67          $3.24         $4.57
                                                                 ======         ======        =======       =======
TOTAL RETURN(1)                                                  17.34%         44.14%        (29.10%)      (54.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $8,929         $6,419         $3,506        $4,050
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.93%          1.95%          2.03%         1.73%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.65%(4)       1.65%          1.65%         1.66%
Ratio of net investment income (loss) to average net assets       1.08%         (0.08%)        (0.10%)       (0.42%)
Portfolio turnover rate(2)                                          85%           100%            84%           84%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    177

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS B



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                                      -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $4.58          $3.19          $4.54        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.02          (0.03)         (0.04)        (0.05)
  Net realized and unrealized gain (loss) on investments           0.74           1.42          (1.31)        (5.41)
                                                                 ------         ------        -------       -------
Total from investment operations                                   0.76           1.39          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income                             0.00           0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Total distributions                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Net asset value, end of period                                    $5.34          $4.58          $3.19         $4.54
                                                                 ======         ======        =======       =======
TOTAL RETURN(1)                                                  16.59%         43.57%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,482         $1,555           $846          $832
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  3.32%          2.68%          2.70%         2.46%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(4)       2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average net assets       0.37%         (0.79%)        (0.80%)       (1.12%)
Portfolio turnover rate(2)                                          85%           100%            84%           84%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes for waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS C



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                                      -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $4.57          $3.19          $4.54        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.02          (0.03)         (0.04)        (0.05)
  Net realized and unrealized gain (loss) on investments           0.74           1.41          (1.31)        (5.41)
                                                                 ------         ------        -------       -------
Total from investment operations                                   0.76           1.38          (1.35)        (5.46)
Less distributions:
  Dividends from net investment income                             0.00           0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Total distributions                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Net asset value, end of period                                    $5.33          $4.57          $3.19         $4.54
                                                                 ======         ======        =======       =======
TOTAL RETURN(1)                                                  16.63%         43.26%        (29.74%)      (54.60%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,306         $1,305           $736          $875
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.97%          2.55%          2.57%         2.44%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(4)       2.35%          2.35%         2.36%
Ratio of net investment income (loss) to average net assets       0.43%         (0.77%)        (0.78%)       (1.12%)
Portfolio turnover rate(2)                                          85%           100%            84%           84%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


 178                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS A



                                                                                     YEAR ENDED:
                                                              ---------------------------------------------------------
                                                              10/31/2004(3)     10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                                      -------------     ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.71           $8.03          $9.37        $10.00
Income from investment operations:
  Net investment income (loss)                                      0.12            0.07           0.04          0.02
  Net realized and unrealized gain (loss) on investments            0.69            1.65          (1.38)        (0.65)
                                                                 -------         -------        -------        ------
Total from investment operations                                    0.81            1.72          (1.34)        (0.63)
Less distributions:
  Dividends from net investment income                             (0.08)          (0.04)          0.00          0.00
  Distributions from capital gains                                  0.00            0.00           0.00          0.00
  Return of capital                                                 0.00            0.00           0.00          0.00
                                                                 -------         -------        -------        ------
Total distributions                                                (0.08)          (0.04)          0.00          0.00
                                                                 -------         -------        -------        ------
Net asset value, end of period                                    $10.44           $9.71          $8.03         $9.37
                                                                 =======         =======        =======        ======
TOTAL RETURN(1)                                                    8.42%          21.48%        (14.30%)       (6.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,910         $12,652         $9,739        $9,946
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.78%           1.90%          1.98%         1.89%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.65%(4)        1.65%          1.65%         1.70%
Ratio of net investment income (loss) to average net assets        1.17%           0.93%          0.51%         0.25%
Portfolio turnover rate(2)                                           85%             93%            76%          115%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    179

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS B



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                                      -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.55          $7.92          $9.30        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.05           0.02          (0.02)        (0.03)
  Net realized and unrealized gain (loss) on investments           0.69           1.61          (1.36)        (0.67)
                                                                 ------         ------        -------        ------
Total from investment operations                                   0.74           1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income                            (0.03)          0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------        ------
Total distributions                                               (0.03)          0.00           0.00          0.00
                                                                 ------         ------        -------        ------
Net asset value, end of period                                   $10.26          $9.55          $7.92         $9.30
                                                                 ======         ======        =======        ======
TOTAL RETURN(1)                                                   7.71%         20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $3,043         $3,681         $2,755        $2,052
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.80%          2.62%          2.68%         2.61%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(4)       2.35%          2.35%         2.40%
Ratio of net investment income (loss) to average net assets       0.44%          0.22%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                                          85%            93%            76%          115%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS C



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                                      -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.55          $7.92          $9.30        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.05           0.02          (0.02)        (0.03)
  Net realized and unrealized gain (loss) on investments           0.69           1.61          (1.36)        (0.67)
                                                                 ------         ------        -------        ------
Total from investment operations                                   0.74           1.63          (1.38)        (0.70)
Less distributions:
  Dividends from net investment income                            (0.03)          0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------        ------
Total distributions                                               (0.03)          0.00           0.00          0.00
                                                                 ------         ------        -------        ------
Net asset value, end of period                                   $10.26          $9.55          $7.92         $9.30
                                                                 ======         ======        =======        ======
TOTAL RETURN(1)                                                   7.71%         20.58%        (14.84%)       (7.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $2,459         $3,197         $2,548        $2,053
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.68%          2.50%          2.54%         2.60%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(4)       2.35%          2.35%         2.40%
Ratio of net investment income (loss) to average net assets       0.44%          0.23%         (0.20%)       (0.45%)
Portfolio turnover rate(2)                                          85%            93%            76%          115%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.33% and 2.33% for Classes A, B and C, respectively.


 180                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS A



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS A -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $13.80       $11.42        $13.47        $13.86         $10.00
Income from investment operations:
  Net investment income (loss)                                  (0.10)       (0.07)        (0.09)        (0.06)         (0.01)
  Net realized and unrealized gain (loss) on investments         1.36         2.75         (1.68)         0.23           3.87
                                                             --------     --------      --------       -------        -------
Total from investment operations                                 1.26         2.68         (1.77)         0.17           3.86
Less distributions:
  Dividends from net investment income                           0.00         0.00          0.00          0.00           0.00
  Distributions from capital gains                              (0.06)       (0.30)        (0.28)        (0.56)          0.00
  Return of capital                                              0.00         0.00          0.00          0.00           0.00
                                                             --------     --------      --------       -------        -------
Total distributions                                             (0.06)       (0.30)        (0.28)        (0.56)          0.00
                                                             --------     --------      --------       -------        -------
Net asset value, end of period                                 $15.00       $13.80        $11.42        $13.47         $13.86
                                                             ========     ========      ========       =======        =======
TOTAL RETURN(2)                                                 9.21%       24.02%       (13.43%)        1.18%         38.74% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $170,672     $126,630      $101,881       $98,971        $44,917
Ratio of expenses to average net assets before waivers and
  reimbursements                                                1.81%        1.76%         1.79%         1.67%          1.72% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                1.65%(7)     1.65%         1.65%         1.62%          1.65% (4)
Ratio of net investment income (loss) to average net
  assets                                                       (0.68%)      (0.62%)       (0.70%)       (0.61%)        (0.33%)(4)
Portfolio turnover rate(3)                                        41%          37%           63%           58%            92%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    181

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS B



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS B -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $13.43       $11.20         $13.31        $13.81         $10.00
Income from investment operations:
  Net investment income (loss)                                 (0.20)       (0.15)         (0.18)        (0.12)         (0.04)
  Net realized and unrealized gain (loss) on investments        1.33         2.68          (1.65)         0.18           3.85
                                                             -------      -------       --------       -------        -------
Total from investment operations                                1.13         2.53          (1.83)         0.06           3.81
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                             (0.06)       (0.30)         (0.28)        (0.56)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                             -------      -------       --------       -------        -------
Total distributions                                            (0.06)       (0.30)         (0.28)        (0.56)          0.00
                                                             -------      -------       --------       -------        -------
Net asset value, end of period                                $14.50       $13.43         $11.20        $13.31         $13.81
                                                             =======      =======       ========       =======        =======
TOTAL RETURN(2)                                                8.49%       23.13%        (14.05%)        0.36%         38.24% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $66,035      $56,378        $45,659       $42,578        $20,574
Ratio of expenses to average net assets before waivers and
  reimbursements                                               2.55%        2.49%          2.48%         2.36%          2.43% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               2.35%(7)     2.35%          2.35%         2.35%          2.35% (4)
Ratio of net investment income (loss) to average net
  assets                                                      (1.38%)      (1.31%)        (1.40%)       (1.33%)        (1.03%)(4)
Portfolio turnover rate(3)                                       41%          37%            63%           58%            92%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C, respectively.


 182                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS C



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS C -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $13.44       $11.21         $13.32        $13.81         $10.00
Income from investment operations:
  Net investment income (loss)                                 (0.20)       (0.15)         (0.18)        (0.13)         (0.04)
  Net realized and unrealized gain (loss) on investments        1.33         2.68          (1.65)         0.20           3.85
                                                             -------      -------        -------       -------        -------
Total from investment operations                                1.13         2.53          (1.83)         0.07           3.81
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                             (0.06)       (0.30)         (0.28)        (0.56)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                             -------      -------        -------       -------        -------
Total distributions                                            (0.06)       (0.30)         (0.28)        (0.56)          0.00
                                                             -------      -------        -------       -------        -------
Net asset value, end of period                                $14.51       $13.44         $11.21        $13.32         $13.81
                                                             =======      =======        =======       =======        =======
TOTAL RETURN(2)                                                8.49%       23.11%        (14.08%)        0.43%         38.24% (5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $61,390      $51,606        $43,042       $44,306        $26,830
Ratio of expenses to average net assets before waivers and
  reimbursements                                               2.37%        2.36%          2.35%         2.33%          2.40% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               2.35%(7)     2.35%          2.35%         2.33%          2.35% (4)
Ratio of net investment income (loss) to average net
  assets                                                      (1.38%)      (1.31%)        (1.40%)       (1.31%)        (1.03%)(4)
Portfolio turnover rate(3)                                       41%          37%            63%           58%            92%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.63%, 2.34% and 2.34% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    183

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS A



                                                                 YEAR ENDED:                        PERIOD ENDED:
                                             ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                             10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)    12/31/1999
CLASS A -- PERIOD ENDED:                     ----------   ----------   -------------   ----------   --------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $13.96       $11.21        $12.83         $17.55         $18.56         $12.67
Income from Investment Operations:
  Net investment income (loss)                   (0.06)       (0.03)         0.02           0.01           0.00           0.00
  Net realized and unrealized gain (loss)
    on investments                                2.59         2.78         (1.64)         (4.54)         (0.92)          6.01
                                              --------     --------      --------       --------       --------        -------
Total from investment operations                  2.53         2.75         (1.62)         (4.53)         (0.92)          6.01
Less distributions:
  Dividends from net investment income            0.00         0.00          0.00           0.00           0.00           0.00
  Distributions from capital gains                0.00         0.00          0.00          (0.18)         (0.09)         (0.12)
  Return of capital                               0.00         0.00          0.00          (0.01)          0.00           0.00
                                              --------     --------      --------       --------       --------        -------
Total distributions                               0.00         0.00          0.00          (0.19)         (0.09)         (0.12)
                                              --------     --------      --------       --------       --------        -------
Net asset value, end of period                  $16.49       $13.96        $11.21         $12.83         $17.55         $18.56
                                              ========     ========      ========       ========       ========        =======
TOTAL RETURN(1)                                 18.12%       24.53%       (12.63%)       (26.07%)        (4.98%)(3)     47.68%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $466,013     $464,610      $354,407       $247,094       $255,959        $84,632
Ratio of expenses to average net assets
  before waivers and reimbursements              1.62%        1.62%         1.66%          1.53%          1.53% (4)      1.62%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.62%(7)     1.61%         1.61%          1.48%          1.48% (4)      1.57%
Ratio of net investment income (loss) to
  average net assets                            (0.36%)      (0.29%)        0.24%          0.08%         (0.06%)(4)     (0.15%)
Portfolio turnover rate(2)                        271%         320%          323%           382%           290%           204%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C, respectively.


 184                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $13.45       $10.88         $12.54        $17.29         $18.40        $12.65
Income from Investment Operations:
  Net investment income (loss)                   (0.17)       (0.12)         (0.07)        (0.08)         (0.06)        (0.02)
  Net realized and unrealized gain (loss) on
    investments                                   2.49         2.69          (1.59)        (4.48)         (0.96)         5.89
                                               -------      -------        -------       -------        -------        ------
Total from investment operations                  2.32         2.57          (1.66)        (4.56)         (1.02)         5.87
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00          0.00
  Distributions from capital gains                0.00         0.00           0.00         (0.18)         (0.09)        (0.12)
  Return of capital                               0.00         0.00           0.00         (0.01)          0.00          0.00
                                               -------      -------        -------       -------        -------        ------
Total distributions                               0.00         0.00           0.00         (0.19)         (0.09)        (0.12)
                                               -------      -------        -------       -------        -------        ------
Net asset value, end of period                  $15.77       $13.45         $10.88        $12.54         $17.29        $18.40
                                               =======      =======        =======       =======        =======        ======
TOTAL RETURN(1)                                 17.25%       23.62%        (13.24%)      (26.64%)        (5.56%)(3)    46.64%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $90,179      $78,923        $70,280       $62,973        $75,702       $24,588
Ratio of expenses to average net assets
  before waivers and reimbursements              2.52%        2.36%          2.33%         2.23%          2.22% (4)     2.29%
Ratio of expenses to average net assets
  after waivers and reimbursements               2.35%(7)     2.35%          2.33%         2.23%          2.22% (4)     2.29%
Ratio of net investment income (loss) to
  average net assets                            (1.09%)      (1.01%)        (0.48%)       (0.66%)        (0.80%)(4)    (0.86%)
Portfolio turnover rate(2)                        271%         320%           323%          382%           290%          204%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    185

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS C



                                                                   YEAR ENDED:                        PERIOD ENDED:
                                               ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                               10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS C -- PERIOD ENDED:                       ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $13.49       $10.90         $12.55         $17.30        $18.40         $12.65
Income from Investment Operations:
  Net investment income (loss)                    (0.15)       (0.11)         (0.06)         (0.10)        (0.06)         (0.02)
  Net realized and unrealized gain (loss) on
    investments                                    2.50         2.70          (1.59)         (4.46)        (0.95)          5.89
                                                -------      -------        -------       --------       -------        -------
Total from investment operations                   2.35         2.59          (1.65)         (4.56)        (1.01)          5.87
Less distributions:
  Dividends from net investment income             0.00         0.00           0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00         0.00           0.00          (0.18)        (0.09)         (0.12)
  Return of capital                                0.00         0.00           0.00          (0.01)         0.00           0.00
                                                -------      -------        -------       --------       -------        -------
Total distributions                                0.00         0.00           0.00          (0.19)        (0.09)         (0.12)
                                                -------      -------        -------       --------       -------        -------
Net asset value, end of period                   $15.84       $13.49         $10.90         $12.55        $17.30         $18.40
                                                =======      =======        =======       ========       =======        =======
TOTAL RETURN(1)                                  17.42%       23.76%        (13.15%)       (26.62%)       (5.51%)(3)     46.64%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $87,518      $78,303        $75,174       $103,574      $142,549        $43,012
Ratio of expenses to average net assets
  before waivers and reimbursements               2.24%        2.23%          2.21%          2.19%         2.19% (4)      2.33%
Ratio of expenses to average net assets after
  waivers and reimbursements                      2.24%(7)     2.23%          2.21%          2.19%         2.19% (4)      2.33%
Ratio of net investment income (loss) to
  average net assets                             (0.98%)      (0.89%)        (0.36%)        (0.63%)       (0.77%)(4)     (0.89%)
Portfolio turnover rate(2)                         271%         320%           323%           382%          290%           204%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expense to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.53%, 2.26% and 2.15% for Classes A, B and C, respectively.


 186                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS A



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS A -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $4.68        $2.98          $4.01         $8.72         $10.00
Income from Investment Operations:
  Net investment income (loss)                                 (0.07)       (0.04)         (0.12)        (0.08)         (0.05)
  Net realized and unrealized gain (loss) on investments       (0.19)        1.74          (0.91)        (4.55)         (1.23)
                                                             -------      -------        -------       -------        -------
Total from investment operations                               (0.26)        1.70          (1.03)        (4.63)         (1.28)
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                              0.00         0.00           0.00         (0.08)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                             -------      -------        -------       -------        -------
Total distributions                                             0.00         0.00           0.00         (0.08)          0.00
                                                             -------      -------        -------       -------        -------
Net asset value, end of period                                 $4.42        $4.68          $2.98         $4.01          $8.72
                                                             =======      =======        =======       =======        =======
TOTAL RETURN(2)                                               (5.56%)      57.05%        (25.69%)      (53.56%)       (14.26%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $31,418      $32,388        $18,321       $24,824        $33,221
Ratio of expenses to average net assets before waivers and
  reimbursements                                               2.14%        1.77%          1.86%         1.71%          1.77% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               1.65%(7)     1.65%          1.65%         1.66%          1.66% (4)
Ratio of net investment income (loss) to average net
  assets                                                      (1.37%)      (1.28%)        (1.44%)       (1.24%)        (1.37%)(4)
Portfolio turnover rate(3)                                      165%         163%           174%          253%           104%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    187

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS B



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS B -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $4.56        $2.92          $3.96         $8.68         $10.00
Income from Investment Operations:
  Net investment income (loss)                                 (0.10)       (0.06)         (0.18)        (0.11)         (0.07)
  Net realized and unrealized gain (loss) on investments       (0.18)        1.70          (0.86)        (4.53)         (1.25)
                                                             -------      -------        -------       -------        -------
Total from investment operations                               (0.28)        1.64          (1.04)        (4.64)         (1.32)
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                              0.00         0.00           0.00         (0.08)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                             -------      -------        -------       -------        -------
Total distributions                                             0.00         0.00           0.00         (0.08)          0.00
                                                             -------      -------        -------       -------        -------
Net asset value, end of period                                 $4.28        $4.56          $2.92         $3.96          $8.68
                                                             =======      =======        =======       =======        =======
TOTAL RETURN(2)                                               (6.14%)      56.16%        (26.26%)      (53.93%)       (14.65%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $12,978      $13,991         $8,170       $10,962        $15,676
Ratio of expenses to average net assets before waivers and
  reimbursements                                               2.96%        2.50%          2.54%         2.43%          2.46% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               2.35%(7)     2.35%          2.35%         2.36%          2.35% (4)
Ratio of net investment income (loss) to average net
  assets                                                      (2.07%)      (1.98%)        (2.14%)       (1.94%)        (2.07%)(4)
Portfolio turnover rate(3)                                      165%         163%           174%          253%           104%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


 188                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS C



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
CLASS C -- PERIOD ENDED:                                    ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $4.56        $2.92          $3.97         $8.68         $10.00
Income from Investment Operations:
  Net investment income (loss)                                 (0.11)       (0.06)         (0.19)        (0.11)         (0.06)
  Net realized and unrealized gain (loss) on investments       (0.17)        1.70          (0.86)        (4.52)         (1.26)
                                                             -------      -------        -------       -------        -------
Total from investment operations                               (0.28)        1.64          (1.05)        (4.63)         (1.32)
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                              0.00         0.00           0.00         (0.08)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                             -------      -------        -------       -------        -------
Total distributions                                             0.00         0.00           0.00         (0.08)          0.00
                                                             -------      -------        -------       -------        -------
Net asset value, end of period                                 $4.28        $4.56          $2.92         $3.97          $8.68
                                                             =======      =======        =======       =======        =======
TOTAL RETURN(2)                                               (6.14%)      56.16%        (26.45%)      (53.81%)       (14.65%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $13,891      $16,513         $9,560       $15,581        $21,615
Ratio of expenses to average net assets before waivers and
  reimbursements                                               2.62%        2.37%          2.39%         2.37%          2.43%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               2.35%(7)     2.35%          2.35%         2.36%          2.35%(4)
Ratio of net investment income (loss) to average net
  assets                                                      (2.07%)      (1.99%)        (2.15%)       (1.94%)        (2.07%)(4)
Portfolio turnover rate(3)                                      165%         163%           174%          253%           104%


(1) The fund became effective and open for investment on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    189

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS A



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $15.19      $11.90         $14.57
Income from Investment Operations:
  Net investment income (loss)                                    (0.08)      (0.03)         (0.02)
  Net realized and unrealized gain (loss) on investments           1.08        3.32          (2.65)
                                                               --------     -------        -------
Total from investment operations                                   1.00        3.29          (2.67)
Less distributions:
  Dividends from net investment income                             0.00        0.00           0.00
  Distributions from capital gains                                 0.00        0.00           0.00
  Return of capital                                                0.00        0.00           0.00
                                                               --------     -------        -------
Total distributions                                                0.00        0.00           0.00
                                                               --------     -------        -------
Net asset value, end of period                                   $16.19      $15.19         $11.90
                                                               ========     =======        =======
TOTAL RETURN(3)                                                   6.58%      27.65%        (18.33%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $384,160     $72,186         $5,970
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.55%       1.52%          1.65% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.45%(5)    1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets      (0.84%)     (0.65%)        (0.44%)(2)
Portfolio turnover rate(4)                                          66%        129%           107%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C, respectively.


THE HARTFORD GROWTH FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.70       $10.80         $13.28
Income from Investment Operations:
  Net investment income (loss)                                   (0.15)       (0.07)         (0.04)
  Net realized and unrealized gain (loss) on investments          0.94         2.97          (2.44)
                                                               -------      -------        -------
Total from investment operations                                  0.79         2.90          (2.48)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $14.49       $13.70         $10.80
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  5.77%       26.85%        (18.67%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $32,440      $11,552         $1,698
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.33%        2.26%          2.32% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.12%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.54%)      (1.35%)        (1.10%)(2)
Portfolio turnover rate(4)                                         66%         129%           107%



(1) Not Annualized.

(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C, respectively.


 190                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.70       $10.80         $13.28
Income from Investment Operations:
  Net investment income (loss)                                   (0.12)       (0.07)         (0.04)
  Net realized and unrealized gain (loss) on investments          0.92         2.97          (2.44)
                                                               -------      -------        -------
Total from investment operations                                  0.80         2.90          (2.48)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $14.50       $13.70         $10.80
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  5.84%       26.85%        (18.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $47,575      $11,896         $1,480
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.07%        2.15%          2.18% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.07%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.45%)      (1.36%)        (1.13%)(2)
Portfolio turnover rate(4)                                         66%         129%           107%



(1) Not Annualized.

(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    191

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS A



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $21.25       $15.31         $19.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.17)       (0.07)         (0.06)
  Net realized and unrealized gain (loss) on investments          2.41         6.01          (4.43)
                                                               -------      -------        -------
Total from investment operations                                  2.24         5.94          (4.49)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $23.49       $21.25         $15.31
                                                               =======      =======        =======
TOTAL RETURN(3)                                                 10.54%       38.80%        (22.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $54,652      $17,149         $3,338
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.52%        1.49%          1.62% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.94%)      (0.88%)        (0.92%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.


THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $18.91       $13.71         $17.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.26)       (0.12)         (0.10)
  Net realized and unrealized gain (loss) on investments          2.12         5.32          (3.99)
                                                               -------       ------        -------
Total from investment operations                                  1.86         5.20          (4.09)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $20.77       $18.91         $13.71
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  9.84%       37.93%        (22.99%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,518       $4,470           $777
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.45%        2.22%          2.30% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.64%)      (1.58%)        (1.60%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%



(1) Not Annualized.

(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.


 192                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $18.91       $13.70         $17.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.28)       (0.09)         (0.09)
  Net realized and unrealized gain (loss) on investments          2.14         5.30          (4.01)
                                                               -------       ------        -------
Total from investment operations                                  1.86         5.21          (4.10)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $20.77       $18.91         $13.70
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  9.84%       38.03%        (23.05%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,899       $5,238           $892
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.11%        2.10%          2.09% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.11%(5)     2.10%          2.09% (2)
Ratio of net investment income (loss) to average net assets     (1.61%)      (1.54%)        (1.56%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    193

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS A



                                                                YEAR ENDED:                           PERIOD ENDED:
                                         ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                         10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                 -------------   -------------   -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $7.94           $6.73          $8.45          $9.06          $9.75         $10.15
Income from Investment Operations:
  Net investment income (loss)                 0.48            0.60           0.82           0.78           0.66           0.75
  Net realized and unrealized gain
    (loss) on investments                      0.23            1.26          (1.78)         (0.61)         (0.69)         (0.40)
                                           --------        --------         ------        -------        -------        -------
Total from investment operations               0.71            1.86          (0.96)          0.17          (0.03)          0.35
Less distributions:
  Dividends from net investment income        (0.47)          (0.65)         (0.76)         (0.78)         (0.66)         (0.75)
  Distributions from capital gains             0.00            0.00           0.00           0.00           0.00           0.00
  Return of capital                            0.00            0.00           0.00           0.00           0.00           0.00
                                           --------        --------         ------        -------        -------        -------
Total distributions                           (0.47)          (0.65)         (0.76)         (0.78)         (0.66)         (0.75)
                                           --------        --------         ------        -------        -------        -------
Net asset value, end of period                $8.18           $7.94          $6.73          $8.45          $9.06          $9.75
                                           ========        ========         ======        =======        =======        =======
TOTAL RETURN(1)                               9.26%(7)       28.69%        (12.16%)         1.80%         (0.35%)(3)      3.47%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $247,364        $213,377        $95,760        $45,753        $23,214        $17,465
Ratio of expenses to average net assets
  before waivers and reimbursements           1.35%           1.49%          1.55%          1.40%          1.38% (4)      1.41%
Ratio of expenses to average net assets
  after waivers and reimbursements            1.35%           1.40%          1.40%          1.35%          1.33% (4)      1.36%
Ratio of net investment income (loss)
  to average net assets                       6.03%           7.98%          9.48%          9.00%          8.55% (4)      7.74%
Portfolio turnover rate(2)                      86%             54%            22%            63%            57%            53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.


 194                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS B



                                                                YEAR ENDED:                           PERIOD ENDED:
                                         ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                         10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                 -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $7.93           $6.72           $8.43         $9.05         $9.74         $10.14
Income from Investment Operations:
  Net investment income (loss)                 0.43            0.57            0.80          0.72          0.62           0.68
  Net realized and unrealized gain
    (loss) on investments                      0.22            1.24           (1.81)        (0.62)        (0.71)         (0.40)
                                            -------         -------         -------       -------        ------         ------
Total from investment operations               0.65            1.81           (1.01)        (0.10)        (0.09)          0.28
Less distributions:
  Dividends from net investment income        (0.41)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
  Distributions from capital gains             0.00            0.00            0.00          0.00          0.00           0.00
  Return of capital                            0.00            0.00            0.00          0.00          0.00           0.00
                                            -------         -------         -------       -------        ------         ------
Total distributions                           (0.41)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
                                            -------         -------         -------       -------        ------         ------
Net asset value, end of period                $8.17           $7.93           $6.72         $8.43         $9.05          $9.74
                                            =======         =======         =======       =======        ======         ======
TOTAL RETURN(1)                               8.45%(7)       27.83%         (12.70%)        0.99%        (0.92%)(3)      2.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $63,972         $72,293         $44,359       $16,922        $7,929         $7,436
Ratio of expenses to average net assets
  before waivers and reimbursements           2.07%           2.23%           2.24%         2.08%         2.04% (4)      2.08%
Ratio of expenses to average net assets
  after waivers and reimbursements            2.07%           2.10%           2.10%         2.08%         2.04% (4)      2.08%
Ratio of net investment income (loss)
  to average net assets                       5.32%           7.39%           8.78%         8.28%         7.84% (4)      7.03%
Portfolio turnover rate(2)                      86%             54%             22%           63%           57%            53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.


THE HARTFORD MUTUAL FUNDS                                                    195

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS C



                                                                YEAR ENDED:                           PERIOD ENDED:
                                         ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                         10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS C -- PERIOD ENDED:                 -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $7.93           $6.72           $8.43         $9.05         $9.74         $10.14
Income from Investment Operations:
  Net investment income (loss)                 0.44            0.55            0.72          0.72          0.61           0.68
  Net realized and unrealized gain
    (loss) on investments                      0.22            1.26           (1.73)        (0.62)        (0.70)         (0.40)
                                            -------         -------         -------       -------        ------         ------
Total from investment operations               0.66            1.81           (1.01)         0.10         (0.09)          0.28
Less distributions:
  Dividends from net investment income        (0.42)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
  Distributions from capital gains             0.00            0.00            0.00          0.00          0.00           0.00
  Return of capital                            0.00            0.00            0.00          0.00          0.00           0.00
                                            -------         -------         -------       -------        ------         ------
Total distributions                           (0.42)          (0.60)          (0.70)        (0.72)        (0.60)         (0.68)
                                            -------         -------         -------       -------        ------         ------
Net asset value, end of period                $8.17           $7.93           $6.72         $8.43         $9.05          $9.74
                                            =======         =======         =======       =======        ======         ======
TOTAL RETURN(1)                               8.54%(7)       27.84%         (12.65%)        1.01%        (0.90%)(3)      2.81%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $71,673         $77,968         $40,611       $27,605        $9,534         $8,573
Ratio of expenses to average net assets
  before waivers and reimbursements           1.98%           2.10%           2.10%         2.08%         2.04% (4)      2.09%
Ratio of expenses to average net assets
  after waivers and reimbursements            1.98%           2.10%           2.10%         2.08%         2.04% (4)      2.09%
Ratio of net investment income (loss)
  to average net assets                       5.40%           7.31%           8.78%         8.28%         7.83% (4)      7.01%
Portfolio turnover rate(2)                      86%             54%             22%           63%           57%            53%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.


 196                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS A



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.53       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.48         0.52          0.00
  Net realized and unrealized gain (loss) on investments          0.22         0.54          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.70         1.06          0.00
Less distributions:
  Dividends from net investment income                           (0.51)       (0.53)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.51)       (0.53)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.72       $10.53        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  6.85%       10.79%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $29,580      $15,836        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.14%        1.54%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.00%        1.00%(4)         --
Ratio of net investment income (loss) to average net assets      4.60%        5.06%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD INCOME FUND -- CLASS B



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.53       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.42         0.44          0.00
  Net realized and unrealized gain (loss) on investments          0.21         0.54          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.63         0.98          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.45)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.44)       (0.45)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.72       $10.53        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.10%       10.01%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,541       $4,705        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.95%        2.31%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      3.90%        4.31%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    197

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS C



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.55       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.41         0.44          0.00
  Net realized and unrealized gain (loss) on investments          0.22         0.56          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.63         1.00          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.45)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.44)       (0.45)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.74       $10.55        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.09%       10.22%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,562       $5,050        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.88%        2.17%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      3.90%        4.28%(4)         --
Portfolio turnover rate(3)                                        167%         124%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 198                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS A



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.63       $10.00       $10.00
Income from investment operations:
  Net investment income (loss)                                     0.30         0.27         0.00
  Net realized and unrealized gain (loss) on investments           0.37         0.62         0.00
                                                               --------     --------       ------
Total from investment operations                                   0.67         0.89         0.00
Less distributions:
  Dividends from net investment income                            (0.31)       (0.26)        0.00
  Distributions from capital gains                                (0.04)        0.00         0.00
  Return of capital                                                0.00         0.00         0.00
                                                               --------     --------       ------
Total distributions                                               (0.35)       (0.26)        0.00
                                                               --------     --------       ------
Net asset value, end of period                                   $10.95       $10.63       $10.00
                                                               ========     ========       ======
TOTAL RETURN(2)                                                   6.39%        9.02%           0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $313,961     $142,992       $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.04%        1.34%(4)        --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.00%        1.00%(4)        --
Ratio of net investment income (loss) to average net assets       3.04%        2.63%(4)        --
Portfolio turnover rate(3)                                          81%          23%           --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD INFLATION PLUS FUND -- CLASS B



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.64      $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                     0.22        0.21          0.00
  Net realized and unrealized gain (loss) on investments           0.37        0.63          0.00
                                                               --------     -------        ------
Total from investment operations                                   0.59        0.84          0.00
Less distributions:
  Dividends from net investment income                            (0.23)      (0.20)         0.00
  Distributions from capital gains                                (0.04)       0.00          0.00
  Return of capital                                                0.00        0.00          0.00
                                                               --------     -------        ------
Total distributions                                               (0.27)      (0.20)         0.00
                                                               --------     -------        ------
Net asset value, end of period                                   $10.96      $10.64        $10.00
                                                               ========     =======        ======
TOTAL RETURN(2)                                                   5.65%       8.41%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $107,964     $67,986        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.81%       2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%       1.70%(4)         --
Ratio of net investment income (loss) to average net assets       2.21%       1.98%(4)         --
Portfolio turnover rate(3)                                          81%         23%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    199

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS C



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.63       $10.00       $10.00
Income from investment operations:
  Net investment income (loss)                                     0.23         0.20         0.00
  Net realized and unrealized gain (loss) on investments           0.37         0.63         0.00
                                                               --------     --------       ------
Total from investment operations                                   0.60         0.83         0.00
Less distributions:
  Dividends from net investment income                            (0.23)       (0.20)        0.00
  Distributions from capital gains                                (0.04)        0.00         0.00
  Return of capital                                                0.00         0.00         0.00
                                                               --------     --------       ------
Total distributions                                               (0.27)       (0.20)        0.00
                                                               --------     --------       ------
Net asset value, end of period                                   $10.96       $10.63       $10.00
                                                               ========     ========       ======
TOTAL RETURN(2)                                                   5.74%        8.31%           0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $319,990     $160,253       $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.76%        1.95%(4)        --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%        1.70%(4)        --
Ratio of net investment income (loss) to average net assets       2.33%        1.97%(4)        --
Portfolio turnover rate(3)                                          81%          23%           --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS A



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.62         $6.93         $7.62           $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.01)        (0.02)         0.02             0.00
  Net realized and unrealized gain (loss) on investments            2.03          2.72         (0.71)           (2.38)
                                                                 -------       -------        ------          -------
Total from investment operations                                    2.02          2.70         (0.69)           (2.38)
Less distributions:
  Dividends from net investment income                              0.00         (0.01)         0.00             0.00
  Distributions from capital gains                                 (0.05)         0.00          0.00             0.00
  Return of capital                                                 0.00          0.00          0.00             0.00
                                                                 -------       -------        ------          -------
Total distributions                                                (0.05)        (0.01)         0.00             0.00
                                                                 -------       -------        ------          -------
Net asset value, end of period                                    $11.59         $9.62         $6.93            $7.62
                                                                 =======       =======        ======          =======
TOTAL RETURN(2)                                                   21.14%        38.95%        (9.06%)         (23.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $50,051       $11,362        $4,666           $2,579
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.91%         2.36%         2.98%            2.64% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.65%(7)      1.65%         1.65%            1.65% (4)
Ratio of net investment income (loss) to average net assets       (0.10%)       (0.35%)        0.34%           (0.09%)(4)
Portfolio turnover rate(3)                                          200%          281%          330%             135%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C, respectively.


 200                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS B



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.46          $6.86         $7.59           $10.00
Income from investment operations:
  Net investment income (loss)                                    (0.08)         (0.04)        (0.03)           (0.03)
  Net realized and unrealized gain (loss) on investments           1.99           2.64         (0.70)           (2.38)
                                                                 ------         ------        ------          -------
Total from investment operations                                   1.91           2.60         (0.73)           (2.41)
Less distributions:
  Dividends from net investment income                             0.00           0.00          0.00             0.00
  Distributions from capital gains                                (0.05)          0.00          0.00             0.00
  Return of capital                                                0.00           0.00          0.00             0.00
                                                                 ------         ------        ------          -------
Total distributions                                               (0.05)          0.00          0.00             0.00
                                                                 ------         ------        ------          -------
Net asset value, end of period                                   $11.32          $9.46         $6.86            $7.59
                                                                 ======         ======        ======          =======
TOTAL RETURN(2)                                                  20.33%         37.90%        (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $8,968         $2,148          $813             $327
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.83%          3.08%         3.69%            3.35% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(7)       2.35%         2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets      (0.80%)        (1.04%)       (0.42%)          (0.79%)(4)
Portfolio turnover rate(3)                                         200%           281%          330%             135%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C, respectively.


THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS C



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.46         $6.86         $7.59           $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.08)        (0.04)        (0.03)           (0.02)
  Net realized and unrealized gain (loss) on investments            1.99          2.64         (0.70)           (2.39)
                                                                 -------        ------        ------          -------
Total from investment operations                                    1.91          2.60         (0.73)           (2.41)
Less distributions:
  Dividends from net investment income                              0.00          0.00          0.00             0.00
  Distributions from capital gains                                 (0.05)         0.00          0.00             0.00
  Return of capital                                                 0.00          0.00          0.00             0.00
                                                                 -------        ------        ------          -------
Total distributions                                                (0.05)         0.00          0.00             0.00
                                                                 -------        ------        ------          -------
Net asset value, end of period                                    $11.32         $9.46         $6.86            $7.59
                                                                 =======        ======        ======          =======
TOTAL RETURN(2)                                                   20.33%        37.90%        (9.62%)         (24.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,906        $2,285          $826             $316
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.63%         2.95%         3.55%            3.32% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.35%(7)      2.35%         2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets       (0.79%)       (1.01%)       (0.34%)          (0.79%)(4)
Portfolio turnover rate(3)                                          200%          281%          330%             135%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.59%, 2.29% and 2.28% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    201

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS A



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $9.66        $8.03          $9.33        $13.03         $15.43         $11.89
Income from Investment Operations:
  Net investment income (loss)                    0.03         0.02           0.03          0.05           0.08           0.06
  Net realized and unrealized gain (loss) on
    investments                                   1.54         1.61          (1.33)        (3.14)         (2.42)          4.46
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  1.57         1.63          (1.30)        (3.09)         (2.34)          4.52
Less distributions:
  Dividends from net investment income           (0.01)        0.00           0.00          0.00          (0.01)         (0.15)
  Distributions from capital gains                0.00         0.00           0.00         (0.61)         (0.05)         (0.83)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                              (0.01)        0.00           0.00         (0.61)         (0.06)         (0.98)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $11.22        $9.66          $8.03         $9.33         $13.03         $15.43
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(1)                                 16.20%       20.30%        (13.93%)      (24.87%)       (15.18%)(2)     39.13%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $87,348      $69,153        $66,775       $72,326        $89,309        $63,281
Ratio of expenses to average net assets
  before waivers and reimbursements              1.83%        1.72%          1.82%         1.61%          1.60% (3)      1.61%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.65%(7)     1.65%          1.65%         1.56%          1.55% (3)      1.56%
Ratio of net investment income (loss) to
  average net assets                             0.33%        0.25%          0.34%         0.47%          0.64% (3)      0.61%
Portfolio turnover rate(4)                        143%         138%           175%          158%           121%           128%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


 202                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $9.22        $7.71          $9.04        $12.74         $15.17         $11.73
Income from Investment Operations:
  Net investment income (loss)                   (0.05)       (0.04)         (0.08)        (0.04)          0.01           0.01
  Net realized and unrealized gain (loss) on
    investments                                   1.47         1.55          (1.25)        (3.05)         (2.39)          4.32
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  1.42         1.51          (1.33)        (3.09)         (2.38)          4.33
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00          (0.06)
  Distributions from capital gains                0.00         0.00           0.00         (0.61)         (0.05)         (0.83)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                               0.00         0.00           0.00         (0.61)         (0.05)         (0.89)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $10.64        $9.22          $7.71         $9.04         $12.74         $15.17
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(1)                                 15.40%       19.58%        (14.71%)      (25.46%)       (15.70%)(2)     38.11%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $23,301      $20,459        $18,668       $18,798        $25,872        $22,835
Ratio of expenses to average net assets
  before waivers and reimbursements              2.77%        2.45%          2.50%         2.30%          2.29% (3)      2.26%
Ratio of expenses to average net assets
  after waivers and reimbursements               2.35%(7)     2.35%          2.35%         2.30%          2.29% (3)      2.26%
Ratio of net investment income (loss) to
  average net assets                            (0.39%)      (0.46%)        (0.79%)       (0.28%)        (0.09%)(3)     (0.09%)
Portfolio turnover rate(4)                        143%         138%           175%          158%           121%           128%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    203

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS C



                                                                YEAR ENDED:                        PERIOD ENDED:
                                            ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                            10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                    ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $9.16        $7.67          $8.99        $12.68         $15.10          $11.74
Income from Investment Operations:
  Net investment income (loss)                 (0.05)       (0.04)         (0.05)        (0.03)          0.07           (0.02)
  Net realized and unrealized gain (loss)
    on investments                              1.46         1.53          (1.27)        (3.05)         (2.44)           4.33
                                             -------      -------        -------       -------        -------         -------
Total from investment operations                1.41         1.49          (1.32)        (3.08)         (2.37)           4.31
Less distributions:
  Dividends from net investment income          0.00         0.00           0.00          0.00           0.00           (0.12)
  Distributions from capital gains              0.00         0.00           0.00         (0.61)         (0.05)          (0.83)
  Return of capital                             0.00         0.00           0.00          0.00           0.00            0.00
                                             -------      -------        -------       -------        -------         -------
Total distributions                             0.00         0.00           0.00         (0.61)         (0.05)          (0.95)
                                             -------      -------        -------       -------        -------         -------
Net asset value, end of period                $10.57        $9.16          $7.67         $8.99         $12.68          $15.10
                                             =======      =======        =======       =======        =======         =======
TOTAL RETURN(1)                               15.39%       19.43%        (14.68%)      (25.51%)       (15.70%)(3)      37.98%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $15,749      $14,790        $13,438       $18,523        $26,912         $13,514
Ratio of expenses to average net assets
  before waivers and reimbursements            2.48%        2.35%          2.40%         2.28%          2.27% (4)       2.31%
Ratio of expenses to average net assets
  after waivers and reimbursements             2.35%(8)     2.35%          2.35%         2.28%          2.27% (4)       2.31%
Ratio of net investment income (loss) to
  average net assets                          (0.38%)      (0.45%)        (0.64%)       (0.25%)        (0.07%)(4)      (0.13%)
Portfolio turnover rate(2)                      143%         138%           175%          158%           121%            128%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.30% for Classes A, B and C, respectively.


 204                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS A



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.93          $8.37          $8.82           $10.00
Income from investment operations:
  Net investment income (loss)                                    0.07           0.07           0.03             0.04
  Net realized and unrealized gain (loss) on investments          1.31           4.51          (0.48)           (1.22)
                                                               -------        -------         ------          -------
Total from investment operations                                  1.38           4.58          (0.45)           (1.18)
Less distributions:
  Dividends from net investment income                            0.00          (0.02)          0.00             0.00
  Distributions from capital gains                               (0.87)          0.00           0.00             0.00
  Return of capital                                               0.00           0.00           0.00             0.00
                                                               -------        -------         ------          -------
Total distributions                                              (0.87)         (0.02)          0.00             0.00
                                                               -------        -------         ------          -------
Net asset value, end of period                                  $13.44         $12.93          $8.37            $8.82
                                                               =======        =======         ======          =======
TOTAL RETURN(2)                                                 11.39%         54.76%         (5.10%)         (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $23,934        $12,320         $4,598           $2,156
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.99%          2.36%          3.09%            3.46% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(7)       1.65%          1.65%            1.65% (4)
Ratio of net investment income (loss) to average net assets      0.90%          0.72%          0.44%            0.86% (4)
Portfolio turnover rate(3)                                        119%           166%           194%             128%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C, respectively.


THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS B



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.82         $8.34           $8.81           $10.00
Income from investment operations:
  Net investment income (loss)                                    0.02          0.01           (0.02)            0.00
  Net realized and unrealized gain (loss) on investments          1.26          4.47           (0.45)           (1.19)
                                                                ------        ------          ------          -------
Total from investment operations                                  1.28          4.48           (0.47)           (1.19)
Less distributions:
  Dividends from net investment income                            0.00          0.00            0.00             0.00
  Distributions from capital gains                               (0.87)         0.00            0.00             0.00
  Return of capital                                               0.00          0.00            0.00             0.00
                                                                ------        ------          ------          -------
Total distributions                                              (0.87)         0.00            0.00             0.00
                                                                ------        ------          ------          -------
Net asset value, end of period                                  $13.23        $12.82           $8.34            $8.81
                                                                ======        ======          ======          =======
TOTAL RETURN(2)                                                 10.62%        53.72%          (5.34%)         (11.90%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $3,726        $2,237            $926             $275
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.89%         3.09%           3.81%            4.12% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%(7)      2.35%           2.35%            2.35% (4)
Ratio of net investment income (loss) to average net assets      0.15%         0.03%          (0.26%)           0.16% (4)
Portfolio turnover rate(3)                                        119%          166%            194%             128%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    205

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS C



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.72         $8.28            $8.78          $10.00
Income from investment operations:
  Net investment income (loss)                                    0.03          0.01            (0.03)           0.01
  Net realized and unrealized gain (loss) on investments          1.24          4.43            (0.47)          (1.23)
                                                               -------        ------          -------         -------
Total from investment operations                                  1.27          4.44            (0.50)          (1.22)
Less distributions:
  Dividends from net investment income                            0.00          0.00             0.00            0.00
  Distributions from capital gains                               (0.87)         0.00             0.00            0.00
  Return of capital                                               0.00          0.00             0.00            0.00
                                                               -------        ------          -------         -------
Total distributions                                              (0.87)         0.00             0.00            0.00
                                                               -------        ------          -------         -------
Net asset value, end of period                                  $13.12        $12.72            $8.28           $8.78
                                                               =======        ======          =======         =======
TOTAL RETURN(2)                                                 10.63%        53.62%           (5.70%)        (12.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,072        $3,004             $859            $425
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.60%         2.96%            3.53%           4.12% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.35%(7)      2.35%            2.35%           2.35% (4)
Ratio of net investment income (loss) to average net assets      0.27%        (0.03%)          (0.26%)          0.16% (4)
Portfolio turnover rate(3)                                        119%          166%             194%            128%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.60%, 2.30% and 2.29% for Classes A, B and C, respectively.


 206                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS A



                                                                  YEAR ENDED:                         PERIOD ENDED:
                                             ------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                             10/31/2004    10/31/2003    10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999
CLASS A -- PERIOD ENDED:                     -----------   -----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $20.58        $15.50        $16.57         $22.42        $17.78         $12.30
Income from Investment Operations:
  Net investment income (loss)                    (0.09)        (0.08)        (0.10)         (0.03)        (0.03)         (0.03)
  Net realized and unrealized gain (loss)
    on investments                                 2.12          5.16         (0.97)         (3.89)         5.37           6.08
                                             ----------    ----------      --------       --------      --------       --------
Total from investment operations                   2.03          5.08         (1.07)         (3.92)         5.34           6.05
Less distributions:
  Dividends from net investment income             0.00          0.00          0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00          0.00          0.00          (1.93)        (0.70)         (0.57)
  Return of capital                                0.00          0.00          0.00           0.00          0.00           0.00
                                             ----------    ----------      --------       --------      --------       --------
Total distributions                                0.00          0.00          0.00          (1.93)        (0.70)         (0.57)
                                             ----------    ----------      --------       --------      --------       --------
Net asset value, end of period                   $22.61        $20.58        $15.50         $16.57        $22.42         $17.78
                                             ==========    ==========      ========       ========      ========       ========
TOTAL RETURN(1)                                   9.86%        32.77%        (6.46%)       (18.94%)       30.50% (5)     50.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $1,544,968    $1,413,021      $704,238       $612,750      $425,686       $118,194
Ratio of expenses to average net assets
  before waivers and reimbursements               1.37%         1.50%         1.56%          1.43%         1.48% (4)      1.51%
Ratio of expenses to average net assets
  after waivers and reimbursements                1.37%(7)      1.48%         1.45%          1.38%         1.43% (4)      1.45%
Ratio of net investment income (loss) to
  average net assets                             (0.41%)       (0.58%)       (0.65%)        (0.53%)       (0.80%)(4)     (0.79%)
Portfolio turnover rate(2)                          52%           70%          109%           116%          110%           123%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    207

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(3)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $19.68       $14.93        $16.07         $21.96        $17.54         $12.22
Income from Investment Operations:
  Net investment income (loss)                    (0.25)       (0.20)        (0.21)         (0.09)        (0.07)         (0.03)
  Net realized and unrealized gain (loss) on
    investments                                    2.04         4.95         (0.93)         (3.87)         5.19           5.92
                                               --------     --------      --------       --------      --------        -------
Total from investment operations                   1.79         4.75         (1.14)         (3.96)         5.12           5.89
Less distributions:
  Dividends from net investment income             0.00         0.00          0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00         0.00          0.00          (1.93)        (0.70)         (0.57)
  Return of capital                                0.00         0.00          0.00           0.00          0.00           0.00
                                               --------     --------      --------       --------      --------        -------
Total distributions                                0.00         0.00          0.00          (1.93)        (0.70)         (0.57)
                                               --------     --------      --------       --------      --------        -------
Net asset value, end of period                   $21.47       $19.68        $14.93         $16.07        $21.96         $17.54
                                               ========     ========      ========       ========      ========        =======
TOTAL RETURN(1)                                   9.10%       31.82%        (7.09%)       (19.58%)       29.72% (5)     49.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $438,658     $424,959      $266,650       $265,683      $185,830        $50,301
Ratio of expenses to average net assets
  before waivers and reimbursements               2.11%        2.23%         2.24%          2.11%         2.15% (4)      2.17%
Ratio of expenses to average net assets
  after waivers and reimbursements                2.11%(7)     2.20%         2.15%          2.11%         2.15% (4)      2.15%
Ratio of net investment income (loss) to
  average net assets                             (1.15%)      (1.30%)       (1.35%)        (1.28%)       (1.52%)(4)     (1.48%)
Portfolio turnover rate(2)                          52%          70%          109%           116%          110%           123%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) The fund's fiscal year end changed to October 31st.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.


 208                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS C



                                                                YEAR ENDED:                        PERIOD ENDED:
                                            ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                            10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                    ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $19.71       $14.94        $16.08         $21.96        $17.53          $12.21
Income from Investment Operations:
  Net investment income (loss)                  (0.23)       (0.18)        (0.21)         (0.12)        (0.10)          (0.04)
  Net realized and unrealized gain (loss)
    on investments                               2.04         4.95         (0.93)         (3.83)         5.23            5.93
                                             --------     --------      --------       --------       -------         -------
Total from investment operations                 1.81         4.77         (1.14)         (3.95)         5.13            5.89
Less distributions:
  Dividends from net investment income           0.00         0.00          0.00           0.00          0.00            0.00
  Distributions from capital gains               0.00         0.00          0.00          (1.93)        (0.70)          (0.57)
  Return of capital                              0.00         0.00          0.00           0.00          0.00            0.00
                                             --------     --------      --------       --------       -------         -------
Total distributions                              0.00         0.00          0.00          (1.93)        (0.70)          (0.57)
                                             --------     --------      --------       --------       -------         -------
Net asset value, end of period                 $21.52       $19.71        $14.94         $16.08        $21.96          $17.53
                                             ========     ========      ========       ========       =======         =======
TOTAL RETURN(1)                                 9.18%       31.93%        (7.09%)       (19.53%)       29.72% (3)      49.22%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $484,268     $477,891      $275,305       $285,908      $217,965         $48,310
Ratio of expenses to average net assets
  before waivers and reimbursements             2.02%        2.10%         2.12%          2.09%         2.14% (4)       2.22%
Ratio of expenses to average net assets
  after waivers and reimbursements              2.02%(8)     2.10%         2.12%          2.09%         2.14% (4)       2.15%
Ratio of net investment income (loss) to
  average net assets                           (1.06%)      (1.21%)       (1.31%)        (1.24%)       (1.51%)(4)      (1.48%)
Portfolio turnover rate(2)                        52%          70%          109%           116%          110%            123%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    209

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS A



                                                                               YEAR ENDED:                    PERIOD ENDED:
                                                              ---------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $11.32           $8.34           $8.48          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.04)          (0.03)          (0.02)          (0.01)
  Net realized and unrealized gain (loss) on investments            1.61            3.01           (0.12)          (1.51)
                                                                --------        --------         -------         -------
Total from investment operations                                    1.57            2.98           (0.14)          (1.52)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00            0.00
                                                                --------        --------         -------         -------
Total distributions                                                 0.00            0.00            0.00            0.00
                                                                --------        --------         -------         -------
Net asset value, end of period                                    $12.89          $11.32           $8.34           $8.48
                                                                ========        ========         =======         =======
TOTAL RETURN(2)                                                   13.87%          35.73%          (1.65%)        (15.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $280,173        $155,614         $94,532         $26,812
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.56%           1.60%           1.68%           1.69%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.45%(7)        1.45%           1.45%           1.40%(4)
Ratio of net investment income (loss) to average net assets       (0.34%)         (0.35%)         (0.23%)         (0.20%)(4)
Portfolio turnover rate(3)                                           46%             56%             40%             28%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.


 210                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS B



                                                                               YEAR ENDED:                    PERIOD ENDED:
                                                              ---------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $11.12           $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.13)          (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on investments            1.60            2.96           (0.12)          (1.52)
                                                                 -------         -------         -------         -------
Total from investment operations                                    1.47            2.87           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00            0.00
                                                                 -------         -------         -------         -------
Total distributions                                                 0.00            0.00            0.00            0.00
                                                                 -------         -------         -------         -------
Net asset value, end of period                                    $12.59          $11.12           $8.25           $8.46
                                                                 =======         =======         =======         =======
TOTAL RETURN(2)                                                   13.22%          34.79%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $60,558         $42,407         $26,556          $7,158
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.36%           2.33%           2.38%           2.38%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.15%(7)        2.15%           2.15%           2.10%(4)
Ratio of net investment income (loss) to average net assets       (1.04%)         (1.05%)         (0.95%)         (0.90%)(4)
Portfolio turnover rate(3)                                           46%             56%             40%             28%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    211

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS C



                                                                               YEAR ENDED:                    PERIOD ENDED:
                                                              ---------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $11.13           $8.25           $8.46          $10.00
Income from investment operations:
  Net investment income (loss)                                     (0.13)          (0.09)          (0.09)          (0.02)
  Net realized and unrealized gain (loss) on investments            1.59            2.97           (0.12)          (1.52)
                                                                 -------         -------         -------         -------
Total from investment operations                                    1.46            2.88           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income                              0.00            0.00            0.00            0.00
  Distributions from capital gains                                  0.00            0.00            0.00            0.00
  Return of capital                                                 0.00            0.00            0.00            0.00
                                                                 -------         -------         -------         -------
Total distributions                                                 0.00            0.00            0.00            0.00
                                                                 -------         -------         -------         -------
Net asset value, end of period                                    $12.59          $11.13           $8.25           $8.46
                                                                 -------         -------         -------         -------
TOTAL RETURN(2)                                                   13.12%          34.91%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $67,132         $49,566         $32,274          $8,975
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   2.20%           2.20%           2.27%           2.37%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   2.15%(7)        2.15%           2.15%           2.10%(4)
Ratio of net investment income (loss) to average net assets       (1.04%)         (1.05%)         (0.96%)         (0.90%)(4)
Portfolio turnover rate(3)                                           46%             56%             40%             28%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C, respectively.


 212                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS A



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(5)   10/31/2001   10/31/2000(4)   12/31/1999
CLASS A -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $1.00        $1.00         $1.00         $1.00          $1.00          $1.00
Income from Investment Operations:
  Net investment income (loss)                    0.003        0.003         0.011          0.04           0.04           0.04
  Net realized and unrealized gain (loss) on
    investments                                    0.00         0.00          0.00          0.00           0.00           0.00
                                               --------     --------      --------       -------        -------        -------
Total from investment operations                  0.003        0.003         0.011          0.04           0.04           0.04
Less distributions:
  Dividends from net investment income           (0.003)      (0.003)       (0.011)        (0.04)         (0.04)         (0.04)
  Distributions from capital gains                 0.00         0.00          0.00          0.00           0.00           0.00
  Return of capital                                0.00         0.00          0.00          0.00           0.00           0.00
                                               --------     --------      --------       -------        -------        -------
Total distributions                              (0.003)      (0.003)       (0.011)        (0.04)         (0.04)         (0.04)
                                               --------     --------      --------       -------        -------        -------
Net asset value, end of period                    $1.00        $1.00         $1.00         $1.00          $1.00          $1.00
                                               ========     ========      ========       =======        =======        =======
TOTAL RETURN(1)                                   0.28%        0.32%         1.09%         4.02%          4.54%(2)       4.32%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $205,442     $246,199      $302,862       $86,748        $43,897        $44,663
Ratio of expenses to average net assets
  before waivers and reimbursements               1.22%        1.28%         1.30%         1.19%          1.20%(3)       1.15%
Ratio of expenses to average net assets
  after waivers and reimbursements                1.00%        1.00%         1.00%         1.00%          1.00%(3)       1.00%
Ratio of net investment income (loss) to
  average net assets                              0.27%        0.33%         1.06%         3.63%          5.35%(3)       4.25%
Portfolio turnover rate                             N/A          N/A           N/A           N/A            N/A            N/A


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The fund's fiscal year end changed to October 31st.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                    213

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $1.00        $1.00          $1.00         $1.00          $1.00          $1.00
Income from Investment Operations:
  Net investment income (loss)                  0.0001         0.00          0.004          0.03           0.04           0.04
  Net realized and unrealized gain (loss) on
    investments                                   0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                0.0001         0.00          0.004          0.03           0.04           0.04
Less distributions:
  Dividends from net investment income         (0.0001)        0.00         (0.004)        (0.03)         (0.04)         (0.04)
  Distributions from capital gains                0.00         0.00           0.00          0.00           0.00           0.00
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                            (0.0001)        0.00         (0.004)        (0.03)         (0.04)         (0.04)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                   $1.00        $1.00          $1.00         $1.00          $1.00          $1.00
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(2)                                  0.01%        0.00%          0.43%         3.31%          3.94%(3)       3.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $45,836      $67,732        $99,048       $48,998        $14,974        $25,762
Ratio of expenses to average net assets
  before waivers and reimbursements              1.82%        2.01%          1.96%         1.85%          1.85%(4)       1.81%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.25%        1.33%(1)       1.70%         1.70%          1.70%(4)       1.70%
Ratio of net investment income (loss) to
  average net assets                             0.01%        0.01%          0.37%         2.93%          4.65%(4)       3.55%
Portfolio turnover rate                            N/A          N/A            N/A           N/A            N/A            N/A


(1) Expense ratio includes a practical waiver of 12b-1 fees.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

 214                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS C



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(5)   10/31/2001   10/31/2000(4)   12/31/1999
CLASS C -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $1.00       $1.00          $1.00         $1.00         $1.00          $1.00
Income from Investment Operations:
  Net investment income (loss)                   0.0001        0.00          0.004          0.03          0.04           0.04
  Net realized and unrealized gain (loss) on
    investments                                    0.00        0.00           0.00          0.00          0.00           0.00
                                               --------     -------        -------       -------        ------         ------
Total from investment operations                 0.0001        0.00          0.004          0.03          0.04           0.04
Less distributions:
  Dividends from net investment income          (0.0001)       0.00         (0.004)        (0.03)        (0.04)         (0.04)
  Distributions from capital gains                 0.00        0.00           0.00          0.00          0.00           0.00
  Return of capital                                0.00        0.00           0.00          0.00          0.00           0.00
                                               --------     -------        -------       -------        ------         ------
Total distributions                             (0.0001)       0.00         (0.004)        (0.03)        (0.04)         (0.04)
                                               --------     -------        -------       -------        ------         ------
Net asset value, end of period                    $1.00       $1.00          $1.00         $1.00         $1.00          $1.00
                                               ========     =======        =======       =======        ======         ======
TOTAL RETURN(1)                                   0.01%       0.00%          0.42%         3.31%         3.93%(2)       3.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $26,626     $29,955        $65,894       $53,873        $6,842         $9,904
Ratio of expenses to average net assets
  before waivers and reimbursements               1.77%       1.89%          1.82%         1.82%         1.85%(3)       1.84%
Ratio of expenses to average net assets
  after waivers and reimbursements                1.27%       1.36%(6)       1.70%         1.70%         1.70%(3)       1.70%
Ratio of net investment income (loss) to
  average net assets                              0.01%       0.01%          0.37%         2.93%         4.65%(3)       3.56%
Portfolio turnover rate                             N/A         N/A            N/A           N/A           N/A            N/A


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The fund's fiscal year end changed to October 31st.
(5) Per share amounts have been calculated using average shares outstanding method.
(6) Expense ratio includes a practical waiver of 12b-1 fees.

THE HARTFORD SHORT DURATION FUND -- CLASS A



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.30          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.24         0.44          0.00
Less distributions:
  Dividends from net investment income                           (0.30)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.30)       (0.30)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  2.40%        4.48%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $39,148      $32,753        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.06%        1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      2.95%        3.14%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    215

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS B



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.23         0.23          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.23)       (0.23)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $12,267      $10,206        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.84%        2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.26%        2.46%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD SHORT DURATION FUND -- CLASS C



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.14       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.23         0.23          0.00
  Net realized and unrealized gain (loss) on investments         (0.06)        0.14          0.00
                                                               -------      -------        ------
Total from investment operations                                  0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.23)       (0.23)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.08       $10.14        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $34,949      $30,660        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.76%        1.96%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.26%        2.44%(4)         --
Portfolio turnover rate(3)                                        108%         113%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 216                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS A



                                                          YEAR ENDED:                 PERIOD ENDED:          YEAR ENDED:
                                            ---------------------------------------     1/1/2000-     --------------------------
                                            10/31/2004   10/31/2003   10/31/2002(6)    10/31/2001     10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                    ----------   ----------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $14.28        $9.93        $12.00          $18.08          $20.48         $13.31
Income from Investment Operations:
  Net investment income (loss)                  (0.18)       (0.13)        (0.12)          (0.08)          (0.04)         (0.05)
  Net realized and unrealized gain (loss)
    on investments                               0.99         4.48         (1.95)          (5.41)          (1.47)          8.52
                                             --------     --------       -------        --------        --------       --------
Total from investment operations                 0.81         4.35         (2.07)          (5.49)          (1.51)          8.47
Less distributions:
  Dividends from net investment income           0.00         0.00          0.00            0.00            0.00           0.00
  Distributions from capital gains               0.00         0.00          0.00           (0.59)          (0.89)         (1.30)
  Return of capital                              0.00         0.00          0.00            0.00            0.00           0.00
                                             --------     --------       -------        --------        --------       --------
Total distributions                              0.00         0.00          0.00           (0.59)          (0.89)         (1.30)
                                             --------     --------       -------        --------        --------       --------
Net asset value, end of period                 $15.09       $14.28         $9.93          $12.00          $18.08         $20.48
                                             ========     ========       =======        ========        ========       ========
TOTAL RETURN(1)                                 5.67%       43.81%       (17.25%)        (31.36%)         (7.70%)(2)     65.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $156,278     $141,327       $96,302        $116,398        $164,280       $109,559
Ratio of expenses to average net assets
  before waivers and reimbursements             1.62%        1.63%         1.64%           1.51%           1.50% (3)      1.51%
Ratio of expenses to average net assets
  after waivers and reimbursements              1.45%(7)     1.45%         1.45%           1.45%           1.45% (3)      1.45%
Ratio of net investment income (loss) to
  average net assets                           (1.15%)      (1.19%)       (0.97%)         (0.64%)         (0.72%)(3)     (0.92%)
Portfolio turnover rate(4)                       142%         179%          226%            224%            158%           177%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    217

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS B



                                                                   YEAR ENDED:                        PERIOD ENDED:   YEAR ENDED:
                                               ----------------------------------------------------
                                                                                         1/1/2000-
                                               10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                       ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $13.51        $9.46         $11.52        $17.49        $19.96          $13.09
Income from Investment Operations:
  Net investment income (loss)                    (0.27)       (0.20)         (0.20)        (0.16)        (0.11)          (0.09)
  Net realized and unrealized gain (loss) on
    investments                                    0.93         4.25          (1.86)        (5.22)        (1.47)           8.26
                                                -------      -------        -------       -------        ------         -------
Total from investment operations                   0.66         4.05          (2.06)        (5.38)        (1.58)           8.17
Less distributions:
  Dividends from net investment income             0.00         0.00           0.00          0.00          0.00            0.00
  Distributions from capital gains                 0.00         0.00           0.00         (0.59)        (0.89)          (1.30)
  Return of capital                                0.00         0.00           0.00          0.00          0.00            0.00
                                                -------      -------        -------       -------        ------         -------
Total distributions                                0.00         0.00           0.00         (0.59)        (0.89)          (1.30)
                                                -------      -------        -------       -------        ------         -------
Net asset value, end of period                   $14.17       $13.51          $9.46        $11.52        $17.49          $19.96
                                                =======      =======        =======       =======        ======         =======
TOTAL RETURN(1)                                   4.88%       42.81%        (17.88%)      (31.80%)       (8.26%)(2)      64.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $58,438      $58,286        $41,439       $49,738       $71,323         $53,358
Ratio of expenses to average net assets
  before waivers and reimbursements               2.40%        2.36%          2.31%         2.19%         2.16% (3)       2.15%
Ratio of expenses to average net assets after
  waivers and reimbursements                      2.15%(7)     2.15%          2.15%         2.15%         2.15% (3)       2.15%
Ratio of net investment income (loss) to
  average net assets                             (1.85%)      (1.89%)        (1.67%)       (1.34%)       (1.42%)(3)      (1.62%)
Portfolio turnover rate(4)                         142%         179%           226%          224%          158%            177%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.


 218                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS C



                                                                YEAR ENDED:                         PERIOD ENDED:
                                          -------------------------------------------------------     1/1/2000-      YEAR ENDED:
                                          10/31/2004   10/31/2003   10/31/2002(7)    10/31/2001     10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                  ----------   ----------   -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $13.52        $9.47         $11.53          $17.51          $19.97          $13.09
Income from Investment Operations:
  Net investment income (loss)               (0.28)       (0.20)         (0.20)          (0.19)          (0.12)          (0.08)
  Net realized and unrealized gain
    (loss) on investments                     0.95         4.25          (1.86)          (5.20)          (1.45)           8.26
                                           -------      -------        -------         -------         -------         -------
Total from investment operations              0.67         4.05          (2.06)          (5.39)          (1.57)           8.18
Less distributions:
  Dividends from net investment income        0.00         0.00           0.00            0.00            0.00            0.00
  Distributions from capital gains            0.00         0.00           0.00           (0.59)          (0.89)          (1.30)
  Return of capital                           0.00         0.00           0.00            0.00            0.00            0.00
                                           -------      -------        -------         -------         -------         -------
Total distributions                           0.00         0.00           0.00           (0.59)          (0.89)          (1.30)
                                           -------      -------        -------         -------         -------         -------
Net asset value, end of period              $14.19       $13.52          $9.47          $11.53          $17.51          $19.97
                                           =======      =======        =======         =======         =======         =======
TOTAL RETURN(1)                              4.96%       42.77%        (17.87%)        (31.82%)         (8.21%)(2)      64.58%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $49,327      $52,010        $38,938         $51,234         $77,337         $37,672
Ratio of expenses to average net assets
  before waivers and reimbursements          2.30%        2.23%          2.20%           2.17%           2.16% (3)       2.20%
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%(8)     2.15%          2.15%           2.15%           2.15% (3)       2.15%
Ratio of net investment income (loss) to
  average net assets                        (1.85%)      (1.88%)        (1.65%)         (1.34%)         (1.42%)(3)      (1.61%)
Portfolio turnover rate(4)                    142%         179%           226%            224%            158%            177%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    219

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS A



                                                                    YEAR ENDED          PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $22.91       $15.57         $20.21
Income from Investment Operations:
  Net investment income (loss)                                   (0.15)       (0.09)         (0.06)
  Net realized and unrealized gain (loss) on investments          1.84         7.43          (4.58)
                                                               -------      -------        -------
Total from investment operations                                  1.69         7.34          (4.64)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $24.60       $22.91         $15.57
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  7.38%       47.14%        (22.97%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $42,962      $17,544         $3,457
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.77%        1.61%          1.82% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.81%)      (0.83%)        (0.93%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


THE HARTFORD SMALLCAP GROWTH FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.99       $14.36         $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.28)       (0.15)         (0.08)
  Net realized and unrealized gain (loss) on investments          1.68         6.78          (4.29)
                                                               -------       ------        -------
Total from investment operations                                  1.40         6.63          (4.37)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $22.39       $20.99         $14.36
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  6.67%       46.17%        (23.31%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,930       $6,571         $1,756
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.59%        2.31%          2.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


 220                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.99       $14.35         $18.73
Income from Investment Operations:
  Net investment income (loss)                                   (0.27)       (0.16)         (0.09)
  Net realized and unrealized gain (loss) on investments          1.67         6.80          (4.29)
                                                               -------       ------        -------
Total from investment operations                                  1.40         6.64          (4.38)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $22.39       $20.99         $14.35
                                                               =======       ======        =======
TOTAL RETURN(3)                                                  6.67%       46.27%        (23.37%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,140       $5,076         $1,432
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.38%        2.22%          2.38% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


THE HARTFORD STOCK FUND -- CLASS A



                                                             YEAR ENDED:                          PERIOD ENDED:
                                      ---------------------------------------------------------     1/1/2000-         YEAR ENDED:
                                      10/31/2004       10/31/2003   10/31/2002(6)   10/31/2001    10/31/2000(5)       12/31/1999
CLASS A -- PERIOD ENDED:              ----------       ----------   -------------   -----------   -------------       -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $16.21           $13.73        $16.89          $23.40         $23.64            $19.70
Income from Investment Operations:
  Net investment income (loss)             0.03             0.04          0.00            0.02          (0.03)             0.00
  Net realized and unrealized gain
    (loss) on investments                  0.52             2.44         (3.16)          (5.45)          0.00              4.36
                                       --------         --------      --------      ----------     ----------          --------
Total from investment operations           0.55             2.48         (3.16)          (5.43)         (0.03)             4.36
Less distributions:
  Dividends from net investment
    income                                 0.00             0.00          0.00            0.00           0.00              0.00
  Distributions from capital gains         0.00             0.00          0.00           (1.08)         (0.21)            (0.42)
  Return of capital                        0.00             0.00          0.00            0.00           0.00              0.00
                                       --------         --------      --------      ----------     ----------          --------
Total distributions                        0.00             0.00          0.00           (1.08)         (0.21)            (0.42)
                                       --------         --------      --------      ----------     ----------          --------
Net asset value, end of period           $16.76           $16.21        $13.73          $16.89         $23.40            $23.64
                                       ========         ========      ========      ==========     ==========          ========
TOTAL RETURN(1)                           3.39%           18.06%       (18.71%)        (24.28%)        (0.14%)(2)        22.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                           $952,606         $976,663      $880,371      $1,031,549     $1,067,970          $752,763
Ratio of expenses to average net
  assets before waivers and
  reimbursements                          1.42%            1.47%         1.47%           1.33%          1.32% (3)         1.38%
Ratio of expenses to average net
  assets after waivers and
  reimbursements                          1.42%(7)         1.45%         1.42%           1.28%          1.27% (3)         1.33%
Ratio of net investment income
  (loss) to average net assets            0.18%            0.26%        (0.01%)          0.05%         (0.19%)(3)        (0.06%)
Portfolio turnover rate(4)                  29%              37%           48%             38%            38%               34%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    221

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $15.35       $13.10        $16.24         $22.69        $23.06         $19.36
Income from Investment Operations:
  Net investment income (loss)                    (0.10)       (0.07)        (0.12)         (0.09)        (0.12)         (0.07)
  Net realized and unrealized gain (loss) on
    investments                                    0.51         2.32         (3.02)         (5.28)        (0.04)          4.19
                                               --------     --------      --------       --------      --------       --------
Total from investment operations                   0.41         2.25         (3.14)         (5.37)        (0.16)          4.12
Less distributions:
  Dividends from net investment income             0.00         0.00          0.00           0.00          0.00           0.00
  Distributions from capital gains                 0.00         0.00          0.00          (1.08)        (0.21)         (0.42)
  Return of capital                                0.00         0.00          0.00           0.00          0.00           0.00
                                               --------     --------      --------       --------      --------       --------
Total distributions                                0.00         0.00          0.00          (1.08)        (0.21)         (0.42)
                                               --------     --------      --------       --------      --------       --------
Net asset value, end of period                   $15.76       $15.35        $13.10         $16.24        $22.69         $23.06
                                               ========     ========      ========       ========      ========       ========
TOTAL RETURN(1)                                   2.67%       17.18%       (19.34%)       (24.80%)       (0.71%)(2)     21.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $343,148     $376,437      $351,382       $470,035      $578,402       $462,318
Ratio of expenses to average net assets
  before waivers and reimbursements               2.18%        2.20%         2.15%          2.00%         1.99% (3)      2.03%
Ratio of expenses to average net assets
  after waivers and reimbursements                2.18%(7)     2.18%         2.15%          2.00%         1.99% (3)      2.03%
Ratio of net investment income (loss) to
  average net assets                             (0.59%)      (0.47%)       (0.74%)        (0.67%)       (0.90%)(3)     (0.75%)
Portfolio turnover rate(4)                          29%          37%           48%            38%           38%            34%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C, respectively.


 222                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS C



                                                                YEAR ENDED:                        PERIOD ENDED:
                                            ----------------------------------------------------     1/1/2000-      YEAR ENDED:
                                            10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                    ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $15.41       $13.13        $16.23         $22.68        $23.05          $19.36
Income from Investment Operations:
  Net investment income (loss)                  (0.08)       (0.05)        (0.08)         (0.08)        (0.11)          (0.08)
  Net realized and unrealized gain (loss)
    on investments                               0.51         2.33         (3.02)         (5.29)        (0.05)           4.19
                                             --------     --------      --------       --------      --------        --------
Total from investment operations                 0.43         2.28         (3.10)         (5.37)        (0.16)           4.11
Less distributions:
  Dividends from net investment income           0.00         0.00          0.00           0.00          0.00            0.00
  Distributions from capital gains               0.00         0.00          0.00          (1.08)        (0.21)          (0.42)
  Return of capital                              0.00         0.00          0.00           0.00          0.00            0.00
                                             --------     --------      --------       --------      --------        --------
Total distributions                              0.00         0.00          0.00          (1.08)        (0.21)          (0.42)
                                             --------     --------      --------       --------      --------        --------
Net asset value, end of period                 $15.84       $15.41        $13.13         $16.23        $22.68          $23.05
                                             ========     ========      ========       ========      ========        ========
TOTAL RETURN(1)                                 2.79%       17.36%       (19.10%)       (24.81%)       (0.71%)(3)      21.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $256,271     $311,874      $313,173       $430,238      $492,996        $305,566
Ratio of expenses to average net assets
  before waivers and reimbursements             2.03%        2.07%         2.03%          1.99%         1.98% (4)       2.07%
Ratio of expenses to average net assets
  after waivers and reimbursements              2.03%(8)     2.07%         2.03%          1.99%         1.98% (4)       2.07%
Ratio of net investment income (loss) to
  average net assets                           (0.44%)      (0.36%)       (0.62%)        (0.66%)       (0.90%)(4)      (0.78%)
Portfolio turnover rate(2)                        29%          37%           48%            38%           38%             34%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C, respectively.


THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS A



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.93       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.38         0.37          0.00
  Net realized and unrealized gain (loss) on investments          0.41        (0.07)         0.00
                                                               -------      -------        ------
Total from investment operations                                  0.79         0.30          0.00
Less distributions:
  Dividends from net investment income                           (0.40)       (0.37)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------      -------        ------
Total distributions                                              (0.40)       (0.37)         0.00
                                                               -------      -------        ------
Net asset value, end of period                                  $10.32        $9.93        $10.00
                                                               =======      =======        ======
TOTAL RETURN(2)                                                  8.15%        3.06%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $14,846      $10,799        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.03%        1.57%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.85%        3.73%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    223

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS B



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.92       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.34         0.30          0.00
  Net realized and unrealized gain (loss) on investments          0.38        (0.08)         0.00
                                                                ------       ------        ------
Total from investment operations                                  0.72         0.22          0.00
Less distributions:
  Dividends from net investment income                           (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.33)       (0.30)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.31        $9.92        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  7.40%        2.23%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,017       $1,827        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.84%        2.32%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      3.12%        3.07%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD TAX-FREE CALIFORNIA FUND -- CLASS C



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.93       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.32         0.30          0.00
  Net realized and unrealized gain (loss) on investments          0.41        (0.07)         0.00
                                                                ------       ------        ------
Total from investment operations                                  0.73         0.23          0.00
Less distributions:
  Dividends from net investment income                           (0.33)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.33)       (0.30)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.33        $9.93        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  7.49%        2.34%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,448       $1,230        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.85%        2.18%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      3.06%        3.02%(4)         --
Portfolio turnover rate(3)                                         41%          64%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 224                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS A



                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.46        $10.46          $10.29
Income from Investment Operations:
  Net investment income (loss)                                    0.41          0.38            0.26
  Net realized and unrealized gain (loss) on investments          0.24          0.05            0.16
                                                                ------        ------           -----
Total from investment operations                                  0.65          0.43            0.42
Less distributions:
  Dividends from net investment income                           (0.40)        (0.38)          (0.25)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------           -----
Total distributions                                              (0.67)        (0.43)          (0.25)
                                                                ------        ------           -----
Net asset value, end of period                                  $10.44        $10.46          $10.46
                                                                ======        ======           =====
TOTAL RETURN(3)                                                  6.37%         4.23%           4.16%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,286        $3,242          $2,073
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.27%         1.50%           1.37%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.98%         1.15%           1.15%(2)
Ratio of net investment income (loss) to average net assets      3.87%         3.58%           3.57%(2)
Portfolio turnover rate(4)                                         22%           17%             36%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS B



                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.46        $10.47          $10.27
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.31            0.20
  Net realized and unrealized gain (loss) on investments          0.25          0.04            0.20
                                                                ------        ------          ------
Total from investment operations                                  0.58          0.35            0.40
Less distributions:
  Dividends from net investment income                           (0.32)        (0.31)          (0.20)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------          ------
Total distributions                                              (0.59)        (0.36)          (0.20)
                                                                ------        ------          ------
Net asset value, end of period                                  $10.45        $10.46          $10.47
                                                                ======        ======          ======
TOTAL RETURN(3)                                                  5.71%         3.42%           3.93%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $645          $532            $238
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.99%         2.21%           2.09%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.68%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net assets      3.16%         2.88%           2.73%(2)
Portfolio turnover rate(4)                                         22%           17%             36%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD MUTUAL FUNDS                                                    225

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS C



                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.48        $10.48          $10.27
Income from Investment Operations:
  Net investment income (loss)                                    0.33          0.31            0.20
  Net realized and unrealized gain (loss) on investments          0.24          0.05            0.21
                                                                ------        ------          ------
Total from investment operations                                  0.57          0.36            0.41
Less distributions:
  Dividends from net investment income                           (0.32)        (0.31)          (0.20)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------          ------
Total distributions                                              (0.59)        (0.36)          (0.20)
                                                                ------        ------          ------
Net asset value, end of period                                  $10.46        $10.48          $10.48
                                                                ======        ======          ======
TOTAL RETURN(3)                                                  5.60%         3.51%           4.03%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $321          $414            $304
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.98%         2.09%           1.92%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.69%         1.85%           1.85%(2)
Ratio of net investment income (loss) to average net assets      3.15%         2.88%           2.79%(2)
Portfolio turnover rate(4)                                         22%           17%             36%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS A



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.07       $11.28         $10.99
Income from Investment Operations:
  Net investment income (loss)                                    0.45         0.41           0.26
  Net realized and unrealized gain (loss) on investments          0.32         0.04           0.30
                                                               -------      -------        -------
Total from investment operations                                  0.77         0.45           0.56
Less distributions:
  Dividends from net investment income                           (0.45)       (0.41)         (0.27)
  Distributions from capital gains                               (0.17)       (0.25)          0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.62)       (0.66)         (0.27)
                                                               -------      -------        -------
Net asset value, end of period                                  $11.22       $11.07         $11.28
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  7.10%        4.18%          5.17%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $35,210      $21,457        $12,192
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.30%        1.61%          1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.08%        1.15%          1.15%(2)
Ratio of net investment income (loss) to average net assets      4.04%        3.75%          3.31%(2)
Portfolio turnover rate(4)                                         18%          35%            47%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 226                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------     2/19/2002
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.00       $11.21        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.37         0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.32         0.04          0.25
                                                                ------       ------        ------
Total from investment operations                                  0.69         0.37          0.45
Less distributions:
  Dividends from net investment income                           (0.37)       (0.33)        (0.21)
  Distributions from capital gains                               (0.17)       (0.25)         0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.54)       (0.58)        (0.21)
                                                                ------       ------        ------
Net asset value, end of period                                  $11.15       $11.00        $11.21
                                                                ======       ======        ======
TOTAL RETURN(3)                                                  6.39%        3.43%         4.18%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $6,236       $6,598        $3,764
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.01%        2.33%         2.33%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.32%        3.05%         2.54%(2)
Portfolio turnover rate(4)                                         18%          35%           47%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.02       $11.23        $10.97
Income from Investment Operations:
  Net investment income (loss)                                    0.37         0.33          0.20
  Net realized and unrealized gain (loss) on investments          0.33         0.04          0.27
                                                                ------       ------        ------
Total from investment operations                                  0.70         0.37          0.47
Less distributions:
  Dividends from net investment income                           (0.37)       (0.33)        (0.21)
  Distributions from capital gains                               (0.17)       (0.25)         0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.54)       (0.58)        (0.21)
                                                                ------       ------        ------
Net asset value, end of period                                  $11.18       $11.02        $11.23
                                                                ======       ======        ======
TOTAL RETURN(3)                                                  6.47%        3.42%         4.37%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,357       $7,588        $3,121
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.98%        2.21%         2.18%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.78%        1.85%         1.85%(2)
Ratio of net investment income (loss) to average net assets      3.33%        3.06%         2.57%(2)
Portfolio turnover rate(4)                                         18%          35%           47%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    227

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS A



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.37         0.34          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                               -------       ------        ------
Total from investment operations                                  0.74         0.50          0.00
Less distributions:
  Dividends from net investment income                           (0.39)       (0.35)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                               -------       ------        ------
Total distributions                                              (0.47)       (0.35)         0.00
                                                               -------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                               =======       ======        ======
TOTAL RETURN(2)                                                  7.52%        5.03%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,541       $8,602        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.04%        1.63%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.91%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.66%        3.34%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS B



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.27          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.67         0.43          0.00
Less distributions:
  Dividends from net investment income                           (0.32)       (0.28)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.40)       (0.28)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.76%        4.30%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,568       $1,051        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.74%        2.38%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.61%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.96%        2.64%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

 228                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE NEW YORK FUND -- CLASS C



                                                                    YEAR ENDED:
                                                              -----------------------   PERIOD ENDED:
                                                              10/31/2004   10/31/2003   10/31/2002(1)
                  CLASS C -- PERIOD ENDED:                    ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.15       $10.00        $10.00
Income from investment operations:
  Net investment income (loss)                                    0.30         0.27          0.00
  Net realized and unrealized gain (loss) on investments          0.37         0.16          0.00
                                                                ------       ------        ------
Total from investment operations                                  0.67         0.43          0.00
Less distributions:
  Dividends from net investment income                           (0.32)       (0.28)         0.00
  Distributions from capital gains                               (0.08)        0.00          0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.40)       (0.28)         0.00
                                                                ------       ------        ------
Net asset value, end of period                                  $10.42       $10.15        $10.00
                                                                ======       ======        ======
TOTAL RETURN(2)                                                  6.76%        4.30%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $1,973       $1,393        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.75%        2.26%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.62%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.95%        2.67%(4)         --
Portfolio turnover rate(3)                                         24%          54%            --


(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.

THE HARTFORD MUTUAL FUNDS                                                    229

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS A



                                                                  YEAR ENDED:                        PERIOD ENDED:   YEAR ENDED:
                                              ----------------------------------------------------     1/1/2000-
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS A -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $11.14       $10.78        $10.90         $10.14         $9.93         $10.76
Income from Investment Operations:
  Net investment income (loss)                     0.32         0.49          0.47           0.55          0.50           0.54
  Net realized and unrealized gain (loss) on
    investments                                    0.21         0.48          0.00           0.73          0.19          (0.83)
                                               --------     --------      --------       --------       -------        -------
Total from investment operations                   0.53         0.97          0.47           1.28          0.69          (0.29)
Less distributions:
  Dividends from net investment income            (0.35)       (0.50)        (0.52)         (0.52)        (0.48)         (0.52)
  Distributions from capital gains                (0.37)       (0.11)        (0.07)          0.00          0.00          (0.02)
  Return of capital                                0.00         0.00          0.00           0.00          0.00           0.00
                                               --------     --------      --------       --------       -------        -------
Total distributions                               (0.72)       (0.61)        (0.59)         (0.52)        (0.48)         (0.54)
                                               --------     --------      --------       --------       -------        -------
Net asset value, end of period                   $10.95       $11.14        $10.78         $10.90        $10.14          $9.93
                                               ========     ========      ========       ========       =======        =======
TOTAL RETURN(1)                                   5.10%(7)     9.16%         4.50%         12.96%         7.17%(2)      (2.71%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $298,903     $268,655      $215,083       $122,423       $37,290        $57,320
Ratio of expenses to average net assets
  before waivers and reimbursements               1.27%        1.40%         1.42%          1.30%         1.29%(3)       1.29%
Ratio of expenses to average net assets
  after waivers and reimbursements                1.25%        1.25%         1.25%          1.25%         1.24%(3)       1.24%
Ratio of net investment income (loss) to
  average net assets                              2.98%        3.39%         4.65%          5.00%         5.88%(3)       5.32%
Portfolio turnover rate(4)                         171%         199%          149%           196%          140%           113%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


 230                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS B



                                                                  YEAR ENDED:                        PERIOD ENDED:   YEAR ENDED:
                                              ----------------------------------------------------     1/1/2000-
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(5)   12/31/1999
CLASS B -- PERIOD ENDED:                      ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $11.09        $10.73        $10.85        $10.10          $9.90         $10.72
Income from Investment Operations:
  Net investment income (loss)                    0.24          0.42          0.40          0.48           0.43           0.47
  Net realized and unrealized gain (loss) on
    investments                                   0.22          0.47          0.00          0.72           0.20          (0.82)
                                               -------      --------       -------       -------        -------        -------
Total from investment operations                  0.46          0.89          0.40          1.20           0.63          (0.35)
Less distributions:
  Dividends from net investment income           (0.28)        (0.42)        (0.45)        (0.45)         (0.43)         (0.45)
  Distributions from capital gains               (0.37)        (0.11)        (0.07)         0.00           0.00          (0.02)
  Return of capital                               0.00          0.00          0.00          0.00           0.00           0.00
                                               -------      --------       -------       -------        -------        -------
Total distributions                              (0.65)        (0.53)        (0.52)        (0.45)         (0.43)         (0.47)
                                               -------      --------       -------       -------        -------        -------
Net asset value, end of period                  $10.90        $11.09        $10.73        $10.85         $10.10          $9.90
                                               =======      ========       =======       =======        =======        =======
TOTAL RETURN(1)                                  4.37%(7)      8.44%         3.77%        12.12%          6.48%(2)      (3.30%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $91,861      $106,077       $98,028       $55,999        $22,197        $21,442
Ratio of expenses to average net assets
  before waivers and reimbursements              1.97%         2.13%         2.10%         1.96%          1.95%(3)       1.94%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.95%         1.95%         1.95%         1.95%          1.95%(3)       1.94%
Ratio of net investment income (loss) to
  average net assets                             2.28%         2.70%         3.92%         4.30%          5.17%(3)       4.62%
Portfolio turnover rate(4)                        171%          199%          149%          196%           140%           113%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


THE HARTFORD MUTUAL FUNDS                                                    231

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS C



                                                               YEAR ENDED:                        PERIOD ENDED:    YEAR ENDED:
                                           ----------------------------------------------------     1/1/2000-
                                           10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(5)   12/31/1999(6)
CLASS C -- PERIOD ENDED:                   ----------   ----------   -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $11.12        $10.77        $10.89        $10.14          $9.93          $10.76
Income from Investment Operations:
  Net investment income (loss)                 0.27          0.42          0.40          0.49           0.44            0.47
  Net realized and unrealized gain (loss)
    on investments                             0.23          0.46          0.00          0.71           0.20           (0.82)
                                            -------      --------      --------       -------        -------         -------
Total from investment operations               0.50          0.88          0.40          1.20           0.64           (0.35)
Less distributions:
  Dividends from net investment income        (0.28)        (0.42)        (0.45)        (0.45)         (0.43)          (0.46)
  Distributions from capital gains            (0.37)        (0.11)        (0.07)         0.00           0.00           (0.02)
  Return of capital                            0.00          0.00          0.00          0.00           0.00            0.00
                                            -------      --------      --------       -------        -------         -------
Total distributions                           (0.65)        (0.53)        (0.52)        (0.45)         (0.43)          (0.48)
                                            -------      --------      --------       -------        -------         -------
Net asset value, end of period               $10.97        $11.12        $10.77        $10.89         $10.14           $9.93
                                            =======      ========      ========       =======        =======         =======
TOTAL RETURN(1)                               4.76%(8)      8.31%         3.80%        12.12%          6.55%(3)       (3.36%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $89,504      $110,214      $107,479       $62,222        $16,886         $18,136
Ratio of expenses to average net assets
  before waivers and reimbursements           1.86%         2.01%         1.98%         1.97%          1.94%(4)        1.97%
Ratio of expenses to average net assets
  after waivers and reimbursements            1.86%         1.95%         1.95%         1.95%          1.94%(4)        1.95%
Ratio of net investment income (loss) to
  average net assets                          2.37%         2.71%         3.92%         4.30%          5.18%(4)        4.62%
Portfolio turnover rate(2)                     171%          199%          149%          196%           140%            113%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Not annualized.
(4) Annualized.
(5) The fund's fiscal year end changed to October 31st.
(6) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.


 232                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS A



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.67        $9.88          $9.50
Income from Investment Operations:
  Net investment income (loss)                                    0.40         0.41           0.26
  Net realized and unrealized gain (loss) on investments         (0.01)       (0.21)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.39         0.20           0.64
Less distributions:
  Dividends from net investment income                           (0.41)       (0.41)         (0.26)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.41)       (0.41)         (0.26)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.65        $9.67          $9.88
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  4.08%        2.06%          6.87%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $53,401      $65,337        $75,245
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.38%        1.48%          1.59%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.20%        1.20%          1.20%(2)
Ratio of net investment income (loss) to average net assets      4.09%        4.11%          3.58%(2)
Portfolio turnover rate(4)                                        110%         108%           218%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.64        $9.84          $9.46
Income from Investment Operations:
  Net investment income (loss)                                    0.32         0.33           0.21
  Net realized and unrealized gain (loss) on investments          0.00        (0.19)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.32         0.14           0.59
Less distributions:
  Dividends from net investment income                           (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.34)       (0.34)         (0.21)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.62        $9.64          $9.84
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  3.37%        1.45%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $26,218      $38,210        $39,276
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.11%        2.21%          2.28%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.39%        3.41%          2.87%(2)
Portfolio turnover rate(4)                                        110%         108%           218%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE HARTFORD MUTUAL FUNDS                                                    233

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.63        $9.84          $9.46
Income from Investment Operations:
  Net investment income (loss)                                    0.32         0.33           0.21
  Net realized and unrealized gain (loss) on investments          0.00        (0.20)          0.38
                                                               -------      -------        -------
Total from investment operations                                  0.32         0.13           0.59
Less distributions:
  Dividends from net investment income                           (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                              (0.34)       (0.34)         (0.21)
                                                               -------      -------        -------
Net asset value, end of period                                   $9.61        $9.63          $9.84
                                                               =======      =======        =======
TOTAL RETURN(3)                                                  3.37%        1.34%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $13,926      $26,626        $40,708
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.00%        2.07%          2.11%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.38%        3.43%          2.86%(2)
Portfolio turnover rate(4)                                        110%         108%           218%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

 234                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS A



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.92          $7.59           $9.02          $10.00
Income from investment operations:
  Net investment income (loss)                                    0.07           0.08            0.05            0.01
  Net realized and unrealized gain (loss) on investments          0.79           1.31           (1.43)          (0.99)
                                                               -------        -------         -------         -------
Total from investment operations                                  0.86           1.39           (1.38)          (0.98)
Less distributions:
  Dividends from net investment income                           (0.07)         (0.06)           0.00            0.00
  Distributions from capital gains                                0.00           0.00           (0.05)           0.00
  Return of capital                                               0.00           0.00            0.00            0.00
                                                               -------        -------         -------         -------
Total distributions                                              (0.07)         (0.06)          (0.05)           0.00
                                                               -------        -------         -------         -------
Net asset value, end of period                                   $9.71          $8.92           $7.59           $9.02
                                                               =======        =======         =======         =======
TOTAL RETURN(2)                                                  9.70%         18.43%         (15.42%)         (9.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $56,845        $42,101         $30,010         $13,728
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.46%          1.57%           1.63%           1.66% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(7)       1.45%           1.45%           1.45% (4)
Ratio of net investment income (loss) to average net assets      0.76%          1.02%           0.69%           0.53% (4)
Portfolio turnover rate(3)                                         34%            35%             35%             12%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


THE HARTFORD VALUE FUND -- CLASS B



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.83         $7.51            $8.99          $10.00
Income from investment operations:
  Net investment income (loss)                                    0.01          0.03            (0.02)           0.00
  Net realized and unrealized gain (loss) on investments          0.78          1.29            (1.41)          (1.01)
                                                                ------        ------          -------         -------
Total from investment operations                                  0.79          1.32            (1.43)          (1.01)
Less distributions:
  Dividends from net investment income                           (0.02)         0.00             0.00            0.00
  Distributions from capital gains                                0.00          0.00            (0.05)           0.00
  Return of capital                                               0.00          0.00             0.00            0.00
                                                                ------        ------          -------         -------
Total distributions                                              (0.02)         0.00            (0.05)           0.00
                                                                ------        ------          -------         -------
Net asset value, end of period                                   $9.60         $8.83            $7.51           $8.99
                                                                ======        ======          =======         =======
TOTAL RETURN(2)                                                  8.91%        17.58%          (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,948        $7,305           $5,222          $2,029
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.36%         2.30%            2.31%           2.36% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(7)      2.15%            2.15%           2.15% (4)
Ratio of net investment income (loss) to average net assets      0.06%         0.32%           (0.02%)         (0.17%)(4)
Portfolio turnover rate(3)                                         34%           35%              35%             12%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    235

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS C



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                                      ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $8.83          $7.51           $8.99          $10.00
Income from investment operations:
  Net investment income (loss)                                    0.01           0.03           (0.02)           0.00
  Net realized and unrealized gain (loss) on investments          0.78           1.29           (1.41)          (1.01)
                                                               -------        -------         -------         -------
Total from investment operations                                  0.79           1.32           (1.43)          (1.01)
Less distributions:
  Dividends from net investment income                           (0.02)          0.00            0.00            0.00
  Distributions from capital gains                                0.00           0.00           (0.05)           0.00
  Return of capital                                               0.00           0.00            0.00            0.00
                                                               -------        -------         -------         -------
Total distributions                                              (0.02)          0.00           (0.05)           0.00
                                                               -------        -------         -------         -------
Net asset value, end of period                                   $9.60          $8.83           $7.51           $8.99
                                                               =======        =======         =======         =======
TOTAL RETURN(2)                                                  8.91%         17.58%         (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,838        $10,231          $9,110          $4,769
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.17%          2.18%           2.21%           2.34% (4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(7)       2.15%           2.15%           2.15% (4)
Ratio of net investment income (loss) to average net assets      0.06%          0.32%          (0.04%)         (0.17%)(4)
Portfolio turnover rate(3)                                         34%            35%             35%             12%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C, respectively.


THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS A



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.15        $9.26         $11.73
Income from Investment Operations:
  Net investment income (loss)                                    0.01        (0.01)          0.00
  Net realized and unrealized gain (loss) on investments          1.90         2.90          (2.47)
                                                               -------      -------        -------
Total from investment operations                                  1.91         2.89          (2.47)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------      -------        -------
Net asset value, end of period                                  $14.06       $12.15          $9.26
                                                               =======      =======        =======
TOTAL RETURN(3)                                                 15.72%       31.21%        (21.06%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $24,601       $5,917         $2,600
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.82%        1.92%          1.92% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.08%)      (0.10%)         0.04% (2)
Portfolio turnover rate(4)                                         52%          57%            70%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.


 236                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS B



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.53        $8.84         $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.06)       (0.04)         (0.02)
  Net realized and unrealized gain (loss) on investments          1.77         2.73          (2.40)
                                                                ------      -------        -------
Total from investment operations                                  1.71         2.69          (2.42)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                                ------      -------        -------
Total distributions                                               0.00         0.00           0.00
                                                                ------      -------        -------
Net asset value, end of period                                  $13.24       $11.53          $8.84
                                                                ======      =======        =======
TOTAL RETURN(3)                                                 14.83%       30.43%        (21.45%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,709       $1,932           $481
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.70%        2.63%          2.61% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.64%)      (0.80%)        (0.71%)(2)
Portfolio turnover rate(4)                                         52%          57%            70%


(1) Not annualized.
(2) Annualized
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.


THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS C



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.53        $8.85         $11.26
Income from Investment Operations:
  Net investment income (loss)                                   (0.06)       (0.04)         (0.02)
  Net realized and unrealized gain (loss) on investments          1.78         2.72          (2.39)
                                                                ------      -------        -------
Total from investment operations                                  1.72         2.68          (2.41)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
Total distributions                                               0.00         0.00           0.00
                                                                ------      -------        -------
Net asset value, end of period                                  $13.25       $11.53          $8.85
                                                                ------      -------        -------
TOTAL RETURN(3)                                                 14.92%       30.28%        (21.41%)(1)
                                                                ======      =======        =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,627       $1,613           $430
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.47%        2.51%          2.48% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.64%)      (0.81%)        (0.75%)(2)
Portfolio turnover rate(4)                                         52%          57%            70%


(1) Not annualized.
(2) Annualized
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. Had the commission recapture been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C, respectively.


THE HARTFORD MUTUAL FUNDS                                                    237

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS A




                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.01)
  Net realized and unrealized gain (loss) on investments            0.39
                                                                 -------
Total from investment operations                                    0.38
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.38
                                                                 =======
TOTAL RETURN(3)                                                    3.80%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $12,415
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.86%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.67%(2)
Ratio of net investment income (loss) to average net assets       (0.58%)(2)
Portfolio turnover rate(4)                                            3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS B



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                    (0.02)
  Net realized and unrealized gain (loss) on investments           0.37
                                                                 ------
Total from investment operations                                   0.35
Less distributions:
  Dividends from net investment income                             0.00
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                                0.00
                                                                 ------
Net asset value, end of period                                   $10.35
                                                                 ======
TOTAL RETURN(3)                                                   3.50%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,532
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.69%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.32%(2)
Ratio of net investment income (loss) to average net assets      (1.23%)(2)
Portfolio turnover rate(4)                                           3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


 238                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND -- CLASS C



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.02)
  Net realized and unrealized gain (loss) on investments            0.37
                                                                 -------
Total from investment operations                                    0.35
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.35
                                                                 =======
TOTAL RETURN(3)                                                    3.50% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $5,424
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.59% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.32% (2)
Ratio of net investment income (loss) to average net assets       (1.23%)(2)
Portfolio turnover rate(4)                                            3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


THE HARTFORD GROWTH ALLOCATION FUND -- CLASS A



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.00
  Net realized and unrealized gain (loss) on investments            0.36
                                                                 -------
Total from investment operations                                    0.36
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.36
                                                                 =======
TOTAL RETURN(3)                                                    3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $43,279
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.72%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.63%(2)
Ratio of net investment income (loss) to average net assets        0.13%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD MUTUAL FUNDS                                                    239

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH ALLOCATION FUND -- CLASS B



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.01)
  Net realized and unrealized gain (loss) on investments            0.35
                                                                 -------
Total from investment operations                                    0.34
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.34
                                                                 =======
TOTAL RETURN(3)                                                    3.40% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $14,177
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.28% (2)
Ratio of net investment income (loss) to average net assets       (0.53%)(2)
Portfolio turnover rate(4)                                            0% (7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD GROWTH ALLOCATION FUND -- CLASS C



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.01)
  Net realized and unrealized gain (loss) on investments            0.34
                                                                 -------
Total from investment operations                                    0.33
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.33
                                                                 =======
TOTAL RETURN(3)                                                    3.30% (1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $21,221
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.44% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.28% (2)
Ratio of net investment income (loss) to average net assets       (0.52%)(2)
Portfolio turnover rate(4)                                            0% (7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


 240                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS A



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.02
  Net realized and unrealized gain (loss) on investments            0.30
                                                                 -------
Total from investment operations                                    0.32
Less distributions:
  Dividends from net investment income                             (0.02)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.02)
                                                                 -------
Net asset value, end of period                                    $10.30
                                                                 =======
TOTAL RETURN(3)                                                    3.15%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $67,293
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.62%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.59%(2)
Ratio of net investment income (loss) to average net assets        0.99%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD BALANCED ALLOCATION FUND -- CLASS B



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.01
  Net realized and unrealized gain (loss) on investments            0.27
                                                                 -------
Total from investment operations                                    0.28
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.00)
                                                                 -------
Net asset value, end of period                                    $10.28
                                                                 =======
TOTAL RETURN(3)                                                    2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $18,841
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.45%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.29%(2)
Ratio of net investment income (loss) to average net assets        0.33%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD MUTUAL FUNDS                                                    241

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BALANCED ALLOCATION FUND -- CLASS C



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.00
  Net realized and unrealized gain (loss) on investments            0.28
                                                                 -------
Total from investment operations                                    0.28
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $10.28
                                                                 =======
TOTAL RETURN(3)                                                    2.82%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $30,414
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.29%(2)
Ratio of net investment income (loss) to average net assets        0.30%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS A



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
                                                              -------------
CLASS A -- PERIOD ENDED:
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.03
  Net realized and unrealized gain (loss) on investments            0.27
                                                                 -------
Total from investment operations                                    0.30
Less distributions:
  Dividends from net investment income                             (0.03)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.03)
                                                                 -------
Net asset value, end of period                                    $10.27
                                                                 =======
TOTAL RETURN(3)                                                    2.96%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $33,921
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.60%(2)
Ratio of net investment income (loss) to average net assets        1.70%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


 242                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS B



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.02
  Net realized and unrealized gain (loss) on investments           0.25
                                                                 ------
Total from investment operations                                   0.27
Less distributions:
  Dividends from net investment income                            (0.01)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.01)
                                                                 ------
Net asset value, end of period                                   $10.26
                                                                 ======
TOTAL RETURN(3)                                                   2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,993
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.44%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.25%(2)
Ratio of net investment income (loss) to average net assets       1.05%(2)
Portfolio turnover rate(4)                                           0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD CONSERVATIVE ALLOCATION FUND -- CLASS C



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.02
  Net realized and unrealized gain (loss) on investments            0.25
                                                                 -------
Total from investment operations                                    0.27
Less distributions:
  Dividends from net investment income                             (0.01)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.01)
                                                                 -------
Net asset value, end of period                                    $10.26
                                                                 =======
TOTAL RETURN(3)                                                    2.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $10,807
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                1.38%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                1.25%(2)
Ratio of net investment income (loss) to average net assets        1.17%(2)
Portfolio turnover rate(4)                                            0%(7)


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


(7) The amount per share rounds to zero.


THE HARTFORD MUTUAL FUNDS                                                    243

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS A



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.09
  Net realized and unrealized gain (loss) on investments            0.15
                                                                 -------
Total from investment operations                                    0.24
Less distributions:
  Dividends from net investment income                             (0.09)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                 -------
Total distributions                                                (0.09)
                                                                 -------
Net asset value, end of period                                    $10.15
                                                                 =======
TOTAL RETURN(3)                                                    2.42%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $10,539
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                                0.73%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                                0.56%(2)
Ratio of net investment income (loss) to average net assets        3.21%(2)
Portfolio turnover rate(4)                                            3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


THE HARTFORD INCOME ALLOCATION FUND -- CLASS B



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.07
  Net realized and unrealized gain (loss) on investments           0.14
                                                                 ------
Total from investment operations                                   0.21
Less distributions:
  Dividends from net investment income                            (0.07)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.07)
                                                                 ------
Net asset value, end of period                                   $10.14
                                                                 ======
TOTAL RETURN(3)                                                   2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,690
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.26%(2)
Ratio of net investment income (loss) to average net assets       2.56%(2)
Portfolio turnover rate(4)                                           3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


 244                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME ALLOCATION FUND -- CLASS C



                                                              PERIOD ENDED:
                                                               5/28/2004-
                                                              10/31/2004(5)
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.07
  Net realized and unrealized gain (loss) on investments           0.14
                                                                 ------
Total from investment operations                                   0.21
Less distributions:
  Dividends from net investment income                            (0.07)
  Distributions from capital gains                                 0.00
  Return of capital                                                0.00
                                                                 ------
Total distributions                                               (0.07)
                                                                 ------
Net asset value, end of period                                   $10.14
                                                                 ======
TOTAL RETURN(3)                                                   2.08%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $4,880
Ratio of expenses to average net assets before waivers and
  reimbursements(6)                                               1.48%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements(6)                                               1.26%(2)
Ratio of net investment income (loss) to average net assets       2.59%(2)
Portfolio turnover rate(4)                                           3%


(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 5/28/2004.

(6) Expense ratios do not include expenses of the underlying funds.


THE HARTFORD MUTUAL FUNDS                                                    245

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services; to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers; who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;" as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

 246                                                   THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.
PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


THE HARTFORD MUTUAL FUNDS                                                    247

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                    CLASS    FUND     CUSIP
NAME                                                SHARES   CODE    NUMBER     SYMBOL
----                                                ------   ----   ---------   ------
The Hartford Advisers Fund                          A         210   416645810   ITTAX
The Hartford Advisers Fund                          B         211   416645794   IHABX
The Hartford Advisers Fund                          C         212   416645588   HAFCX
The Hartford Capital Appreciation Fund              A         214   416645406   ITHAX
The Hartford Capital Appreciation Fund              B         228   416645505   IHCAX
The Hartford Capital Appreciation Fund              C         237   416645638   HCACX
The Hartford Disciplined Equity Fund                A         215   416645679   HAIAX
The Hartford Disciplined Equity Fund                B         220   416645661   HGIBX
The Hartford Disciplined Equity Fund                C         243   416645547   HGICX
The Hartford Dividend and Growth Fund               A         223   416645844   IHGIX
The Hartford Dividend and Growth Fund               B         224   416645836   ITDGX
The Hartford Dividend and Growth Fund               C         248   416645596   HDGCX
The Hartford Equity Income Fund                     A        1658   416648889   HQIAX
The Hartford Equity Income Fund                     B        1659   416648871   HQIBX
The Hartford Equity Income Fund                     C        1660   416648863   HQICX
The Hartford Focus Fund                             A        1269   416645224   HFFAX
The Hartford Focus Fund                             B        1270   416645216   HFFBX
The Hartford Focus Fund                             C        1271   416645190   HFFCX
The Hartford Global Communications Fund             A        1224   416645356   HGCAX
The Hartford Global Communications Fund             B        1225   416645349   HGCBX
The Hartford Global Communications Fund             C        1226   416645331   HGCCX
The Hartford Global Financial Services Fund         A        1220   416645315   HGFAX
The Hartford Global Financial Services Fund         B        1221   416645299   HGFBX
The Hartford Global Financial Services Fund         C        1222   416645281   HGFCX
The Hartford Global Health Fund                     A        1610   416645398   HGHAX
The Hartford Global Health Fund                     B        1611   416645380   HGHBX
The Hartford Global Health Fund                     C        1612   416645372   HGHCX
The Hartford Global Leaders Fund                    A         206   416645539   HALAX
The Hartford Global Leaders Fund                    B         285   416645521   HGLBX
The Hartford Global Leaders Fund                    C         291   416645513   HGLCX
The Hartford Global Technology Fund                 A        1606   416645448   HGTAX
The Hartford Global Technology Fund                 B        1607   416645430   HGTBX
The Hartford Global Technology Fund                 C        1608   416645422   HGTCX
The Hartford Growth Fund                            A        1228   416529691   HGWAX
The Hartford Growth Fund                            B        1229   416529683   HGWBX
The Hartford Growth Fund                            C        1230   416529675   HGWCX
The Hartford Growth Opportunities Fund              A        1618   416529881   HGOAX
The Hartford Growth Opportunities Fund              B        1619   416529873   HGOBX
The Hartford Growth Opportunities Fund              C        1620   416529865   HGOCX
The Hartford High Yield Fund                        A         316   416645489   HAHAX
The Hartford High Yield Fund                        B         202   416645471   HAHBX
The Hartford High Yield Fund                        C         203   416645463   HAHCX
The Hartford Income Fund                            A        1638   416646248   HTIAX
The Hartford Income Fund                            B        1639   416646230   HTIBX
The Hartford Income Fund                            C        1640   416646222   HTICX
The Hartford Inflation Plus Fund                    A        1646   416646156   HIPAX
The Hartford Inflation Plus Fund                    B        1647   416646149   HIPBX
The Hartford Inflation Plus Fund                    C        1648   416646131   HIPCX
The Hartford International Capital Appreciation
  Fund                                              A        1273   416645182   HNCAX
The Hartford International Capital Appreciation
  Fund                                              B        1274   416645174   HNCBX
The Hartford International Capital Appreciation
  Fund                                              C        1275   416645166   HNCCX
The Hartford International Opportunities Fund       A         207   416645703   IHOAX
The Hartford International Opportunities Fund       B         208   416645802   HIOBX
The Hartford International Opportunities Fund       C         239   416645620   HIOCX
The Hartford International Small Company Fund       A        1277   416645158   HNSAX

 248                                                   THE HARTFORD MUTUAL FUNDS

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                    CLASS    FUND     CUSIP
NAME                                                SHARES   CODE    NUMBER     SYMBOL
----                                                ------   ----   ---------   ------
The Hartford International Small Company Fund       B        1278   416645141   HNSBX
The Hartford International Small Company Fund       C        1279   416645133   HNSCX
The Hartford MidCap Fund                            A         937   416645711   HFMCX
The Hartford MidCap Fund                            B         978   416645695   HAMBX
The Hartford MidCap Fund                            C         238   416645554   HMDCX
The Hartford MidCap Value Fund                      A        1281   416646107   HMVAX
The Hartford MidCap Value Fund                      B        1282   416646206   HMVBX
The Hartford MidCap Value Fund                      C        1283   416646305   HMVCX
The Hartford Money Market Fund                      A         940   416645745   IHAXX
The Hartford Money Market Fund                      B         290   416645737   HMBXX
The Hartford Money Market Fund                      C         259   416645562   HRCXX
The Hartford Short Duration Fund                    A        1642   416646198   HSDAX
The Hartford Short Duration Fund                    B        1643   416646180   HSDBX
The Hartford Short Duration Fund                    C        1644   416646172   HSDCX
The Hartford Small Company Fund                     A         205   416645109   IHSAX
The Hartford Small Company Fund                     B         227   416645208   HSCBX
The Hartford Small Company Fund                     C         231   416645646   HSMCX
The Hartford SmallCap Growth Fund                   A        1622   416529105   HSLAX
The Hartford SmallCap Growth Fund                   B        1623   416529204   HSLBX
The Hartford SmallCap Growth Fund                   C        1624   416529303   HSLCX
The Hartford Stock Fund                             A         221   416645877   IHSTX
The Hartford Stock Fund                             B         972   416645869   ITSBX
The Hartford Stock Fund                             C         242   416645612   HSFCX
The Hartford Tax-Free California Fund               A        1650   416648103   HTFAX
The Hartford Tax-Free California Fund               B        1651   416648202   HTFBX
The Hartford Tax-Free California Fund               C        1652   416648301   HTFCX
The Hartford Tax-Free Minnesota Fund                A        1626   416529618   HTMAX
The Hartford Tax-Free Minnesota Fund                B        1627   416529592   HTMBX
The Hartford Tax-Free Minnesota Fund                C        1628   416529584   HTMCX
The Hartford Tax-Free National Fund                 A        1630   416529519   HTNAX
The Hartford Tax-Free National Fund                 B        1631   416529493   HTNBX
The Hartford Tax-Free National Fund                 C        1632   416529485   HTNCX
The Hartford Tax-Free New York Fund                 A        1654   416648509   HTYAX
The Hartford Tax-Free New York Fund                 B        1655   416648608   HTYBX
The Hartford Tax-Free New York Fund                 C        1656   416648707   HTYCX
The Hartford Total Return Bond Fund                 A         217   416645778   ITBAX
The Hartford Total Return Bond Fund                 B         218   416645760   ITBBX
The Hartford Total Return Bond Fund                 C         254   416645570   HABCX
The Hartford U.S. Government Securities Fund        A        1634   416529410   HUSAX
The Hartford U.S. Government Securities Fund        B        1635   416529394   HUSBX
The Hartford U.S. Government Securities Fund        C        1636   416529386   HUSCX
The Hartford Value Fund                             A        1285   416646404   HVFAX
The Hartford Value Fund                             B        1286   416646503   HVFBX
The Hartford Value Fund                             C        1287   416646602   HVFCX
The Hartford Value Opportunities Fund               A        1614   416529782   HVOAX
The Hartford Value Opportunities Fund               B        1615   416529774   HVOBX
The Hartford Value Opportunities Fund               C        1616   416529766   HVOCX
The Hartford Aggressive Growth Allocation Fund      A        1662   416648814   HAAAX
The Hartford Aggressive Growth Allocation Fund      B        1663   416648798   HAABX
The Hartford Aggressive Growth Allocation Fund      C        1664   416648780   HAACX
The Hartford Growth Allocation Fund                 A        1666   416648772   HRAAX
The Hartford Growth Allocation Fund                 B        1667   416648764   HRABX
The Hartford Growth Allocation Fund                 C        1668   416648756   HRACX
The Hartford Balanced Allocation Fund               A        1670   416648749   HBAAX
The Hartford Balanced Allocation Fund               B        1671   416648731   HBABX

THE HARTFORD MUTUAL FUNDS                                                    249

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                    CLASS    FUND     CUSIP
NAME                                                SHARES   CODE    NUMBER     SYMBOL
----                                                ------   ----   ---------   ------
The Hartford Balanced Allocation Fund               C        1672   416648723   HBACX
The Hartford Conservative Allocation Fund           A        1674   416648715   HCVAX
The Hartford Conservative Allocation Fund           B        1675   416648699   HCVBX
The Hartford Conservative Allocation Fund           C        1676   416648681   HCVCX
The Hartford Income Allocation Fund                 A        1678   416648673   HINAX
The Hartford Income Allocation Fund                 B        1679   416648665   HINBX
The Hartford Income Allocation Fund                 C        1680   416648657   HINCX

 250                                                   THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                               CLASS Y SHARES

                               PROSPECTUS

                               MARCH 1, 2005


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                 THE HARTFORD ADVISERS FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR                      THE HARTFORD CAPITAL APPRECIATION FUND
DISAPPROVED THESE SECURITIES OR PASSED UPON THE              THE HARTFORD DISCIPLINED EQUITY FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION              THE HARTFORD DIVIDEND AND GROWTH FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                       THE HARTFORD EQUITY INCOME FUND
                                                             THE HARTFORD FOCUS FUND
                                                             THE HARTFORD GLOBAL COMMUNICATIONS FUND
                                                             THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                                                             THE HARTFORD GLOBAL HEALTH FUND
                                                             THE HARTFORD GLOBAL LEADERS FUND
                                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
                                                             THE HARTFORD GROWTH FUND
                                                             THE HARTFORD GROWTH OPPORTUNITIES FUND
                                                             THE HARTFORD HIGH YIELD FUND
                                                             THE HARTFORD INCOME FUND
                                                             THE HARTFORD INFLATION PLUS FUND
                                                             THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                                                             THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                             THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                                                             THE HARTFORD MIDCAP FUND
                                                             THE HARTFORD MIDCAP VALUE FUND
                                                             THE HARTFORD MONEY MARKET FUND
                                                             THE HARTFORD SHORT DURATION FUND
                                                             THE HARTFORD SMALL COMPANY FUND
                                                             THE HARTFORD SMALLCAP GROWTH FUND
                                                             THE HARTFORD STOCK FUND
                                                             THE HARTFORD TAX-FREE CALIFORNIA FUND (NOT CURRENTLY AVAILABLE)
                                                             THE HARTFORD TAX-FREE MINNESOTA FUND
                                                             THE HARTFORD TAX-FREE NATIONAL FUND
                                                             THE HARTFORD TAX-FREE NEW YORK FUND (NOT CURRENTLY AVAILABLE)
                                                             THE HARTFORD TOTAL RETURN BOND FUND
                                                             THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                                                             THE HARTFORD VALUE FUND
                                                             THE HARTFORD VALUE OPPORTUNITIES FUND

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Advisers Fund                                             3
goals, principal strategies,              The Hartford Capital Appreciation Fund                                 6
main risks, performance and               The Hartford Disciplined Equity Fund                                   9
expenses                                  The Hartford Dividend and Growth Fund                                 12
                                          The Hartford Equity Income Fund                                       15
                                          The Hartford Focus Fund                                               18
                                          The Hartford Global Communications Fund                               21
                                          The Hartford Global Financial Services Fund                           25
                                          The Hartford Global Health Fund                                       29
                                          The Hartford Global Leaders Fund                                      33
                                          The Hartford Global Technology Fund                                   36
                                          The Hartford Growth Fund                                              40
                                          The Hartford Growth Opportunities Fund                                43
                                          The Hartford High Yield Fund                                          46
                                          The Hartford Income Fund                                              50
                                          The Hartford Inflation Plus Fund                                      54
                                          The Hartford International Capital Appreciation Fund                  58
                                          The Hartford International Opportunities Fund                         61
                                          The Hartford International Small Company Fund                         64
                                          The Hartford MidCap Fund                                              67
                                          The Hartford MidCap Value Fund                                        70
                                          The Hartford Money Market Fund                                        73
                                          The Hartford Short Duration Fund                                      76
                                          The Hartford Small Company Fund                                       79
                                          The Hartford SmallCap Growth Fund                                     82
                                          The Hartford Stock Fund                                               85
                                          The Hartford Tax-Free California Fund                                 88
                                          The Hartford Tax-Free Minnesota Fund                                  91
                                          The Hartford Tax-Free National Fund                                   94
                                          The Hartford Tax-Free New York Fund                                   97
                                          The Hartford Total Return Bond Fund                                  100
                                          The Hartford U.S. Government Securities Fund                         104
                                          The Hartford Value Fund                                              107
                                          The Hartford Value Opportunities Fund                                110

Description of other                      Investment strategies and investment matters                         113
investment strategies and
investment risks

Investment manager and                    Management of the funds                                              118
management fee information

Information on your account               About your account                                                   126
                                          Class Y share investor requirements                                  126
                                          Compensation to Broker-Dealers, Financial Institutions
                                          and Other Persons                                                    126
                                          Opening an account                                                   128
                                          Buying shares                                                        129
                                          Selling shares                                                       130
                                          Transaction policies                                                 131
                                          Dividends and account policies                                       134
                                          Additional investor services                                         135

Further information on                    Financial highlights                                                 136
the funds                                 Privacy policy                                                       159
                                          Fund code, CUSIP number and symbol                                   161
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the funds. Class Y shares for each of the Tax-Free California Fund and Tax-Free New York Fund are not currently available.

Each fund, except the Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is a diversified fund. The Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are non-diversified funds. The non-diversified funds other than the Focus Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are sometimes known as "sector funds." The High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are sometimes known as the Hartford Fixed Income Funds.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- either Wellington Management Company, LLP ("Wellington Management") or Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO, Wellington Management and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

     -  stocks,

     -  debt securities, and

     -  money market instruments.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund favors stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. This fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

THE HARTFORD MUTUAL FUNDS                                                      3

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1997            23.80%
1998            21.62%
1999            12.62%
2000             1.36%
2001            -4.73%
2002           -12.70%
2003            18.55%
2004             3.72%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 12.57% (2nd quarter, 1997) and the lowest quarterly return was -9.63% (2nd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class Y Return Before Taxes                       3.72%    0.72%     8.33%
   Class Y Return After Taxes on Distributions       2.90%   -0.31%     7.24%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               2.40%    0.03%     6.68%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%     9.70%(1)
   Lehman Brothers Government/Credit Index
   (reflects no deduction for fees, expenses or
   taxes)                                            4.19%    8.00%     7.33%(1)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Lehman Brothers Government/Credit Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                 CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                    None
   Maximum deferred sales charge (load)            None
   Exchange fees                                   None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                                0.64%
   Distribution and service (12b-1) fees           None
   Other expenses                                 0.10%
   Total annual operating expenses                0.74%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 76
   Year 3                                         $237
   Year 5                                         $411
   Year 10                                        $918


THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1997                 56.00%
1998                  3.68%
1999                 67.49%
2000                  8.85%
2001                 -6.26%
2002                -22.38%
2003                 41.17%
2004                 18.60%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 36.93% (4th quarter, 1999) and the lowest quarterly return was -21.79% (3rd quarter, 1998).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class Y Return Before Taxes                      18.60%    5.81%     20.85%
   Class Y Return After Taxes on Distributions      18.60%    4.51%     19.19%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              12.09%    4.18%     17.79%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%      9.70%(1)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                      7

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.67%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.12%
   Total annual operating expenses                              0.79%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 81
   Year 3                                         $252
   Year 5                                         $439
   Year 10                                        $978


 8                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                      9

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1999                 21.45%
2000                 -6.15%
2001                 -8.08%
2002                -24.60%
2003                 28.89%
2004                  8.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 15.51% (4th quarter, 1999) and the lowest quarterly return was -16.46% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   4/30/98)
   Class Y Return Before Taxes                       8.39%   -1.90%     3.66%
   Class Y Return After Taxes on Distributions       7.93%   -2.30%     3.29%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               5.45%   -1.81%     2.96%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%     2.23%


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.80%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.08%
   Total annual operating expenses(1)                           0.88%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   90
   Year 3                                        $  281
   Year 5                                        $  488
   Year 10                                       $1,084


THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)


--------------------------------------------------------------------------------

1997                      31.59%
1998                      14.86%
1999                       5.10%
2000                      10.82%
2001                      -4.15%
2002                     -13.70%
2003                      26.44%
2004                      12.44%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 15.92% (2nd quarter, 1999) and the lowest quarterly return was -18.16% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class Y Return Before Taxes                      12.44%    5.44%     10.87%
   Class Y Return After Taxes on Distributions      11.65%    4.64%     10.02%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               8.27%    4.27%      9.15%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%   -2.30%      9.70%(1)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     13

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.64%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.11%
   Total annual operating expenses                              0.75%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 77
   Year 3                                         $240
   Year 5                                         $417
   Year 10                                        $930


 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     15

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURN
FOR CALENDAR YEAR 2004
(BAR CHART)

--------------------------------------------------------------------------------

2004                     10.51%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the period shown in the bar chart, the highest quarterly return was 8.53% (4th quarter, 2004) and the lowest quarterly return was 0.27% (1st quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 8/28/03)
   Class Y Return Before Taxes                      10.51%       17.42%
   Class Y Return After Taxes on Distributions       9.52%       16.68%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               6.79%       14.47%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.49%       22.88%(1)


INDEX: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Return is from 8/31/03 - 12/31/04.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                         None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.80%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.11%
   Total annual operating expenses(1)           0.91%



(1) HIFSCO has voluntarily agreed to waive management fees until August 28, 2005. While such waiver is in effect, Class Y net expenses would be 0.11%.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 11
   Year 3                                         $ 35
   Year 5                                         $ 62
   Year 10                                        $141


THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two phase investment strategy to evaluate a security for purchase by the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such factors as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The key characteristics of companies in which the fund typically invests include:

     -  Accelerating earnings and earnings per share growth

     -  A strong balance sheet combined with a high return on equity

     -  Unrecognized or undervalued assets

     -  A strong management team

     -  A leadership position within an industry

     -  Sustainable or increasing dividends

     -  Positive investor sentiment

The fund will consider selling a security when:

     -  Downside risk equals upside potential

     -  Decreasing trend of earnings growth is exhibited

     -  Excessive valuations are reached

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after- tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2002                          -25.12%
2003                           27.74%
2004                            2.92%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 14.74% (2nd quarter, 2003) and the lowest quarterly return was -19.05% (2nd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                         LIFE OF FUND
                                               1 YEAR   (SINCE 5/24/01)
   Class Y Return Before Taxes                  2.92%        -0.13%
   Class Y Return After Taxes on
   Distributions                                2.80%        -0.16%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares        1.90%        -0.13%
   S&P 500 Index (reflects no deduction for
   fees, expenses or taxes)                    10.87%        -0.14%(1)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     19

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.11%
   Total annual operating expenses(1)           1.11%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS Y
   Year 1                                      $  113
   Year 3                                      $  353
   Year 5                                      $  612
   Year 10                                     $1,352


 20                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of communications-related companies worldwide. The fund takes a broad approach to investing in the communications sector. It may invest in communications-related companies, including companies that: manufacture and distribute communications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new communications technologies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country. The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses its in-depth knowledge of the communications sector to select companies with the following attributes:

     - The current market price of its stock is at the low end of its historical relative valuation range

     - A positive change in operating results is anticipated but not yet reflected in the price of its stock

     -  Unrecognized or undervalued assets

     - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

     -  Its target price is achieved

     - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused with regard to both position size and the industries comprising the communications sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the communications sector, including telecommunication services and media. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the communications sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, issuers in this industry may often have close affiliations (e.g., tracking stocks, joint ventures, crossholdings). Therefore, single issuer limits may not insulate against specific company risk.

Fierce competition in many industries of the communications sector may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the sector, the value of the fund's investment portfolio could decline substantially. In addition, companies in this sector

THE HARTFORD MUTUAL FUNDS                                                     21

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this sector, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-to-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2001                     -36.22%
2002                     -30.80%
2003                      56.07%
2004                      23.86%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.10% (4th quarter, 2002) and the lowest quarterly return was -22.61% (2nd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/00)
   Class Y Return Before Taxes                      23.86%        -9.19%
   Class Y Return After Taxes on Distributions      23.35%        -9.29%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              15.51%        -7.68%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%        -2.32%
   MSCI AC (All Country) World Free
   Telecommunication Services Index (reflects no
   deduction for fees, expenses or taxes)           19.79%        -8.15%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI AC (All Country) World Free Telecommunication Services Index is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     23

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                         None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.30%
   Total annual operating expenses(1)           1.30%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  132
   Year 3                                        $  412
   Year 5                                        $  713
   Year 10                                       $1,568


 24                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of financial services-related companies worldwide. The fund takes a broad approach to investing in the financial services sector. It may invest in financial services-related companies, including banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

Because the financial services sector requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services sector to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with favorable risk/reward profiles.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

     -  Management focuses on rewarding shareholders

     -  Market expectations of future earnings are too low

     - Market value does not reflect the fact that earnings are understated due to conservative accounting

     - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

     - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

     - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

     -  Its issuer's management no longer appears to promote shareholder value

     -  Market expectations of future earnings are too high

     - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

     -  Market value exceeds the true value of the issuer's component businesses

     - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

     - Market value does not reflect the risk of potential problems in an important business component

     - Equity securities of other comparable issuers in an industry are available at more attractive prices

The fund will be relatively focused with regard to both position size and the industries comprising the financial services sector. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the financial services sector, including banks, diversified financials, and insurance. This

THE HARTFORD MUTUAL FUNDS                                                     25

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors affecting the financial services sector are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effects on many companies in the sector, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Each industry of the financial services sector is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services sector generally is undergoing rapid change as existing distinctions among financial service industries diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance industries.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2001                      -6.12%
2002                     -18.98%
2003                      30.64%
2004                      11.87%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 17.14% (2nd quarter, 2003) and the lowest quarterly return was -20.46% (3rd quarter, 2002).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 10/31/00)
   Class Y Return Before Taxes                 11.87%         4.08%
   Class Y Return After Taxes on
   Distributions                               11.27%         3.82%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares        7.71%         3.36%
   S&P 500 Index (reflects no deductions for
   fees, expenses or taxes)                    10.87%        -2.32%
   MSCI Finance ex Real Estate Index
   (reflects no deduction for fees, expenses
   or taxes)                                   16.79%         3.88%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The MSCI Finance ex Real Estate Index includes only companies in both the MSCI Developed Index and in the Banks, Diversified Financials or Insurance industry groups. The constituents of this index will represent 85% of the market capitalization of all companies in these specific countries and industry groups. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     27

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        None
   Maximum deferred sales charge (load)         None
   Exchange fees                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                             1.00%
   Distribution and service (12b-1) fees        None
   Other expenses                              0.27%
   Total annual operating expenses(1)          1.27%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  129
   Year 3                                        $  403
   Year 5                                        $  697
   Year 10                                       $1,534


 28                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund will be allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -  The company's business franchise is temporarily mispriced

     -  The company has under-appreciated new product pipelines

     - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

     -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the fund when:

     -  Target prices are achieved

     -  Fundamental expectations are not met

     -  A company's prospects become less appealing

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a

THE HARTFORD MUTUAL FUNDS                                                     29

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2001                            2.21%
2002                          -17.02%
2003                           31.71%
2004                           12.46%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 22.27% (2nd quarter, 2003) and the lowest quarterly return was -14.77% (2nd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 5/1/00)
   Class Y Return Before Taxes                      12.46%       14.23%
   Class Y Return After Taxes on Distributions      11.65%       13.34%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               9.09%       11.99%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%       -2.29%(1)
   Goldman Sachs Health Care Index (reflects no
   deduction for fees, expenses or taxes)            6.27%        3.33%(1)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                     31

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                 CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                     None
   Maximum deferred sales charge (load)            None
   Exchange fees                                   None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                                1.00%
   Distribution and service (12b-1) fees           None
   Other expenses                                 0.12%
   Total annual operating expenses(1)             1.12%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  114
   Year 3                                        $  356
   Year 5                                        $  617
   Year 10                                       $1,363


 32                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Global Leaders Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 270%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     33

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS BY
CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1999                      48.39%
2000                      -6.84%
2001                     -16.91%
2002                     -20.03%
2003                      35.68%
2004                      19.04%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 32.04% (4th quarter, 1999) and the lowest quarterly return was -19.86% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   9/30/98)
   Class Y Return Before Taxes                      19.04%    0.00%     11.14%
   Class Y Return After Taxes on Distributions      19.04%   -0.11%     10.81%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              12.38%   -0.07%      9.58%
   Morgan Stanley Capital International World
   Index (reflects no deduction for fees, expenses
   or taxes)                                        15.25%   -2.05%      5.16%


INDEX: The Morgan Stanley Capital International World Index is a broad-based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price                                     None
   Maximum deferred sales charge (load)               None
   Exchange fees                                      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.82%
   Distribution and service (12b-1) fees              None
   Other expenses                                    0.11%
   Total annual operating expenses(1)                0.93%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   95
   Year 3                                        $  296
   Year 5                                        $  515
   Year 10                                       $1,143


THE HARTFORD MUTUAL FUNDS                                                     35

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, and emerging technology-related subsectors. The fund will invest in securities of issuers in at least three countries, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase in the fund typically share the following attributes:

     -  A positive change in operating results is anticipated

     -  Unrecognized or undervalued capabilities are present

     - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the fund when:

     -  Target prices are achieved

     - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook


     -  More attractive value in a comparable company is available


The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any size capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of

 36                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     37

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

2001          -22.36%
2002          -38.13%
2003           60.33%
2004            0.82%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 40.46% (4th quarter, 2001) and the lowest quarterly return was -38.28% (3rd quarter, 2001).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 5/1/00)
   Class Y Return Before Taxes                       0.82%       -14.18%
   Class Y Return After Taxes on Distributions       0.82%       -14.27%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               0.53%       -11.51%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               10.87%        -2.29%(1)
   Goldman Sachs Technology Composite Index
   (reflects no deduction for fees, expenses or
   taxes)                                            2.92%       -18.12%(1)


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels. You cannot invest directly in an index.

(1) Return is from 4/30/2000 - 12/31/2004.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
                                                              -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                                  None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.15%
   Total annual operating expenses(1)                          1.15%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  117
   Year 3                                        $  365
   Year 5                                        $  633
   Year 10                                       $1,398


THE HARTFORD MUTUAL FUNDS                                                     39

THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class L because all of the fund's shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund's Class L shares because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS BY
CALENDAR YEAR(1)

(BAR CHART)
--------------------------------------------------------------------------------

1995      21.57%
1996      18.56%
1997      23.80%
1998      29.63%
1999      34.67%
2000      -4.95%
2001     -14.60%
2002     -24.46%
2003      33.22%
2004      12.40%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was -19.01% (3rd quarter, 2001).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                               1 YEAR    5 YEARS    10 YEARS
   Class Y Return Before Taxes(1)              12.40%     -1.69%     11.08%
   Class Y Return After Taxes on
   Distributions(1)                            12.40%     -2.50%      8.73%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares(1)    8.06%      -1.52%      8.68%
   Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)      6.30%      -9.29%      9.59%


INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance-of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

THE HARTFORD MUTUAL FUNDS                                                     41

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.77%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.10%
   Total annual operating expenses(1)                          0.87%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   89
   Year 3                                        $  278
   Year 5                                        $  482
   Year 10                                       $1,073


 42                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     43

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class L because all of the fund's shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund's Class L shares because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.


TOTAL RETURNS BY CALENDAR YEAR(1)

(BAR CHART)
--------------------------------------------------------------------------------

1995        25.49%
1996        17.18%
1997        13.74%
1998        18.97%
1999        53.67%
2000         3.47%
2001       -24.11%
2002       -28.21%
2003        44.44%
2004        16.83%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st quarter, 2001).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different expenses.


AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                    1 YEAR   5 YEARS   10 YEARS
   Class Y Return Before Taxes(1)                   16.83%   -0.99%     11.27%
   Class Y Return After Taxes on Distributions(1)   16.83%   -2.48%      8.74%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           10.94%   -1.25%      8.65%
   Russell 3000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            6.93%   -8.87%      9.30%


INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                 CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                    None
   Maximum deferred sales charge (load)            None
   Exchange fees                                   None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                                0.77%
   Distribution and service (12b-1) fees           None
   Other expenses                                 0.05%
   Total annual operating expenses(1)             0.82%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   84
   Year 3                                        $  262
   Year 5                                        $  455
   Year 10                                       $1,014


THE HARTFORD MUTUAL FUNDS                                                     45

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.


The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.


Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the


 46                                                    THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------


borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.


THE HARTFORD MUTUAL FUNDS                                                     47

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

1999      3.98%
2000      1.04%
2001      3.27%
2002     -7.51%
2003     24.86%
2004      7.55%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 9.32% (2nd quarter, 2003) and the lowest quarterly return was -5.85% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 9/30/98)
   Class Y Return Before Taxes                       7.55%    5.32%         5.46%
   Class Y Return After Taxes on Distributions       5.21%    1.95%         2.14%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               4.83%    2.38%         2.53%
   Lehman Brothers High Yield Corporate Index
   (reflects no deduction for fees, expenses or
   taxes)                                           11.13%    6.97%         6.29%


INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission ("SEC"). You cannot invest directly in an index.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.75%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.09%
   Total annual operating expenses(1)(2)        0.84%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.95%. This policy may be discontinued at any time.

(2) Expense information in the table has been restated to reflect current fees.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   86
   Year 3                                        $  268
   Year 5                                        $  466
   Year 10                                       $1,037


THE HARTFORD MUTUAL FUNDS                                                     49

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.


The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations;
(4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     51

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURN
FOR CALENDAR YEAR 2004

(BAR CHART)
--------------------------------------------------------------------------------

2004        5.32%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the period shown in the bar chart, the highest quarterly return was 3.80% (3rd quarter, 2004) and the lowest quarterly return was -2.82% (2nd quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                             LIFE OF FUND (SINCE
                                                    1 YEAR       11/28/2003)
   Class Y Return Before Taxes                      5.32%           6.44%
   Class Y Return After Taxes on Distributions      3.41%           4.58%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              3.50%           4.45%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           4.34%           4.86%(1)


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/ Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 11/30/03 - 12/31/04.

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.60%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.13%
   Total annual operating expenses(1)           0.73%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.70%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS Y
   Year 1                                       $ 75
   Year 3                                       $233
   Year 5                                       $406
   Year 10                                      $906


THE HARTFORD MUTUAL FUNDS                                                     53

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.


In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.


Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     55

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURN
FOR CALENDAR YEAR 2004

(BAR CHART)
--------------------------------------------------------------------------------

2004        7.45%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the period shown in the bar chart, the highest quarterly return was 4.87% (1st quarter, 2004) and the lowest quarterly return was -3.31% (2nd quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                LIFE OF FUND
                                                    1 YEAR   (SINCE 11/28/2003)
   Class Y Return Before Taxes                      7.45%          7.60%
   Class Y Return After Taxes on Distributions      5.96%          6.24%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              4.93%          5.73%
   Lehman Brothers U.S. TIPS Index (reflects no
   deduction for fees, expenses or taxes)           8.45%          9.36%(1)


INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

(1) Return is from 11/30/03 - 12/31/04.

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.59%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.06%
   Total annual operating expenses(1)           0.65%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.70%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 66
   Year 3                                         $208
   Year 5                                         $362
   Year 10                                        $810


THE HARTFORD MUTUAL FUNDS                                                     57

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is screened and researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The portfolio is fairly concentrated and actively managed in terms of trading and tracking risk.


For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 199%.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on growth companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.


Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

 58                                                    THE HARTFORD MUTUAL FUNDS

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2002                     -18.46%
2003                      49.73%
2004                      23.81%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 25.08% (2nd quarter, 2003) and the lowest quarterly return was -21.70% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                         LIFE OF FUND
                                               1 YEAR   (SINCE 4/30/01)
   Class Y Return Before Taxes                 23.81%       7.14%
   Class Y Return After Taxes on
   Distributions                               23.81%       7.05%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares       15.48%       6.09%
   MSCI EAFE Index (reflects no deduction for
   fees, expenses or taxes)                    20.70%       5.28%


INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     59

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price(load)                          None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.31%
   Total annual operating expenses(1)           1.31%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  133
   Year 3                                        $  415
   Year 5                                        $  718
   Year 10                                       $1,579


 60                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management uses a three-pronged investment strategy:

     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

     - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.


In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically established, high-quality companies that operate in established markets. Characteristics of high-quality companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market. The fund may invest in securities of companies of any size capitalization. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the MSCI AC World ex US Index. As of December 31, 2004, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $40 million and $212 billion.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     61

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1997                       1.31%
1998                      13.11%
1999                      39.63%
2000                     -15.19%
2001                     -18.32%
2002                     -19.92%
2003                      32.06%
2004                      17.90%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 22.37% (4th quarter, 1999) and the lowest quarterly return was -22.38% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                    LIFE OF
                                                                      FUND
                                                                     (SINCE
                                               1 YEAR    5 YEARS    7/22/96)
   Class Y Return Before Taxes                 17.90%    -2.89%       4.89%
   Class Y Return After Taxes on
   Distributions                               17.90%    -3.12%       4.27%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares       11.64%    -2.51%       3.92%
   MSCI AC World ex US Index (reflects no
   deduction for fees, expenses or taxes)      21.36%     0.02%       5.34%(1)


INDEX: The Morgan Stanley Capital International All Country World ex US Index ("MSCI AC World ex US Index") is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.24%
   Total annual operating expenses(1)           1.09%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  111
   Year 3                                        $  347
   Year 5                                        $  601
   Year 10                                       $1,329


THE HARTFORD MUTUAL FUNDS                                                     63

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

     -  a well-articulated business plan

     -  experienced management

     -  a sustainable competitive advantage

     -  strong financial characteristics

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2002                     -3.91%
2003                     55.23%
2004                     16.68%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 23.31% (2nd quarter, 2003) and the lowest quarterly return was -17.31% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class Y Return Before Taxes                      16.68%       13.85%
   Class Y Return After Taxes on Distributions      12.44%       11.92%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              10.87%       10.85%
   S&P/Citigroup Extended Market Euro-Pacific
   Index (reflects no deduction for fees, expenses
   or taxes)                                        28.79%       15.52%



INDEX: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. As of December 31, 2004, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $16 million and $16 billion. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     65

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price(load)                          None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.41%
   Total annual operating expenses(1)           1.41%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS Y
   Year 1                                      $  144
   Year 3                                      $  446
   Year 5                                      $  771
   Year 10                                     $1,691


 66                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     67

                                                        THE HARTFORD MIDCAP FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1998                      23.62%
1999                      50.87%
2000                      25.43%
2001                      -4.17%
2002                     -14.56%
2003                      36.59%
2004                      16.54%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 29.99% (4th quarter, 1999) and the lowest quarterly return was -18.32% (3rd quarter, 2002).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                     LIFE OF
                                                                      FUND
                                                                     (SINCE
                                               1 YEAR    5 YEARS    12/31/97)
   Class Y Return Before Taxes                 16.54%    10.33%      17.22%
   Class Y Return After Taxes on
   Distributions                               16.19%     9.26%      16.19%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares       11.16%     8.31%      14.73%
   S&P MidCap 400 Index (reflects no
   deduction for fees, expenses or taxes)      16.49%     9.54%      11.70%


INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.74%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.11%
   Total annual operating expenses                              0.85%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   87
   Year 3                                        $  271
   Year 5                                        $  471
   Year 10                                       $1,049


THE HARTFORD MUTUAL FUNDS                                                     69

THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2004, this range was between approximately $340 million and $33.8 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2002                     -13.05%
2003                      43.19%
2004                      16.08%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 21.02% (2nd quarter, 2003) and the lowest quarterly return was -19.88% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                          LIFE OF FUND
                                               1 YEAR    (SINCE 4/30/01)
   Class Y Return Before Taxes                 16.08%        10.43%
   Class Y Return After Taxes on
   Distributions                               14.25%         9.97%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares       11.40%         8.84%
   Russell 2500 Value Index (reflects no
   deduction for fees, expenses or taxes)      21.58%        15.21%


INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     71

                                                  THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                       None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.05%
   Total annual operating expenses(1)                          0.90%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   92
   Year 3                                        $  287
   Year 5                                        $  498
   Year 10                                       $1,108


 72                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

THE HARTFORD MUTUAL FUNDS                                                     73

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

1997                          5.23%
1998                          5.16%
1999                          4.80%
2000                          6.00%
2001                          3.76%
2002                          1.60%
2003                          0.69%
2004                          0.88%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 1.54% (4th quarter, 2000) and the lowest quarterly return was 0.14% (2nd quarter, 2004).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                   LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 7/22/96)
   Class Y                                     0.88%     2.57%         3.59%
   60-Day Treasury Bill Index (reflects no
   deductions for fees, expenses or taxes)     1.33%     2.70%         3.64%(1)


INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the most recent current and effective yield information.

(1) Return is from 7/31/1996 - 12/31/2004.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                          None
   Maximum deferred sales charge (load)                           None
   Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                               0.50%
   Distribution and service (12b-1) fees                          None
   Other expenses                                                0.06%
   Total annual operating expenses(1)                            0.56%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.55%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 57
   Year 3                                         $179
   Year 5                                         $313
   Year 10                                        $701


THE HARTFORD MUTUAL FUNDS                                                     75

THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's duration, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURN
FOR CALENDAR YEAR 2004

(BAR CHART)
--------------------------------------------------------------------------------

2004      1.67%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the period shown in the bar chart, the highest quarterly return was 1.61% (1st quarter, 2004) and the lowest quarterly return was -1.27% (2nd quarter, 2004).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                           LIFE OF FUND
                                               1 YEAR   (SINCE 11/28/2003)
   Class Y Return Before Taxes                 1.67%          2.25%
   Class Y Return After Taxes on
   Distributions                               0.52%          1.11%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares       1.08%          1.27%
   Lehman Brothers 1-5 Year U.S.
   Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)      1.85%          3.08%(1)


INDEX: The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/ Credit Index. You cannot invest directly in an index.

(1) Return is from 11/30/03 - 12/31/04.

THE HARTFORD MUTUAL FUNDS                                                     77

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.55%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.06%
   Total annual operating expenses(1)                           0.61%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.65%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 62
   Year 3                                         $195
   Year 5                                         $340
   Year 10                                        $762


 78                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.


PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

     -  have potential for above-average earnings growth,

     -  are undervalued in relation to their investment potential,

     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

     - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     79

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

1997      19.69%
1998      11.05%
1999      66.37%
2000     -12.64%
2001     -15.39%
2002     -30.27%
2003      56.18%
2004      11.90%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 35.99% (4th quarter, 1999) and the lowest quarterly return was -23.61% (3rd quarter, 2001).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                    LIFE OF
                                                                      FUND
                                                                     (SINCE
                                               1 YEAR    5 YEARS    7/22/96)
   Class Y Return Before Taxes                 11.90%    -2.07%      10.24%
   Class Y Return After Taxes on
   Distributions                               11.90%    -2.52%       8.98%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares        7.74%    -1.96%       8.23%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)      14.31%    -3.57%       3.68%(1)


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.85%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.14%
   Total annual operating expenses(1)                           0.99%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  101
   Year 3                                        $  315
   Year 5                                        $  547
   Year 10                                       $1,213


THE HARTFORD MUTUAL FUNDS                                                     81

THE HARTFORD SMALLCAP GROWTH FUND

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short-and long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2004, this range was between approximately $59 million and $4.9 billion. The fund's portfolio is diversified by industry and company. Though normally not implemented, the fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class L because all of the fund's shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund's Class L shares because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS
BY CALENDAR YEAR(1)

(BAR CHART)
--------------------------------------------------------------------------------

1995       36.34%
1996        6.93%
1997        1.52%
1998       19.85%
1999      111.43%
2000      -13.95%
2001      -21.97%
2002      -28.86%
2003       49.94%
2004       15.67%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (2nd quarter, 2001).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                               1 YEAR    5 YEARS    10 YEARS
   Class Y Return Before Taxes(1)              15.67%     -3.69%     12.00%
   Class Y Return After Taxes on
   Distributions(1)                            15.67%     -5.78%      9.11%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares(1)    10.19%     -3.65%      9.05%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)      14.31%     -3.57%      7.12%


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

THE HARTFORD MUTUAL FUNDS                                                     83

                                               THE HARTFORD SMALLCAP GROWTH FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                          None
   Maximum deferred sales charge (load)                           None
   Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                               0.90%
   Distribution and service (12b-1) fees                          None
   Other expenses                                                0.13%
   Total annual operating expenses(1)                            1.03%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.10%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  105
   Year 3                                        $  328
   Year 5                                        $  569
   Year 10                                       $1,259


 84                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high-quality companies. The key characteristics of high-quality companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

     - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

     - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                     85

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)
--------------------------------------------------------------------------------

1997      32.33%
1998      31.80%
1999      22.91%
2000      -4.64%
2001     -13.31%
2002     -24.04%
2003      26.03%
2004       3.78%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 20.36% (4th quarter, 1998) and the lowest quarterly return was -17.11% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                        LIFE OF
                                                                          FUND
                                                                         (SINCE
                                                    1 YEAR   5 YEARS    7/22/96)
   Class Y Return Before Taxes                      3.78%      -3.86%    8.80%
   Class Y Return After Taxes on Distributions      3.37%      -4.26%    8.42%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              2.46%      -3.42%    7.60%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                              10.87%      -2.30%    9.70%(1)


INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.71%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.09%
   Total annual operating expenses                             0.80%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 82
   Year 3                                         $255
   Year 5                                         $444
   Year 10                                        $990


THE HARTFORD MUTUAL FUNDS                                                     87

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch, Inc. ("Fitch") ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The returns in the bar chart and table reflect the returns of the fund's Class A shares, which are not offered in this prospectus. Purchases of Class A shares of the fund are subject to an initial sales charge, the effect of which is not reflected in the returns below because no sales charges are applicable to Class Y shares. The returns for Class Y shares would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities, although the actual returns of the Class Y shares would have been different than the annual returns shown for the fund's Class A shares because of the lower expenses borne by Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(BAR CHART)

--------------------------------------------------------------------------------

2003               3.80%
2004               6.14%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 2.22% (4th quarter, 2003) and the lowest quarterly return was -1.32% (3rd quarter, 2003).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                            LIFE OF FUND
                                               1 YEAR    (SINCE 10/31/2002)
   Class A Return Before Taxes                 6.14%           5.41%
   Class A Return After Taxes on
   Distributions                               1.36%           3.20%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       2.18%           3.28%
   Lehman Brothers California Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                          5.50%           5.76%


INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     89

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                         None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              0.55%
   Distribution and service (12b-1) fees                         None
   Other expenses(1)                                            0.18%
   Total annual operating expenses                              0.73%


(1) Estimated. Class Y shares of the fund are not currently available.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 75
   Year 3                                         $233
   Year 5                                         $406
   Year 10                                        $906


 90                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its net assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

THE HARTFORD MUTUAL FUNDS                                                     91

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class E because all of the fund's shares are invested in the same portfolio of securities, the actual returns will differ because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS
BY CALENDAR YEAR(1)
(BAR CHART)

--------------------------------------------------------------------------------

1995                     14.09%
1996                      2.99%
1997                      7.76%
1998                      5.76%
1999                     -2.57%
2000                     10.54%
2001                      3.69%
2002                      8.54%
2003                      5.15%
2004                      4.50%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 5.67% (1st quarter, 1995) and the lowest quarterly return was -2.38% (2nd quarter, 2004).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                               1 YEAR    5 YEARS    10 YEARS
   Class Y Return Before Taxes(1)              4.50%      6.45%      5.96%
   Class Y Return After Taxes on
   Distributions(1)                            4.25%      6.27%      5.87%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares(1)    4.69%      6.05%      5.81%
   Lehman Brothers Municipal Bond Index
   (reflects no deduction for fees, expenses
   or taxes)                                   4.49%      7.21%      7.06%


INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.72%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.13%
   Total annual operating expenses                             0.85%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   87
   Year 3                                        $  271
   Year 5                                        $  471
   Year 10                                       $1,049


THE HARTFORD MUTUAL FUNDS                                                     93

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from five to thirty years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class E because all of the fund's shares are invested in the same portfolio of securities, the actual returns will differ because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS
BY CALENDAR YEAR(1)

(BAR CHART)
--------------------------------------------------------------------------------

1995       15.86%
1996        3.17%
1997        8.73%
1998        5.23%
1999       -3.66%
2000        9.96%
2001        3.11%
2002       10.15%
2003        5.12%
2004        5.37%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 6.23% (1st quarter, 1995) and the lowest quarterly return was -2.50% (2nd quarter, 2004).

--------------------------------------------------------------------------------

 (1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                               1 YEAR    5 YEARS    10 YEARS
 Class Y Return Before Taxes(1)                5.37%      7.10%      6.38%
   Class Y Return After Taxes on
   Distributions(1)                            5.28%      6.94%      6.35%
 Class Y Return After Taxes on Distributions
   and Sale of Fund Shares(1)                  5.14%      6.65%      6.20%
 Lehman Brothers Municipal Bond Index
   (reflects no deduction for fees, expenses
   or taxes)                                   4.49%      7.21%      7.06%


INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

THE HARTFORD MUTUAL FUNDS                                                     95

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.76%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.15%
   Total annual operating expenses                             0.91%


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH REDEMPTION)                     CLASS Y
   Year 1                                      $   93
   Year 3                                      $  290
   Year 5                                      $  504
   Year 10                                     $1,120


 96                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 80% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), by S&P ("AAA", "AA", "A" or "BBB") or by Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

THE HARTFORD MUTUAL FUNDS                                                     97

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The returns in the bar chart and table reflect the returns of the fund's Class A shares, which are not offered in this prospectus. Purchases of Class A shares of the fund are subject to an initial sales charge, the effect of which is not reflected in the returns below because no sales charges are applicable to Class Y shares. The returns for Class Y shares would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities, although the actual returns of the Class Y shares would have been different than the annual returns shown for the fund's Class A shares because of the lower expenses borne by Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

2003       6.03%
2004       4.86%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 3.24% (2nd quarter, 2003) and the lowest quarterly return was 0.71% (3rd quarter, 2003).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                            LIFE OF FUND
                                               1 YEAR    (SINCE 10/31/2002)
   Class A Return Before Taxes                 4.86%           5.93%
   Class A Return After Taxes on
   Distributions                               0.12%           3.57%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       1.36%           3.62%
   Lehman Brothers New York Municipal Bond
   Index (reflects no deduction for fees,
   expenses or taxes)                          4.27%           5.16%


INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

 98                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                 None
   Maximum deferred sales charge (load)         None
   Exchange fees                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                             0.55%
   Distribution and service (12b-1) fees        None
   Other expenses(1)                           0.21%
   Total annual operating expenses             0.76%


(1) Estimated. Class Y shares of the fund are not currently available.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 78
   Year 3                                         $243
   Year 5                                         $422
   Year 10                                        $942


THE HARTFORD MUTUAL FUNDS                                                     99

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.


The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.


Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against


 100                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------


the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                    101

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

1997     11.30%
1998      7.98%
1999     -2.31%
2000     11.83%
2001      8.20%
2002      9.92%
2003      7.61%
2004      4.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 4.24% (4th quarter, 2000) and the lowest quarterly return was -1.44% (2nd quarter, 1997).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                       LIFE OF
                                                                         FUND
                                                                        (SINCE
                                                    1 YEAR   5 YEARS   7/22/96)
   Class Y Return Before Taxes                      4.39%     8.36%     7.61%
   Class Y Return After Taxes on Distributions      2.93%     5.95%     5.11%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                              2.86%     5.70%     4.97%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           4.34%     7.71%     7.21%(1)


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/ Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Return is from 7/31/1996 - 12/31/2004.

 102                                                   THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.10%
   Total annual operating expenses(1)           0.74%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.80%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 76
   Year 3                                         $237
   Year 5                                         $411
   Year 10                                        $918


THE HARTFORD MUTUAL FUNDS                                                    103

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with an average life of between five and fifteen years.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"
 -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 104                                                   THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class E because all of the fund's shares are invested in the same portfolio of securities, the actual returns will differ because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS
BY CALENDAR YEAR(1)
(BAR CHART)
--------------------------------------------------------------------------------

1995        15.97%
1996         3.36%
1997         8.92%
1998         8.52%
1999        -1.99%
2000        11.50%
2001         7.49%
2002        11.38%
2003         1.32%
2004         3.62%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -2.32% (2nd quarter, 2004).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                               1 YEAR    5 YEARS    10 YEARS
   Class Y Return Before Taxes(1)              3.62%      6.98%      6.88%
   Class Y Return After Taxes on
   Distributions(1)                            1.97%      4.95%      5.10%
   Class Y Return After Taxes on
   Distributions and Sale of Fund Shares(1)    2.33%      4.65%      4.91%
   Lehman Brothers U.S. Government Index
   (reflects no deduction for fees, expenses
   or taxes)                                   3.48%      7.48%      7.46%


INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

THE HARTFORD MUTUAL FUNDS                                                    105

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                          None
   Maximum deferred sales charge (load)                           None
   Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                               0.72%
   Distribution and service (12b-1) fees                          None
   Other expenses                                                0.11%
   Total annual operating expenses(1)                            0.83%



(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.80%. This policy may be discontinued at any time.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   85
   Year 3                                        $  265
   Year 5                                        $  460
   Year 10                                       $1,025


 106                                                   THE HARTFORD MUTUAL FUNDS

THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings. The portfolio employs what is often called a "bottom up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                    107

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual total return figures do not include the effect of sales charges as no sales charges are applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS Y TOTAL RETURNS
BY CALENDAR YEAR

(BAR CHART)
--------------------------------------------------------------------------------

2002         -22.80%
2003          27.88%
2004          10.10%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 16.57% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                              LIFE OF FUND
                                                    1 YEAR   (SINCE 4/30/01)
   Class Y Return Before Taxes                      10.10%        1.99%
   Class Y Return After Taxes on Distributions       9.78%        1.67%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares                               6.57%        1.52%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.49%        5.64%


INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

 108                                                   THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                               CLASS Y
                                                               -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                       None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.80%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.11%
   Total annual operating expenses(1)                          0.91%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $   93
   Year 3                                        $  290
   Year 5                                        $  504
   Year 10                                       $1,120


THE HARTFORD MUTUAL FUNDS                                                    109

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

     -  high fundamental investment value

     -  strong management team

     -  strong industry position

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 110                                                   THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. Because Class Y shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L shares, which are offered through another prospectus. Although Class Y share returns would have been substantially similar to those shown for Class L because all of the fund's shares are invested in the same portfolio of securities, the actual returns of the Class Y shares would have been higher than the annual returns shown for the fund's Class L shares because of differences in the expenses borne by each class of shares. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Returns in the bar chart and table do not include the effect of sales charges. No sales charge is applicable to Class Y shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

TOTAL RETURNS
BY CALENDAR YEAR(1)

(BAR CHART)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1996         19.88%
1997         24.81%
1998          8.38%
1999          8.84%
2000         18.84%
2001         -3.99%
2002        -25.18%
2003         41.06%
2004         18.16%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest quarterly return was 21.84% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).

--------------------------------------------------------------------------------

(1) Class Y shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2004



                                                                        LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 1/2/96)
   Class Y Return Before Taxes(1)                   18.16%   7.31%         10.77%
   Class Y Return After Taxes on Distributions(1)   18.16%   6.27%          9.08%
   Class Y Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           11.80%   5.45%          8.25%
   Russell 3000 Value Index (reflects no deduction
   for fees, expenses or taxes)                     16.94%   6.10%         12.21%(2)


INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class L share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

(2) Return is from 12/31/1995 - 12/31/2004.

THE HARTFORD MUTUAL FUNDS                                                    111

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a
   percentage of offering price                  None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%
   Distribution and service (12b-1) fees         None
   Other expenses                               0.16%
   Total annual operating expenses(1)           1.16%


(1) HIFSCO has voluntarily agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.25%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                        $  118
   Year 3                                        $  368
   Year 5                                        $  638
   Year 10                                       $1,409


 112                                                   THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which all funds, except for Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest as part of their principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Advisers Fund and all of the Hartford Fixed Income Funds may invest as part of their principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund (other than the Money Market Fund, which may invest in high-quality money market securities at any time) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective. For Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, except with respect to Income Fund and Inflation Plus Fund which may utilize derivatives as part of their principal investment strategy as set forth in the Principal Investment Strategy section for each of these funds, each fund (other than the Money Market
Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund to earn income that is taxable when distributed to shareholders.

FOREIGN INVESTMENTS


The funds, other than the Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in securities of foreign issuers and non-dollar securities as part of their principal

THE HARTFORD MUTUAL FUNDS                                                    113
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

investment strategy. The Money Market Fund and Short Duration Fund may invest in securities of foreign issuers, but not in non-dollar securities, as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation Fund, Global Communications Fund, International Capital Appreciation Fund, International Opportunities Fund and International Small Company Fund may invest in emerging markets as part of their principal investment strategy. All other funds, except Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Growth Opportunities Fund, International Small Company Fund, Small Company Fund, SmallCap Growth Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Advisers Fund, Capital Appreciation Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Leaders Fund, Growth Fund, High Yield Fund, International Capital Appreciation Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund, Stock Fund, Total Return Bond Fund and Value Fund may hold securities of

 114                                                   THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

THE HARTFORD MUTUAL FUNDS                                                    115
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INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES


Capital Appreciation Fund, Focus Fund, Global Communications Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, Income Fund, Inflation Plus Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, Short Duration Fund, SmallCap Growth Fund, Small Company Fund, Total Return Bond Fund and U.S. Government Securities Fund are expected to have relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. Except for the Tax-Free Funds, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Disciplined Equity Fund, Equity Income Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, High Yield Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund each also has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of

 116                                                   THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

charge by contacting the funds (see back cover for address and phone number).

DISCLOSURE OF PORTFOLIO HOLDINGS



The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. See the SAI for further details.


THE HARTFORD MUTUAL FUNDS                                                    117

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. At the same time, HIFSCO had over $25.4 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.


A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the funds.



In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.


THE INVESTMENT SUB-ADVISERS



Wellington Management Company, LLP is the investment sub-adviser to each of the funds, other than those subadvised by Hartford Investment Management. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority over approximately $470 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


 118                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had investment management authority over approximately $101.9 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.90%
Amount Over $1 Billion                     0.85%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $100,000,000                         1.00%
Next $150,000,000                          0.80%
Amount Over $250 Million                   0.70%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $50,000,000                          0.80%
Amount Over $50 Million                    0.70%

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND, STOCK FUND AND VALUE FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

ADVISERS FUND, DIVIDEND AND GROWTH FUND AND HIGH YIELD FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 Billion                     0.60%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $50,000,000                          0.72%
Amount Over $50 Million                    0.70%

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.65%
Next $500,000,000                          0.55%
Amount Over $1 Billion                     0.50%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.60%
Amount Over $500 Million                   0.55%

THE HARTFORD MUTUAL FUNDS                                                    119

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.55%
Amount Over $500 Million                   0.50%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500,000,000                         0.50%
Next $500,000,000                          0.45%
Amount Over $1 Billion                     0.40%

For each fund's fiscal year ended October 31, 2004, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:


FUND NAME                                         10/31/2002
---------                                         ----------
The Hartford Advisers Fund                          0.64%
The Hartford Capital Appreciation Fund              0.67%
The Hartford Disciplined Equity Fund                0.80%
The Hartford Dividend and Growth Fund               0.64%
The Hartford Equity Income Fund                     0.80%*
The Hartford Focus Fund                             1.00%
The Hartford Global Communications Fund             1.00%
The Hartford Global Financial Services Fund         1.00%
The Hartford Global Health Fund                     1.00%
The Hartford Global Leaders Fund                    0.82%
The Hartford Global Technology Fund                 1.00%
The Hartford Growth Fund                            0.77%
The Hartford Growth Opportunities Fund              0.77%
The Hartford High Yield Fund                        0.75%
The Hartford Income Fund                            0.60%
The Hartford Inflation Plus Fund                    0.59%
The Hartford International Capital Appreciation
  Fund                                              1.00%
The Hartford International Opportunities Fund       0.85%
The Hartford International Small Company Fund       1.00%
The Hartford MidCap Fund                            0.74%
The Hartford MidCap Value Fund                      0.85%
The Hartford Money Market Fund                      0.50%
The Hartford Short Duration Fund                    0.55%
The Hartford Small Company Fund                     0.85%
The Hartford SmallCap Growth Fund                   0.90%
The Hartford Stock Fund                             0.71%
The Hartford Tax-Free California Fund               0.55%
The Hartford Tax-Free Minnesota Fund                0.72%
The Hartford Tax-Free National Fund                 0.76%
The Hartford Tax-Free New York Fund                 0.55%
The Hartford Total Return Bond Fund                 0.64%
The Hartford U.S. Government Securities Fund        0.72%



FUND NAME                                         10/31/2002
---------                                         ----------
The Hartford Value Fund                             0.80%
The Hartford Value Opportunities Fund               1.00%



* HIFSCO has voluntarily agreed to waive management fees until August 28, 2005.



A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' SAI and will be available in the funds' annual report to shareholders covering the period ending October 31, 2005.


PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

ADVISERS FUND  The fund is co-managed by Rand L. Alexander and John C. Keogh.


Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.


John C. Keogh, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1983.

CAPITAL APPRECIATION FUND Saul J. Pannell, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1996). Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since 1998.

 120                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

DISCIPLINED EQUITY FUND James A. Rullo, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1998). Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, Vice President of Wellington Management, joined the firm in 1994 and has been an investment professional since 1996. Mr. Chally has been involved in portfolio management and securities analysis for the fund since its inception
(1998).

DIVIDEND AND GROWTH FUND Edward P. Bousa, Vice President of Wellington Management, has served as portfolio manager of the fund since September, 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000. Prior to joining the firm, Mr. Bousa was an investment professional with Putnam Investments Incorporated(1992-2000).

EQUITY INCOME FUND John R. Ryan, Senior Vice President and Managing Partner of Wellington Management, has served as portfolio manager of the fund since its inception (2003). Mr. Ryan joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981.


FOCUS FUND Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.


GLOBAL COMMUNICATIONS FUND This fund has been managed by a team of global industry analysts that specialize in the communications industry since its inception in 2000. Each member of the team manages a portion of the fund.

Archana Basi, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Ms. Basi has been involved in portfolio management and securities analysis for the fund since 2002. Prior to joining Wellington Management, Ms. Basi was an investment professional at T. Rowe Price (1998-2001).

David Nincic, Vice President of Wellington Management, joined the firm as an investment professional in 1999. Mr. Nincic has been involved in portfolio management and securities analysis for the fund since its inception (2000).

GLOBAL FINANCIAL SERVICES FUND This fund has been managed by a team of global industry analysts that specialize in the financial services industry since its inception in 2000. Each member of the team manages a portion of the fund.

Mark T. Lynch, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1994. Mr. Lynch has been involved in portfolio management and securities analysis for the fund since its inception (2000).


Theodore E. Shasta, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1996. Mr. Shasta has been involved in portfolio management and securities analysis for the fund since its inception
(2000).





Jennifer L. Nettesheim, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Ms. Nettesheim has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Ms. Nettesheim was an investment professional at Fidelity Investments (1997-2001).

Andrew R. Heiskell, Vice President of Wellington Management, joined the firm as an investment professional in 2002. Mr. Heiskell has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Mr. Heiskell was an investment professional at Merrill Lynch (1995-1999) and in graduate school at the University of Chicago Graduate School of Business (2001).

GLOBAL HEALTH FUND This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund.

Joseph H. Schwartz, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1983. Mr. Schwartz has been involved in portfolio management and securities analysis for the fund since its inception
(2000).

Jean M. Hynes, Senior Vice President of Wellington Management, joined the firm in 1991 and has been an investment professional since 1993. Ms. Hynes has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Ann C. Gallo, Senior Vice President of Wellington Management, joined the firm as an investment

THE HARTFORD MUTUAL FUNDS                                                    121
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MANAGEMENT OF THE FUNDS
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professional in 1998. Ms. Gallo has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Kirk J. Mayer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Mayer has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Robert L. Deresiewicz, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Mr. Deresiewicz has been involved in portfolio management and securities analysis for the fund since 2004. Prior to joining Wellington Management, Mr. Deresiewicz was an Assistant Professor of Medicine at the Harvard Medical School and an Associate Physician in the Division of Infectious Diseases at the Brigham and Women's Hospital (1987-1998), and in graduate school at the Harvard Business School (2000).

GLOBAL LEADERS FUND Andrew S. Offit, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.


Jean-Marc Berteaux, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).


GLOBAL TECHNOLOGY FUND This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund.

Scott E. Simpson, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Simpson has been involved in portfolio management and securities analysis for the fund since its inception
(2000).

John F. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1994. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2000).


Eric C. Stromquist, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1989. Mr. Stromquist has been involved in portfolio management and securities analysis for the fund since its inception
(2000).


Bruce L. Glazer, Vice President of Wellington Management, joined the firm as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the fund since its inception (2000).

Anita M. Killian, Vice President of Wellington Management, joined the firm as an investment professional in 2000. Ms. Killian has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Ms. Killian was an investment professional with VALUEQUEST/TA (1997-2000).

Vikram Murthy, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Murthy has been involved in portfolio management and securities analysis for the fund since 2003. Prior to joining Wellington Management, Mr. Murthy was a business strategy manager in the Attractions division of the Walt Disney Company (1996-1999).

GROWTH FUND Andrew J. Shilling, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, Vice President of Wellington Management, joined the firm as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the fund since 2002. Prior to joining Wellington Management, Mr. Boselli was an investment professional with Putnam Investments Incorporated (1996-2002).


GROWTH OPPORTUNITIES FUND Michael T. Carmen, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.


HIGH YIELD FUND  The fund is co-managed by Christine Mozonski and David
Hillmeyer.

Christine Mozonski, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2000. Ms. Mozonski joined Hartford Investment Management in June 1992 and has been an investment professional involved in trading and portfolio management since that time.

David Hillmeyer, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Hillmeyer joined Hartford Investment Management in 1995 and has been an investment

 122                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

professional involved in trading and portfolio management since 1992.

INCOME FUND  The fund is co-managed by Edward Vaimberg and William H. Davison.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

INFLATION PLUS FUND The fund is co-managed by Timothy Wilhide and William H. Davison.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time.

INTERNATIONAL CAPITAL APPRECIATION FUND Andrew S. Offit, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.


Jean-Marc Berteaux, Vice President of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001. Prior to joining Wellington Management, Mr. Berteaux was an investment professional at John Hancock Funds (1998-2001).


INTERNATIONAL OPPORTUNITIES FUND Trond Skramstad, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 1996. Mr. Skramstad joined Wellington Management as an investment professional in 1993.

Nicolas M. Choumenkovitch, Vice President of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since 2000.

Gavin S. Ma, Vice President of Wellington Management, joined the firm in 1993 and has been an investment professional since 1994. Mr. Ma has been involved in portfolio management and securities analysis for the fund since 2002.

INTERNATIONAL SMALL COMPANY FUND Edward L. Makin, Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Makin joined Wellington Management as an investment professional in 1994.

MIDCAP FUND Phillip H. Perelmuter, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception
(1997). Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

MIDCAP VALUE FUND James N. Mordy, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

MONEY MARKET FUND The fund is managed by Robert Crusha, with Adam Tonkinson as assistant portfolio manager.

Robert Crusha, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 1, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since March 15, 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

SHORT DURATION FUND  The fund is co-managed by Robert Crusha and Brian Dirgins.

THE HARTFORD MUTUAL FUNDS                                                    123
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MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Robert Crusha, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.

SMALL COMPANY FUND Steven C. Angeli, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

SMALLCAP GROWTH FUND David J. Elliott, Vice President of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Ms. Dwyer has been involved in portfolio management and securities analysis for the fund since April 2, 2001.


STOCK FUND Rand L. Alexander, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Alexander joined Wellington Management as an investment professional in 1990. Mr. Alexander has announced that he will retire from Wellington Management on or before September 30, 2005. The Hartford is actively exploring all available succession options for the fund. Mr. Alexander will continue to manage the fund actively until he retires, unless his successor is appointed and assumes management of the fund prior to that date.


TAX-FREE CALIFORNIA FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE MINNESOTA FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NATIONAL FUND Charles Grande, Senior Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick J. Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TAX-FREE NEW YORK FUND The fund is managed by Charles Grande, with Patrick Hennigan as assistant portfolio manager.

 124                                                   THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Charles Grande, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Patrick Hennigan, Investment Officer of Hartford Investment Management, has served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Hennigan joined Hartford Investment Management in 1993 and has been an investment professional involved in portfolio risk analysis since 1996.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

Mr. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

VALUE FUND John R. Ryan, Senior Vice President and Managing Partner of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Ryan joined Wellington Management as an investment professional involved in portfolio management and securities analysis in 1981.

VALUE OPPORTUNITIES FUND This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund.

James H. Averill, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception
(2001).

David R. Fassnacht, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception
(2001).

James N. Mordy, Senior Vice President of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2001).

David W. Palmer, Vice President of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since 2003.

THE HARTFORD MUTUAL FUNDS                                                    125
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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS Y SHARE INVESTOR REQUIREMENTS



Except as described below, the purchase of Class Y shares is limited to the following investors. Individual investors must invest at least $10 million in Class Y shares of a fund. The following types of institutional investors must invest at least $1 million in Class Y shares of a fund: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion. These restrictions may be waived for purchases of Class Y shares by retirement and/or employee benefit plans made through financial institutions (e.g., record keepers or trust companies) that perform participant level record keeping or other administrative services on behalf of such plans provided that such financial institution(s) has/have entered into arrangements for such purposes with the distributor.


COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES")



The distributor and its affiliates may pay, out of their own assets, significant compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.



With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $500,000 per Financial Intermediary for the calendar year ended December 31, 2004.


 126                                                   THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Planning Corporation, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.



For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.



Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.


THE HARTFORD MUTUAL FUNDS                                                    127

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the funds' officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 128                                                   THE HARTFORD MUTUAL FUNDS

BUYING SHARES



                             OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment amount,        - Make out a check for the investment amount,
  [CHECK        payable to "The Hartford Mutual Funds."              payable to "The Hartford Mutual Funds."
  GRAPHIC]    - Deliver the check and your completed               - Fill out the detachable investment slip from an
                application to your financial representative,        account statement. If no slip is available,
                plan administrator or mail to the address            include a note the fund name, your specifying
                listed below.                                        share class, your account number and the
                                                                     name(s) in which the account is registered.
                                                                   - Deliver the check and your investment slip or
                                                                     note to your financial representative, plan
                                                                     administrator or mail to the address listed
                                                                     below.
 BY EXCHANGE
              - Call your financial representative, plan           - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the           administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange.                 number below to request an exchange.

 BY WIRE
              - Deliver your completed application to your         - Instruct your bank to wire the amount of your
  [WIRE         financial representative, or mail it to the          investment to:
  GRAPHIC]      address below.                                         U.S. Bank National Association
              - Obtain your account number by calling your             ABA #091000022, credit account no.
                financial representative or the phone number           1-702-2514-1341
                below.                                                 The Hartford Mutual Funds Purchase Account
              - Instruct your bank to wire the amount of your          For further credit to: (your name)
                investment to:                                         Hartford Mutual Funds Account Number:
                  U.S. Bank National Association                       (your account number)
                  ABA #091000022, credit account no.                 Specify the fund name, your share class, your
                  1-702-2514-1341                                    account number and the name(s) in which the
                  The Hartford Mutual Funds Purchase Account         account is registered. Your bank may charge a
                  For further credit to: (your name)                 fee to wire funds.
                  Hartford Mutual Funds Account Number: (your
                  account number)
                Specify the fund name, your choice of share
                class, the new account number and the name(s)
                in which the account is registered. Your bank
                may charge a fee to wire funds.

 BY PHONE
              - See "By Wire" and "By Exchange"                    - Verify that your bank or credit union is a
  [PHONE                                                             member of the Automated Clearing House (ACH)
  GRAPHIC]                                                           system.
                                                                   - Complete the "Telephone Exchanges and Telephone
                                                                     Redemption" and "Bank Account or Credit Union
                                                                     Information" sections on your account
                                                                     application.
                                                                   - Call the transfer agent at the number below to
                                                                     verify that these features are in place on your
                                                                     account.
                                                                   - Tell the transfer agent representative the fund
                                                                     name, your share class, your account number,
                                                                     the name(s) in which the account is registered
                                                                     and the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services."



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                    129

SELLING SHARES



 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.

 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Orders received after 4 P.M. Eastern Time (3
                  P.M. Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number shown below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [WIRE           Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Amounts of $1,000 or more will be wired on the next
                  business day. Your bank may charge a fee for this service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.

 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.


SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 130                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.



Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular, Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund, uses fair valuation in regards to debt securities when a fund holds defaulted or distressed securities, securities in a company in which a reorganization is pending, securities purchased on a "when issued" basis (i.e., securities that have been authorized but not yet issued), and when an independent pricing service provides a price that is deemed to be unreliable. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's assets, and investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


BUY AND SELL PRICES


When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the funds may apply.

THE HARTFORD MUTUAL FUNDS                                                    131

TRANSACTION POLICIES
--------------------------------------------------------------------------------

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may posP1one payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any other fund. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation Fund, High Yield Fund, Income Fund and International Small Company Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund, Capital Appreciation Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, Stock Fund and Value Opportunities Fund. Frequent traders using arbitrage strategies can dilute a fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.


The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds may, in certain circumstances, reverse a transaction determined to be abusive. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the

 132                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction request is received within a 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.


The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

THE HARTFORD MUTUAL FUNDS                                                    133

TRANSACTION POLICIES
--------------------------------------------------------------------------------

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income of the funds are normally declared and paid annually. Dividends from the net investment income of the Advisers Fund, Dividend and Growth Fund and Equity Income Fund are declared and paid quarterly. Dividends from the net investment income of the Income Fund, Inflation Plus Fund, High Yield Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are declared and paid monthly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you

 134                                                   THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

TAXES ON DISTRIBUTIONS (TAX-FREE FUNDS ONLY) Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund intend to meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund intends to comply with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of The Hartford Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefrom is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND)Tax-Free Minnesota Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND)Tax-Free New York Fund intends to comply with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES (EACH FUND) Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

Because the Class Y shares of Tax-Free California Fund and Tax-Free New York Fund have not yet commenced operations, no financial information is available for any of these funds.

THE HARTFORD MUTUAL FUNDS                                                    135

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.


THE HARTFORD ADVISERS FUND -- CLASS Y



                                                                YEAR ENDED:                           PERIOD ENDED:
                                         ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                         10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                         -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $14.37         $12.82          $14.54         $17.24         $17.16         $15.80
Income from Investment Operations:
  Net investment income (loss)                 0.25           0.27            0.13           0.38           0.33           0.35
  Net realized and unrealized gain
    (loss) on investments                      0.36           1.54           (1.55)         (2.06)          0.16           1.61
                                            -------         ------          ------        -------        -------        -------
Total from investment operations               0.61           1.81           (1.42)         (1.68)          0.49           1.96
Less distributions:
  Dividends from net investment income        (0.26)         (0.26)          (0.30)         (0.38)         (0.25)         (0.29)
  Distributions from capital gains             0.00           0.00            0.00          (0.64)         (0.16)         (0.31)
  Return of capital                            0.00           0.00            0.00          0.000          0.000          0.000
                                            -------         ------          ------        -------        -------        -------
Total distributions                           (0.26)         (0.26)          (0.30)         (1.02)         (0.41)         (0.60)
                                            -------         ------          ------        -------        -------        -------
Net asset value, end of period               $14.72         $14.37          $12.82         $14.54         $17.24         $17.16
                                            =======         ======          ======        =======        =======        =======
TOTAL RETURN(5)                               4.22%         14.28%          (9.89%)       (10.20%)         2.90%(2)      12.62%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $13,587         $8,714          $3,997        $56,320        $64,889        $68,133
Ratio of expenses to average net assets
  before waivers and reimbursements           0.74%          0.81%           0.78%          0.74%          0.75%(3)       0.79%
Ratio of expenses to average net assets
  after waivers and reimbursements            0.74%(7)       0.81%           0.78%          0.74%          0.75%(3)       0.79%
Ratio of net investment income (loss)
  to average net assets                       1.71%          1.98%           2.15%          2.48%          2.22%(3)       2.18%
Portfolio turnover rate(4)                      42%            46%             44%            37%            38%            35%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.74% for Class Y.


 136                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $27.64      $21.23         $24.85        $33.94         $32.27         $20.66
Income from Investment Operations:
  Net investment income (loss)                     0.11        0.08           0.04          0.08           0.03           0.00(6)
  Net realized and unrealized gain (loss) on
    investments                                    4.54        6.33          (3.66)        (5.16)          3.30          13.52
                                               --------     -------        -------       -------        -------        -------
Total from investment operations                   4.65        6.41          (3.62)        (5.08)          3.33          13.52
Less distributions:
  Dividends from net investment income             0.00        0.00           0.00          0.00           0.00           0.00
  Distributions from capital gains                 0.00        0.00           0.00         (4.01)         (1.66)         (1.91)
  Return of capital                                0.00        0.00           0.00          0.00           0.00           0.00
                                               --------     -------        -------       -------        -------        -------
Total distributions                                0.00        0.00           0.00         (4.01)         (1.66)         (1.91)
                                               --------     -------        -------       -------        -------        -------
Net asset value, end of period                   $32.29      $27.64         $21.23        $24.85         $33.94         $32.27
                                               ========     =======        =======       =======        =======        =======
TOTAL RETURN(5)                                  16.82%      30.19%        (14.57%)      (16.85%)        10.60%(2)      67.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $116,527     $48,372        $25,378       $76,592        $89,477        $64,688
Ratio of expenses to average net assets
  before waivers and reimbursements               0.79%       0.85%          0.80%         0.78%          0.80%(3)       0.87%
Ratio of expenses to average net assets
  after waivers and reimbursements                0.79%(8)    0.85%          0.80%         0.78%          0.80%(3)       0.87%
Ratio of net investment income (loss) to
  average net assets                              0.50%       0.46%          0.27%         0.28%          0.05%(3)      (0.16%)
Portfolio turnover rate(4)                          78%        113%           112%          132%           130%           169%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Net Investment Income (Loss) is less than a penny a share.
(7) Per share amounts have been calculated using average shares outstanding method.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.76% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    137

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(4)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $10.36        $8.63         $10.52        $13.78        $13.83         $11.48
Income from Investment Operations:
  Net investment income (loss)                   (0.01)        0.08           0.05          0.03          0.02           0.06
  Net realized and unrealized gain (loss) on
    investments                                   0.69         1.65          (1.94)        (2.77)         0.04           2.39
                                               -------       ------        -------       -------        ------         ------
Total from investment operations                  0.68         1.73          (1.89)        (2.74)         0.06           2.45
Less distributions:
  Dividends from net investment income           (0.05)        0.00           0.00          0.00          0.00           0.00
  Distributions from capital gains                0.00         0.00           0.00         (0.52)        (0.11)         (0.10)
  Return of capital                               0.00         0.00           0.00          0.00          0.00           0.00
                                               -------       ------        -------       -------        ------         ------
Total distributions                              (0.05)        0.00           0.00         (0.52)        (0.11)         (0.10)
                                               -------       ------        -------       -------        ------         ------
Net asset value, end of period                  $10.99       $10.36          $8.63        $10.52        $13.78         $13.83
                                               =======       ======        =======       =======        ======         ======
TOTAL RETURN(5)                                  6.55%       20.05%        (17.97%)      (20.60%)        0.44%(2)      21.45%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $19,578         $622           $661          $440          $490           $480
Ratio of expenses to average net assets
  before waivers and reimbursements              0.88%        0.98%          0.93%         0.96%         0.95%(3)       0.93%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.88%(7)     0.98%          0.93%         0.96%         0.95%(3)       0.93%
Ratio of net investment income (loss) to
  average net assets                             0.95%        0.70%          0.46%         0.34%         0.26%(3)       0.51%
Portfolio turnover rate(1)                         62%          76%            89%           80%           63%            53%



(1) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


(2) Not annualized.


(3) Annualized.


(4) The fund's fiscal year end changed to October 31st.


(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(6) Per share amounts have been calculated using average shares outstanding method.


(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.87% for Class Y.


 138                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $16.11       $13.73         $15.71        $17.96         $16.96         $16.69
Income from Investment Operations:
  Net investment income (loss)                    0.24         0.19           0.12          0.25           0.22           0.21
  Net realized and unrealized gain (loss) on
    investments                                   1.86         2.40          (1.65)        (1.48)          1.02           0.63
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  2.10         2.59          (1.53)        (1.23)          1.24           0.84
Less distributions:
  Dividends from net investment income           (0.24)       (0.21)(7)      (0.21)        (0.25)         (0.16)         (0.22)
  Distributions from capital gains                0.00         0.00          (0.24)        (0.77)         (0.08)         (0.35)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                              (0.24)       (0.21)         (0.45)        (1.02)         (0.24)         (0.57)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $17.97       $16.11         $13.73        $15.71         $17.96         $16.96
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(5)                                 13.06%       19.03%        (10.00%)       (7.20%)         7.37%(2)       5.10%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $69,088      $42,107        $14,790       $26,326        $22,441        $23,616
Ratio of expenses to average net assets
  before waivers and reimbursements              0.75%        0.81%          0.82%         0.82%          0.85%(3)       0.87%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.75%(8)     0.81%          0.82%         0.82%          0.85%(3)       0.87%
Ratio of net investment income (loss) to
  average net assets                             1.44%        1.44%          1.36%         1.55%          1.45%(3)       1.42%
Portfolio turnover rate(4)                         25%          31%            33%           55%            56%            50%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) This includes a tax return of capital of less than $0.01.

(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.74% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    139

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS Y



                                                                            PERIOD ENDED:
                                                              YEAR ENDED:    8/28/2003-
                                                              10/31/2004    10/31/2003(5)
                                                              -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.39         $10.00
Income from Investment Operations:
  Net investment income (loss)                                    0.24           0.04
  Net realized and unrealized gain (loss) on investments          0.95           0.35
                                                                ------         ------
Total from investment operations                                  1.19           0.39
Less distributions:
  Dividends from net investment income                           (0.25)          0.00
  Distributions from capital gains                                0.00           0.00
  Return of capital                                               0.00           0.00
                                                                ------         ------
Total distributions                                              (0.25)          0.00
                                                                ------         ------
Net asset value, end of period                                  $11.33         $10.39
                                                                ======         ======
TOTAL RETURN(3)                                                 11.53%          3.90%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $375           $104
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.91%          0.93%(1)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.11%(6)       0.13%(1)
Ratio of net investment income (loss) to average net assets      2.73%          2.17%(1)
Portfolio turnover rate(4)                                         22%             1%


(1) Annualized.

(2) Not annualized.


(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.

(6) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.10% for Class Y.


THE HARTFORD FOCUS FUND -- CLASS Y



                                                                            YEAR ENDED:                 PERIOD ENDED:
                                                              ---------------------------------------    5/24/2001-
                                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
                                                              ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $9.04         $7.37          $8.83          $10.00
Income from Investment Operations:
  Net investment income (loss)                                   0.03          0.01           0.00            0.01
  Net realized and unrealized gain (loss) on investments         0.21          1.66          (1.46)          (1.18)
                                                                -----        ------        -------         -------
Total from investment operations                                 0.24          1.67          (1.46)          (1.17)
Less distributions:
  Dividends from net investment income                           0.00          0.00           0.00            0.00
  Distributions from capital gains                               0.00          0.00           0.00            0.00
  Return of capital                                              0.00          0.00           0.00            0.00
                                                                -----        ------        -------         -------
Total distributions                                              0.00          0.00           0.00            0.00
                                                                -----        ------        -------         -------
Net asset value, end of period                                  $9.28         $9.04          $7.37           $8.83
                                                                =====        ======        =======         =======
TOTAL RETURN(5)                                                 2.65%        22.66%        (16.54%)        (11.70%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $815          $719           $509              $9
Ratio of expenses to average net assets before waivers and
  reimbursements                                                1.11%         1.17%          1.14%           1.20% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                1.11%(7)      1.17%          1.14%           1.20% (3)
Ratio of net investment income (loss) to average net assets     0.27%         0.17%          0.09%           0.25% (3)
Portfolio turnover rate(4)                                       104%          138%           215%            109%


(1) The fund became effective and open for investment on 5/24/2001.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.08% for Class Y.


 140                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL COMMUNICATIONS FUND -- CLASS Y



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(4)   10/31/2003   10/31/2002(4)   10/31/2001
                                                              -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $4.74          $3.26          $4.60        $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.09            .01           0.00          0.00(3)
  Net realized and unrealized gain (loss) on investments           0.77           1.47          (1.34)        (5.40)
                                                                 ------         ------        -------       -------
Total from investment operations                                   0.86           1.48          (1.34)        (5.40)
Less distributions:
  Dividends from net investment income                             0.00           0.00           0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Total distributions                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------       -------
Net asset value, end of period                                    $5.60          $4.74          $3.26         $4.60
                                                                 ======         ======        =======       =======
TOTAL RETURN(1)                                                  18.14%         45.40%        (29.13%)      (54.00%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $170           $724           $481          $460
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.30%          1.35%          1.27%         1.20%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.20%(5)       1.20%          1.20%         1.20%
Ratio of net investment income (loss) to average net assets       1.69%          0.38%          0.40%         0.03%
Portfolio turnover rate(2)                                          85%           100%            84%           84%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Net Investment Income (Loss) is less than a penny a share.
(4) Per share amounts have been calculated using average shares outstanding method.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.17% for Class Y.


THE HARTFORD GLOBAL FINANCIAL SERVICES FUND -- CLASS Y



                                                                                    YEAR ENDED:
                                                              -------------------------------------------------------
                                                              10/31/2004(3)   10/31/2003   10/31/2002(3)   10/31/2001
                                                              -------------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $9.79          $8.10          $9.41        $10.00
Income from Investment Operations:
  Net investment income (loss)                                     0.17            .13           0.08          0.07
  Net realized and unrealized gain (loss) on investments           0.71           1.64          (1.39)        (0.66)
                                                                 ------         ------        -------        ------
Total from investment operations                                   0.88           1.77          (1.31)        (0.59)
Less distributions:
  Dividends from net investment income                            (0.12)         (0.08)          0.00          0.00
  Distributions from capital gains                                 0.00           0.00           0.00          0.00
  Return of capital                                                0.00           0.00           0.00          0.00
                                                                 ------         ------        -------        ------
Total distributions                                               (0.12)         (0.08)          0.00          0.00
                                                                 ------         ------        -------        ------
Net asset value, end of period                                   $10.55          $9.79          $8.10         $9.41
                                                                 ======         ======        =======        ======
TOTAL RETURN(1)                                                   9.06%         22.01%        (13.92%)       (5.90%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $642         $1,580         $1,435          $941
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.27%          1.31%          1.25%         1.35%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.20%(4)       1.20%          1.20%         1.24%
Ratio of net investment income (loss) to average net assets       1.54%          1.38%          0.96%         0.70%
Portfolio turnover rate(2)                                          85%            93%            76%          115%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.

(4) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.18% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    141

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL HEALTH FUND -- CLASS Y



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
                                                            ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $14.09       $11.61         $13.58        $13.89        $10.00
Income from Investment Operations:
  Net investment income (loss)                                 (0.02)       (0.02)         (0.02)        (0.01)         0.01
  Net realized and unrealized gain (loss) on investments        1.40         2.80          (1.67)         0.26          3.88
                                                              ------       ------        -------        ------        ------
Total from investment operations                                1.38         2.78          (1.69)         0.25          3.89
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00          0.00
  Distributions from capital gains                             (0.06)       (0.30)         (0.28)        (0.56)         0.00
  Return of capital                                             0.00         0.00           0.00          0.00          0.00
                                                              ------       ------        -------        ------        ------
Total distributions                                            (0.06)       (0.30)         (0.28)        (0.56)         0.00
                                                              ------       ------        -------        ------        ------
Net asset value, end of period                                $15.41       $14.09         $11.61        $13.58        $13.89
                                                              ======       ======        =======        ======        ======
TOTAL RETURN(2)                                                9.88%       24.50%        (12.68%)        1.78%        39.04%(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $1,299       $1,095           $881        $4,340        $2,507
Ratio of expenses to average net assets before waivers and
  reimbursements                                               1.12%        1.19%          1.17%         1.12%         1.20%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               1.12%(7)     1.19%          1.17%         1.12%         1.20%(3)
Ratio of net investment income (loss) to average net
  assets                                                      (0.14%)      (0.15%)        (0.22%)       (0.11%)        0.12%(3)
Portfolio turnover rate(4)                                       41%          37%            63%           58%           92%


(1) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.10% for Class Y.


 142                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL LEADERS FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(4)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $14.34       $11.45         $13.03        $17.73         $18.68        $12.69
Income from Investment Operations:
  Net investment income (loss)                    0.03         0.03           0.05          0.08           0.03          0.03
  Net realized and unrealized gain (loss) on
    investments                                   2.69         2.86          (1.63)        (4.59)         (0.89)         6.08
                                               -------      -------        -------       -------        -------        ------
Total from investment operations                  2.72         2.89          (1.58)        (4.51)         (0.86)         6.11
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00          0.00
  Distributions from capital gains                0.00         0.00           0.00         (0.18)         (0.09)        (0.12)
  Return of capital                               0.00         0.00           0.00         (0.01)         0.000         0.000
                                               -------      -------        -------       -------        -------        ------
Total distributions                               0.00         0.00           0.00         (0.19)         (0.09)        (0.12)
                                               -------      -------        -------       -------        -------        ------
Net asset value, end of period                  $17.06       $14.34         $11.45        $13.03         $17.73        $18.68
                                               =======      =======        =======       =======        =======        ======
TOTAL RETURN(5)                                 18.97%       25.24%        (12.13%)      (25.68%)        (4.62%)(2)    48.39%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $58,791      $19,043         $6,167        $7,908        $10,001        $4,423
Ratio of expenses to average net assets
  before waivers and reimbursements              0.93%        1.00%          1.00%         0.98%          1.01% (3)     1.10%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.93%(7)     1.00%          1.00%         0.98%          1.01% (3)     1.10%
Ratio of net investment income (loss) to
  average net assets                             0.31%        0.28%          0.84%         0.58%          0.41% (3)     0.32%
Portfolio turnover rate(1)                        271%         320%           323%          382%           290%          204%



(1) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


(2) Not annualized.


(3) Annualized.


(4) The fund's fiscal year end changed to October 31st.


(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(6) Per share amounts have been calculated using average shares outstanding method.


(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.84% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    143

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GLOBAL TECHNOLOGY FUND -- CLASS Y



                                                                                YEAR ENDED:                        PERIOD ENDED:
                                                            ----------------------------------------------------     5/1/2000-
                                                            10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)
                                                            ----------   ----------   -------------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $4.75        $3.01          $4.04         $8.73         $10.00
Income from Investment Operations:
  Net investment income (loss)                                 (0.04)       (0.03)         (0.14)        (0.04)         (0.02)
  Net realized and unrealized gain (loss) on investments       (0.20)        1.77          (0.89)        (4.57)         (1.25)
                                                              ------       ------        -------       -------        -------
Total from investment operations                               (0.24)        1.74          (1.03)        (4.61)         (1.27)
Less distributions:
  Dividends from net investment income                          0.00         0.00           0.00          0.00           0.00
  Distributions from capital gains                              0.00         0.00           0.00         (0.08)          0.00
  Return of capital                                             0.00         0.00           0.00          0.00           0.00
                                                              ------       ------        -------       -------        -------
Total distributions                                             0.00         0.00           0.00         (0.08)          0.00
                                                              ------       ------        -------       -------        -------
Net asset value, end of period                                 $4.51        $4.75          $3.01         $4.04          $8.73
                                                              ======       ======        =======       =======        =======
TOTAL RETURN(2)                                               (5.05%)      57.81%        (25.50%)      (53.27%)       (14.16%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $1,186         $886           $512        $4,602         $4,677
Ratio of expenses to average net assets before waivers and
  reimbursements                                               1.15%        1.18%          1.15%         1.13%          1.32% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                               1.15%(7)     1.18%          1.15%         1.13%          1.20% (3)
Ratio of net investment income (loss) to average net
  assets                                                      (0.85%)      (0.82%)        (0.97%)       (0.71%)        (0.92%)(3)
Portfolio turnover rate(4)                                      165%         163%           174%          253%           104%


(1) The fund was declared effective by the Securities and Exchange Commission on May 1, 2000.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.09% for Class Y.


THE HARTFORD GROWTH FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $15.31       $11.94         $14.57
Income from Investment Operations:
  Net investment income (loss)                                    0.00        (0.03)          0.00
  Net realized and unrealized gain (loss) on investments          1.11         3.40          (2.63)
                                                               -------       ------        -------
Total from investment operations                                  1.11         3.37          (2.63)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $16.42       $15.31         $11.94
                                                               =======       ======        =======
TOTAL RETURN(1)                                                  7.25%       28.22%        (18.05%)(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $11,926           $1             $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.87%        0.96%          0.90% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.87%(5)     0.96%          0.90% (2)
Ratio of net investment income (loss) to average net assets     (0.18%)      (0.17%)        (0.01%)(2)
Portfolio turnover rate(4)                                         66%         129%           107%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Annualized.
(3) Not annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.85% for Class Y.


 144                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $21.42       $15.35         $19.80
Income from Investment Operations:
  Net investment income (loss)                                   (0.01)       (0.07)         (0.06)
  Net realized and unrealized gain (loss) on investments          2.41         6.14          (4.39)
                                                                ------       ------        -------
Total from investment operations                                  2.40         6.07          (4.45)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of Capital                                               0.00         0.00           0.00
                                                                ------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                                ------       ------        -------
Net asset value, end of period                                  $23.82       $21.42         $15.35
                                                                ======       ======        =======
TOTAL RETURN(1)                                                 11.20%       39.54%        (22.47%)(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $4,792           $1             $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.82%        0.91%          0.89% (2)
Ratio of expenses to average net assets waivers and
  reimbursements                                                 0.82%(5)     0.91%          0.89% (2)
Ratio of net investment income (loss) to average net assets     (0.33%)      (0.38%)        (0.44%)(2)
Portfolio turnover rate(4)                                        130%         158%           182%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Annualized.
(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.77% for Class Y.


THE HARTFORD HIGH YIELD FUND -- CLASS Y



                                                                YEAR ENDED:                           PERIOD ENDED:
                                         ----------------------------------------------------------     1/1/2000-     YEAR ENDED:
                                         10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001   10/31/2000(4)   12/31/1999
                                         -------------   -------------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $7.94          $6.73            $8.48         $9.10         $9.78          $10.16
Income from Investment Operations:
  Net investment income (loss)                 0.39           0.65             0.34          0.83          0.69            0.78
  Net realized and unrealized gain
    (loss) on investments                      0.36           1.24            (1.30)        (0.63)        (0.69)          (0.39)
                                            -------         ------          -------        ------        ------         -------
Total from investment operations               0.75           1.89            (0.96)         0.20          0.00            0.39
Less distributions:
  Dividends from net investment income        (0.52)         (0.68)           (0.79)        (0.82)        (0.68)          (0.77)
  Distributions from capital gains             0.00           0.00             0.00          0.00          0.00            0.00
  Return of capital                            0.00           0.00             0.00          0.00          0.00            0.00
                                            -------         ------          -------        ------        ------         -------
Total distributions                           (0.52)         (0.68)           (0.79)        (0.82)        (0.68)          (0.77)
                                            -------         ------          -------        ------        ------         -------
Net asset value, end of period                $8.17          $7.94            $6.73         $8.48         $9.10           $9.78
                                            =======         ======          =======        ======        ======         =======
TOTAL RETURN(5)                               9.72%         29.27%          (12.01%)        2.15%         0.02%(2)        3.98%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $16,410             $1               $1        $4,223        $2,955          $2,314
Ratio of expenses to average net assets
  before waivers and reimbursements           0.84%          1.69%            0.84%         0.88%         0.89%(3)        0.90%
Ratio of expenses to average net assets
  after waivers and reimbursements            0.84%          0.95%            0.84%         0.88%         0.89%(3)        0.90%
Ratio of net investment income (loss)
  to average net assets                       6.13%          8.70%           10.04%         9.48%         8.99%(3)        8.20%
Portfolio turnover rate(1)                      86%            54%              22%           63%           57%             53%



(1) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


(2) Not annualized.


(3) Annualized.


(4) The fund's fiscal year end changed to October 31st.


(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(6) Per share amounts are calculated using shares outstanding method.



THE HARTFORD MUTUAL FUNDS                                                    145

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS Y



                                                               PERIOD ENDED:
                                                                11/28/2003-
                                                               10/31/2004(5)
                                                               -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.54
Income from Investment Operations:
  Net investment income (loss)                                      0.48
  Net realized and unrealized gain (loss) on investments            0.20
                                                                  ------
Total from investment operations                                    0.68
Less distributions:
  Dividends from net investment income                             (0.50)
  Distributions from capital gains                                  0.00
  Return of capital                                                 0.00
                                                                  ------
Total distributions                                                (0.50)
                                                                  ------
Net asset value, end of period                                    $10.72
                                                                  ======
TOTAL RETURN(3)                                                    6.57%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                             $10
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   0.73%(1)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.70%(1)
Ratio of net investment income (loss) to average net assets        4.89%(1)
Portfolio turnover rate(4)                                          167%


(1) Annualized.

(2) Not annualized.


(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Class Y shares of the fund commenced operations on November 28, 2003.

THE HARTFORD INFLATION PLUS FUND -- CLASS Y



                                                               PERIOD ENDED:
                                                                11/28/2003-
                                                               10/31/2004(5)
                                                               -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.57
Income from Investment Operations:
  Net investment income (loss)                                       0.28
  Net realized and unrealized gain (loss) on investments             0.44
                                                                  -------
Total from investment operations                                     0.72
Less distributions:
  Dividends from net investment income                              (0.32)
  Distributions from capital gains                                   0.00
  Return of capital                                                  0.00
                                                                  -------
Total distributions                                                 (0.32)
                                                                  -------
Net asset value, end of period                                     $10.97
                                                                  =======
TOTAL RETURN(3)                                                     6.89%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $23,045
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    0.65%(1)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    0.65%(1)
Ratio of net investment income (loss) to average net assets         1.55%(1)
Portfolio turnover rate(4)                                            81%


(1) Annualized.

(2) Not annualized.


(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Class Y shares of the fund commenced operations on November 28, 2003.

 146                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND -- CLASS Y



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003   10/31/2002(6)   10/31/2001(1)
                                                              -------------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $9.69         $6.98         $7.63           $10.00
Income from Investment Operations:
  Net investment income (loss)                                     (0.01)         0.01          0.07             0.02
  Net realized and unrealized gain (loss) on investments            2.09          2.74         (0.72)           (2.39)
                                                                 -------        ------        ------          -------
Total from investment operations                                    2.08          2.75         (0.65)           (2.37)
Less distributions:
  Dividends from net investment income                              0.00         (0.04)         0.00             0.00
  Distributions from capital gains                                 (0.05)         0.00          0.00             0.00
  Return of capital                                                 0.00          0.00          0.00             0.00
                                                                 -------        ------        ------          -------
Total distributions                                                (0.05)        (0.04)         0.00             0.00
                                                                 -------        ------        ------          -------
Net asset value, end of period                                    $11.72         $9.69         $6.98            $7.63
                                                                 =======        ======        ======          =======
TOTAL RETURN(5)                                                   21.61%        39.57%        (8.52%)         (23.70%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $28,775          $292          $209             $229
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.31%         1.80%         2.19%            2.10% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.20%(7)      1.20%         1.20%            1.20% (3)
Ratio of net investment income (loss) to average net assets       (0.09%)        0.16%         0.79%            0.36% (3)
Portfolio turnover rate(4)                                          200%          281%          330%             135%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.05% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    147

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $9.91        $8.19          $9.49        $13.19         $15.56         $11.97
Income from Investment Operations:
  Net investment income (loss)                    0.11         0.06           0.02          0.09           0.12           0.09
  Net realized and unrealized gain (loss) on
    investments                                   1.56         1.66          (1.32)        (3.18)         (2.43)          4.51
                                                ------       ------        -------       -------        -------        -------
Total from investment operations                  1.67         1.72          (1.30)        (3.09)         (2.31)          4.60
Less distributions:
  Dividends from net investment income           (0.05)        0.00           0.00          0.00          (0.01)         (0.18)
  Distributions from capital gains                0.00         0.00           0.00         (0.61)         (0.05)         (0.83)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                                ------       ------        -------       -------        -------        -------
Total distributions                              (0.05)        0.00           0.00         (0.61)         (0.06)         (1.01)
                                                ------       ------        -------       -------        -------        -------
Net asset value, end of period                  $11.53        $9.91          $8.19         $9.49         $13.19         $15.56
                                                ======       ======        =======       =======        =======        =======
TOTAL RETURN(5)                                 16.87%       21.00%        (13.70%)      (24.56%)       (14.91%)(2)     39.63%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $4,288       $6,058         $4,543       $17,092        $22,454        $25,403
Ratio of expenses to average net assets
  before waivers and reimbursements              1.09%        1.13%          1.13%         1.06%          1.06% (3)      1.11%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.08%(7)     1.13%          1.13%         1.06%          1.06% (3)      1.11%
Ratio of net investment income (loss) to
  average net assets                             0.82%        0.77%          0.31%         0.97%          1.13% (3)      1.07%
Portfolio turnover rate(4)                        143%         138%           175%          158%           121%           128%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.03% for Class Y.


 148                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND -- CLASS Y



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
                                                              ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.02          $8.43          $8.84           $10.00
Income from Investment Operations:
  Net investment income (loss)                                    0.14           0.09           0.09             0.06
  Net realized and unrealized gain (loss) on investments          1.30           4.56          (0.50)           (1.22)
                                                               -------        -------         ------          -------
Total from investment operations                                  1.44           4.65          (0.41)           (1.16)
Less distributions:
  Dividends from net investment income                           (0.05)         (0.06)          0.00             0.00
  Distributions from capital gains                               (0.87)          0.00           0.00             0.00
  Return of capital                                               0.00           0.00           0.00             0.00
                                                               -------        -------         ------          -------
Total distributions                                              (0.92)         (0.06)          0.00             0.00
                                                               -------        -------         ------          -------
Net asset value, end of period                                  $13.54         $13.02          $8.43            $8.84
                                                               =======        =======         ======          =======
TOTAL RETURN(2)                                                 11.80%         55.47%         (4.64%)         (11.60%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $42,449        $25,154           $969             $265
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.41%          1.64%          1.91%            2.92% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.20%(7)       1.20%          1.20%            1.20% (3)
Ratio of net investment income (loss) to average net assets      1.26%          0.93%          0.89%            1.31% (3)
Portfolio turnover rate(4)                                        119%           166%           194%             128%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.15% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    149

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(7)   10/31/2001   10/31/2000(2)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $21.21      $15.88         $16.89        $22.72         $17.94         $12.35
Income from Investment Operations:
  Net investment income (loss)                     0.02        0.00          (0.02)           --(5)       (0.01)         (0.02)
  Net realized and unrealized gain (loss) on
    investments                                    2.20        5.33          (0.99)        (3.90)          5.49           6.18
                                               --------     -------        -------       -------        -------        -------
Total from investment operations                   2.22        5.33          (1.01)        (3.90)          5.48           6.16
Less distributions:
  Dividends from net investment income             0.00        0.00           0.00          0.00           0.00           0.00
  Distributions from capital gains                 0.00        0.00           0.00         (1.93)         (0.70)         (0.57)
  Return of capital                                0.00        0.00           0.00          0.00           0.00           0.00
                                               --------     -------        -------       -------        -------        -------
Total distributions                                0.00        0.00           0.00         (1.93)         (0.70)         (0.57)
                                               --------     -------        -------       -------        -------        -------
Net asset value, end of period                   $23.43      $21.21         $15.88        $16.89         $22.72         $17.94
                                               ========     =======        =======       =======        =======        =======
TOTAL RETURN(6)                                  10.47%      33.56%         (5.98%)      (18.58%)        31.01%(4)      50.87%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $104,534     $83,996        $27,319       $52,576        $62,343        $17,997
Ratio of expenses to average net assets
  before waivers and reimbursements               0.85%       0.90%          0.92%         0.88%          0.96%(3)       0.97%
Ratio of expenses to average net assets
  after waivers and reimbursements                0.85%(8)    0.90%          0.92%         0.88%          0.96%(3)       0.97%
Ratio of net investment income (loss) to
  average net assets                              0.11%      (0.01%)        (0.08%)       (0.03%)        (0.33%)(3)     (0.31%)
Portfolio turnover rate(1)                          52%         70%           109%          116%           110%           123%



(1) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


(2) The fund's fiscal year end changed to October 31st.


(3) Annualized.


(4) Not annualized.


(5) Net Investment Income (Loss) is less than a penny a share.


(6) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(7) Per share amounts have been calculated using average shares outstanding method.


(8) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.84% for Class Y.


 150                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS Y



                                                                             YEAR ENDED:                   PERIOD ENDED:
                                                              ------------------------------------------    4/30/2001-
                                                              10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
                                                              ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.46         $8.39           $8.50           $10.00
Income from Investment Operations:
  Net investment income (loss)                                   (0.01)         0.02            0.01            (0.01)
  Net realized and unrealized gain (loss) on investments          1.66          3.05           (0.12)           (1.49)
                                                                ------        ------          ------          -------
Total from investment operations                                  1.65          3.07           (0.11)           (1.50)
Less distributions:
  Dividends from net investment income                            0.00          0.00            0.00             0.00
  Distributions from capital gains                                0.00          0.00            0.00             0.00
  Return of capital                                               0.00          0.00            0.00             0.00
                                                                ------        ------          ------          -------
Total distributions                                               0.00          0.00            0.00             0.00
                                                                ------        ------          ------          -------
Net asset value, end of period                                  $13.11        $11.46           $8.39            $8.50
                                                                ======        ======          ======          =======
TOTAL RETURN(5)                                                 14.40%        36.59%          (1.29%)         (15.00%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $2,474           $29            $252             $255
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.90%         1.03%           1.02%            1.11% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.90%(7)      1.00%           1.00%            0.95% (3)
Ratio of net investment income (loss) to average net assets     (0.12%)        0.16%           0.23%            0.25% (3)
Portfolio turnover rate(4)                                         46%           56%             40%              28%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.88% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    151

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(5)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $1.00        $1.00         $1.00          $1.00          $1.00         $1.00
Income from Investment Operations:
  Net investment income (loss)                   0.007         .008         0.017           0.04           0.05          0.05
  Net realized and unrealized gain (loss) on
    investments                                   0.00         0.00          0.00           0.00           0.00          0.00
                                                ------       ------        ------        -------        -------        ------
Total from investment operations                 0.007         .008         0.017           0.04           0.05          0.05
Less distributions:
  Dividends from net investment income          (0.007)      (0.008)       (0.017)         (0.04)         (0.05)        (0.05)
  Distributions from capital gains                0.00         0.00          0.00           0.00           0.00          0.00
  Return of capital                               0.00         0.00          0.00           0.00           0.00          0.00
                                                ------       ------        ------        -------        -------        ------
Total distributions                             (0.007)      (0.008)       (0.017)         (0.04)         (0.05)        (0.05)
                                                ------       ------        ------        -------        -------        ------
Net asset value, end of period                   $1.00        $1.00         $1.00          $1.00          $1.00         $1.00
                                                ======       ======        ======        =======        =======        ======
TOTAL RETURN(4)                                  0.72%        0.78%         1.72%          4.49%          4.94%(2)      4.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $9,698       $1,162        $2,815        $33,309        $18,325        $8,953
Ratio of expenses to average net assets
  before waivers and reimbursements              0.56%        0.68%         0.62%          0.61%          0.65%(3)      0.64%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.55%        0.55%         0.55%          0.55%          0.55%(3)      0.55%
Ratio of net investment income (loss) to
  average net assets                             0.96%        0.84%         1.51%          4.08%          5.80%(3)      4.70%
Portfolio turnover rate                            N/A          N/A           N/A            N/A            N/A           N/A


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD SHORT DURATION FUND -- CLASS Y



                                                               PERIOD ENDED:
                                                                11/28/2003-
                                                               10/31/2004(5)
                                                               -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.11
Income from Investment Operations:
  Net investment income (loss)                                       0.30
  Net realized and unrealized gain (loss) on investments            (0.04)
                                                                  -------
Total from investment operations                                     0.26
Less distributions:
  Dividends from net investment income                              (0.30)
  Distributions from capital gains                                   0.00
  Return of capital                                                  0.00
                                                                  -------
Total distributions                                                 (0.30)
                                                                  -------
Net asset value, end of period                                     $10.07
                                                                  =======
TOTAL RETURN(3)                                                     2.62%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $31,429
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    0.61%(1)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    0.60%(1)
Ratio of net investment income (loss) to average net assets         3.03%(1)
Portfolio turnover rate(4)                                           108%


(1) Annualized.

(2) Not annualized.


(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Class Y shares of the fund commenced operations on November 28, 2003.

 152                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $14.83       $10.27         $12.35        $18.50         $20.84         $13.47
Income from Investment Operations:
  Net investment income (loss)                   (0.06)       (0.09)         (0.06)        (0.02)         (0.02)         (0.03)
  Net realized and unrealized gain (loss) on
    investments                                   0.97         4.65          (2.02)        (5.54)         (1.43)          8.70
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  0.91         4.56          (2.08)        (5.56)         (1.45)          8.67
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00           0.00
  Distributions from capital gains                0.00         0.00           0.00         (0.59)         (0.89)         (1.30)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                               0.00         0.00           0.00         (0.59)         (0.89)         (1.30)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $15.74       $14.83         $10.27        $12.35         $18.50         $20.84
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(5)                                  6.14%       44.40%        (16.84%)      (31.02%)        (7.27%)(2)     66.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $15,731      $14,472        $10,834       $33,473        $46,205        $39,536
Ratio of expenses to average net assets
  before waivers and reimbursements              0.99%        1.05%          1.00%         0.95%          0.96% (3)      0.99%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.99%(7)     1.00%          1.00%         0.95%          0.96% (3)      0.99%
Ratio of net investment income (loss) to
  average net assets                            (0.71%)      (0.73%)        (0.53%)       (0.14%)        (0.23%)(3)     (0.46%)
Portfolio turnover rate(4)                        142%         179%           226%          224%           158%           177%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.94% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    153

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $23.06       $15.61         $20.21
Income from Investment Operations:
  Net investment income (loss)                                   (0.02)       (0.08)         (0.08)
  Net realized and unrealized gain (loss) on investments          1.84         7.53          (4.52)
                                                                ------       ------        -------
Total from investment operations                                  1.82         7.45          (4.60)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                                ------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                                ------       ------        -------
Net asset value, end of period                                  $24.88       $23.06         $15.61
                                                                ======       ======        =======
TOTAL RETURN(1)                                                  7.89%       47.72%        (22.77%)(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,788           $1             $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.03%        1.11%          1.06% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.03%(5)     1.10%          1.00% (2)
Ratio of net investment income (loss) to average net assets     (0.47%)      (0.46%)        (0.60%)(2)
Portfolio turnover rate(4)                                        102%         122%            93%



(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(2) Annualized.
(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.02% for Class Y.


 154                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $16.81       $14.15         $17.31        $23.85         $23.99         $19.89
Income from Investment Operations:
  Net investment income (loss)                    0.10         0.12           0.10          0.09           0.05          (0.01)
  Net realized and unrealized gain (loss) on
    investments                                   0.58         2.54          (3.26)        (5.55)          0.02           4.53
                                               -------      -------        -------       -------        -------        -------
Total from investment operations                  0.68         2.66          (3.16)        (5.46)          0.07           4.52
Less distributions:
  Dividends from net investment income            0.00         0.00           0.00          0.00           0.00           0.00
  Distributions from capital gains                0.00         0.00           0.00         (1.08)         (0.21)         (0.42)
  Return of capital                               0.00         0.00           0.00          0.00           0.00           0.00
                                               -------      -------        -------       -------        -------        -------
Total distributions                               0.00         0.00           0.00         (1.08)         (0.21)         (0.42)
                                               -------      -------        -------       -------        -------        -------
Net asset value, end of period                  $17.49       $16.81         $14.15        $17.31         $23.85         $23.99
                                               =======      =======        =======       =======        =======        =======
TOTAL RETURN(5)                                  4.04%       18.80%        (18.26%)      (23.93%)         0.28%(2)      22.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $80,932      $42,894        $34,116       $27,004        $32,123        $31,129
Ratio of expenses to average net assets
  before waivers and reimbursements              0.80%        0.88%          0.85%         0.79%          0.80%(3)       0.91%
Ratio of expenses to average net assets
  after waivers and reimbursements               0.80%(7)     0.88%          0.85%         0.79%          0.80%(3)       0.91%
Ratio of net investment income (loss) to
  average net assets                             0.80%        0.84%          0.58%         0.54%          0.28%(3)       0.36%
Portfolio turnover rate(4)                         29%          37%            48%           38%            38%            34%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.80% for Class Y.


THE HARTFORD MUTUAL FUNDS                                                    155

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TAX-FREE MINNESOTA FUND -- CLASS Y



                                                                     YEAR ENDED:           PERIOD ENDED:
                                                              --------------------------    2/19/2002-
                                                              10/31/2004   10/31/2003(5)    10/31/2002
                                                              ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.47        $10.49          $10.29
Income from Investment Operations:
  Net investment income (loss)                                    0.43          0.40            0.29
  Net realized and unrealized gain (loss) on investments          0.24          0.06            0.20
                                                                ------        ------          ------
Total from investment operations                                  0.67          0.46            0.49
Less distributions:
  Dividends from net investment income                           (0.43)        (0.43)          (0.29)
  Distributions from capital gains                               (0.27)        (0.05)           0.00
  Return of capital                                               0.00          0.00            0.00
                                                                ------        ------          ------
Total distributions                                              (0.70)        (0.48)          (0.29)
                                                                ------        ------          ------
Net asset value, end of period                                  $10.44        $10.47          $10.49
                                                                ======        ======          ======
TOTAL RETURN(1)                                                  6.58%         4.50%           4.92%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $1            $1              $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.85%         0.91%           0.65%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.85%         0.80%           0.65%(2)
Ratio of net investment income (loss) to average net assets      4.07%         3.82%           3.83%(2)
Portfolio turnover rate(4)                                         22%           17%             36%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(2) Annualized.

(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD TAX-FREE NATIONAL FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $11.06       $11.28        $10.99
Income from Investment Operations:
  Net investment income (loss)                                    0.47         0.45          0.33
  Net realized and unrealized gain (loss) on investments          0.32         0.04          0.27
                                                                ------       ------        ------
Total from investment operations                                  0.79         0.49          0.60
Less distributions:
  Dividends from net investment income                           (0.48)       (0.46)        (0.31)
  Distributions from capital gains                               (0.17)       (0.25)         0.00
  Return of capital                                               0.00         0.00          0.00
                                                                ------       ------        ------
Total distributions                                              (0.65)       (0.71)        (0.31)
                                                                ------       ------        ------
Net asset value, end of period                                  $11.20       $11.06        $11.28
                                                                ======       ======        ======
TOTAL RETURN(1)                                                  7.36%        4.53%         5.52%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                            $1           $1            $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 0.91%        1.17%         0.63%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.91%        0.85%         0.63%(2)
Ratio of net investment income (loss) to average net assets      4.23%        4.06%         4.15%(2)
Portfolio turnover rate(4)                                         18%          35%           47%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Annualized.
(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 156                                                   THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS Y



                                                                  YEAR ENDED:                        PERIOD ENDED:
                                              ----------------------------------------------------     1/1/2000-     YEAR ENDED:
                                              10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001   10/31/2000(1)   12/31/1999
                                              ----------   ----------   -------------   ----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $11.24      $10.87         $10.99        $10.22          $9.99         $10.81
Income from investment operations:
  Net investment income (loss)                     0.39        0.53           0.45          0.61           0.54           0.55
  Net realized and unrealized gain (loss) on
    investments                                    0.21        0.50           0.08          0.73           0.20          (0.80)
                                               --------     -------        -------       -------        -------        -------
Total from investment operations                   0.60        1.03           0.53          1.34           0.74          (0.25)
Less distributions:
  Dividends from net investment income            (0.41)      (0.55)         (0.58)        (0.57)         (0.51)         (0.55)
  Distributions from capital gains                (0.37)      (0.11)         (0.07)         0.00           0.00          (0.02)
  Return of capital                                0.00        0.00           0.00          0.00           0.00           0.00
                                               --------     -------        -------       -------        -------        -------
Total distributions                               (0.78)      (0.66)         (0.65)        (0.57)         (0.51)         (0.57)
                                               --------     -------        -------       -------        -------        -------
Net asset value, end of period                   $11.06      $11.24         $10.87        $10.99         $10.22          $9.99
                                               ========     =======        =======       =======        =======        =======
TOTAL RETURN(5)                                   5.64%       9.68%          5.01%        13.46%          7.60%(2)      (2.31%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $101,360     $60,125        $39,778       $43,635        $30,334        $28,052
Ratio of expenses to average net assets
  before waivers and reimbursements               0.74%       0.81%          0.78%         0.75%          0.77%(3)       0.80%
Ratio of expenses to average net assets
  after waivers and reimbursements                0.74%       0.80%          0.78%         0.75%          0.77%(3)       0.80%
Ratio of net investment income (loss) to
  average net assets                              3.48%       3.82%          5.16%         5.50%          6.34%(3)       5.77%
Portfolio turnover rate(4)                         171%        199%           149%          196%           140%           113%


(1) The fund's fiscal year end changed to October 31st.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $9.68        $9.89          $9.50
Income from Investment Operations:
  Net investment income (loss)                                   0.44         0.45           0.32
  Net realized and unrealized gain (loss) on investments        (0.02)       (0.20)          0.36
                                                                -----        -----          -----
Total from investment operations                                 0.42         0.25           0.68
Less distributions:
  Dividends from net investment income                          (0.44)       (0.46)         (0.29)
  Distributions from capital gains                               0.00         0.00           0.00
  Return of capital                                              0.00         0.00           0.00
                                                                -----        -----          -----
Total distributions                                             (0.44)       (0.46)         (0.29)
                                                                -----        -----          -----
Net asset value, end of period                                  $9.66        $9.68          $9.89
                                                                =====        =====          =====
TOTAL RETURN(1)                                                 4.48%        2.51%          7.32%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $1           $1             $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.83%        0.87%          0.74%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.83%        0.80%          0.74%(2)
Ratio of net investment income (loss) to average net assets     4.51%        4.50%          4.36%(2)
Portfolio turnover rate(4)                                       110%         108%           218%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(2) Annualized.

(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of the shares issued.

THE HARTFORD MUTUAL FUNDS                                                    157

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS Y



                                                                               YEAR ENDED:                    PERIOD ENDED:
                                                              ---------------------------------------------    4/30/2001-
                                                              10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
                                                              -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $8.95          $7.64            $9.04         $10.00
Income from Investment Operations:
  Net investment income (loss)                                      0.10           0.16             0.09           0.05
  Net realized and unrealized gain (loss) on investments            0.77           1.25            (1.44)         (1.01)
                                                                 -------         ------          -------         ------
Total from investment operations                                    0.87           1.41            (1.35)         (0.96)
Less distributions:
  Dividends from net investment income                             (0.11)         (0.10)            0.00           0.00
  Distributions from capital gains                                  0.00           0.00            (0.05)          0.00
  Return of capital                                                 0.00           0.00             0.00           0.00
                                                                 -------         ------          -------         ------
Total distributions                                                (0.11)         (0.10)           (0.05)          0.00
                                                                 -------         ------          -------         ------
Net asset value, end of period                                     $9.71          $8.95            $7.64          $9.04
                                                                 =======         ======          =======         ======
TOTAL RETURN(5)                                                    9.76%         18.66%          (15.05%)        (9.60%)(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $21,373            $27             $230           $271
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   0.91%          1.00%            0.98%          1.09% (3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.91%(7)       1.00%            0.98%          1.00% (3)
Ratio of net investment income (loss) to average net assets        1.32%          1.46%            1.09%          0.98% (3)
Portfolio turnover rate(4)                                           34%            35%              35%            12%


(1) The fund became effective and open for investment on April 30, 2001.
(2) Not annualized.
(3) Annualized.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(6) Per share amounts have been calculated using average shares outstanding method.

(7) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 0.90% for Class Y.


THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS Y



                                                                    YEAR ENDED:         PERIOD ENDED:
                                                              -----------------------    2/19/2002-
                                                              10/31/2004   10/31/2003    10/31/2002
                                                              ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $12.22        $9.30         $11.73
Income from Investment Operations:
  Net investment income (loss)                                    0.01         0.01           0.05
  Net realized and unrealized gain (loss) on investments          1.94         2.91          (2.48)
                                                               -------       ------        -------
Total from investment operations                                  1.95         2.92          (2.43)
Less distributions:
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00           0.00
  Return of capital                                               0.00         0.00           0.00
                                                               -------       ------        -------
Total distributions                                               0.00         0.00           0.00
                                                               -------       ------        -------
Net asset value, end of period                                  $14.17       $12.22          $9.30
                                                               =======       ======        =======
TOTAL RETURN(1)                                                 15.96%       31.40%        (20.75%)(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $10,101           $1             $1
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.16%        1.33%          1.13% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.16%(5)     1.25%          1.00% (2)
Ratio of net investment income (loss) to average net assets      0.34%        0.08%          0.49% (2)
Portfolio turnover rate(4)                                         52%          57%            70%


(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Annualized.
(3) Not Annualized.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(5) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursement. Had the commission recapture been included, the ratio would have been 1.15% for Class Y.


 158                                                   THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

THE HARTFORD MUTUAL FUNDS                                                    159

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


 160                                                   THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------


                                                              CLASS    FUND     CUSIP
NAME                                                          SHARES   CODE    NUMBER     SYMBOL
----                                                          ------   ----   ---------   ------
The Hartford Advisers Fund                                      Y      213    416645786   IHAYX
The Hartford Capital Appreciation Fund                          Y      216    416645604   HCAYX
The Hartford Disciplined Equity Fund                            Y      260    416645653   HGIYX
The Hartford Dividend and Growth Fund                           Y      225    416645828   HDGYX
The Hartford Equity Income Fund                                 Y      1661   416648855   HQIYX
The Hartford Focus Fund                                         Y      1272   416646867   HFFYX
The Hartford Global Communications Fund                         Y      1227   416645323   HGCYX
The Hartford Global Financial Services Fund                     Y      1223   416645273   HGFYX
The Hartford Global Health Fund                                 Y      1613   416645364   HGHYX
The Hartford Global Leaders Fund                                Y      315    416645497   HGLYX
The Hartford Global Technology Fund                             Y      1609   416645414   HGTYX
The Hartford Growth Fund                                        Y      1231   416529626   HGWYX
The Hartford Growth Opportunities Fund                          Y      1621   416529816   HGOYX
The Hartford High Yield Fund                                    Y      204    416645455   HAHYX
The Hartford Income Fund                                        Y      1641   416648848   HTIYX
The Hartford Inflation Plus Fund                                Y      1649   416648830   HIPYX
The Hartford International Capital Appreciation Fund            Y      1276   416646800   HNCYX
The Hartford International Opportunities Fund                   Y      209    416645885   HAOYX
The Hartford International Small Company Fund                   Y      1280   416646883   HNSYX
The Hartford MidCap Fund                                        Y      229    416645687   HMDYX
The Hartford MidCap Value Fund                                  Y      1284   416646875   HMVYX
The Hartford Money Market Fund                                  Y      201    416645729   HAYXX
The Hartford Short Duration Fund                                Y      1645   416648822   HSDYX
The Hartford Small Company Fund                                 Y      979    416645307   HSCYX
The Hartford SmallCap Growth Fund                               Y      1625   416529808   HSLYX
The Hartford Stock Fund                                         Y      222    416645851   HASYX
The Hartford Tax-Free California Fund                           Y      N/A          N/A   N/A
The Hartford Tax-Free Minnesota Fund                            Y      1629   416529527   HTMYX
The Hartford Tax-Free National Fund                             Y      1633   416529428   HTNYX
The Hartford Tax-Free New York Fund                             Y      N/A          N/A   N/A
The Hartford Total Return Bond Fund                             Y      219    416645752   HABYX
The Hartford U.S. Government Securities Fund                    Y      1637   416529329   HUSYX
The Hartford Value Fund                                         Y      1288   416646701   HVFYX
The Hartford Value Opportunities Fund                           Y      1617   416529717   HVOYX


THE HARTFORD MUTUAL FUNDS                                                    161

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/ semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102


Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.


ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

                                   """"PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C and CLASS Y SHARES

                           THE HARTFORD ADVISERS FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
                      THE HARTFORD DISCIPLINED EQUITY FUND
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                         THE HARTFORD EQUITY INCOME FUND
                             THE HARTFORD FOCUS FUND
                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                         THE HARTFORD GLOBAL HEALTH FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                          THE HARTFORD HIGH YIELD FUND
                            THE HARTFORD INCOME FUND
                        THE HARTFORD INFLATION PLUS FUND
              THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                  THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                            THE HARTFORD MIDCAP FUND
                         THE HARTFORD MIDCAP VALUE FUND
                         THE HARTFORD MONEY MARKET FUND
                        THE HARTFORD SHORT DURATION FUND
                         THE HARTFORD SMALL COMPANY FUND
                             THE HARTFORD STOCK FUND
                      THE HARTFORD TAX-FREE CALIFORNIA FUND
                       THE HARTFORD TAX-FREE NEW YORK FUND
                       THE HARTFORD TOTAL RETURN BOND FUND
                             THE HARTFORD VALUE FUND

                         THE HARTFORD MUTUAL FUNDS, INC.
                       CLASS A, CLASS B and CLASS C SHARES

                 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
                       THE HARTFORD GROWTH ALLOCATION FUND
                      THE HARTFORD BALANCED ALLOCATION FUND
                    THE HARTFORD CONSERVATIVE ALLOCATION FUND
                       THE HARTFORD INCOME ALLOCATION FUND

                       THE HARTFORD MUTUAL FUNDS II, INC.
                  CLASS A, CLASS B, CLASS C, CLASS E, CLASS H,
                 CLASS L, CLASS M, CLASS N, CLASS Y and CLASS Z

                            THE HARTFORD GROWTH FUND
                     THE HARTFORD GROWTH OPPORTUNITIES FUND
                        THE HARTFORD SMALLCAP GROWTH FUND
                      THE HARTFORD TAX-FREE MINNESOTA FUND
                       THE HARTFORD TAX-FREE NATIONAL FUND

                  THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                      THE HARTFORD VALUE OPPORTUNITIES FUND

                                 P.O. Box 64387
                             St. Paul, MN 55164-0387

This combined Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the relevant Fund and class thereof. The Funds' audited financial statements as of October 31, 2004 appearing in the Companies' (as hereinafter defined) Annual Reports to Shareholders are incorporated herein by reference. A free copy of each Annual/Semi-Annual Report and each prospectus is available upon request by writing to: The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, by calling 1-888-843-7824, or on the Funds' website at www.hartfordinvestor.com.

Class Y shares for each of The Hartford Tax-Free California Fund and The Hartford Tax-Free New York Fund are not currently available.


Date of Prospectuses: March 1, 2005
Date of Statement of Additional Information: March 1, 2005

         TABLE OF CONTENTS                            PAGE
------------------------------------------------      ----
GENERAL INFORMATION.............................         1

INVESTMENT OBJECTIVES AND POLICIES..............         3

FUND MANAGEMENT.................................        49

INVESTMENT MANAGEMENT ARRANGEMENTS..............        88

PORTFOLIO MANAGERS..............................       100

PORTFOLIO TRANSACTIONS AND BROKERAGE............       112

FUND EXPENSES...................................       115

DISTRIBUTION ARRANGEMENTS.......................       115

PURCHASE AND REDEMPTION OF SHARES...............       122

DETERMINATION OF NET ASSET VALUE................       127

CAPITALIZATION AND VOTING RIGHTS................       128

TAXES...........................................       129

PRINCIPAL UNDERWRITER...........................       137

CUSTODIAN.......................................       137

TRANSFER AGENT..................................       137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...       137

OTHER INFORMATION...............................       137

PROXY VOTING POLICIES AND PROCEDURES............       137

FINANCIAL STATEMENTS............................       138

APPENDIX........................................       A-1

                               GENERAL INFORMATION

      The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company" and together, the "Companies") are open-end management investment companies consisting of thirty-six and seven separate investment portfolios or mutual funds (each, a "Fund" and together, the "Funds"), respectively. This SAI relates to all of the Funds listed on the front cover page. The Hartford Mutual Funds, Inc. was organized as a Maryland corporation on March 21, 1996. The Hartford Mutual Funds II, Inc. was organized as a Maryland corporation on March 23, 2001 and acquired the assets of each of its series by virtue of a reorganization effected November 30, 2001. Prior to the reorganization, SmallCap Growth Fund (formerly Fortis Capital Appreciation Portfolio) was a series of Fortis Advantage Portfolios, Inc., a Minnesota corporation, Growth Opportunities Fund (formerly Fortis Growth Fund) was a series of Fortis Growth Fund, Inc., a Minnesota corporation, Value Opportunities Fund and Growth Fund (formerly Fortis Value Fund and Fortis Capital Fund, respectively) were each a series of Fortis Equity Portfolios, Inc., a Minnesota corporation, Tax-Free Minnesota Fund and Tax-Free National Fund (formerly Fortis Tax-Free Minnesota Portfolio and Fortis Tax-Free National Portfolio, respectively) were each a series of Fortis Tax-Free Portfolios, Inc., a Minnesota corporation, and U.S. Government Securities Fund (formerly Fortis U.S. Government Securities Fund) was a series of Fortis Income Portfolios, Inc., a Minnesota corporation.

      The Companies issue separate series of shares of stock for each Fund representing a fractional undivided interest in that Fund. With exception of the funds of funds (as defined below), each series of The Hartford Mutual Funds, Inc. (the "Hartford Funds") issues shares in four different classes: Class A, Class B, Class C and Class Y. The Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund are sometimes referred to as the "funds of funds." Each of the funds of funds is a separate series of The Hartford Mutual Funds, Inc., and each issues shares in three classes: Class A, Class B and Class C. Each of the funds of funds is a diversified fund, and each diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Mutual Funds (as identified below under sub-heading "D. Investment Objectives of the Funds of Funds," the "Underlying Funds"). Each series of The Hartford Mutual Funds II, Inc. (the "New Hartford Funds") issues shares in ten classes: Class A, Class B, Class C, Class Y, Class E, Class H, Class L, Class M, Class N and Class Z.

      Class E, H, L, M, N and Z shares are offered through a separate prospectus describing all these classes. Class A, B and C shares are offered through one prospectus describing those classes, while Class Y shares are offered through another prospectus describing that class. This SAI relates to Class A, B, C, E, H, L, M, N, Y and Z shares.

      Class Y shares for each of Tax-Free California Fund and Tax-Free New York Fund are not currently available. As of August 16, 2004, MidCap Fund no longer offered Class A, B and C shares except as follows. MidCap Fund will continue to offer and sell shares to investors who participate in wrap-fee or similar programs in connection with certain investment platforms. Currently, the wrap-fee programs that qualify are those with Strategic Advisers, Inc. (that are cleared through National Financial Services), the Raymond James Freedom Wrap Account, and the A.G. Edwards Professional Fund Advisor (PFA) Wrap Account. MidCap Fund will continue to offer and sell shares: (1) through ACH and other similar systematic, investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included MidCap Fund as an investment option prior to August 16, 2004. As of August 16, 2004, MidCap Value Fund no longer offered Class A, B and C shares except as follows. MidCap Value Fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends. As of August 16, 2004, Small Company Fund no longer offered Class A, B and C shares except as follows. Small Company Fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included (or offered) Small Company Fund as an investment option prior to August 16, 2004.

      Each Fund, except the Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is a diversified fund. The Focus Fund, Global Communications Fund, Global Financial Services Fund, Global

Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund are non-diversified funds.


      Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $259.7 billion in assets as of December 31, 2004. In addition, Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") are sub-advisers to certain Funds and provide the day-to-day investment management of such Funds. Hartford Investment Management is a wholly-owned subsidiary of The Hartford.


      The commencement of operations date for each Fund is indicated below:

Advisers Fund                              July 22, 1996
Capital Appreciation Fund                  July 22, 1996
Disciplined Equity Fund                    April 30, 1998
Dividend and Growth Fund                   July 22, 1996
Equity Income Fund                         August 28, 2003
Focus Fund                                 May 24, 2001
Global Communications Fund                 October 31, 2000
Global Financial Services Fund             October 31, 2000
Global Health Fund                         May 1, 2000
Global Leaders Fund                        September 30, 1998
Global Technology Fund                     May 1, 2000
Growth Fund*                               June 8, 1949
Growth Opportunities Fund*                 March 31, 1963
High Yield Fund                            September 30, 1998
Income Fund                                October 31, 2002
Inflation Plus Fund                        October 31, 2002
International Capital Appreciation Fund    April 30, 2001
International Opportunities Fund           July 22, 1996
International Small Company Fund           April 30, 2001
MidCap Fund                                December 31, 1997
MidCap Value Fund                          April 30, 2001
Money Market Fund                          July 22, 1996
Short Duration Fund                        October 31, 2002
Small Company Fund                         July 22, 1996
SmallCap Growth Fund*                      January 4, 1988
Stock Fund                                 July 22, 1996
Tax-Free California Fund                   October 31, 2002
Tax-Free Minnesota Fund*                   March 17, 1986
Tax-Free National Fund*                    March 17, 1986
Tax-Free New York Fund                     October 31, 2002
Total Return Bond Fund                     July 22, 1996
U.S. Government Securities Fund*           February 28, 1973
Value Fund                                 April 30, 2001
Value Opportunities Fund*                  January 2, 1996
Aggressive Growth Allocation Fund          May 28, 2004
Growth Allocation Fund                     May 28, 2004
Balanced Allocation Fund                   May 28, 2004
Conservative Allocation Fund               May 28, 2004
Income Allocation Fund                     May 28, 2004

* Prior to their reorganization as a series of a Maryland corporation on November 30, 2001, these Funds were organized as either a Minnesota corporation or a portfolio of a Minnesota corporation, as stated above.

      The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

      With respect to percentage restrictions on investments described in this SAI or in any prospectus, except with respect to the limitations on borrowing from banks set forth below under "Fundamental Restrictions of the Funds," if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of such restrictions.

A.    FUNDAMENTAL RESTRICTIONS OF THE FUNDS

      Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

      Each Fund, except the Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, has elected to be classified as a diversified series of an open-end management investment company. The Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

      A non-diversified fund, such as the Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

      The investment objective and principal investment strategies of each Fund are set forth in their respective prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by the principal non-fundamental restrictions and policies applicable to each Fund.

ADVISERS FUND, DIVIDEND AND GROWTH FUND, EQUITY INCOME FUND, FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL LEADERS FUND, GROWTH FUND, GROWTH OPPORTUNITIES FUND, HIGH YIELD FUND, INCOME FUND, INFLATION PLUS FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL OPPORTUNITIES FUND, INTERNATIONAL SMALL COMPANY FUND, MIDCAP FUND, MIDCAP VALUE FUND, MONEY MARKET FUND, SHORT DURATION FUND, SMALL COMPANY FUND, TAX-FREE CALIFORNIA FUND, TAX-FREE MINNESOTA FUND, TAX-FREE NATIONAL FUND, TAX-FREE NEW YORK FUND, TOTAL RETURN BOND FUND, U.S. GOVERNMENT SECURITIES FUND, VALUE FUND AND VALUE OPPORTUNITIES FUND

      Each Fund:

      1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      2. will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to the Global Communications Fund and Global Financial Services Fund. The Global Communications Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: telecommunication services and media. The Global Financial Services Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: banks, diversified financials, and insurance. With respect to Tax-Free California Fund, Tax-Free National Fund, Tax-Free New York Fund and Tax-Free Minnesota Fund, tax exempt securities are not subject to this limitation unless they are backed by the assets and revenues of non-governmental issuers; this limitation will not apply to tax exempt securities that have been refunded with U.S. government securities;

      3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

      4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

      5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

      6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

      In addition, under normal circumstances, the Tax-Free California Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and California individual income tax.

      In addition, under normal circumstances, the Tax-Free Minnesota Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and Minnesota individual income tax.

      In addition, under normal circumstances, the Tax-Free National Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

      In addition, under normal circumstances, the Tax-Free New York Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and New York State and New York City individual income tax.

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND AND STOCK FUND

      Each Fund:

      1. will not issue senior securities;

      2. will not borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act;

      3. will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). This restriction does not apply to the Global Health Fund and Global Technology Fund. Nevertheless, the Global Health Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals, medical products, and health services. Likewise, the Global Technology Fund normally invests at least 25% of its total assets, in the aggregate, in the following industries: computers and computer equipment, software and computer services, electronics, and communication equipment;

      4. will not make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law;

      5. will not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

      6. will not purchase or sell real estate, except that a Fund may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein (e.g. real estate investment trusts), (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships;

      7. will not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts; and

      8. with respect to 75% of a Fund's total assets, except Global Health Fund and Global Technology Fund, will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

      (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

      (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

SMALLCAP GROWTH FUND

      The Fund:

      1. will not purchase securities on margin or otherwise borrow money or issue senior securities, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued and delayed delivery basis, within the limitations set forth in the Prospectus and Statement of Additional Information. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from banks, for the account of the Fund, as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the Fund's total assets. No additional investment securities may be purchased by the Fund while outstanding borrowings exceed 5% of the value of the Fund's total assets;

      2. will not mortgage, pledge or hypothecate its assets, except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing;

      3. will not invest in commodities or commodity contracts, other than for hedging purposes only;

      4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

      5. will not participate on a joint or a joint and several basis in any securities trading account;

      6. will not invest in real estate, except the Fund may invest in securities issued by companies owning real estate or interests therein;

      7. will not make loans to other persons. Repurchase agreements, the lending of securities and the acquiring of debt securities in accordance with the Prospectus and Statement of Additional Information are not considered to be "loans" for this purpose;

      8. will not concentrate its investments in any particular industry, except that (i) it may invest up to 25% of the value of its total assets in any particular industry, and (ii) there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.; (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies such as CIT Financial Corp., Commercial Credit Corporation and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit, Inc., Mobil Oil Credit Corp. and Texaco Financial Services, Inc.;

      9. will not purchase from or sell to any officer, director, or employee of the Company, or the Fund's adviser or underwriter, or any of their officers or directors, any securities other than shares of the Fund's common stock; and

      10. will not make short sales, except for sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND

      Each Fund will not:

      1. Borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

      2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; except that the Fund may invest more than 25% of its assets in any one Underlying Fund.

      3. Make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

      4. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

      6. Purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

      With respect to investment restriction number 2, in accordance with each fund of funds' investment program as set forth in the prospectus, a fund of funds may invest more than 25% of its assets in any one Underlying

Fund. Each fund of funds treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction. Each of the Underlying Funds will not concentrate more than 25% of its total assets in any one industry.

      Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the funds of funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund of funds to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above. The investment restrictions of each Underlying Fund are set forth in this SAI.

      For each Fund, and except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

B.    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

      The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

      Each Fund may not:

      1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse purchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

      2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      3. Purchase securities while outstanding borrowings exceed 5% of a Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

      4. Sell securities short except for short sales against the box.

      5. Invest more than 20% of the value of its total assets (25% of the value of its total assets in the case of Income Fund, 35% of the value of its total assets in the case of Capital Appreciation Fund and 35% of the value of its net assets in the case of Inflation Plus Fund) in the securities of foreign issuers (30% for High Yield Fund and Total Return Bond Fund and 25% for Short Duration
Fund) and non-dollar securities (10% for High Yield Fund and Total Return Bond
Fund). This policy does not apply to the funds of funds, Money Market Fund or to Funds with the words Global or International in their name.

      6. Except for the Inflation Plus Fund and Money Market Fund, invest more than 15% of the Fund's net assets in illiquid securities (10% for the Inflation Plus Fund and Money Market Fund).

      7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

      For each Fund, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

C.    NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

      Each Fund must:

      1. Maintain its assets so that, at the close of each quarter of its taxable year,


            (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,



            (b) no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.


      These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.    INVESTMENT OBJECTIVES OF THE FUNDS OF FUNDS

      The funds of funds are professionally managed funds which allocate their assets in a combination of other Hartford Mutual Funds: domestic and international funds and fixed income funds (Underlying Funds). The funds of funds differ primarily due to their asset allocation among these fund types.

      The investment objectives of the funds of funds are as follows:

      AGGRESSIVE GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity funds.

      GROWTH ALLOCATION FUND: the Fund seeks long-term capital appreciation. The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in fixed income funds.

      BALANCED ALLOCATION FUND: the Fund seeks long-term capital appreciation and income. The Fund seeks its goal through investment in a combination of domestic and international equity funds and fixed income funds.

      CONSERVATIVE ALLOCATION FUND: the Fund seeks current income and long-term capital appreciation. The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity funds.

      INCOME ALLOCATION FUND: the Fund seeks current income and, as a secondary objective, capital preservation. The Fund seeks its goals through investment in a combination of fixed income funds.

      Each fund of funds' investment performance and its ability to achieve its investment objective is directly related to the performance of the Underlying Funds in which it invests. Because each fund of funds invests in the Underlying Funds, investors in each will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the fund of funds allocates to the Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Underlying Funds are described in the Funds' prospectuses. To request a copy of a prospectus, contact The Hartford Mutual Funds at 1-888-843-7824.

      HIFSCO allocates each fund of fund's assets among the Underlying Funds based upon a number of factors, including HIFSCO's asset allocation strategies and the investment performance of each Underlying Fund. Because certain Underlying Funds are more profitable to HIFSCO than others, HIFSCO may have an incentive to allocate more of a fund of fund's assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds. HIFSCO does not, however, consider the profitability of the Underlying Funds in making investment decisions for the funds of funds.

      The following is a list of the Underlying Funds in which the funds of funds may invest. HIFSCO may modify the asset allocation strategy for any fund of funds and modify the selection of Underlying Funds for any fund of funds from time to time if it believes that doing so would better enable the fund of funds to pursue its investment goal.


           AGGRESSIVE GROWTH                                 GROWTH                                       BALANCED
            ALLOCATION FUND                             ALLOCATION FUND                               ALLOCATION FUND
---------------------------------------   -------------------------------------------   --------------------------------------------
Hartford Advisers Fund                    Hartford Advisers Fund                        Hartford Advisers Fund
Hartford Capital Appreciation Fund        Hartford Capital Appreciation Fund            Hartford Capital Appreciation Fund
Hartford Disciplined Equity Fund          Hartford Disciplined Equity Fund              Hartford Disciplined Equity Fund
Hartford Dividend and Growth Fund         Hartford Dividend and Growth Fund             Hartford Dividend and Growth Fund
Hartford Equity Income Fund               Hartford Equity Income Fund                   Hartford Equity Income Fund
Hartford Focus Fund                       Hartford Focus Fund                           Hartford Focus Fund
Hartford Global Communications Fund       Hartford Global Communications Fund           Hartford Global Communications Fund
Hartford Global Financial Services Fund   Hartford Global Financial Services Fund       Hartford Global Financial Services Fund
Hartford Global Health Fund               Hartford Global Health Fund                   Hartford Global Health Fund
Hartford Global Leaders Fund              Hartford Global Leaders Fund                  Hartford Global Leaders Fund
Hartford Global Technology Fund           Hartford Global Technology Fund               Hartford Global Technology Fund
Hartford Growth Fund                      Hartford Growth Fund                          Hartford Growth Fund
Hartford Growth Opportunities Fund        Hartford Growth Opportunities Fund            Hartford Growth Opportunities Fund
Hartford International Capital            Hartford High Yield Fund                      Hartford High Yield Fund
   Appreciation Fund                      Hartford Income Fund                          Hartford Income Fund
Hartford International Opportunities      Hartford Inflation Plus Fund                  Hartford Inflation Plus Fund
   Fund                                   Hartford International Capital Appreciation   Hartford International Capital Appreciation
Hartford International Small Company         Fund                                          Fund
   Fund                                   Hartford International Opportunities Fund     Hartford International Opportunities Fund
Hartford MidCap Fund                      Hartford International Small Company Fund     Hartford International Small Company Fund
Hartford MidCap Value Fund                Hartford MidCap Fund                          Hartford MidCap Fund
Hartford Select MidCap Growth Fund*       Hartford MidCap Value Fund                    Hartford MidCap Value Fund
Hartford Small Company Fund               Hartford Money Market Fund                    Hartford Money Market Fund
Hartford SmallCap Growth Fund             Hartford Select MidCap Growth Fund*           Hartford Select MidCap Growth Fund*
Hartford Stock Fund                       Hartford Short Duration Fund                  Hartford Short Duration Fund
Hartford Value Fund                       Hartford Small Company Fund                   Hartford Small Company Fund
Hartford Value Opportunities Fund         Hartford SmallCap Growth Fund                 Hartford SmallCap Growth Fund
                                          Hartford Stock Fund                           Hartford Stock Fund
                                          Hartford Total Return Bond Fund               Hartford Total Return Bond Fund
                                          Hartford U.S. Government Securities Fund      Hartford U.S. Government Securities Fund
                                          Hartford Value Fund                           Hartford Value Fund
                                          Hartford Value Opportunities Fund             Hartford Value Opportunities Fund

              CONSERVATIVE                                INCOME
             ALLOCATION FUND                          ALLOCATION FUND
---------------------------------------   ----------------------------------------
Hartford Advisers Fund                    Hartford High Yield Fund
Hartford Capital Appreciation Fund        Hartford Income Fund
Hartford Disciplined Equity Fund          Hartford Inflation Plus Fund
Hartford Dividend and Growth Fund         Hartford Money Market Fund
Hartford Equity Income Fund               Hartford Short Duration Fund
Hartford Focus Fund                       Hartford Total Return Bond Fund
Hartford Global Communications Fund       Hartford U.S. Government Securities Fund
Hartford Global Financial Services Fund
Hartford Global Health Fund
Hartford Global Leaders Fund
Hartford Global Technology Fund
Hartford Growth Fund
Hartford Growth Opportunities Fund
Hartford High Yield Fund
Hartford Income Fund
Hartford Inflation Plus Fund
Hartford International Capital
   Appreciation Fund
Hartford International Opportunities
  Fund
Hartford International Small Company
  Fund
Hartford MidCap Fund
Hartford MidCap Value Fund
Hartford Money Market Fund
Hartford Select MidCap Growth Fund*
Hartford Short Duration Fund
Hartford Small Company Fund
Hartford SmallCap Growth Fund
Hartford Stock Fund
Hartford Total Return Bond Fund
Hartford U.S. Government Securities
  Fund
Hartford Value Fund
Hartford Value Opportunities Fund



*Offered pursuant to another SAI.



      The following is a list of the Underlying Funds in which the funds of funds invested in as of December 31, 2004. HIFSCO may modify the asset allocation strategy for any fund of funds and modify the selection of Underlying Funds for any fund of funds from time to time if it believes that doing so would better enable the fund of funds to pursue its investment goal.


           AGGRESSIVE GROWTH                        GROWTH                            BALANCED
            ALLOCATION FUND                    ALLOCATION FUND                     ALLOCATION FUND
----------------------------------   -----------------------------------   ----------------------------------
Hartford Capital Appreciation Fund   Hartford Capital Appreciation Fund    Hartford Capital Appreciation Fund
Hartford Disciplined Equity Fund     Hartford Disciplined Equity Fund      Hartford Disciplined Equity Fund
Hartford Dividend and Growth Fund    Hartford Dividend and Growth Fund     Hartford Dividend and Growth Fund
Hartford Global Leaders Fund         Hartford Global Leaders Fund          Hartford Global Leaders Fund

           AGGRESSIVE GROWTH                       GROWTH                             BALANCED
            ALLOCATION FUND                    ALLOCATION FUND                     ALLOCATION FUND
----------------------------------   -----------------------------------   ----------------------------------
Hartford Growth Fund                 Hartford Growth Fund                  Hartford Growth Fund

Hartford International Capital                                             Hartford Growth Opportunities Fund
                                     Hartford Inflation Plus Fund
    Appreciation Fund                Hartford International Capital        Hartford High Yield Fund
Hartford International Small             Appreciation Fund                 Hartford Income Fund
    Company Fund                     Hartford International Small          Hartford Inflation Plus Fund
Hartford MidCap Value Fund               Company Fund
                                                                           Hartford International Capital
Hartford Small Company Fund          Hartford MidCap Value Fund                Appreciation Fund

Hartford SmallCap Growth Fund        Hartford Short Duration Fund          Hartford MidCap Value Fund

Hartford Value Fund                  Hartford Small Company Fund           Hartford Money Market Fund

Hartford Value Opportunities Fund    Hartford SmallCap Growth Fund         Hartford Short Duration Fund

                                     Hartford Total Return Bond Fund       Hartford Small Company Fund
                                     Hartford U.S. Government Securities   Hartford SmallCap Growth Fund
                                         Fund                              Hartford Stock Fund
                                     Hartford Value Fund                   Hartford Total Return Bond Fund
                                     Hartford Value Opportunities Fund     Hartford Value Fund
                                                                           Hartford Value Opportunities Fund



           CONSERVATIVE                            INCOME
         ALLOCATION FUND                      ALLOCATION FUND
----------------------------------   -------------------------------
Hartford Capital Appreciation Fund   Hartford High Yield Fund

Hartford Disciplined Equity Fund     Hartford Income Fund
Hartford Global Leaders Fund         Hartford Inflation Plus Fund

Hartford High Yield Fund             Hartford Money Market Fund
Hartford Income Fund                 Hartford Short Duration Fund
Hartford Inflation Plus Fund         Hartford Total Return Bond Fund
Hartford International Capital
   Appreciation Fund
Hartford MidCap Value Fund
Hartford Money Market Fund
Hartford Short Duration Fund
Hartford SmallCap Growth Fund

Hartford Stock Fund

Hartford Total Return Bond Fund
Hartford Value Opportunities Fund


E.    MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

      The investment objective and principal investment strategies for each Fund are discussed in the Fund's prospectuses. As stated above, because each fund of funds invests in the Underlying Funds, investors in each fund of funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each fund of funds allocates to the Underlying Fund pursuing such strategies. Accordingly, each fund of funds is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. A further description of certain investment strategies used by various Funds (or by the Underlying Funds in the case of a fund of funds) is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

      For purposes of this sub-heading E only, the term "Funds" is defined as each of the Funds (except the funds of funds) listed on the front cover page, which includes the Underlying Funds in which the funds of funds may invest.

      Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Funds may engage or a financial instrument which the Funds may purchase are meant to describe the spectrum of investments that a Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies and restrictions. The subadviser, in its discretion, may employ such practice, technique or instrument for one or more Funds, but not for all Funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

      MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market Fund, which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Hartford Investment Management or Wellington Management, subject to the overall supervision of HIFSCO. The Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

      Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

      REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

      Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's board of directors has delegated to Hartford Investment Management and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

      Hartford Investment Management or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

      REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value.

      INFLATION-PROTECTED DEBT SECURITIES Each Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

      The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.


      DEBT SECURITIES Each Fund is permitted to invest in debt securities including, among others: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities (except for Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund), (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (except for Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York
Fund), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers (except for Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund)), and (6) commercial mortgage-backed securities (except for Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund).

      INVESTMENT GRADE DEBT SECURITIES The Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by Hartford Investment Management or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Hartford Investment Management or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that a Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

      HIGH YIELD-HIGH RISK DEBT SECURITIES The Total Return Bond Fund is permitted to invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. The Income Fund, Inflation Plus Fund, International Small Company Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund are permitted to invest up to 40%, 20%, 15%, 20%, 20%, 20% and 20%, respectively, of their total assets (net assets in the case of Inflation Plus Fund) in fixed income securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch or of comparable quality if not rated. Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management. Each of the other Funds, except Money Market Fund, Short Duration Fund and U.S. Government Securities Fund, is permitted to invest up to 5% of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

      Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Hartford Investment Management or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.


      LOAN PARTICIPATIONS AND BANK LOANS The High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund may invest up to 10% of total assets in bank loans or participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid and may be difficult to value.

      The High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund will acquire loan participations only if the lender interpositioned between a Fund and the borrower is determined by Hartford Investment Management to be creditworthy. Loan participations typically will result in the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund having a contractual relationship only with the lender that sold the participation, not with the borrower. The High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

      If the High Yield Fund, Income Fund, Inflation Plus Fund or Total Return Bond Fund purchase a bank loan, the Fund may not be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. Purchasers of bank loans depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the High Yield Fund, Income Fund, Inflation Plus Fund or Total Return Bond Fund do not receive scheduled interest or principal payments on such indebtedness, such Fund's share price and yield could be adversely affected. Bank loans that are fully secured offer a Fund more protection than an unsecured bank loan in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured bank loan would satisfy the borrower's obligations, or that the collateral can be liquidated.

      Investments in bank loans through a direct assignment of the financial institution's interest with respect to the bank loan may involve additional risks to the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund. For example, if a bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the High Yield Fund, Income Fund, Inflation Plus Fund or Total Return Bond Fund could be held liable as co-lenders.

      It is unclear whether the securities laws offer protection against fraud and misrepresentation to a purchaser of bank loans. In the absence of definitive legal guidance, the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund will rely on Hartford Investment Management's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect these Funds. Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect fund performance.

      Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund bear a substantial risk of losing the entire amount invested.

      Bank loans may be structured to include both term loans, which are generally fully funded at the time of the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund's investments, and revolving credit facilities, which would require these Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower's demand.

      A financial institution's employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of the High Yield Fund, Income Fund, Inflation Plus Fund or Total Return Bond Fund were determined to be subject to the claims of the agent bank's general creditors, such Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

      The High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund's investments in loan participations and bank loans may be subject to a Fund's limitations on investments in illiquid securities and, to the extent applicable, its limitations on investments in securities rated below investment grade. The High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund may have difficulty disposing of loan participations and bank loans. In certain cases, the market for such securities is not highly liquid, and therefore the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund anticipate that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund's ability to dispose of particular loan participations or bank loans when necessary to meet redemption of such Fund shares, to meet such Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for loan participations and bank loans also may make it more difficult for the High Yield Fund, Income Fund, Inflation Plus Fund and Total Return Bond Fund to value these securities for purposes of calculating their respective net asset value.

      MORTGAGE-RELATED SECURITIES The mortgage-related securities in which each Fund, except Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a Fund's shares.

      The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

      The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

      Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

      ASSET-BACKED SECURITIES Each Fund, except Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, may invest in asset-backed securities. Tax exempt structured securities, such as tobacco bonds, are not considered asset-backed securities for purposes of the Tax-Free Funds' investments. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      MUNICIPAL SECURITIES Income Fund, Inflation Plus Fund, High Yield Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and Total Return Bond Fund may invest in municipal securities. Municipal securities include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. Certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. In addition, structured securities, such as tobacco bonds, may be issued by municipal entities to securitize future payment streams. Such obligations are included within the term municipal securities if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation and, for the Tax-Free California Fund, State of California income taxation (excluding excise taxes imposed on corporations and banks and measured by income), for the Tax-Free Minnesota Fund, State of Minnesota income taxation (excluding excise taxes imposed on corporations and banks and measured by income) and for the Tax-Free New York Fund, State of New York and New York City income taxation (excluding excise taxes imposed on corporations and banks and measured by income), but may include securities which pay interest income subject to the alternative minimum tax. Certain types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.

      The two principal classifications of municipal securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, depending on various factors. (See Appendix.) Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the moral obligation, meets the investment criteria established for investments by the Fund.

      The yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of the various rating agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

      As a fundamental policy, neither Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund or Tax-Free New York Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. For this purpose, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this requirement or the 5% diversification requirement under the 1940 Act. These refunded municipal bonds will however be counted toward the policy that each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund must invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes.

      Securities in which the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund may invest, including municipal securities, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by Congress or the California, Minnesota and New York legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest on and principal of their municipal securities may be materially affected.

      For the purpose of diversification under the 1940 Act, the identification of the issuer of a municipal security depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of the Fund's total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.




      SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

      GENERAL

      The following information is a brief summary of certain factors affecting the economy and the fiscal situation of the State of California (for purposes of this section only, the "State"), and it does not purport to be a complete description of such factors. It is intended to provide a recent historical description, and is not a discussion of specific factors that may affect any particular issuer of California municipal securities. This information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State. The creditworthiness of obligations issued by a local California municipal securities issuer may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default by local California municipal securities issuers. For purposes of this section only, The Hartford Tax-Free California Fund may be referred to as the "Fund."

      Because the Fund expects to concentrate its investments in California municipal securities, it will be susceptible to a number of complex factors affecting the issuers of such securities, including national and local political, economic, social, environmental and regulatory policies and conditions. In particular, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as described below, could affect the market values and marketability of, or result in the default of, existing obligations that might be held by the Fund. State or local government obligations, as well as interest income to the Fund, may also be affected by budgetary pressures affecting the State and economic conditions in the State. The Fund cannot predict whether or to what extent such factors or other factors may affect issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities.

      The following summary is based primarily upon information drawn from official statements relating to securities offerings of the State, its agencies or instrumentalities, as available as of the date of this Statement of Additional Information. The information has not been updated, however, from that provided by the State. It does not represent a complete analysis of every material fact affecting the State's or its municipalities' debt obligations. The Fund has not independently verified the information contained in such official statements and other publicly available documents, and will not update it during the year.

ECONOMIC FACTORS

      California's economy, the largest among the 50 states and one of the largest in the world, has major components in high-technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services.

In the early 1990's, California suffered the most severe recession in the State since the 1930's, with significant job losses (particularly in the aerospace, other manufacturing, services and construction industries).



      Following the severe recession of the early 1990s, the State's financial condition improved markedly starting in fiscal years 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.



      During 2000, California's growth continued to outpace the nation by a wide margin. By the end of 2000, unemployment in the State had dropped to less than 5%, its lowest level in three decades. However, the State was not immune to a nationwide slowdown in economic activity in 2001. U.S. economic growth was slower than expected in the first half of 2001, and the California economy began to slow in the spring of 2001. The State finally showed the impact of the national recession, coupled with a cyclical downturn in the high-technology sector and entered a mild recession. The terrorist attacks on September 11, 2001 resulted in a further, but mostly temporary, weakening of the economy in tourism-based areas.



      The slowdown was most pronounced in the State's high-tech sector and tourism industry. The State's job losses were concentrated in the San Francisco Bay Area, home to many of the State's dot-coms and high-tech firms. Unemployment also rose in Southern California and Sacramento County but much more moderately. Statewide, modest job growth appeared to have begun by early 2002, but job growth stalled by summer 2002 and by June 2003, unemployment reached just below 7%. The unemployment rate in October 2003 was 6.6% compared to 6.8% a year earlier. However, the unemployment numbers for October 2003 reflect increased hiring in preparation of an anticipated walkout by 70,000 grocery workers. The grocery workers walked out or were locked out on October 12, 2003. The resolution of the grocery workers strike appears to have had little impact on overall industry employment, as the March 2004 gain in grocery store employment was comparable to past years. Nonetheless, the job market continued to improve in 2004, and by October 2004, the unemployment rate had fallen to 5.7%.



      A positive area in the California economy has been residential construction and home sales, which were strong in the first half of 2003, and continued to remain strong through the summer of 2003, in part due to low interest rates. Rising interest rates and home prices have slowed sales somewhat; however, construction and sales of new homes in 2004 continue to exceed the numbers recorded in 2003.






      While the slowdown in the California economy, combined with weakness in the stock market, resulted in a dramatic decline in State revenues in 2002-2003, revenues in the 2003-2004 fiscal year rebounded and were 2.3% higher than projections for the year. As of the middle of November 2004, actual revenues in the 2004-2005 fiscal year were approximately 4.9% higher than forecasted.



      Shortly after being elected in October 2003, Governor Schwarzenegger asked the California Legislature to send to California voters a proposal to amend the California Constitution to impose a spending limit which would require that expenditures not exceed revenues. The Legislature approved this proposal in mid-December 2003, and accordingly the measure appeared on the March 2004 primary ballot. Voters approved the measure.






CURRENT STATE BUDGETS



      The discussions below of fiscal year 2003-04 and 2004-05 budgets are based on estimates and projections of revenues and expenditures for the current fiscal year as supplied by the State, and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the proposed 2004-05 Governor's Budget, which may be affected by numerous factors, including future economic conditions in the State and the nation, and the State indicates that there can be no assurances that these estimates will be achieved

Fiscal Year 2003-04 Budget

      Background. The 2003-04 Governor's Budget contained updated budget projections, indicating that for the combined 2002-03 and 2003-04 period, the nominal budget "gap" to be addressed was in the neighborhood of $35 billion. This consisted of about $17.7 billion of reduced revenues compared to earlier projections, $4.5 billion of additional expenditures, and the "loss" of $12.6 billion in budgetary resources allocated to one-time budgetary actions taken in the 2002 Budget Act which could not be duplicated (such as the sale of future tobacco settlement receipts).

      The 2003-04 Governor's Budget sought to close the entire $35 billion gap in the context of actions which would be completed by the end of the 2003-04 fiscal year. The plan included about $20.8 billion of spending reductions, a plan to transfer responsibility for many health and social services programs to local governments, relieving the State of over $8.1 billion of costs, and about $5.8 billion of additional funding shifts and transfers, loans, and other revenues. Certain new taxes were proposed to fund the local governments' increased costs for the programs to be shifted.

      May Revision. Some budget reductions were passed by the Legislature in March and April 2003, but less than the amounts requested by the Governor. In May 2003, the Governor released the 2003 May Revision to the 2003-04 Governor's Budget (the "2003 May Revision"), which updated forecasts and provided a substantially revised budget plan for 2003-04.

      First, the 2003 May Revision estimated that the budget gap had grown to about $38.2 billion (not counting the actions already taken), largely due to the cancellation of the $2 billion tobacco securitization scheduled in April 2003, and higher caseloads in certain programs. Actual tax revenues were reported to be very close to the projections made in the 2004 Governor's Budget in January, with some small signs of recovery in personal income tax withholding and corporate tax receipts.


      In the 2003 May Revision, the Governor recognized that many of his earlier proposals required more analysis, and that many parties preferred to solve the budget problem over more than one year. Accordingly, the 2003 May Revision divided the $38.2 billion gap into three main components:



      The Governor proposed to fund the estimated accumulated budget deficit as of June 30, 2003 of $10.7 billion with issuance of deficit retirement bonds during 2003-04, to be repaid from a dedicated one-half cent increase in the State sales tax, which would disappear once the bonds were repaid.



      Once the accumulated deficit was removed from the books, the 2003-04 budget would be balanced with a combination of spending cuts, interfund loans and transfers, and some additional borrowing. A major assumption in the 2004 May Revision was that the State would terminate its payments to local governments to "backfill" the offset to vehicle license fees enacted several years ago, which costs the State $4.2 billion per year. The Administration expected that action could be taken under existing law to terminate the backfill and have the vehicle license fee paid by drivers increased back to the original level, so that local governments would not be harmed by this shift. The overall budget plan for 2003-04 called for revenues and transfers of $70.9 billion and expenditures of $70.4 billion, leaving a budget reserve of about $500 million.



      The 2003 May Revision explicitly recognized that balancing the 2003-04 budget still left an ongoing "structural deficit," which would cause the 2004-05 budget to be about $7.9 billion out of balance in the absence of corrective action. The Governor urged the Legislature to take action during the balance of the 2003 legislative session (which ended on September 15, 2003) to start to address these structural imbalances.


      In late June, the Director of Finance took administrative action based on his determination that the State General Fund could no longer afford to pay local governments the "backfill" designed to hold them harmless from the reduction of vehicle license fees ("VLF") enacted in previous years. The new, higher levels of VLF went into effect on October 1, 2003. State payments to local governments were eliminated as of July. However, upon entering office, Governor Schwarzenegger signed an executive order rescinding the VLF increases that went into effect October 1, 2003 and providing a refund to taxpayers who paid the higher fee. This executive order reinstates the offset from the General Fund for the reduced VLF.

      Final Budget Act. Members of the Legislature and the Governor were unable to reach agreement on a budget package before the start of the fiscal year on July 1, 2003, with strong partisan disagreements about the necessary elements of spending cuts and revenue increases needed to complete the budget. Without budget authorization, a number of spending programs were suspended as of July 1, including payments to vendors for new goods and services, some aid to local governments and schools and others; however high-priority obligations such as debt service payments continued to be made.

      The 2003-04 Budget Act was passed by the Legislature and signed by the Governor on August 2, 2003. It resolved the over $35 billion budget gap with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. It assumed a year end budget reserve at June 30, 2004 of almost $2 billion, assumed the 2004-05 fiscal year budget would have at least a $7.9 billion structural deficit to be closed, and also assumed the higher levels of VLF would go into effect. The principal features of the budget were as follows:


      The Legislature authorized the issuance of fiscal recovery bonds designed to provide an estimated $10.7 billion of cash into the General Fund, representing the accumulated deficit as of June 30 2003. To repay the bonds, an increase of 1/2 cent in the State sales tax, which would be segregated in a special fund and offset by a 1/2 cent decrease in the sales tax paid to local governments, was instituted (both to be effective as of July 1, 2004). Separate legislation provided additional property tax revenue in the 2004-05 fiscal year to cities and counties at the expense of school districts. The State General Fund, in turn, would have to provide additional support starting in 2004-05 for local school districts to offset their loss of property tax revenues. A conservative legal group has indicated it will file a legal challenge to this bond plan, on the grounds that it requires voter approval. On December 5, 2003, the California Fiscal Recovery Financial Authority voted to move forward with the issuance of fiscal recovery bonds. However, in mid-December 2003 the California Legislature voted to place on the March 2004 primary election ballot a measure that would approve a $15 billion deficit reduction bond. Voters approved this bond offering, which replaced the $10.7 billion in fiscal recovery bonds the Legislature authorized as part of the 2003-04 Budget Act.



      The budget also assumed two other external borrowings. The first was the second part of a tobacco securitization sale, postponed from Spring 2003, designed to produce about $2 billion of General Fund revenue. The second was the sale of pension obligation bonds ("POBs") to make the 2003-04 payments due to the State Public Employee's Retirement System, in the amount of about $1.9 billion. The POB sale was subject to a court validation process brought by the State. In September 2003, the State's attempt to obtain validation in Superior Court for this bond was unsuccessful.



      The budget relied on substantial savings in program costs, spread across most programs. K-12 schools will receive the minimum funding required by Proposition 98, but this was to result in a small decrease in per pupil spending, to about $6,900 per pupil. Significant cuts were made in higher education support, to be offset in part by student fee increases in the range of 30%. Other fee increases offset reductions in support for trial courts and resources programs. Health and social service costs were limited by foregoing cost of living increases and reducing Medi-Cal provider rates. State personnel costs were reduced by voluntary agreements negotiated with employee unions or layoffs.



      The budget assumed receipt of about $2.2 billion in new federal funding as a result of federal law passed to assist States. The budget also assumed the $4.2 billion annual savings resulting from the increase of the vehicle license fee. There were no other tax or revenue increases, aside from certain fees.



      Fiscal Year 2004-05 Budget

      Background. The 2004-05 Governor's budget, released on January 9, 2004 ("2004-05 Governor's Budget") projected an estimated shortfall of $17 billion, $15 billion of which represented an ongoing projected structural imbalance between then-current-law revenues and expenditures in 2004-05 and beyond. The remaining $2 billion reflected a shortfall in the current year budget. However, the budget did not fully address the State's ongoing budget problem -- leaving an estimated $6 billion shortfall between expenditures and revenues in 2005-06. The budget proposed spending cuts, a large shift of property taxes from local governments, as well as additional borrowing, deferrals, and fund shifts. The proposed budget also sought to avoid imposing new taxes.



      May Revision. The 2004 May Revision to the 2004-05 Governor's Budget ("2004 May Revision") noted that after voter approval of Propositions 57 (regarding issuance of an emergency recovery bond) and 58 (the California Balanced Budget Act, which requires, among other things, the enactment of a balanced budget where General Fund expenditures do not exceed estimated General Fund revenues) in March 2004, the State was only left with a $12 billion fiscal shortfall.



      The 2004 May Revision relied largely on borrowing and temporary measures to balance the budget. Many of the steepest cuts to human services, higher education, local government, and other programs remained in place under the 2004 May Revision. After accounting for offsets and reduced transfers, a total improvement in General Fund revenues of $1.19 billion was expected in 2003-04 and 2004-05 combined. The 2004 May Revision also included a new proposal, negotiated with local government leaders, which would eliminate the VLF "backfill" to local governments and cut the VLF rate.



      The 2004 May Revision noted that since the January budget proposal, new funds of $3.6 billion became available due to greater than expected receipts from a previously enacted tax shelter amnesty program, an increase in the administration's forecast of tax collections in fiscal years 2003-04 and 2004-05 combined, and accounting adjustments. The administration also proposed to reduce the amount of Proposition 57 economic recovery bonds utilized by $1 billion to $11.3 billion, leaving the remainder of the $15 billion in authorized bonds available for future years.



2004 Budget Act



      The Governor and members of the Legislature were unable to reach agreement on a budget package before the start of the fiscal year on July 1, 2004, with strong partisan disagreements about the necessary elements of spending cuts and revenue increases needed to complete the budget. Without budget authorization, a number of spending programs were suspended as of July 1, 2004, including payments to community colleges, school districts, local governments, some non-profit organizations and other entities, payments to vendors for services provided since the start of the fiscal year, and salaries and per diem of state elected officials and their appointed staff.



      The 2004 Budget Act was passed by the Legislature and signed by the Governor on July 31, 2004. The 2004-2005 Budget addressed the $15 billion budget gap with a combination of program savings, borrowing, local government contributions, and funding shifts. In addition, the budget included a significant number of one-time or limited-term solutions, and has obligated additional spending in future years.



      The budget included several key provisions from the 2004 May Revision. It provided for a two-year $1.3 billion diversion of property taxes and incorporated most of the Governor's earlier agreement with local governments. It included a roughly $2 billion reduction in Proposition 98 funding relative to the minimum guarantee, and significant fee increases in higher education. It contained the 2004 May Revision proposals related to court-ordered punitive damage awards and pension obligation bonds, and it assumed the sale of $11.3 billion in Proposition 57 bonds. It also assumed that proceeds from tribal gaming related bond sales will be used to repay a loan from the Traffic Congestion Relief Fund.



      General Fund revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) are projected to be about $73.1 billion in 2004-05, an increase from the final estimates of 2003-3004. Most of the increase in projected tax revenues was attributable to the personal income tax. The budget also reflects new revenues from a two-year suspension of the teachers' tax credit, an expanded tax amnesty program, and a rule change related to application of the use tax. Total revenues and transfers are projected to be $78.8 billion, including the sale of $11.3 billion of $15 billion in Proposition 57 economic recovery bonds authorized by voters in March 2004 and a diversion of $1.3 billion in revenues from local government in 2004-05 and in 2005-06. The 2004 Budget Act also predicted a year-end reserve of $768 million. About $268 million of the reserve was designated for Proposition 98 and the remaining $410 million is designated for non-Proposition 98 purposes.



      The Legislature approved agreements with five Indian tribes, which will provide a portion of the $300 million in new General Fund revenues that the budget assumes will come from Indian tribes. In addition, the Legislature authorized the State to issue over $1 billion in bonds backed by additional payments from tribes. The budget allocated these bond proceeds to repay in 2004-05 transportation loans otherwise due in 2005-06.



      The budget included borrowing related to pension bonds, transportation, and local governments, including issuance of pension obligation bonds to fund approximately $929 million of the State's 2004-05 retirement obligation to the California Public Employees' Retirement System. This will free up an equal amount of General Fund money and the General Fund will be responsible for all future bond redemption costs. The State will make interest-only payments of approximately $55.8 million from 2005-06 through 2008-09 and $93.7 million in each fiscal year from 2009-10 through 2024-25.



      Funding for K-12 Proposition 98 spending was reduced by $2 billion through a suspension of the minimum funding guarantee, and spending for higher education, corrections, state operations, and some social services programs were also reduced in the budget. The budget also restored some funding reductions proposed by the administration in the areas of higher education student financial aid and outreach programs, social services, and state employee compensation. General Fund reductions for public universities were partly offset by student fee increases. The budget also included a $1.2 billion reduction in transportation funding related to the suspension of the Proposition 42 transfer of gasoline sales tax revenues for state and local transportation purposes, and a $400 million unallocated reduction to corrections.



      The budget reflected reduced funding for court operations by approximately $70 million. The budget also included a $30 million loan from the State Court Facilities Construction Fund to offset General Fund spending, and reduced spending for adult corrections by more than $150 million.



      The budget assumed local property taxes would be reduced by $2.4 billion and that federal funding would be increased by $422.5 million.



      The budget granted the Governor's administration the authority to make $150 million in General Fund reductions during the fiscal year. State operations appropriations could be reduced by as much as 20% and local assistance appropriations could be reduced by as much as 5%. The budget therefore assumes an additional $150 million in savings from future reductions.



      The budget continues to face significant constraints due to weaker economic conditions, and it continues to be affected by mandated spending on education, social needs of a growing population with many immigrants, and a large prison population. These factors, which limit State spending growth, also limit the growth at the local government level. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in future years.


Cash Flow Requirements

      The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"). In the first half of calendar 2001, the State Department of Water Resources ("DWR") had taken over the responsibility of purchasing electricity to meet certain needs of the customers of investor-owned utilities ("IOUs"), because factors deriving from a failed deregulation program and unusual market conditions which had driven up the spot prices of electricity and natural gas had combined to make the State's two largest IOUs insolvent. To fund these purchases, the DWR borrowed over $6 billion from the General Fund. Repayment of this loan was planned to be made from proceeds of power revenue bonds to be issued by the DWR to be secured by a portion of retail customers' electricity bills.

      The State issued a then-record $5.7 billion of RANs in October 2001 to fund its cash management needs in 2001-02, with a maturity date of June 28, 2002. It had been assumed that the DWR power revenue bonds would be issued by that time, to repay a net loan of $6.1 billion plus interest. When the DWR bond sale was delayed, and revenues were falling below projections, as reported above, the State Controller issued $7.5 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing which could extend beyond the end of the fiscal year, to assure adequate cash resources for State operating needs in June 2002 and for the start of the next fiscal year. The RAWs were issued in June 2002 and matured in October and November 2002.

      Because of weaker receipts, delay in enactment of the 2002-03 budget, and uncertainty about the schedule for issuance of the DWR power revenue bonds, the State issued $12.5 billion of RANs for cash management purposes in the 2002-03 fiscal year. This record borrowing was completed, in two parts, by early November 2002, with all of the notes due on June 20 or June 27, 2003. The DWR power revenue bonds were finally successfully issued in mid-November 2002, providing an infusion of $6.5 billion to the General Fund, and the first phase of the tobacco securitization brought an additional $2.5 billion in February 2003, both of which were significant assumptions in the State's cash flow projections for repayment of the 2002-03 RANs.


      By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. The cash shortfall became more serious for the reasons noted above that the budget gap increased by $3 billion between January and May 2003. Accordingly, the State issued $11 billion of RAWs on June 18, 2003 to pay the RANs and other obligations in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The 2003 May Revision assumed that the State would issue about $3 billion of RANs in early fall 2003 to fund the remainder of its cash management needs. In late October 2003, the state issued $1.8 billion of RANs.



      In February 2004, the State sold $2.0 billion in general obligation bonds, proceeds of which were used to finance construction projects. After voters approved of Proposition 57 in March 2004, the State sold a then-record $7.9 billion in economic recovery bonds ("ERBs") bonds on May 5, 2004, the largest one-day municipal bond sale in U.S. history. The proceeds were used to meet the State's General Fund cash flow obligations for June 2004, which included payments due on nearly $11 billion in RAWs and $3 billion in RANs. In June 2004 the State sold nearly $3 billion more in additional ERBs. The net proceeds of the sale of ERBs was $11.3 billion. The State may issue the remainder of the $15 billion in authorized ERBs in the current or future fiscal years.



      Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the ERBs. In addition, as voter-approved general obligation bonds, the economic recovery bonds are secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.



      In addition, approval of Proposition 55 (the "Kindergarten-University Public Education Facilities Bond Act of 2004") in March 2004, authorized the State to sell $12.3 billion in general obligation bonds for construction and renovation of K-12 school facilities and higher education facilities.



      As of August 1, 2004, the State had approximately $45.9 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $34.5 billion remained unissued as of that date.



      Despite higher revenues than projected in the prior and current fiscal years, the State's continued reliance on borrowing to meet its spending requirements suggests the State will continue to face budget shortfalls in future years. While the 2005-06 budget will be helped by a carry-over balance and various limited-term solutions enacted in the 2004-05 budget, these solutions will not be available in subsequent years. As a result, they cannot be counted on to address the State's large and persistent ongoing structural budget shortfall, estimated to reach nearly $10 billion in 2006-07 under current-law spending and revenue policies, absent corrective actions. Until the State brings the "structural imbalance" between its revenue sources and spending obligations into balance, it may continue to depend on having access to the public debt markets in order to fund its ongoing cash obligations and to repay cash flow borrowings.

BOND RATINGS

      S&P, Moody's and Fitch assign ratings to California's long-term general obligation bonds. The ratings of S&P, Moody's and Fitch represent their opinions as to the quality of the municipal bonds that they rate. The ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

      The financial difficulties experienced by California and municipal issuers during the recession of the early 1990's resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels that had existed prior to the recession of the early 1990's. After 1996, the three major rating agencies raised their ratings of California's general obligation bonds. However, major rating agencies, underwriters and investors have had major concerns about California's creditworthiness. The major rating agencies have cited over the years, among other things, concerns about California's missed budget deadlines, on-going structural budget impediments and more recently, the energy situation.

      In January 2001, S&P placed California's senior ratings on its "credit watch" list with negative implications as a result of the energy situation. On April 24, 2001, S&P lowered California's general obligation bond rating from "AA" to "A+". In April 2001, Fitch placed the State's "AA" rating on rating watch - negative. In June 2001, S&P removed California from its "credit watch" list but warned that the State's financial outlook remained negative. In announcing its removal of California's ratings from its "credit watch" list, S&P cited the alleviation, at least for the time being, of liquidity pressure on California's General Fund, following the June 2001 closing of the Interim loans by DWR. On November 20, 2001, Moody's lowered California's general obligation bond rating from "Aa3" to "A1" and the Moody's rating outlook remained negative. As of September 2002, California's general obligation bond rating was assigned "A+" from S&P, "A1" from Moody's and "AA" from Fitch.


      In December 2002, the ratings of the State's general obligation bonds were reduced by S&P to "A" and by Fitch to "A." In the summer of 2003, the ratings of S&P and Moody's were reduced to "BBB" and "A3" respectively. In December 2003, Moody's again reduced its rating of the State's general obligation bonds to "Baa1," citing concerns over the State's recent action to cut the VLF fee, as well as the State's continuing inability to reach political consensus on solutions to its budget and financial difficulties.



      In May 2004, Moody's upgraded California's rating to "A3." In August 2004, S&P upgraded California's rating to "A" and Fitch removed California's rating from rating watch - negative and upgraded its rating to "A-." As of January 13, 2005, S&P's rating was "A," Moody's rating was "A3" and Fitch's rating was "A-." The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate further, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.



      There can be no assurance that such ratings will be maintained in the future. The State's credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State's general obligation bonds, as well as notes and bonds issued by California's public authorities and local governments. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund's portfolio.


CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS

      Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the effects described below, among others.



      Proposition 58. On March 4, 2004, California voters approved an initiative known as Proposition 58, which amended Article XIII B of the California Constitution. The amendment provides for the following:



      1. Requires enactment of a balanced budget where General Fund expenditures do not exceed estimated General Fund revenues.



      2. Allows the Governor to proclaim a fiscal emergency in specified circumstances, and submit proposed legislation to address the fiscal emergency.



      3. Requires the Legislature to stop other action and act on legislation proposed to address the emergency.



      4.    Establishes a budget reserve.



      5.    Provides that the California Economic Recovery Bond Act (Proposition
            57) is for a single object or work.



      6.    Prohibits any future deficit bonds.



The net State fiscal effects will vary year by year and depend in part on actions of future Legislatures. Reserve provisions may smooth state spending, with reductions during economic expansions and increases during downturns. The balanced budget and debt limitation provisions could result in more immediate actions to correct budgetary shortfalls.


      Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

     Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

OBLIGATIONS OF THE STATE OF CALIFORNIA

      Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of May 1, 2002, California had outstanding approximately $29.6 billion aggregate principal amount of long-term general obligation bonds, and $6.7 billion of lease-purchase debt supported by the State General fund. The obligations of California have increased this past year in significant part because voters approved $21.4 billion of new bond authorizations in two elections in 2002. In FY 2001-02, debt service on general obligation bonds and lease purchase debt was approximately 4.5% of General Fund revenues. It is expected that more bond authorizations will be on the ballot in 2004.

OBLIGATIONS OF OTHER ISSUERS

      Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

      State Assistance. Property tax revenues received by local governments declined significantly following passage of Proposition 13. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. The 2001 Budget Act and related legislation provide significant assistance to local governments, including $357 million for various local public safety programs.

      To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in fiscal year 1995-96 and fiscal year 1996-97. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy. The ultimate financial impact on the County and the State cannot be predicted with any certainty.

      Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997, in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new system on local governments is still unknown.

     Assessment Bonds. A general decline in real estate values or a slowdown in real estate sales activity may adversely affect California municipal obligations that are assessment bonds. In many cases, such bonds are secured by land that is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

      California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, although typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event that the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease.

Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

      Other Considerations. The repayment of industrial development securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

LEGAL PROCEEDINGS

      The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

OTHER CONSIDERATIONS

      Numerous other factors may adversely affect the State and municipal economies. For example, reductions in federal funding could result in the loss of federal assistance otherwise available to the State. In addition, natural disasters, such as earthquakes, droughts and floods have caused substantial damage to parts of California or have harmed the State economy, and the possibility exists that another natural disaster could create a major dislocation of the California economy.




     SPECIAL CONSIDERATIONS RELATING TO MINNESOTA MUNICIPAL SECURITIES

      The following information is a brief summary of certain factors affecting the economy and the fiscal situation of the State of Minnesota (the "State"), and it does not purport to be a complete description of such factors. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State and releases issued by the Minnesota Department of Finance; the information has not been updated, however, from that provided by the State, and it will not be updated during the year. The Hartford Mutual Funds II, Inc. has not independently verified the information.

      Minnesota's constitutionally prescribed fiscal period is a biennium, and the state operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, the state's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the state's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecast available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session the Governor is empowered to convene a special session.


      Economic forecasts released by the Minnesota Department of Finance are based upon national economic forecast models provided by Minnesota's national economic consultant, Global Insight Incorporated (GII). No Minnesota-specific forecast is used. The GII baseline forecast is then reviewed by Minnesota's Council of Economic Advisors and their findings are released in economic reports. The most recent economic forecast released in November 2004 established the starting point for FY 2006-07 budget considerations. It also contained revised revenue and expenditure estimates for the current (FY 2004-05) biennium based on the most recent information about the national and state economic outlook.



      Economists expect 2005 to be a good year for the U.S. economy, although growth is expected to be slower than that in 2004. Although employment remains the chief concern, forecasters welcomed results from October 2004's payroll employment survey which provided tangible evidence that the U.S. economy had regained its ability to produce the jobs needed to keep up with the natural growth of the work force. The January 2005 baseline forecast of GII reflects that generally optimistic national consensus outlook. GII expects real GDP to grow at a 3.6% annual rate in 2005, and at a 3.3% rate in both 2006 and 2007. The Blue Chip consensus forecast calls for 3.6% real growth in 2005 and 3.4% real growth in 2006.



      Generally, the structure of Minnesota's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of industrial machinery, instruments and miscellaneous, food, paper and related industries, and printing and publishing. According to the November 2004 Economic Forecast released by the Minnesota Department of Finance, employment growth will continue to lag behind the national average in FY 2004-05. After performing at or slightly above the national rate for more than 10 years, Minnesota's job growth slipped slightly behind the U.S. employment growth rate in 2004. Natural resources and mining, transportation and warehousing, financial activities, information, leisure and hospitality, professional and business services, and state and local government all showed some decreases. However, manufacturing employment continues to grow slowly from its August 2003 low point.



      While nationally, total wage and salary income grew by 4.5% in FY 2004, in Minnesota, wage growth was 4.1%. In 2005, jobs are forecast to increase 1.0% while in comparison, U.S. employment growth is forecast at 1.7%. Total Minnesota wages are forecast to rise 5.3% compared to U.S. wages which are expected to rise 5.4% in 2005. On a positive note, Minnesota's unemployment rate of 4.3% continues to be well below the national average. Furthermore, according to gross state product (GSP) data recently released by the U.S. Department of Commerce, during the 1998-2002 period, real (inflation adjusted) GSP growth in Minnesota averaged 2.9%, 0.2 percentage points greater than the national average. Minnesota ranked 19th among states in real GSP growth rates for that period. The State's financial services and trade sectors made the largest contributions to real GSP growth. The education and health sector, the trade sector and the construction sector all grew noticeably faster than the U.S. average, while growth in Minnesota's durable goods manufacturing and information sectors lagged behind their U.S. counterparts.



      Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. According to the economic forecast released by the Minnesota Department of Finance in November 2004, general fund revenues in FY 2004-05 are expected to total $29.042 billion, $455 million more than June 30, 2004 estimates. When combined with a $34 million decrease in expenditures and a $6 million forecast reduction in the budget reserve, an ending balance of $495 million is forecast in the current biennium. The January 2005 Economic Update also painted a positive picture. Net general fund revenues during November and December of 2004 were 2.5% above the November 2004 forecast. A large variance in corporate income tax receipts accounted for more than two-thirds of the gain over November's forecast. Receipts from the individual income tax and the sales tax, which account for about 75% of state revenue, were $7 million (0.3%) above forecast.

      Despite a budget surplus in the current biennium, Minnesota's budget outlook for the 2006-07 biennium has deteriorated by $302 million. This is due to the fact that, while revenues for FY 2006-07 are forecast to increase by $805 million, or 2.8% over levels in the current biennium, current law spending is projected to increase by $2.l39 billion, or 7.6%. The general fund revenue forecast is up $254 million from June 30, 2004 estimates, but projected state expenditures are up by $556 million from earlier projections. When the net forecast reduction of $302 million is combined with the $398 million shortfall projected in June 30, 2004 budget planning estimates, Minnesota faces a $700 million budget shortfall in the 2006-07 biennium. Health and human services sectors will account for two-thirds of the total spending increase. Furthermore, the $495 million FY 2004-05 forecast balance cannot be used to reduce the projected 2006-07 shortfall, because under current law it must be used to restore the cash flow account to $350 million, rebuild the state's budget reserve to $653 million, and buy back a portion of the school aid payment shifts used to balance recent budgets.



      The Council of Advisers urged restoring Minnesota's budget reserve as part of budget plans for the 2004-2005 biennium. Use of the budget reserve is not triggered automatically when a deficit is forecast. On a number of occasions in previous years, State legislation has addressed projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments.



      Minnesota is party to a variety of civil actions that could adversely affect the State's general fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures. In the January 2005 forecast, GII cautions that, "A good 2005 does not guarantee a good 2006." Should business spending not continue strongly or should export growth falter, "the stage could be set for a nasty correction in 2006." GII assigns a 20% probability to a more pessimistic scenario in which the dollar weakens more rapidly and inflation gathers momentum, leading to higher interest rates. Such higher interest rates could lead to sub-par growth in 2005 and 2006, but no recession.


      State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so State budgetary difficulties may have substantial adverse effects on such local government units. Generally, the State has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the State's financial and economic condition will effect the creditworthiness of

Minnesota Municipal Bonds that are not backed by the full faith and credit of the State. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota Municipal Bonds that are held by Tax-Free Minnesota Fund or Tax-Free National Fund or the value or marketability of such obligations.


      Certain Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Municipal Bonds that are held by Tax-Free Minnesota Fund and Tax-Free National Fund. See "Taxes."





      SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

      GENERAL

      The following information is a brief summary of certain factors affecting the economy and the fiscal situation of The State of New York and New York City (for purposes of this section only, sometimes referred to as the "State" and the "City," respectively), and it does not purport to be a complete description of such factors. Such information constitutes only a brief summary, does not purport to be a complete description and is based upon information obtained from New York State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this SAI. Such information is subject to change resulting from the issuance of quarterly updates to the State's Annual Information Statement; the information has not been updated, however, and it will not be updated during the year. There can be no assurance that such changes may not have adverse effects on the State's or the City's cash flow, expenditures or revenues. The Hartford Mutual Funds, Inc. has not independently verified the information. For purposes of this section only, The Hartford Tax-Free New York Fund may be referred to as the "Fund."

      Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on New York State securities owned by the Fund. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New York State, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York State.


      New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. Since 2003, Federal and State government employment and wage statistics are being reported in accordance with the new NAICS industrial classification system.



      The September 11th terrorist attack had a more severe impact on the New York economy than on any other state. New York City is still recovering from the severity of the blow. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion, estimated to have begun in August 2003, will be sustainable. The State economy has added over 70,000 private sector jobs since August of 2003. Total State employment is projected to rise 0.3% in 2004, followed by a growth of 0.9% in 2005, after a decline of 0.6% in 2003. Wage income is projected to rise 5.6% in 2004 and 4.7% in 2005, after a growth of only 1.4% in 2003. Employment, wage, and total personal income growth projected for 2004 are much closer to historical averages for New York and reflect the belief that the State economy is solidly on an expansionary path. The unemployment rate is projected to fall from 6.3% in 2003 to 6.2% for 2004.

      The risks to the New York forecast are substantial. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and lower corporate profits could have a negative impact on equity markets, causing securities industry profits to be significantly lower than projected. A weaker financial market performance than expected could result in lower bonus payment growth than projected, with this impact largely felt during the first quarter of 2005. In contrast, a stronger national economy than anticipated could result in greater equity market growth and, in turn, stronger finance sector income growth than currently expected.



      The State's Division of Budget ("DOB") projects General Fund collective bargaining costs of $272 million in 2004-05 for Executive Branch agencies. The costs for the unions that have reached labor settlements, including the Civil Service Employees Association, the United University Professions, the Professional Employee Federation, and the State's Management-Confidential employees, have been allocated from a central reserve to the appropriate agencies or programs. The State assumes that the costs for the unions that have not yet reached collective bargaining agreements (e.g., NYSCOPBA, Council 82) will be consistent with these concluded labor settlements.






      Legislation enacted in 2003 currently requires the Local Government Assistance Corporation (LGAC) to certify $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. The Legislature rejected the Executive Budget proposal to provide fiscal relief to New York City in a less costly way than having the State Tax Asset Receivable Corporation (STARC) issue bonds to stretch out existing New York City debt from the 1970s to 2034 at an estimated cost of $5.1 billion. The Legislature provided an appropriation to make a payment to New York City of $170 million in 2004-05 (that would result, subject to annual appropriations, in $5.3 billion of payments to New York City rather than the previous legislative agreement of $5.1 billion). However, it is expected that New York City will provide $170 million to the State in 2004-05 to ensure that the State's Financial Plan does not incur unplanned costs.






      In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC's own bondholders; and that, if any such act or omission were to occur with respect to any possible bonds issued by New York City or its assignees, that act or omission would not constitute an Event of Default with respect to LGAC bonds. In June 2004, LGAC's Trustee, The Bank of New York, notified LGAC's bondholders of these amendments.

      GAAP BASIS FINANCIAL PLAN


      DOB prepares the General Fund and All Governmental Funds Financial Plans in accordance with Generally Accepted Accounting Principles (GAAP). The GAAP results for 2003-04 and the projections for 2004-05 are based on the accounting principles applied by the State Comptroller in the financial statements issued for the 2003-04 State fiscal year, and reflect the impact of Governmental Accounting Standards Board Statements, Statement Number 34, "Basic Financial Statements Management's Discussion and Analysis (MD&A) for State and Local Governments" ("GASB 34"). Changes mandated by GASB 34 have significantly changed the presentation of GAAP basis financial results for the State from that of previous fiscal years.



      The General Fund ended the 2003-04 fiscal year with an operating surplus of $3.0 billion. This operating result is primarily attributable to: a GAAP benefit received from financing $1.9 billion of 2002-03 payment deferrals in 2003-04, $400 million of tobacco bond proceeds received in 2003-04 which were reserved for the 2004 - 05 budget balance, and the 2003-04 General Fund operating surplus of $308 million. As a result, the 2002-03 accumulated deficit of $3.3 billion was reduced in 2003-04 to $281 million. The General Fund is anticipated to end the 2004-05 fiscal year with an operating deficit of $1.1 billion on a GAAP basis, which is primarily attributable to the use of the 2003-04 surplus and the remaining tobacco reserves in 2004-05. As a result, the accumulated deficit is projected at $1.4 billion by the end of the 2004-05 fiscal year.


      GAAP BASIS RESULTS FOR PRIOR FISCAL YEARS

      The Comptroller prepares general purpose financial statements on a GAAP basis for governments as promulgated by the Governmental Accounting Standards Board. The statements, released in July each year, contain a Combined Balance Sheet and Combined Statement of Revenues, Expenditures and Changes in Fund Balances. These statements are audited by independent certified public accountants. The Comptroller also prepares and issues a Comprehensive Annual Financial Report, which includes a financial overview, the general purpose financial statements, individual fund combining statements, and a statistical section.

      Both the Basic Financial Statements and Comprehensive Annual Financial Reports for prior fiscal years can be obtained from the Office of the State Comptroller, 110 State Street, Albany, NY 12236 or at the OSC website at www.osc.state.ny.us.

      FISCAL YEAR 2002-03 GAAP BASIS RESULTS


      The State Comptroller released the State's general purpose financial statements for fiscal year 2003-04 prepared on a GAAP basis on July 18, 2004. The financial statements for fiscal year 2003-04 reflect the implementation of GASB 34.



      NET ASSETS. The State reported net assets of $41.2 billion, which reflects the State's investment in its capital assets. The $41.2 billion was comprised of $60.5 billion in capital assets reported net of related debt, $4.3 billion in restricted net assets offset by an unrestricted net assets deficit of $23.6 billion. Net assets reported for governmental activities decreased by $3.3 billion from a year ago, decreasing from $42.4 billion to $39.1 billion.



      Unrestricted net assets, the part of net assets that can be used to finance day to day operations without constraints established by debt covenants, enabling legislation, or other legal requirements, was a deficit of $24.0 billion as of March 31, 2004. The deficit in unrestricted governmental net assets arose primarily because of the issuance of debt for purposes not resulting in a capital asset related to governmental activities. Such outstanding debt included securitizing the State's future Tobacco Settlement Receipts ($4.8 billion); local aid payments for school education aid, which were financed on a long term basis by the LGAC ($4.6 billion); local highway and bridge projects

($2.7 billion); local mass transit projects ($2.4 billion); and a wide variety of grants and other expenditures not resulting in governmental capital assets ($6.5 billion). This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of governmental capital assets.



      Net assets for the State's business type activities decreased by 7.0%, $2.7 billion in 2002 compared to $2.5 billion in 2003. The decrease in net assets for business type activities was caused primarily by unemployment benefit payments exceeding employer contributions and other revenues for the Unemployment Insurance Fund ($287 million), and CUNY Senior College operating and expenses exceeding operating revenues and State support ($143 million). As of June 30, 2003, $8.0 billion in debt had been issued and was outstanding to finance capital assets of the State's colleges and universities.



      The State's total expenses for governmental activities of $94.6 billion exceeded its total revenues of $92.5 billion by $2.1 billion. However, the amount that taxpayers ultimately financed for activities through State taxes and other State revenue totaled $48.0 billion, education aid transfers from the State lottery totaled $1.9 billion, grants and contributions totaled $37.5 billion, and revenues derived by those who directly benefited from the programs totaled $7.0 billion. Overall, the State's governmental program revenues, including intergovernmental aid, fees for services and capital grants were $44.5 billion in 2004. The State paid for the remaining "public benefit" portion of governmental activities with $43.7 billion in taxes and $4.3 billion in other revenues including investment earnings.



      BUSINESS TYPE ACTIVITIES. The cost of all business type activities this year was $15.6 billion. The amount that taxpayers ultimately financed for activities reported as transfers was $797 million because some activity costs were paid by those directly benefiting from the programs ($8.4 billion), grants and contributions ($5.6 billion) and other miscellaneous revenue ($342 million).



      STATE FUNDS. The State uses fund accounting to ensure and demonstrate compliance with legal and finance related requirements. As the State completed the year, its governmental funds reported a combined fund balance of $6.2 billion. Included in this year's total change in fund balance is an operating surplus of $3.0 billion in the State's General Fund. The General Fund operating surplus is attributable to several factors including the sale of tobacco bonds which provided resources of $4.2 billion, an increase of $1.3 billion in personal income tax revenue, a $1.0 billion increase in consumption and use tax revenue, a $645 million increase in Federal grants, and a $504 million increase in miscellaneous revenues, offset by a $206 million decline in business and other taxes. Much of the increase in tax revenues is related to improvement in the national economy and tax increases enacted for personal income and sales taxes. The improvement in the national economy favorably affected the State's economy in the form of job growth and increased spending by business. The increase in General Fund revenues was offset by a $2.5 billion increase in expenditures. Local assistance expenditures increased by $2.2 billion due primarily to increased spending for medical assistance and income maintenance programs. State operations increased $300 million due to increased employer pension costs.



      The State ended the 2003-04 fiscal year with a General Fund accumulated deficit of $281 million. The reduction of the deficit primarily reflects the restoration of reserves as a result of the improving State economy and the sale of tobacco bonds, from which the General Fund received a $4.2 billion benefit.



      CAPITAL ASSETS. As of 2004, the State had $82.9 billion invested in a broad range of capital assets, including equipment, buildings, construction in progress, land preparation, and infrastructure which includes such assets as roads and bridges. This amount represents a net increase (including additions and deductions) of $920 million over last year.



      The State -owned roads and bridges that are maintained by the Department of Transportation are being reported using the modified approach. As allowed by the reporting provisions in GASB 34, infrastructure assets that meet prescribed criteria do not have to be depreciated but must be maintained at levels defined by State policy. The State is responsible for maintaining more than 42,466 lane miles of highway and 7,798 bridges. Capital spending for highway and bridge maintenance and preservation projects was approximately $1.1 billion in 2004.



      The State's fiscal year 2005 capital budget calls for it to spend another $6.7 billion for capital projects, of which $3.5 billion is for transportation projects. To pay for these capital projects the State plans to use $207 million in general obligation bond proceeds, $3.5 billion in other financing arrangements with public authorities, $1.8 billion in Federal funds, and $1.1 billion in funds on hand or received during the year.



      DEBT ADMINISTRATION. The State has obtained long term financing in the form of voter approved General Obligation debt (voter approved debt) and other obligations for which voter approval is not needed and has not otherwise been sought (non voter approved debt). Non voter approved long term financing as of March 31, 2004 includes debt obligations the State pays pursuant to contractual obligations it entered into with the issuer. Such obligations include certain bonds issued through state public authorities, certificates of participation, and capital leases obtained through vendors. The State administers its long term financing needs as a single portfolio of state supported debt that includes general obligation bonds and other obligations of both its governmental activities and business type activities. Most of the debt reported under business type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State's Governmental Activities; thus it is not expected to be repaid from resources generated by business-type activities. The State finance law allows for the bonded portion of this single combined debt portfolio, which includes debt reported in both governmental and business type activities combined, to include variable rate securities equal to 15% of total bonds outstanding and interest rate exchange agreements (Swaps) equal to 15% of total bonds outstanding. At March 31, 2004, the State had $1.9 billion in State supported variable rate bonds outstanding and $5.5 billion in variable rate bonds outstanding that are subject to Swap agreements resulting in effective fixed rates, subject to certain risks. In addition, the State had $2.4 billion in convertible bonds that, at various dates in the future, can remain in a fixed rate mode, at net fixed rates to be established at future mandatory tender dates, or convert to a variable rate. As of March 31, 2004, variable rate bonds, net of those subject to fixed rate Swaps, were equal to 4.7% of the State supported bonded debt portfolio. Total Swap agreements of $5.5 billion equaled 13.5% of the total portfolio of bonded State supported debt.



      As of March 31, 2004, the State had $46.9 billion in bonds, notes, and other financing agreements outstanding compared with $39.3 billion last year, an increase of $7.6 billion. During fiscal year 2003-04, the State issued $15.4 billion in bonds, of which $6.7 billion were for refunding and $8.7 billion were for new borrowing.



      2004-2005 FINANCIAL PLAN



      The State's Financial Plan forecasts receipts and disbursements for the fiscal year. The Financial Plan is included in the enacted budget (the "Enacted Budget Financial Plan") and is revised quarterly during the year as required by the State Finance Law. The quarterly revisions update the Financial Plan to reflect variations in actual spending and receipts from the amounts initially estimated in the Enacted Budget Financial Plan. On September 14, 2004, the DOB issued the Enacted Budget Financial Plan for the 2004-05 fiscal year. DOB issued the first quarterly update to the Financial Plan on November 16, 2004 (the "First Quarterly Update").

      In the Enacted Budget Financial Plan, DOB projected General Fund receipts of $42.7 billion, General Fund disbursements of $43.0 billion, and a change of $50 million in fund balances, resulting in a potential imbalance of $434 million in the General Fund in 2004-05. The projections reflected the impact of the Governor's vetoes of certain legislative additions to the Executive Budget, valued at roughly $235 million of savings in the current fiscal year. To fully eliminate the current-year imbalance and help reduce the projected budget gaps of $5 billion to $6 billion in 2005-06 and $7 billion to $8 billion in 2006-07, DOB began preparation of a Fiscal Management Plan (FMP) in cooperation with State agencies.






      DOB now projects that General Fund receipts will total $43.0 billion in 2004-05, an increase of $359 million from the Enacted Budget estimate. Disbursements are now projected to total $43.2 billion, an increase of $215 million. The most significant changes to revenue and spending include upward revisions to the personal income tax (PIT) and the real estate transfer taxes, offset by higher costs for Medicaid and the Department of Correctional Services.






      The net impact of revenue and spending revisions leaves a potential current year imbalance of $290 million that DOB plans to close through the FMP. To date, the FMP has generated $66 million in administrative savings. The DOB will continue to work with agencies to develop administrative and legislative actions to achieve the remaining $224 million of savings needed to balance the 2004-05 budget and to begin to reduce the outyear gaps. In addition to the expected FMP savings, the Financial Plan also assumes that Empire conversion resources will be available by the end of this fiscal year to avoid additional General Fund costs in the range of $200 million to $400 million in 2004-05. (If not available by March 31, 2005, the General Fund would be required to make payments under the tobacco revenue guarantee and statutory loan repayment provision in the range of $100 to $200 million, based on current projections.) The projected imbalance of $224 million constitutes roughly one half of one percent of total General Fund spending and as such falls within the range that DOB believes can be managed through Financial Plan actions. The State has a balance of approximately $800 million in its rainy day reserve (the Tax

Stabilization Reserve Fund) that could be used to offset a potential shortfall in FMP savings or conversion proceeds. However, DOB does not expect to draw on this fund to maintain budget balance in 2004-05.






      As a result of the mid-year revisions, the DOB projects that All Governmental Funds spending will total $101.3 billion in 2004-05, an increase of $84 million from the Enacted Budget.






      Total receipt estimates have been revised upward from Enacted Budget projections by $513 million in 2005-06 and $505 million in 2006-07. The changes are concentrated in the personal income tax and the real estate transfer tax. Both sources are performing better than expected in the current fiscal year and it is expected that these results will continue into 2005-06 and 2006-07. Overall, the economic assumptions underlying the outyear estimates remain largely consistent with Enacted Budget estimates and do not suggest significant changes in revenue growth rates beyond these base adjustments. DOB expects growth in the receipts base of 5.7% over the next two fiscal years. This exceeds average base revenue growth over recent years but is consistent with prior economic expansions.



      RESERVES/GENERAL FUND CLOSING BALANCE. The First Quarterly Update projects a closing balance of $1.127 billion in the General Fund, and is unchanged from the Enacted Budget Financial Plan estimate. The closing fund balance is comprised of $794 million in the permanent rainy day fund (the Tax Stabilization Reserve Fund), $21 million in the Contingency Reserve Fund, and $312 million in the Community Projects Fund.


      AUTHORITIES AND LOCALITIES

      METROPOLITAN TRANSPORTATION AUTHORITY


      In May 2003, the Metropolitan Transportation Authority (MTA) raised subway, bus, and commuter rail fares for the first time since 1995 and bridge and tunnel tolls for the first time since 1996. The increases were made to ensure that the MTA would have balanced budgets in both 2003 and 2004. While the increases led to slightly decreased ridership (down 2.56% from 2002) and vehicle crossings (down 0.87% from 2002), fare revenue increased by 11.14% and toll revenue increased 9.52% over 2002.



      The previous year's fare and toll increases continue to have an impact on 2004 fare and toll revenue levels when compared with 2003 results. MTA consolidated fare revenue is projected to increase 6.9% while toll revenue is expected to increase 6.3%. The MTA consolidated fare revenue projection is $35.0 million lower in the 2004 Mid-Year Forecast compared with the 2004 Adopted Budget, while projected toll revenue is $11.2 million greater than in the Adopted Budget. The 2004 Mid-Year Forecast of New York City Transit fare revenue projection has been lowered by $20.0 million from the Adopted Budget level, while fare revenue for the Commuter Railroads has been reduced by $14.2 million.



      For 2005 through 2008, MTA consolidated ridership is projected to increase in the 1.1% to 1.3% range each year, while traffic is expected to increase in the 0.2% to 0.6% range each year. Annual MTA consolidated fare revenue growth is projected in the 1.2% to 1.4% range for 2005 through 2008, while annual toll revenue growth is projected in the 0.1% to 0.4% range each year. The MTA projects a series of increasing deficits from 2005 through 2007. These are caused by three factors: increasing debt service, higher pension costs, and higher health and welfare benefit costs. Following the largest public bond refinancing in the history of the market in 2002, the MTA continued in 2003 to access the capital markets to fund capital construction projects through the issuance of the new money portion of the restructuring and the MTA was able to sell more than $1.97 billion in fixed and variable rate bonds at favorable interest rates.



      The gaps projected in the July 2004 Financial Plan have been materially reduced largely by external economic improvements that had occurred since February. The 2004 closing cash balance is now expected to be $309 million, $273 million better than the Adopted Budget. This gain is primarily due to better than expected actual results at the end of 2003 and the first half of 2004; notably, increased real estate and petroleum business tax (PBT) revenues and the impact of lower-than-anticipated interest rates on debt service costs. In addition, the continuing effect of real estate and other tax yields combined with other improvements in the regional economic forecast for the plan period, reduces the baseline gaps in the February Plan (without fare actions or agency gap closing measures) to $436 million in 2005. This reduction in the $871 million baseline 2005 gap projected in February is attributable to the carry forward from 2003 and 2004 of $309 million, the continued increase in tax revenues going forward and other refinements in budget forecasting. Assuming that the region's economy remains relatively healthy, the baseline gaps are projected at $1.359 million in 2006 and $1.681 million in 2007; the comparable gap in 2008 is projected to be $2.081 million. Thus, the baseline gaps in 2005 through 2007 improved $163 million, $208 million and $304 million, respectively, since February. Despite these improvements, which do not include gap-closing actions in 2005-2008, MTA's baseline financial position beyond 2004 remains structurally imbalanced.






      The Preliminary 2005 Budget presents options for the Board to consider for closing the currently projected gap of $436 million in that year. These include:
(1) agency programmatic actions, "Program to Eliminate the Gap" (PEGs), which, in total are valued at an estimated $20 million in 2004 and $208 million in 2005; (2) increased fare and toll yields valued in the Preliminary Budget at $219 million in 2005; and (3) an increase in the NYCT Express Bus Fare to $6.00 in 2005, valued at $19 million.






      Dedicated Taxes & State and Local Subsidies total $2.652 billion on an accrual basis, which is $222 million higher than the 2004 Adopted Budget. This is due largely to the substantially higher forecasts for real estate and petroleum business taxes, which reflect increases of $190 million and $31 million, respectively.

      During the period 2005 to 2007, this financial plan projects that overall Dedicated Taxes & State and Local Subsidies will increase over the levels projected in the February 2004 plan by $135 million in 2005, $145 million in 2006 and $187 million in 2007. While these increases are significant, they are lower than the $222 million plan-to-plan increase for the current year (2004). The primary reason for the projected drop between 2004 and 2005 is that this plan assumes that interest rates will begin to rise and as that happens, real estate and petroleum business tax revenues will drop below the 2004 level. Economically based improvements in the Metropolitan Mass Transportation Operating Assistance Taxes (MMTOA), on the other hand, are expected to yield significantly increased revenues to MTA in 2005 through 2008 relative to the 2004 yields.


      NEW YORK CITY

      As required by law, the City prepares a four year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue, and expense projections, and outlines proposed gap closing programs for years with projected budget gaps.

      To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the World Trade Center. The City has relied on the Transitional Finance Authority ("TFA") (created in
1997) and TSASC, Inc. (a local development corporation created in 1999 to issue debt backed by tobacco settlement revenues) to finance its capital program.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such delays will not have adverse impacts on the City's cash flow or expenditures.


      The City has adopted a Fiscal Year (FY) 2005 budget that the City believes will end the year in balance. It believes that the revenue and expenditure projections are reasonable estimates and the level of reserves available to the City appear to be sufficient to offset the risks previously identified by the Comptroller's Office. However, the out-years of the Financial Plan continue to contain multi-billion dollar deficits because the City's expenses continue to outpace the growth of its revenues.



      In June 2004, the Mayor and the City Council adopted a $47.8 billion budget for FY 2005. To achieve budget balance, the City is utilizing $3 billion in non-recurring resources. These items include $1.9 billion in rolled-over budget surplus from Fiscal Year 2004, an expected lump-sum payment of $690 million from the Port Authority of New York and New Jersey as a result of a new lease agreement for City airports, a $502 million reimbursement to the City for Municipal Assistance Corporation debt service, and $150 million from the Battery Park City Authority for the sale of City-owned properties. The use of these non-recurring resources does not address the underlying imbalance between revenues and expenditures in FY 2005.



      The reliance on non-recurring resources to balance the budget creates greater challenges for the City for FYs 2006 through 2008. The Comptroller's Office projects a stronger economy with tax revenue forecasts projected to grow by 12.1% over the financial plan period. This growth is significantly higher than the 7.6% growth in expenditures. However, tax revenues account for only about sixty percent of the funds necessary to support City spending. Since non-tax revenues, such as federal and state aid, will likely remain unchanged over the term of the Financial Plan, the City will be confronted with persistent budget gaps despite a stabilized economic outlook.

      The City Administration projects deficits of $3.7 billion in FY 2006, $4.5 billion in FY 2007, and $3.7 billion in FY 2008. To overcome these challenges, the City indicates that it must devise a long-term financial plan that includes recurring savings and stable growth in revenues. The City has taken a step in this regard by re-establishing a Budget Stabilization Account (BSA) for FY 2006. However, the BSA contains only $220 million, which is short of the projected FY 2006 budget deficit. For the BSA to serve as an effective means of balancing the FY 2006 budget, the City would need to increase the funds in the BSA throughout FY 2005. Another challenge concerns the City's management of its capital plan. In FY 2005 alone, the City will make $4.46 billion in debt service payments, consuming 16 percent of local tax revenues.






      The FYs 2005-2008 Financial Plan shows that the City expects revenues to increase from $47.8 billion in FY 2005 to $49.5 billion in FY 2008, a growth of 3.7%. This growth is driven mainly by increases in tax revenues which are projected to grow by 12.1% over this period even as various temporary tax increases enacted in FY 2003 to help the City weather the fiscal crisis are scheduled to sunset by FY 2006.






      The City plans to borrow $15.4 billion of general obligation bonds and $7.2 billion of Water Finance Authority bonds between FYs 2005 and 2008. This borrowing is driven by both past capital contracts not yet paid and by a portion of currently planned commitments. In addition, there is $172 million of lease-purchase debt along with a $49 million drawdown of the USDOT loan related to reconstruction of the ferry terminals. Including GO, NYCTFA, and TSASC, principal redemptions are estimated to be $1.88 billion in FY 2005, $1.9 billion in FY 2006, $2.13 billion in FY 2007, and $2.23 billion in FY 2008. Planned borrowing, excluding Water Finance Authority bonds, is $3.4 billion in FY 2005, $3.8 billion in FY 2006, $4.2 billion in FY 2007, and $4 billion in FY 2008.






      Thus, the excess borrowing over principal redemptions is estimated to be $1.5 billion in FY 2005, $1.9 billion in FY 2006, $2 billion in FY 2007, and $1.79 billion in FY 2008. The rate of debt growth is projected to be 3.3% from FYs 2004 to 2005, 4% from FYs 2005 to 2006, 4.1% from FYs 2006 to 2007, and 3.5%
from FYs 2007 to 2008. These projected outstanding debt growth rates exceed the City's inflation projections by an average of 1.4% per year. Thus, the City is issuing more debt than it is retiring, and the growth of debt outpaces inflation projections. However, the extent to which the change in outstanding debt exceeding the rate of inflation is deemed problematic will be determined, in large part, by the debt service to tax revenue ratio.

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      LITIGATION


      New York is currently involved in certain litigation involving State finances, State programs and miscellaneous civil rights, tort, real property and contract claims where the monetary damages sought are substantial, generally in excess of $100 million. Adverse decisions against New York could have a material impact on State finances in the 2003-04 fiscal year or thereafter. Included in this litigation, among others, are the following: Campaign for Fiscal Equity, Inc., et al. v. State, et al., where plaintiffs claim that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution; Oneida Indian Nation of New York et al. v. County of Oneida, where the plaintiff claims that a 250,000 acre area in Madison and Oneida counties was illegally sold to the State in 1795; and Cayuga Indian Nation of New York v. Cuomo et al. where the federal District Court granted plaintiffs $211 million in prejudgment interest on 64,000 acres held to be illegally sold to the State in 1795.


      INVERSE FLOATERS The Money Market Fund, Tax-Free California Fund, Tax-Free Minnesota, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. A Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

      EQUITY SECURITIES Each Fund, except the High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund, as described below, and except the Money Market Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, these Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Income Fund may invest up to 10% of its total assets in preferred stock, convertible securities, and securities carrying warrants to purchase equity securities. The High Yield Fund and Total Return Bond Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

      SMALL CAPITALIZATION SECURITIES Each Fund, except the Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund, may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

      FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

      Many of the Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Hartford Investment Management or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

      Funds that are permitted to invest in securities of foreign issuers and non-dollar securities may invest in debt exchangeable for common stock, debt or equity linked notes and similar linked securities (e.g., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. A Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

      The Inflation Plus Fund may invest up to 35% of its net assets in the securities of foreign issuers and non-dollar securities. The Capital Appreciation Fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities. The Income Fund may invest up to 25% of its total assets in the securities of foreign issuers and non-dollar securities. The Advisers, Disciplined Equity, Dividend and Growth, Equity Income, Focus, Growth, Growth Opportunities, MidCap, MidCap Value, Small Company, SmallCap Growth, Stock, Value and Value Opportunities Funds may invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Short Duration Fund may invest up to 25% of its total assets in the securities of foreign issuers. The Money Market Fund may invest up to 100% of its total assets (provided such assets are U.S. dollar denominated) and the High Yield and Total Return Bond Funds are permitted to invest up to 30% of their total assets in the securities of foreign issuers. The Global Communications, Global Financial Services, Global Health, Global Leaders, Global Technology, International Capital Appreciation, International Opportunities and International Small Company Funds each may invest 100% of their total assets in the securities of foreign issuers and non-dollar securities. Each of the High Yield Fund and Total Return Bond Fund may also invest up to 10% of their total assets in non-dollar securities. U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy. Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund may invest in tax-exempt bonds issued by Native American entities, but, not as part of their principal investment strategy.

      Under normal market conditions, the International Opportunities Fund invests in at least three countries other than the United States; however there are no limits on the amount of the fund's assets that may be invested in each country. The Global Leaders Fund invests in at least five countries, one of which is the United States; however, the Fund has no limit on the amount of assets that must be invested in each country. The Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund each invest in at least three countries, one of which may be the United States; however, these Funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation Fund invests in at least five countries; the International Small Company Fund in at least ten; however, neither Fund has a limit on the amount of assets that must be invested in each country.

      Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

      Investing in foreign government debt securities exposes a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

      From time to time, the International Small Company Fund may invest up to 15% of its total assets, and the Income Fund may invest up to 20% of its total assets, and the Global Communications Fund may invest up to 50% of its total assets, and each of the Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, International Capital Appreciation Fund, and International Opportunities Fund may invest up to 25% of its total assets and each of the High Yield Fund and Total Return Bond Fund may invest up to 30% of its total assets and Capital Appreciation Fund may invest up to 35% of its total assets in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

      CURRENCY TRANSACTIONS Each Fund, except the Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and, to a lesser extent, to enhance returns. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

      Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

      The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that Hartford Investment Management or Wellington Management deems to be creditworthy.

      The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

      OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund, except the Money Market Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. Each Fund, except Money Market Fund, may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

      A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

      The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

      Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

      The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      The Funds may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

      A Fund may only write covered options. See "Asset Coverage" below.

      A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      Each Fund (except the Money Market Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

      A Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

      A Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. A Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

      The Funds may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

      The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

      Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Hartford Investment Management or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets,
(2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a Fund may have been in a better position had it not used such a strategy.

      SWAP AGREEMENTS Each Fund, except the Money Market Fund, may enter into currency swaps (except Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund), interest rate swaps, swaps on specific securities, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Each Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Another example would be for a Fund to exchange interest payments for inflation-linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

      The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Hartford Investment Management or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Hartford Investment Management or Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on Hartford Investment Management's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates.

Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if Hartford Investment Management's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

      ASSET SWAPS The Advisers Fund and Income Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under "Swap Agreements," is the primary risk of asset swaps.

      ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments. A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for each of the Inflation Plus Fund and Money Market Fund) would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. A Fund may not be able to sell illiquid securities or other investments when Hartford Investment Management or Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on a Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. Each Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the respective Company's board of directors.

      Under current interpretations of the SEC Staff, the following types of investments in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which a Fund may invest that are not readily marketable.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if Hartford Investment Management or Wellington Management deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time a Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

      DOLLAR ROLLS In connection with their ability to purchase securities on a when-issued or forward commitment basis, Advisers Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund may enter into "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of Hartford Investment Management or Wellington Management, as appropriate, to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before a Fund is able to purchase them, or a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, a Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

      REITS Each Fund, except U.S. Government Securities Fund, may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

      Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

      LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", each of the Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the boards of directors, the Funds may use or invest any cash collateral at their own risk and for their own benefit. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

      Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

      ASSET COVERAGE To the extent required by SEC guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or
(2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

      BORROWING Each Fund may borrow money to the extent set forth under "Investment Objectives and Policies." The Funds do not intend to borrow for leverage purposes, except as may be set forth under "Investment

Objectives and Policies." Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

      PORTFOLIO TURNOVER The portfolio turnover rate for the Inflation Plus Fund was significantly higher in fiscal year 2004 than in fiscal year 2003 primarily because of a substantial growth in assets of the Fund.


      DISCLOSURE OF PORTFOLIO HOLDINGS The Funds will disclose their complete calendar quarter-end portfolio holdings on the Funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The Funds also will disclose on the Funds' website their largest ten holdings or largest five issuers no earlier than 15 days after the end of each month. This information will remain accessible until the next schedule appears on the website.



      The Funds, the Funds' investment manager, the Funds' distributor (collectively "Hartford") or the Funds' investment sub-advisers ("sub-advisers") also disclose portfolio holdings on a more frequent basis as necessary in connection with the day-to-day operations and management of each Fund in accordance with the following requirements. Each portfolio holdings disclosure arrangement or practice must be approved in advance by the Funds' chief compliance officer, based on a finding that the applicable Fund has a legitimate business purpose for the arrangement or practice, and that it is in the interest of Fund shareholders, and must be subject to an appropriate confidentiality agreement, approved by the Funds' chief compliance officer.



      Portfolio holdings are disclosed to the Funds' custodian, securities lending agents, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the Funds, and only in accordance with the above requirements.



      Portfolio holdings may also be disclosed to persons assisting the Funds or their sub-advisers in the voting of proxies and to the Funds' bank lenders. In connection with managing the Funds, the Funds' investment manager or sub-advisers may disclose the Funds' portfolio holdings to third-party vendors that provide analytical systems services to the Funds' investment manager or sub-advisers on behalf of the Funds, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers. From time to time, the Funds may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation. With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.



      The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:



      State Street Bank and Trust Company (the Funds' Custodian)



      FactSet Research Systems, Inc.



      The Goldman Sachs Trust Company, d/b/a Boston Global Advisors



      The Bank of New York



      Wells Fargo Bank, N.A.



      Wachovia Bank, N.A.



      Lipper Inc.



      J.P. Morgan Securities, Inc.



      Strategic Advisers, Inc.



      Merrill Lynch, Pierce, Fenner & Smith



      Bowne & Co., Inc. - Financial printers



      Ernst & Young LLP (the Funds' Independent Registered Public Accounting
      Firm)

      As indicated below, portfolio holdings are disclosed at various times to State Street Bank and Trust Company and Lipper Inc., respectively, in order to fulfill their obligations to the Funds. Portfolio holdings are disclosed on a daily basis to the Funds' custodian; State Street Bank and Trust Company - Portfolio Accounting System (PAS); FactSet Research Systems, Inc.; and Boston Global Advisors, The Bank of New York, State Street Bank and Trust Company, Wells Fargo Bank, N.A. and Wachovia Bank, N.A. (for certain Funds). Portfolio holdings are disclosed to Lipper Inc., J.P. Morgan Securities, Inc. and Strategic Advisers, Inc. on a monthly basis, with lag times of two business days, five calendar days and fifteen business days, respectively. Portfolio holdings are disclosed to Lipper Inc./Merrill Lynch, Pierce, Fenner & Smith and Bowne & Co., Inc. on a quarterly basis, with lag times of five and ten business days, respectively. Portfolio holdings are disclosed to the Funds' independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds' independent registered public accounting firm to provide services to the Funds, with no lag time.



      Additionally, when purchasing and selling their portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information. In these cases, the Funds' chief compliance officer may waive the requirement of a formal confidentiality agreement, based on a finding that the broker-dealer is otherwise subject by law to a duty to maintain the confidentiality of the information and not to trade on non-public information, and, to the knowledge of the Funds' chief compliance officer, has not misused the information in the past.



      Subject to the procedures described below, Hartford or its sub-advisers may provide oral or written information ("portfolio commentary") about the Funds, including, but not limited to, how a Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Hartford or its sub-advisers may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about a Fund may be based on a Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in a Fund, persons considering investing in a Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisers. The content and nature of the information provided to each of these persons may differ.






      In advance of Hartford or any sub-adviser providing "portfolio commentary" or "statistical information," the proposed arrangement or practice must be approved by the Funds' chief compliance officer upon a finding that such arrangement/practice is for a legitimate business purpose and in the interest of Fund shareholders. If the arrangement involves disclosure of "portfolio holdings information" within the meaning of the SEC rules, as interpreted under prevailing industry and SEC standards by the Funds' chief compliance officer, disclosure of such information must be approved by the Funds' chief compliance officer in accordance with the standards described above for disclosing portfolio holdings information.






      Hartford and its sub-advisers have implemented procedures reasonably designed to ensure that (1) any disclosure of the Funds' portfolio securities is made pursuant to a practice or arrangement approved by the Funds' chief compliance officer; (2) personnel who are in a position to disclose Fund portfolio holdings are appropriately trained to comply with the Fund's policies regarding the disclosure of portfolio holdings and (3) each decision to approve a proposed disclosure arrangement or practice by the appropriate parties is documented in reasonable detail by the applicable Fund's chief compliance officer or his/her designee.


      In no event will the Hartford or its sub-advisers or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.


      The Funds' chief compliance officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Funds' chief compliance officer to ensure that all disclosures of the portfolio holdings of a Fund are for a legitimate business purpose and in the best interests of such Fund's shareholders, and in accordance with appropriate confidentiality arrangements. The Funds' chief compliance officer is also responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds' investment manager, investment sub-advisers, principal underwriter, or any affiliated person of the Funds, their investment manager, investment sub-advisers, or their principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the Funds' chief compliance officer.



      The Boards of Directors of the Funds reviews and approves the Funds' policy on disclosure of portfolio holdings. The chief compliance officer of the investment manager will provide summaries of all newly approved portfolio holdings disclosure arrangements and practices, including information about the identifies of the parties receiving such information, the reason for the disclosure, and the confidentiality agreements in place, to the Boards of Directors of the Funds at the next occurring regular Board meeting. The chief compliance officer of the Funds and of the investment manager are responsible for reporting exceptions to and violations of this policy to the Boards of Directors of the Funds at the next occurring regular Board meeting. There can be no assurance, however, that the Funds' portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

                                 FUND MANAGEMENT

      Each Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. With respect to the funds of funds, if the interests of a fund of funds and an Underlying Fund were to diverge, a conflict of interest could arise and affect how the directors fulfill their fiduciary duties to the affected Funds. HIFSCO has structured the funds of funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, HIFSCO and the directors would take reasonable steps to minimize and, if possible, eliminate the conflict.

      The following tables set forth various information about the directors and officers of the Companies. The first table relates to those directors who are deemed not to be "interested persons" of the Companies, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Companies' "interested" directors and the Companies' officers.

NON-INTERESTED DIRECTORS


                                                                                                  NUMBER OF
                                             TERM OF                                             PORTFOLIOS
                                             OFFICE*                                               IN FUND
                             POSITION      AND LENGTH                                              COMPLEX
                             HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                     5 YEARS                    DIRECTOR      HELD BY DIRECTOR
 ---------------------     ------------      ------                     -------                    --------      ----------------
LYNN S. BIRDSONG             Director      Since 2003     From 1979 to 2002, Mr. Birdsong was        77        Mr. Birdsong is a
(age 58)                                                  a managing director of Zurich                        Director of the
c/o Hartford Mutual Funds                                 Scudder Investments, an investment                   Atlantic Whitehall
P.O. Box 2999                                             management firm. In 2003, Mr.                        Funds and The Japan
Hartford, CT 06104-2999                                   Birdsong became an independent                       Fund.
                                                          director of the Atlantic Whitehall
                                                          Funds and The Japan Fund; during
                                                          his employment with Scudder, he was
                                                          an interested director of The Japan
                                                          Fund. Since 1981, Mr. Birdsong has
                                                          been a partner in Birdsong Company,
                                                          an advertising specialty firm. He
                                                          is also a Director of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc.

DR. ROBERT M. GAVIN          Director and  Director       Dr. Gavin is an educational                77                 N/A
(age 64)                     Chairman of   since 2002(1)  consultant. Prior to September 1,
c/o Hartford Mutual Funds    the Board     Director       2001, he was President of Cranbrook
P.O. Box 2999                              since 1986(2)  Education Community; and prior to
Hartford, CT 06104-2999                    Chairman       July 1996, he was President of
                                           of the         Macalester College, St. Paul,
                                           Board for      Minnesota. He is also a Director
                                           each           and Chairman of the Board of
                                           Company        Directors of The Hartford Income
                                           since 2004     Shares Fund, Inc., Hartford Series
                                                          Fund, Inc. and Hartford HLS Series
                                                          Fund II, Inc.

DUANE E. HILL                Director      Since 2001(1)  Mr. Hill is Partner Emeritus and a         77                 N/A
(age 59)                                   Since 20022    founding partner of TSG Capital
c/o Hartford Mutual Funds                                 Group, a private equity investment
P.O. Box 2999                                             firm that serves as sponsor and
Hartford, CT 06104-2999                                   lead investor in leveraged buyouts
                                                          of middle market companies. Mr.
                                                          Hill is also a Partner of TSG
                                                          Ventures L.P., a private equity
                                                          investment company that invests
                                                          primarily in minority-owned small
                                                          businesses. He is also a Director
                                                          of The Hartford Income Shares Fund,
                                                          Inc., Hartford Series Fund, Inc.
                                                          and Hartford

NON-INTERESTED DIRECTORS


                                                                                                  NUMBER OF
                                             TERM OF                                             PORTFOLIOS
                                             OFFICE*                                               IN FUND
                             POSITION      AND LENGTH                                              COMPLEX
                             HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                     5 YEARS                    DIRECTOR      HELD BY DIRECTOR
 ---------------------     ------------      ------                     -------                    --------      ----------------
                                                          HLS Series Fund II, Inc.

SANDRA S. JAFFEE             Director3     Since 2005     Ms. Jaffee is an Entrepreneur in           60                 N/A
(age 63)                                                  Residence with Warburg Pincus, a
c/o Hartford Mutual Funds                                 private equity firm.  From
P.O. Box 2999                                             September 1995 to July 2004, Ms.
Hartford, CT  06104-2999                                  Jaffee served as Executive Vice
                                                          President at Citigroup, where she
                                                          was President and CEO of Citibank's
                                                          Global Securities Services
                                                          (1995-2003).  Ms Jaffee was
                                                          appointed Executive Vice President
                                                          of Citibank in 1998.  Ms Jaffee is
                                                          also a Director of The Hartford
                                                          Income Shares Fund, Inc. and
                                                          Hartford Series Fund, Inc.

PHILLIP O. PETERSON          Director      Since 2002(1)  Mr. Peterson is a mutual fund              77                 N/A
(age 60)                                   Since 2000(2)  industry consultant. He was a
c/o Hartford Mutual Funds                                 partner of KPMG LLP until July
P.O. Box 2999                                             1999. In January 2004, Mr. Peterson
Hartford, CT 06104-2999                                   was appointed independent president
                                                          of the Strong Mutual Funds.  He is
                                                          also a Director of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc.

MILLARD H. PRYOR, JR.        Director      Since 1996(1)  Mr. Pryor has served as Managing           77        Mr. Pryor is a
(age 71)                                   Since 2002(2)  Director of Pryor & Clark Company                    Director of Infodata
c/o Hartford Mutual Funds                                 (real estate investment), Hartford,                  Systems, Inc.
P.O. Box 2999                                             Connecticut, since June 1992. He is                  (software company)
Hartford, CT 06104-2999                                   also a Director of The Hartford                      and CompuDyne
                                                          Income Shares Fund, Inc., Hartford                   Corporation
                                                          Series Fund, Inc. and Hartford HLS                   (security products
                                                          Series Fund II, Inc.                                 and services).


(1)   For The Hartford Mutual Funds, Inc.

(2)   For The Hartford Mutual Funds II, Inc.


(3) Ms. Jaffee is a director of The Hartford Mutual Funds, Inc. but is not a director of The Hartford Mutual Funds II, Inc.


* Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


                                                                                                  NUMBER OF
                                             TERM OF                                             PORTFOLIOS
                                             OFFICE*                                               IN FUND
                             POSITION      AND LENGTH                                              COMPLEX
                             HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY    OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                     5 YEARS                    DIRECTOR      HELD BY DIRECTOR
 ---------------------     ------------      ------                     -------                    --------      ----------------
THOMAS M. MARRA**            Director       Since 2002    Mr. Marra is President and Chief            77       Mr. Marra is a
(age 46)                                                  Operating Officer of Hartford Life,                  member of the Board
c/o Hartford Mutual Funds                                 Inc. He is also a member of the Board                of Directors of The
P.O. Box 2999                                             of Directors and a member of the                     Hartford.
Hartford, CT 06104-2999                                   Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc. ("The Hartford"), the parent
                                                          company of Hartford Life. Mr. Marra
                                                          was named President of Hartford Life
                                                          in 2001 and COO in 2000, and served
                                                          as Director of Hartford Life's
                                                          Investment Products Division from
                                                          1998 to 2000. He was head of Hartford
                                                          Life's Individual Life and Annuities
                                                          Division from 1994 to 1998 after
                                                          being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. Mr. Marra is
                                                          also a Managing Member and President
                                                          of Hartford Investment Financial
                                                          Services, LLC ("HIFSCO") and HL
                                                          Investment Advisors, LLC ("HL
                                                          Advisors"). He served as Chairman of
                                                          the Board of the Companies from 2002
                                                          to 2004.  He currently also serves as
                                                          a Director of The Hartford Income
                                                          Shares Fund, Inc., Hartford Series
                                                          Fund, Inc. and Hartford HLS Series
                                                          Fund II, Inc. and served as Chairman
                                                          of the Board of these companies from
                                                          2002 to 2004.

LOWNDES A. SMITH**           Director       Since         Mr. Smith served as Vice Chairman of        77       Mr. Smith is a
(age 65)                                    1996(1)       The Hartford from February 1997 to                   Director of White
c/o Hartford Mutual Funds                   Since         January 2002, as President and Chief                 Mountains Insurance
P.O. Box 2999                               2002(2)       Executive Officer of Hartford Life,                  Group, Ltd.
Hartford, CT 06104-2999                                   Inc. from February 1997 to January
                                                          2002, and as President and Chief
                                                          Operating Officer of The Hartford
                                                          Life Insurance Companies from January
                                                          1989 to January 2002. Mr. Smith is
                                                          also a Director of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc.

DAVID M. ZNAMIEROWSKI**      Director3      Since         Mr. Znamierowski currently serves as        59                N/A
(age 44)                                    1999(1)       President of Hartford Investment
c/o Hartford Mutual Funds                   Since         Management Company ("Hartford
P.O. Box 2999                               2001(2)       Investment Management"), Executive
Hartford, CT 06104-2999                                   Vice President and Chief Investment
                                                          Officer for Hartford Life, Inc., and
                                                          Executive Vice President and Chief
                                                          Investment Officer for Hartford Life
                                                          Insurance Company. Mr. Znamierowski
                                                          is also a Managing Member and
                                                          Executive Vice

OFFICERS AND INTERESTED DIRECTORS


                                                                                                    NUMBER OF
                                             TERM OF                                               PORTFOLIOS
                                             OFFICE*                                                 IN FUND
                             POSITION      AND LENGTH                                                COMPLEX
                             HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY  OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                     5 YEARS                      DIRECTOR    HELD BY DIRECTOR
 ---------------------     ------------      ------                     -------                      --------    ----------------
                                                          President and Chief Investment Officer
                                                          of HIFSCO and HL Advisors. Mr.
                                                          Znamierowski is Executive Vice
                                                          President and Chief Investment Officer
                                                          for The Hartford. In addition, he
                                                          serves as a Director of Hartford Series
                                                          Fund, Inc. He served as President of
                                                          The Hartford Mutual Funds, Inc., The
                                                          Hartford Mutual Funds II, Inc., The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and Hartford
                                                          HLS Series Fund II, Inc. from 1999 to
                                                          2005.

JOHN C. WALTERS              President      Since 2005    Mr. Walters serves as Executive Vice          N/A             N/A
(age 43)                     and Chief                    President and Director of the
c/o Hartford Mutual Funds    Executive                    Investment Products Division of
P.O. Box 2999                Officer                      Hartford Life Insurance Company. Mr.
Hartford, CT 06104-2999                                   Walters is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors. In addition, he is
                                                          President and Chief Executive Officer
                                                          of The Hartford Income Shares Fund,
                                                          Inc., Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc. He
                                                          served as a Vice President of The
                                                          Hartford Mutual Funds, Inc., The
                                                          Hartford Mutual Funds II, Inc., The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.
                                                          from 2000 to 2005. Previously, Mr.
                                                          Walters was with First Union
                                                          Securities.

WILLIAM H. DAVISON, JR.      Vice           Since 2002    Mr. Davison is a Managing Director            N/A             N/A
(age 47)                     President                    and Director of the Funds Management
c/o Hartford Mutual Funds                                 Group of Hartford Investment
                                                          Management. Mr. Davison is also a
                                                          Senior Vice President of

OFFICERS AND INTERESTED DIRECTORS


                                                                                                    NUMBER OF
                                             TERM OF                                               PORTFOLIOS
                                             OFFICE*                                                 IN FUND
                             POSITION      AND LENGTH                                                COMPLEX
                             HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY  OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                     5 YEARS                      DIRECTOR    HELD BY DIRECTOR
 ---------------------     ------------      ------                     -------                      --------    ----------------
P.O. Box 2999                                             HIFSCO and HL Advisors. In addition, he
Hartford, CT 06104-2999                                   serves as a Vice President of The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and Hartford
                                                          HLS Series Fund II, Inc.

TAMARA L. FAGELY             Vice           Since         Ms. Fagely has been Vice President of         N/A             N/A
(age 46)                     President,     2002(1)       HASCO since 1998. Prior to 1998, she
500 Bielenberg Drive         Controller     Since         was Second Vice President of HASCO.
Woodbury, MN 55125           and Treasurer  1993(2)       Since December 2001, she has served
                                                          as Assistant Vice President of
                                                          Hartford Life Insurance Company. In
                                                          addition, she is Controller of HIFSCO
                                                          and Vice President, Controller and
                                                          Treasurer of The Hartford Income
                                                          Shares Fund, Inc., Hartford Series
                                                          Fund, Inc. and Hartford HLS Series
                                                          Fund II, Inc.

BRUCE W. FERRIS              Vice           Since 2002    Mr. Ferris serves as Senior Vice              N/A             N/A
(age 49)                     President                    President and a Director of Sales and
c/o Hartford Mutual Funds                                 Marketing in the Investment Products
P.O. Box 2999                                             Division of Hartford Life Insurance
Hartford, CT 06104-2999                                   Company. He is also a Managing Member
                                                          of HL Advisors. In addition, Mr.
                                                          Ferris is Vice President of The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.

MARY JANE FORTIN             Vice           Since 2003    Ms. Fortin is Senior Vice President           N/A             N/A
(age 40)                     President                    and Director of Mutual Funds and 529
c/o Hartford Mutual Funds                                 Programs for Hartford Life. In
P.O. Box 2999                                             addition, she is a Vice President of
Hartford, CT 06104-2999                                   The Hartford Income Shares Fund,
                                                          Inc., Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.
                                                          Previously, Ms. Fortin served as
                                                          Senior Vice President and Chief
                                                          Accounting Officer of Hartford Life.
                                                          She joined Hartford Life in 1997.

GEORGE R. JAY                Vice           Since         Mr. Jay serves as Assistant Vice              N/A             N/A
(age 53)                     President      1996(1)       President of Hartford Life Insurance
c/o Hartford Mutual Funds    and Chief      Since         Company. He also serves as Vice
P.O. Box 2999                Compliance     2001(2)       President and Chief Compliance
Hartford, CT 06104-2999      Officer                      Officer of Hartford Series Fund,
                                                          Inc., Hartford HLS Series Fund II,
                                                          Inc. and The Hartford Income Shares
                                                          Fund, Inc.

STEPHEN T. JOYCE             Vice           Since         Mr. Joyce currently serves as Senior          N/A             N/A
(age 45)                     President      2000(1)       Vice President and Director of the
c/o Hartford Mutual Funds                   Since         Institutional Solutions Group for
P.O. Box 2999                               2001(2)       Hartford Life Insurance Company. Mr.
Hartford, CT 06104-2999                                   Joyce is also a Senior Vice President
                                                          of HL Advisors and a Vice President
                                                          of The

                                                                                                     NUMBER OF
                                             TERM OF                                                PORTFOLIOS
                                             OFFICE*                                                  IN FUND
                             POSITION      AND LENGTH                                                 COMPLEX
                             HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY  OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     EACH COMPANY      SERVED                      5 YEARS                      DIRECTOR    HELD BY DIRECTOR
 ---------------------     ------------      ------                      -------                      --------    ----------------
                                                           Hartford Income Shares Fund, Inc.,
                                                           Hartford Series Fund, Inc. and Hartford
                                                           HLS Series Fund II, Inc. Previously, he
                                                           served as Vice President (1997-1999)
                                                           and Assistant Vice President
                                                           (1994-1997) of Hartford Life Insurance
                                                           Company.

DAVID N. LEVENSON            Vice           Since 2000(1)  Mr. Levenson serves as Senior Vice            N/A             N/A
(age 38)                     President      Since          President of Hartford Life Insurance
c/o Hartford Mutual Funds                   2001(2)        Company's Retail Product Management
P.O. Box 2999                                              Group and is responsible for all
                                                           Hartford, CT 06104-2999
                                                           retail product management and
                                                           profitability. Mr. Levenson is also
                                                           a Senior Vice President of HIFSCO.
                                                           In addition, he serves as Vice
                                                           President of The Hartford Income
                                                           Shares Fund, Inc., Hartford Series
                                                           Fund, Inc. and Hartford HLS Series
                                                           Fund II, Inc. Mr. Levenson joined
                                                           The Hartford in 1995.

DENISE A. SETTIMI            Vice           Since          Ms. Settimi currently serves as Vice          N/A             N/A
(age 44)                     President      2005           President Securities Operations of
c/o Hartford Mutual Funds                                  HASCO. Since March 2003, she has
P.O. Box 2999                                              served as Director of Hartford Life
Hartford, CT 06104-2999                                    Insurance Company. Previously, Ms.
                                                           Settimi was with American Express
                                                           Financial Advisors, where she was
                                                           Director of Retirement Plan Services
                                                           from 1997 to 2003. In addition, she
                                                           is a Vice President of The Hartford
                                                           Income Shares Fund, Inc., Hartford
                                                           Series Fund, Inc. and Hartford HLS
                                                           Series Fund II, Inc.


(1)   For The Hartford Mutual Funds, Inc.

(2)   For The Hartford Mutual Funds II, Inc.

(3) Mr. Znamierowski is a director of The Hartford Mutual Funds, Inc. but is not a director of The Hartford Mutual Funds II, Inc.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO, Hartford Investment Management or affiliated companies.


      STANDING COMMITTEES. Each board of directors has established an Audit Committee, a Nominating Committee, a Litigation Committee and an Investment Committee. Each Audit Committee and Nominating Committee is made up of those directors who are not "interested persons" of the Companies. Each Litigation Committee is made up of the following directors: Robert M. Gavin, Lynn S. Birdsong, Duane E. Hill and Sandra S. Jaffee (for The Hartford Mutual Funds, Inc. only). The function of each Audit Committee is to (i) oversee the Funds' accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assist the board in its oversight of the qualifications, independence and performance of the Funds' independent registered public accounting firm; the quality, objectivity and integrity of the Funds' financial statements and the independent audit thereof; and the performance of the Company's internal audit function, and (iii) act as a liaison between the Funds' independent registered public accounting firm and the full board of directors. Each Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the applicable Company, who will then forward them to the Nominating Committee. Each Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. Each Litigation Committee manages any legal actions that are brought by, on behalf of or against the Funds, their respective boards of directors and/or the members thereof that are not "interested persons" of the Funds as defined in the 1940 Act. Each Investment Committee, which was established on February 1, 2005, is made up of all directors of each respective Company. Each Investment Committee assists the boards in their oversight of the Funds' investment performance and related matters. The Audit Committee, Nominating Committee and Litigation Committee of The Hartford Mutual Funds, Inc. met four times, three times and two times, respectively, and of The Hartford Mutual Funds II, Inc. met four times, three times and two times, respectively, during the fiscal year ended October 31, 2004.



      All directors and officers of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., except for Sandra S. Jaffee and David Znamierowski, are also directors and officers of three other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director of The Hartford Mutual Funds, Inc., Ms. Jaffee is also a director of two other registered investment companies in the fund complex. In addition to being a director of The Hartford Mutual Funds, Inc., Mr. Znamierowski is also a director of one other registered investment company in the fund complex.


      The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2004 (i) in each Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS


                                                                                      AGGREGATE DOLLAR RANGE
                                                                                     OF EQUITY SECURITIES IN
                                                                                    ALL REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN
                                 DOLLAR RANGE OF EQUITY SECURITIES                   BY DIRECTOR IN FAMILY OF
 NAME OF DIRECTOR                           IN THE FUND                                INVESTMENT COMPANIES

Lynn S. Birdsong     The Hartford Global Leaders Fund          $10,001-$50,000           $10,001-$50,000

Dr. Robert M. Gavin  The Hartford Global Leaders Fund         $50,001-$100,000            Over $100,000
                     The Hartford Growth Fund                   Over $100,000
                     The Hartford Growth Opportunities Fund     Over $100,000
                     The Hartford Money Market Fund            $10,001-$50,000
                     The Hartford Balanced Allocation Fund      Over $100,000

Duane E. Hill        None                                                                      None

Sandra S. Jaffee(1)  N/A                                                                       N/A

Phillip O. Peterson  The Hartford Global Technology Fund       $10,001-$50,000           $10,001-$50,000

Millard H. Pryor,    The Hartford Global Health Fund          $50,001-$100,000           $50,001-$100,000
Jr.

(1) Newly appointed director of The Hartford Mutual Funds, Inc. on February 1, 2005. Ms. Jaffee is a director of The Hartford Mutual Funds, Inc. but is not a director of The Hartford Mutual Funds II, Inc.


INTERESTED DIRECTORS


                                                                                             AGGREGATE DOLLAR RANGE
                                                                                            OF EQUITY SECURITIES IN
                                                                                           ALL REGISTERED INVESTMENT
                                                                                               COMPANIES OVERSEEN
                                        DOLLAR RANGE OF EQUITY SECURITIES                   BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR                              IN THE FUND                                INVESTMENT COMPANIES
Thomas M. Marra             The Hartford Capital Appreciation Fund     Over $100,000             Over $100,000
                            The Hartford Dividend and Growth Fund    $50,001-$100,000
                            The Hartford Focus Fund                    Over $100,000
                            The Hartford Global Leaders Fund           Over $100,000
                            The Hartford High Yield Fund             $50,001-$100,000
                            The Hartford International                  $1-$10,000
                            Opportunities Fund
                            The Hartford MidCap Fund                   Over $100,000
                            The Hartford Small Company Fund          $50,001-$100,000
                            The Hartford Stock Fund                    Over $100,000

Lowndes A. Smith            The Hartford Capital Appreciation Fund   $50,001-$100,000            Over $100,000
                            The Hartford Global Health Fund          $50,001-$100,000
                            The Hartford  Global Leaders Fund         $10,001-$50,000
                            The Hartford Global Technology Fund       $10,001-$50,000
                            The Hartford MidCap Fund                 $50,001-$100,000
                            The Hartford Small Company Fund           $10,001-$50,000

David M. Znamierowski(1)    The Hartford High Yield Fund              $10,001-$50,000           $10,001-$50,000


(1) Mr. Znamierowski is a director of The Hartford Mutual Funds, Inc. but is not a director of The Hartford Mutual Funds II, Inc.

      COMPENSATION OF OFFICERS AND DIRECTORS Neither Company pays salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2004 and certain other information.


                                                    Aggregate
                                 Aggregate        Compensation       Pension Or
                               Compensation         From The         Retirement                             Total Compensation
                                 From The           Hartford      Benefits Accrued      Estimated Annual    From the Funds And
                              Hartford Mutual     Mutual Funds     As Part of Fund        Benefits Upon    Fund Complex Paid To
  Name of Person, Position      Funds, Inc.         II, Inc.          Expenses             Retirement           Directors*

Lynn S. Birdsong, Director      $ 27,437            $  3,001          $      0              $      0            $121,750

Winifred E. Coleman,            $ 24,166            $  2,647          $      0              $      0            $107,250
Director(1)

Dr. Robert M. Gavin,            $ 31,952            $  3,486          $      0              $      0            $141,750
Director

Duane E. Hill,                  $ 28,283            $  3,092          $      0              $      0            $125,500
Director

                                                    Aggregate
                                 Aggregate        Compensation       Pension Or
                               Compensation         From The         Retirement                             Total Compensation
                                 From The           Hartford      Benefits Accrued      Estimated Annual    From the Funds And
                              Hartford Mutual     Mutual Funds     As Part of Fund        Benefits Upon    Fund Complex Paid To
  Name of Person, Position      Funds, Inc.         II, Inc.          Expenses             Retirement           Directors*
Sandra S. Jaffee,(2)            $      0            $      0          $      0              $      0            $      0
Director

Phillip O. Peterson,            $ 26,479            $  2,896          $      0              $      0            $117,500
Director

Millard H. Pryor, Director      $ 28,452            $  3,111          $      0              $      0            $126,250

Lowndes A. Smith, Director      $ 24,732            $  2,705          $      0              $      0            $109,750


* As of October 31, 2004, five registered investment companies in the Complex paid compensation to the directors.

(1) Retired from board of directors of each Company, effective November 4, 2004.


(2) Newly appointed director of The Hartford Mutual Funds, Inc. on February 1, 2005. Ms Jaffee is a director of The Hartford Mutual Funds, Inc. but is not a director of The Hartford Mutual Funds II, Inc.


      The sales load for Class A, Class L and Class E shares of the Funds is waived for present and former officers, directors and employees of the Companies, The Hartford, Wellington Management, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Funds and their operations to invest in the Funds.

      Each Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Companies to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.





      As of January 31, 2005, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:


        ADVISERS FUND                                       CLASS A       CLASS B      CLASS C      CLASS Y
        -------------                                       -------       -------      -------      -------
Edward D Jones & Co                                          65.38%        20.98%       10.29%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           8.13%
House Account 00109801250
Attn: Peter Booth 7(th) Floor
333 W 34(th) St
New York NY 10001-2402

West Virginia Savings Plan Trustee                                                                   91.60%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



        CAPITAL APPRECIATION FUND                            CLASS A      CLASS B       CLASS C      CLASS Y
        -------------------------                            -------      -------       -------      -------
Edward D Jones & Co                                          35.37%        13.98%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                              5.79%        8.07%
House Account 00109801250
Attn: Peter Booth 7(th) Floor
333 W 34(th) St
New York NY 10001-2402

        CAPITAL APPRECIATION FUND                            CLASS A      CLASS B       CLASS C      CLASS Y
        -------------------------                            -------      -------       -------      -------
West Virginia Savings Plan Trustee                                                                   53.56%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       10.75%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       11.76%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

DISCIPLINED EQUITY FUND                                      CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          70.03%        33.71%       15.75%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

State Street Bank & Trust Cust                                                                       16.24%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       40.76%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       32.84%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust                                                                             7.71%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



DIVIDEND AND GROWTH FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          72.18%        31.56%        9.61%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           6.50%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

DIVIDEND AND GROWTH FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
West Virginia Savings Plan Trustee                                                                   74.96%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        6.89%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

Commerce Bank Trust Dept C/F                                                                          8.02%
Mori & Co Partnership
Attn: Mutual Fund Processing TBTS-2
PO Box 13366
Kansas City MO 64199-3366



EQUITY INCOME FUND                                           CLASS A      CLASS B       CLASS C      CLASS Y
------------------                                           -------      -------       -------      -------
Edward D Jones & Co                                          74.68%        41.88%        5.31%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             6.53%         6.55%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Eric Halet                                                                                            7.89%
c/o Wellington Mgmt
S. Rossi
75 State Street
Boston MA 02109-1827

William Reckmeyer III                                                                                 8.46%
c/o Wellington Mgmt
S. Rossi
75 State Street
Boston MA 02109-1827

Steven T. Irons                                                                                       7.06%
c/o Wellington Mgmt
S. Rossi
75 State Street
Boston MA 02109-1827

EQUITY INCOME FUND                                           CLASS A      CLASS B       CLASS C      CLASS Y
------------------                                           -------      -------       -------      -------
John R. Ryan                                                                                         47.72%
c/o Wellington Mgmt
S. Rossi
75 State Street
Boston MA 02109-1827

Patricia D. D'Innocenzo                                                                               9.60%
c/o Wellington Mgmt
S. Rossi
75 State Street
Boston MA 02109-1827



FOCUS FUND                                                   CLASS A      CLASS B       CLASS C      CLASS Y
----------                                                   -------      -------       -------      -------
Edward D Jones & Co                                          39.89%        15.29%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Piper Jaffray                                                              6.08%         8.67%
For the Sole Benefit of Clients
Attn: Jami Podhradsky
706 2nd Ave S
Minneapolis MN 55402-3003

Duncan M. McFarland                                                                                  21.57%
c/o Wellington Mgmt
S Rossi
28 State Street
Boston MA 02109-1775

Kent M. Stahl                                                                                         9.88%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Perry M. Traquina                                                                                    21.24%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

FOCUS FUND                                                   CLASS A      CLASS B       CLASS C      CLASS Y
----------                                                   -------      -------       -------      -------
Perry M. Traquina                                                                                     9.55%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Steven N. Owen                                                                                        6.64%
c/o Wellington Mgmt
75 State Street
Boston MA 02109-1827

Brendan J. Swords                                                                                     5.17%
c/o Wellington Mgmt
75 State Street
Boston MA 02109-1827



GLOBAL COMMUNICATIONS FUND                                   CLASS A      CLASS B       CLASS C      CLASS Y
--------------------------                                   -------      -------       -------      -------
HL Investment Advisors                                       38.34%
Attn: Greg Bubnash
PO Box 2999
Wing A-3
Hartford CT 06104-2999

Edward D Jones & Co                                          17.22%        10.69%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Amy L. Donovan                                                                                       18.39%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Archana Basi                                                                                         15.08%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Michael P. More                                                                                      12.52%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Saleem Taj                                                                                           11.44%
c/o Wellington Mgmt
S Rossi
75 State Street

GLOBAL COMMUNICATIONS FUND                                   CLASS A      CLASS B       CLASS C      CLASS Y
--------------------------                                   -------      -------       -------      -------
Boston MA 02109-1827

Patricia A. Coleman                                                                                  11.17%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827



GLOBAL FINANCIAL SERVICES FUND                               CLASS A      CLASS B       CLASS C      CLASS Y
------------------------------                               -------      -------       -------      -------
HL Investment Advisors                                       45.85%
Attn: Greg Bubnash
PO Box 2999
Wing A-3
Hartford CT 06104-2999

Edward D Jones & Co                                          28.76%        13.41%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Mark T. Lynch                                                                                        30.32%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Mark T. Lynch                                                                                        12.27%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Mark T. Lynch                                                                                         5.09%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Mark T. Lynch                                                                                        16.96%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Frances R. Watler                                                                                     9.56%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Elizabeth J. LaPlante                                                                                 5.10%
c/o Wellington Mgmt
S Rossi

GLOBAL FINANCIAL SERVICES FUND                               CLASS A      CLASS B       CLASS C      CLASS Y
------------------------------                               -------      -------       -------      -------
75 State Street
Boston MA 02109-1827



GLOBAL HEALTH FUND                                           CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          39.84%        13.42%        5.33%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           8.56%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Joseph H. Schwartz                                                                                   13.95%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Joseph H. Schwartz                                                                                    6.29%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Lisa W. Waldie                                                                                        9.41%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

GLOBAL LEADERS FUND                                          CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          53.14%        22.43%        9.82%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           6.02%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

West Virginia Savings Plan Trustee                                                                   64.17%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        5.37%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       17.01%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        8.86%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

GLOBAL TECHNOLOGY FUND                                       CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          33.93%        9.04%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           9.95%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Richard C. Albright Jr                                                                               15.92%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827

Stuart E. Lucas                                                                                       5.05%
c/o Wellington Mgmt
S Rossi
28 State Street
Boston MA 02109-1775

Cheryl A. Smith                                                                                       5.61%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827






HIGH YIELD FUND                                              CLASS A      CLASS B       CLASS C      CLASS Y
---------------                                              -------      -------       -------      -------
Edward D Jones & Co                                          47.45%        20.14%        5.61%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             6.02%
House Account 00109801250
Attn: Peter Booth 7th Floor

HIGH YIELD FUND                                              CLASS A      CLASS B       CLASS C      CLASS Y
---------------                                              -------      -------       -------      -------
333 W 34th St
New York NY 10001-2402

State Street Bank & Trust Cust                                                                       47.96%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       33.52%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       17.39%
FBO The Hartford Income Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



INCOME FUND                                                  CLASS A      CLASS B       CLASS C      CLASS Y
-----------                                                  -------      -------       -------      -------
Hartford Life Insurance Company                              18.08%
Attn: Mark Strogoff
PO Box 2999
Hartford CT 06104-2999

Edward D Jones & Co                                          33.35%        17.24%        5.42%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

                                                                                         6.98%
Martha A
 Scoles TTEE
FBO The Scoles Revoc Living Trust
DTD 7/10/1997
PO Box 77
Paramount CA 90723-0077

State Street Bank & Trust Cust                                                                       10.55%
FBO The Hartford Income Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       74.27%
FBO The Hartford Balanced Alloc

INCOME FUND                                                  CLASS A      CLASS B       CLASS C      CLASS Y
-----------                                                  -------      -------       -------      -------
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       14.97%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

CEDE & Co                                                    73.29%
Bowling Green Station
New York NY 10004

INFLATION PLUS FUND                                          CLASS A      CLASS B       CLASS C      CLASS Y
Citigroup Global Markets, Inc.                                6.17%        9.41%        10.85%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Edward D Jones & Co                                           6.17%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

MLPF&S for the Sole Benefit of its Customers                               6.54%         8.97%
Attn: Fund Administration
4800 Deer Lake Dr E Fl 3
Jacksonville FL 32246-6484

State Street Bank & Trust Cust                                                                       25.05%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       44.27%
FBO The Hartford Balanced Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

INFLATION PLUS FUND                                          CLASS A      CLASS B       CLASS C      CLASS Y
State Street Bank & Trust Cust                                                                       22.03%
FBO The Hartford Conservative Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        7.85%
FBO The Hartford Income Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



INTERNATIONAL CAPITAL APPRECIATION FUND                      CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          34.42%        16.61%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             9.34%        11.34%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

MLPF&S for the Sole Benefit of its Customers                                             6.22%
Attn: Fund Administration
4800 Deer Lake Dr E Fl 3
Jacksonville FL 32246-6484

State Street Bank & Trust Cust                                                                       13.30%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       43.66%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       34.87%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        6.36%
FBO The Hartford Conservative Allocation
Attn: Marilyn Orr
500 Bielenberg Dr

INTERNATIONAL CAPITAL APPRECIATION FUND                      CLASS A      CLASS B       CLASS C      CLASS Y
Woodbury MN 55125-4401



INTERNATIONAL OPPORTUNITIES FUND                             CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          52.69%        16.83%        6.00%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           5.00%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Saxon & Co                                                                                           65.85%
FBO 20-42-002-3500639
PO Box 7780-1888
Philadelphia PA 19182-0001

Binkley C. Shorts                                                                                     5.49%
c/o Wellington Mgmt
S Rossi
75 State Street
Boston MA 02109-1827



INTERNATIONAL SMALL COMPANY FUND                             CLASS A      CLASS B       CLASS C      CLASS Y
--------------------------------                             -------      -------       -------      -------
Edward D Jones & Co                                          18.93%        6.43%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Louis R Benzak and Calvert Collins                            6.77%
Ttees FBO Chandler Cox Trust No 13
DTD 08/13/1951
125 Worth Ave Ste 204
Palm Beach FL 33480-4466

NFSC FEBO # ASJ-020168                                        5.25%
R Ken Coit
1655 N Main St Ste 270
Walnut Creek CA 94596-4688

Raymond James & Assoc Inc                                                  6.10%
FBO Brasier Tr
Bin# 50239565
880 Carillon Pkwy
St Petersburg FL 33716-1100

INTERNATIONAL SMALL COMPANY FUND                             CLASS A      CLASS B       CLASS C      CLASS Y
--------------------------------                             -------      -------       -------      -------
NFSC FEBO # 125-678317                                                                               28.95%
Fmt Co Cust R/O IRA
FBO Tim Earl Gill
461 Race St
Denver CO 80206-4141

Wilmington Trust Co Cust                                                                             10.86%
W/Peel Partnership LPI-A Del LP
Acct 55776-0
c/o Mutual Funds
PO Box 8882
Wilmington DE 19899-8882

SEI Private Trust Co                                                                                 20.47%
c/o Mellon Bank
One Freedom Valley Drive
Oaks PA 19456

State Street Bank & Trust Cust                                                                        6.28%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



MIDCAP FUND                                                  CLASS A      CLASS B       CLASS C      CLASS Y
-----------                                                  -------      -------       -------      -------
Edward D Jones & Co                                          41.02%        16.78%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             5.61%         8.06%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

West Virginia Savings Plan Trustee                                                                   59.60%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

NFSC FEBO # X25-098183                                                                               14.13%
Tim Earl Gill

MIDCAP FUND                                                  CLASS A      CLASS B       CLASS C      CLASS Y
-----------                                                  -------      -------       -------      -------
461 Race St
Denver CO 80206-4141

American Express Trust Co FBO                                                                         7.60%
American Express Tr Retirement Plan
50534 AXP Financial Ctr
Minneapolis MN 55474-0505

MIDCAP VALUE FUND                                            CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          54.57%        18.73%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

State Street Bank & Trust Cust                                                                       12.39%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       19.63%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       43.35%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       24.62%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



MONEY MARKET FUND                                            CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                           5.86%        6.09%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                                           6.36%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

West Virginia Savings Plan Trustee                                                                    7.37%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

MONEY MARKET FUND                                            CLASS A      CLASS B       CLASS C      CLASS Y
State Street Bank & Trust Cust                                                                       48.22%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       16.98%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       27.41%
FBO The Hartford Income Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



SHORT DURATION FUND                                          CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          16.37%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

MLPF&S for the Sole Benefit of its Customers                                            12.89%
Attn: Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

State Street Bank & Trust Cust                                                                        8.69%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       50.12%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       27.82%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       13.35%
FBO The Hartford Income Alloc
Attn: Marilyn Orr
500 Bielenberg Dr

SHORT DURATION FUND                                          CLASS A      CLASS B       CLASS C      CLASS Y
Woodbury MN 55125-4401



SMALLCAP GROWTH FUND                                         CLASS A      CLASS B       CLASS C      CLASS Y
--------------------                                         -------      -------       -------      -------
Edward D Jones & Co                                          16.31%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             5.42%         8.54%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

State Street Bank & Trust Cust                                                                       23.69%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       16.52%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       55.11%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

SMALL COMPANY FUND                                           CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          39.11%        9.46%         5.98%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                             6.07%         6.62%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Saxon & Co                                                                                           12.18%
FBO 20-42-002-3500639
PO Box 7780-1888
Philadelphia PA 19182-0001

State Street Bank & Trust Cust                                                                       10.59%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       33.15%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       40.46%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



STOCK FUND                                                   CLASS A      CLASS B       CLASS C      CLASS Y
----------                                                   -------      -------       -------      -------
Edward D Jones & Co                                          64.79%        21.49%        9.70%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

STOCK FUND                                                   CLASS A      CLASS B       CLASS C      CLASS Y
----------                                                   -------      -------       -------      -------
Citigroup Global Markets, Inc.                                             6.66%         5.66%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

West Virginia Savings Plan Trustee                                                                   66.97%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

Saxon & Co                                                                                           13.62%
FBO 20-42-002-3500639
PO Box 7780-1888
Philadelphia PA 19182-0001

State Street Bank & Trust Cust                                                                        9.22%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        7.48%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



TAX-FREE CALIFORNIA FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
------------------------                                     -------      -------       -------      -------
Hartford Life Insurance Company                              54.58%
Attn: Mark Strogoff
PO Box 2999
Hartford CT 06104-2999

Edward D Jones & Co                                          19.33%        22.31%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Pershing LLC                                                               13.63%
PO Box 2052
Jersey City NJ 07303-2052

TAX-FREE CALIFORNIA FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
------------------------                                     -------      -------       -------      -------
Raymond James & Assoc Inc                                                  5.56%
FBO Cal Property 1
Bin# 85745128
880 Carillon Pkwy
St Petersburg FL 33716-1100

Lucille E Horstman or Judy Ann Cipriani Ttees                              5.15%
FBO
 Gilbert F and Lucille E Horstman
Lifetime Trust
dtd 03/08/90
436 W Winnie Way
Arcadia CA 91007-7957

Jean Kim Tod                                                               5.10%
13411 Oro Grande St
Sylmar CA 91342-1819
U.S. Bancorp Investments Inc.                                              5.07%
FBO 225871901
60 Livingston Avenue
St Paul MN 55107-2292

NFSCB FEBO # N10-866024                                                    12.21%
Ronald W Saurer
Correne E Saurer
315 Kings Pl
Newport Beach CA 92663-5822

NFSC FEBO # N14-154598                                                     20.58%
Arthur Zuber & Martha Schuett Tr
Martha Schuett Ttee
U/A 05/26/92
2207 Schaeffer Rd
Sebastopol CA 95472-5500

NFSC FEBO # STL-754218                                                                   7.07%
Nelly Van Der Eyk Ttee
Cornelius & Nelly Van Der Eyk Fam Living Tr

TAX-FREE CALIFORNIA FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
------------------------                                     -------      -------       -------      -------
U/A 07/22/1998
22 Rotterdam Ct
Visalia CA 93277-8336

Robert Parry & Denise Parry Ttees                                                       10.63%
FBO Family Trust of Robert W Parry and Denise A Parry
Dtd 05/27/1994
1945 Piner Rd Spc 121
Santa Rosa CA 95403-6911

Jack W Frances R Walker Ttee                                                             5.88%
FBO Walker Family Trust
Dtd 01/12/1995
2152 Curtis Dr
Penngrove CA 94951-9788

Florence Woods Trustee                                                                   6.64%
FBO Woods Family Trust
Dtd 2/01/1989
7594 Washington Ave
Sebastopol CA 95472-3624

                                                                                         5.08%
Virginia D Shunk Ttee
Udt Dtd 11-9-93
FBO The Shunk Family Trust
2245 Via Mariposa E Unit B
Laguna Woods CA 92637-2100

Thomas J Wiggin Trustee                                                                  8.77%
FBO Wiggin Family Trust
Dtd 3/22/1991
49 Marin Valley Dr
Novato CA 94949-6812

Dale L and Pearline Butler Ttees                                                         7.99%
FBO Dale L Butler and Pearline
Butler Family Trust
Dtd 07/09/1990
35456 Minuet Dr
Palm Desert CA 92211-3015

TAX-FREE CALIFORNIA FUND                                     CLASS A      CLASS B       CLASS C      CLASS Y
------------------------                                     -------      -------       -------      -------
Tim A Driscoll & Carolyn Regalia Ttee                                                   10.00%
FBO Timothy A Driscoll & Carol A Regalia Rev Trust
2136 Whipple Ave
Redwood City CA 94062-1932



TAX-FREE NEW YORK FUND                                       CLASS A      CLASS B       CLASS C      CLASS Y
----------------------                                       -------      -------       -------      -------
Hartford Life Insurance Company                              83.89%       68.66%        54.66%
Attn: Mark Strogoff
PO Box 2999
Hartford CT 06104-2999

Persing LLC                                                                6.39%
PO Box 2052
Jersey City NJ 07303-2052

Julia Daniels                                                              6.12%
120 - 26 Alcott Pl Building 17
Apt 26G
Bronx NY 10475

Oscar T Ortiz                                                              6.59%
33 Gentry Cir
Rochester NY 14626-1661

Wexford Clearing Services                                                                7.00%
Corp FBO Marcos Szulman &
Ana Szulman &
Douglas Szulman Jt Ten
25 Eastland Dr
Glen Cove NY 11542-1022

First Clearning LLC                                                                     10.97%
A/C 3754-6741
Eva Goldmann Family Trust GST
Exempt Robert Goldmann
150 E 69th St Apt 12K
New York NY 10021-5704

TOTAL RETURN BOND FUND                                       CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          61.08%        21.68%        8.24%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

West Virginia Savings Plan Trustee                                                                   46.89%
FBO Wst Virginia Savings Plan Trust
Dtd 02/20/2002
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

TOTAL RETURN BOND FUND                                       CLASS A      CLASS B       CLASS C      CLASS Y
State Street Bank & Trust Cust                                                                       10.83%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       15.06%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                        8.06%
FBO The Hartford Conservative Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

Saxon & Co                                                                                           12.10%
FBO 20-42-002-3500639
PO Box 7780-1888
Philadelphia PA 19182-0001



VALUE FUND                                                   CLASS A      CLASS B       CLASS C      CLASS Y
Edward D Jones & Co                                          60.53%        25.78%        7.11%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

State Street Bank & Trust Cust                                                                       14.71%
FBO The Hartford Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       48.56%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                       36.69%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

        VALUE OPPORTUNITIES FUND           CLASS A  CLASS B  CLASS C  CLASS Y
 ----------------------------------------  -------  -------  -------  -------
 Edward D Jones & Co                        27.37%   13.86%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO 63043-3009

 State Street Bank & Trust Cust                                        13.50%
 FBO The Hartford Aggressive Growth
 Attn: Marilyn Orr
 500 Bielenberg Dr
 Woodbury MN 55125-4401

 State Street Bank & Trust Cust                                        37.55%
 FBO The Hartford
 Growth Allocation
 Attn: Marilyn Orr
 500 Bielenberg Dr
 Woodbury MN 55125-4401

 State Street Bank & Trust Cust                                        39.01%
 FBO The Hartford Balanced Alloc
 Attn: Marilyn Orr
 500 Bielenberg Dr
 Woodbury MN 55125-4401

 State Street Bank & Trust Cust                                         9.93%
 FBO The Hartford Conservative Alloc
 Attn: Marilyn Orr
 500 Bielenberg Dr
 Woodbury MN 55125-4401



    AGGRESSIVE GROWTH ALLOCATION FUND          CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Edward D Jones & Co                            17.75%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO 63043-3009

 MLPF&S for the Sole Benefit of its Customers             25.47%   18.85%
 Attn: Fund Administration
 4800 Deer Lake Dr E FL 3
 Jacksonville FL 32246-6484



          GROWTH ALLOCATION FUND               CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Edward D Jones & Co                            27.23%    7.24%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy

          GROWTH ALLOCATION FUND               CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Maryland Hts MO 63043-3009

 MLPF&S for the Sole Benefit of its Customers                      8.63%
 Attn: Fund Administration
 4800 Deer Lake Dr E FL 3
 Jacksonville FL 32246-6484



         BALANCED ALLOCATION FUND              CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Edward D Jones & Co                            35.43%   10.11%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO 63043-3009

 MLPF&S for the Sole Benefit of its Customers             5.96%    10.83%
 Attn: Fund Administration
 4800 Deer Lake Dr E FL 3
 Jacksonville FL 32246-6484



         CONSERVATIVE ALLOCATION FUND          CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Edward D Jones & Co                            23.47%    8.64%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO 63043-3009

 MLPF&S for the Sole Benefit of its Customers   30.51%             7.91%
 Attn: Fund Administration
 4800 Deer Lake Dr E FL 3
 Jacksonville FL 32246-6484



           INCOME ALLOCATION FUND              CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Edward D Jones & Co                            26.49%    7.93%    14.17%
 Attn: Mutual Fund Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO 63043-3009

 NFSC FEBO # 01A-324329                         14.15%
 Jasper Oil Co Inc.
 PO Box 1353
 Jasper AL 35502-1353

 NFSC FEBO # 0NC-200670                         5.18%
 Gwyneth Cote
 John Cote
 730 Shadowlawn Dr
 Westfield NJ 07090-3351

 Pershing LLC                                   15.29%
 PO Box 2052

           INCOME ALLOCATION FUND              CLASS A   CLASS B  CLASS C  CLASS Y
---------------------------------------------  --------  -------  -------  -------
 Jersey City NJ 07303-2052

 MLPF&S for the Sole Benefit of its Customers            14.21%
 Attn: Fund Administration
 4800 Deer Lake Dr E FL 3
 Jacksonville FL 32246-6484

 NFSC FEBO # 01A-313068                                   5.94%
 NFSC/FMTC IRA R/O
 FBO Donald W Welch
 55 Macedonia Loop
 Jasper AL 35503-5950

 NFSC FEBO # 01A-311596                                            6.09%
 NFS/FMTC IRA
 FBO Ershel Dickerson
 4996 County Road 41
 Arley AL 35541-3206

             GROWTH FUND                  CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
Edward D Jones & Co                        36.49%  19.51%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

MLPF&S                                     20.96%   5.23%    12.53%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville FL 32246-6484

Citigroup Global Markets, Inc.                               5.84%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

State Street                                                                                              20.42%
Bank & Trust Cust
FBO The Hartford
Aggressive Growth
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                            34.04%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

State Street Bank & Trust Cust                                                                            45.53%
FBO The Hartford Balanced Alloc
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401



        GROWTH OPPORTUNITIES              CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y  CLASS Z
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Edward D Jones & Co                        19.97%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

State Street Bank & Trust Cust                                                                            96.19%
FBO The Hartford Balanced Alloc

        GROWTH OPPORTUNITIES              CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y  CLASS Z
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 55125-4401

Hartford Life & Annuity Ins Co                                                                                     5.19%
c/o Portfolio Support 9th Fl
Attn: Jackie Selman
PO Box 1744
Hartford CT 06144-1744

M&I Trust Co Na Ttee FBO                                                                                           5.02%
Woodbury Fin Ser Gen Agents
Writing Agts DEFFDCOMP COM/DEF
1000 N Water St # TR14
Milwaukee WI 53202-6648



        TAX-FREE MINNESOTA FUND           CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
Edward D Jones & Co                        59.53%   18.70%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Primevest Financial Services (FBO)                  5.70%
Bernard M Berres
17238688
400 First Street So Suite 300
P.O. Box 283
St Cloud MN 56302-0283

Florence M Lutter                                   13.80%
4001 19th Ave NW Apt 211
Rochester MN 55901-0553

Piper Jaffray                                       40.08%
for the Sole Benefit of Clients
Attn: Jami Podhradsky

        TAX-FREE MINNESOTA FUND           CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
706 2nd Ave S
Minneapolis MN 55402-3003

Irene Eilbert Revoc TR                              7.73%
Irene Eilbert Ttee Dtd 1/15/1991
505 Range St
Mankato MN 56003-3750

James F Brown and Sharon A Brown JTTEN TOD                    6.46%
12540 102nd St
Cologne MN 55322-9032

John A Speaker                                                6.37%
505 N Northpoint Rd 109N
Mequon WI 53092-5826

Emil Blazek                                         6.98%
Janice E Blazek JT WROS
625 12th St SE
Owatonna MN 55060-4108

Wells Fargo Investments LLC                                   31.67%
A/C 5648-5283
608 Second Avenue South 8th Fl
Minneapolis MN 55402-1916

Roger Rossum                                                  13.36%
Karen Rossum JT WROS
32587 Clay Bank Rd
Erhard MN 56534-9575

Wells Fargo Investments LLC                                   11.90%
A/C 4177-1634
608 Second Avenue South 8th Fl
Minneapolis MN 55402-1916

Wells Fargo Investments LLC                                   5.13%
A/C 3294-1486
608 Second Avenue South 8th Fl
Minneapolis MN 55402-1916

Raymond James & Assoc Inc.                                    7.94%
FBO Raths Irene
Bin# 83909075
880 Carillon Pkwy
St Petersburg FL 33716-1100

        TAX-FREE MINNESOTA FUND           CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
U.S. Bancorp Investments, Inc.                                        90.99%
FBO 322804481
100 South Fifth Street Suite 1400
Minneapolis MN 55402-1217

Betty Mae Nelson TOD                                                           21.08%
3458 201st Ave
Bellingham MN 56212-2003

Regina L Wald                                                                           8.83%
RR 3
E Grand Forks MN 56721

Pershing LLC
P.O. Box 2052                                                                           58.66%
Jersey City NY 07303-2052

Henrietta Jane Collins TOD                                                              17.54%
13279 State Highway 220 NW
E Grand Forks MN 56721-8936

Lyle W Jahnke TOD                                                                                 25.39%

        TAX-FREE MINNESOTA FUND           CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
1305 W Birch Ave
Olivia MN 56277-1613

Henry A Prchal and                                                                               16.76%
Patricia E Prchal JTTEN TOD
214 2nd St SW
Young America MN 55397-9238

Catherine A Estrem TOD                                                                           14.51%
1594 Lakewood Dr N
Maplewood MN 55119-7167

James Michael Olson                                                                              11.67%
Valerie J Olson JT WROS TOD
15869 154th St NE
Hawick MN 56273-7656

Harvey Hagedorn TOD                                                                               6.58%
35624 140th St
Winnebago MN 56098-4925

Janice K Teeple                                                                                   5.29%
Paul R Peterson JT WROS
PO Box 114
Raymond MN 56282-0114

HL Investment Advisors                                                                                    97.55%
Attn: Greg Bubnash
PO Box 2999
Wing A-3
Hartford CT 06104-2999



        TAX-FREE NATIONAL FUND            CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
Edward D Jones & Co                        47.56%   9.79%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                      7.26%    11.02%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Mae Lovett TOD                                      5.39%
90 Somerset E
West Palm Bch FL 33417-2116
                                                             10.83%
MLPF&S
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E Fl 3

        TAX-FREE NATIONAL FUND            CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
Jacksonville FL 32246-6484

First Clearing LLC                                           5.08%
A/C 4602-3542
John C Hunter &
Geneva L Hunter JT/WROS
497 Stonegate Lane
Winston Salem NC 27104-1828

A G Edwards & Sons Inc FBO                                            7.40%
Olive F Claxton & Daniel Claxton
Acct 0218-257798
1 N Jefferson Ave
Saint Louis MO 63103-2205

Margaret E. Tanigawa                                                  6.95%
Mits J Tanigawa JT WROS
1077 Westcreek Ln
West Lake Vlg CA 91362-5466

Maurice T Moler Inter-Vivos Trustee                                   8.65%
FBO Maurice T Moler Trust
July 5, 1999
c/o Sharon Kasey
15578 E Cty Rd 1500 N
Charleston IL 61920

Marcia A Tibbetts                                                     17.86%
636 W Division St
Union City IN 47390-1009

Judith V Rohde                                                        6.06%
TOD
15080 W 77th Dr
Arvada CO 80007-7111

        TAX-FREE NATIONAL FUND            CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
A G Edwards & Sons Inc                                                7.62%
FBO James David Rawls
A/C 0184-265494
1 N Jefferson Ave
St Louis MO 63103-2205

Harold M Sales Trustee                                                                  13.71%
FBO Florence E Sales Trust
04/17/1997
7319 S Syracuse Ct
Englewood CO 80112-1749

Anthony Ciccarino TOD                                                                   8.36%
55 McClellan Ave
Amsterdam NY 12010-2429

Anthony Ciccarino TOD                                                                   9.28%
55 McClellan Ave
Amsterdam NY 12010-2429

Elvada M. Torsiello TOD                                                                 9.12%
319 Division St Apt 1
Amerstdam NY 12010-2209

Delores M Kerkhoff TOD                                                                  22.40%
32329 Highway 71
Templeton IA 51463-8567

Piper Jaffray                                                                           5.61%
for the Sole Benefit of Clients
Attn: Jami Podhradsky
706 2nd Ave S
Minneapolis MN 55402-3003

Ethel L Robb TOD                                                                                 21.99%
Sheryl L Abraham POA
43940 SE Music Camp Rd
Sandy OR 97055-8457

Joan C Steadman-Cook                                                                             10.45%
2 Shoreline Drive
Westerly RI 02891-3717

Jeanie M Chresos
5279 W 52nd St                                                                                   9.86%
Parma OH 44134-1023

Sheldon Schram TOD                                                                               9.31%

        TAX-FREE NATIONAL FUND            CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
61 Ridgeview Dr
West Paterson NJ 07424-2719

Glenn H Mannes                                                                                   5.53%
Bernita K Mannes JT WROS
30994 435th Ave
Yankton SD 57078-6348

Pershing LLC                               5.81%                      5.11%                      7.28%
P.O. Box 2052
Jersey City NY 07303-2052

Thomas A Hebert TOD                                                             5.57%
350 N Summit Moors Dr
Oconomowoc WI 53066-8760

Jacqueline A Olejniczak TOD                                                                      5.88%
3 South 430 Osaje Drive
Glen Ellyn IL 60137

HL Investment Advisors                                                                                    97.56%
Attn: Greg Bubnash
PO Box 2999
Wing A-3
Hartford CT 06104-2999



    U.S. GOVERNMENT SECURITIES FUND       CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
Edward D Jones & Co                        29.10%    5.95%    5.41%
Attn: Mutual Fund Shareholder Accounting
201 Progress Pkwy
Maryland Hts MO 63043-3009

Citigroup Global Markets, Inc.                                6.16%
House Account 00109801250
Attn: Peter Booth 7th Floor
333 W 34th St
New York NY 10001-2402

Horace Snipes TOD                                                                                12.20%
110 Bales Ave
Chattanooga TN 37412-1602

Richard Maynard Priest Trustee                                                                    7.21%
FBO The Priest Living Trust
11/14/1983

    U.S. GOVERNMENT SECURITIES FUND       CLASS A  CLASS B  CLASS C  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y
----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------
1847 Golden Spike Dr
Sparks NV 89434-8858

US Bank
Natl Assoc C/F
Molt C Shafer R/Over IRA
FPO Box 546
Clendenin WV 25045-0546                                                                          5.15%

State Street Bank & Trust Cust                                                                            99.97%
FBO The Hartford Growth Allocation
Attn: Marilyn Orr
500 Bielenberg Dr
Woodbury MN 58125-4401



      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of January 31, 2005, Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 46.46% of the Tax-Free California Fund and 78.06% of the Tax-Free New York Fund, and therefore, is a control person of each of those Funds. As of January 31, 2005, HL Investment Advisors, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, owned of record 28.64% of the Global Communications Fund, 30.83% of the Global Financial Services Fund, and 77.92% of the Select MidCap Growth Fund, and therefore, is a control person of each of those Funds.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

      Each Company, on behalf of the relevant Funds, has entered into an investment management agreement with HIFSCO. The investment management agreements provide that HIFSCO, subject to the supervision and approval of the applicable Company's board of directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative services to both Companies, including, personnel, services, equipment and facilities and office space for proper operation of the Companies. Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Companies, each Fund pays for these services directly.

           With respect to the High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund, HIFSCO has entered into an investment services agreement with Hartford Investment Management for the provision of the day-to-day investment management services. With respect to the remaining Funds other than the funds of funds, HIFSCO has entered into an investment subadvisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the applicable Company's board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund. HIFSCO does not employ the services of Hartford Investment Management or Wellington Management in its management of the funds of funds.

      HIFSCO also administers the asset allocation program for each fund of funds. Ibbotson Associates, Inc. ("Ibbotson"), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as a consultant to HIFSCO pursuant to an agreement dated December 11, 2003 between HIFSCO and Ibbotson. Ibbotson provides research and strategic asset allocation recommendations among the Underlying Funds for each fund of funds based on their respective investment objectives.

      As provided by the investment management agreements, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund's average daily net assets. With respect to each of the Funds (except the funds of funds), HIFSCO, not any Fund, pays the sub-advisory fee to Wellington Management and the investment services fee to Hartford Investment Management.

INVESTMENT MANAGEMENT FEES

      The investment management fee rates are as follows:

      Income Fund and Inflation Plus Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.60%
Amount Over $500 Million      0.55%

      Short Duration Fund, Tax-Free California Fund and Tax-Free New York Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.55%
Amount Over $500 Million      0.50%

      Money Market Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.50%
Next $500,000,000             0.45%
Amount Over $1 Billion        0.40%

      Total Return Bond Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.65%
Next $500,000,000             0.55%
Amount Over $1 Billion        0.50%

      Tax-Free Minnesota Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $50,000,000             0.72%
Amount Over $50 Million       0.70%

      Advisers Fund, Dividend and Growth Fund and High Yield Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000           0.75%
Next $500,000,000            0.65%
Amount Over $1 Billion       0.60%

      Tax-Free National Fund and U.S. Government Securities Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $50,000,000            0.80%
Amount Over $50 Million      0.70%

      Capital Appreciation Fund, Disciplined Equity Fund, Equity Income Fund*, Stock Fund and Value Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.80%
Next $500,000,000             0.70%
Amount Over $1 Billion        0.65%

      Global Leaders Fund, MidCap Fund, MidCap Value Fund, International Opportunities Fund and Small Company Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            0.85%
Next $500,000,000             0.75%
Amount Over $1 Billion        0.70%

      Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            1.00%
Next $500,000,000             0.95%
Amount Over $1 Billion        0.90%

      International Capital Appreciation Fund and International Small Company
Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $500,000,000            1.00%
Next $500,000,000             0.90%
Amount Over $1 Billion        0.85%

      Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
First $100,000,000            1.00%
Next $150,000,000             0.80%
Amount Over $250 Million      0.70%

Aggressive Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund

Average Daily Net Assets   Annual Rate
-------------------------  -----------
All Assets                    0.20%

  *HIFSCO has voluntarily agreed to waive management fees for Equity Income Fund until August 28, 2005.

SUB-ADVISORY/INVESTMENT SERVICES FEES

      The sub-advisory/investment services fee rates are as follows:

High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund

Average Daily Net Assets      Annual Rate
------------------------      -----------
All Assets                        At Cost

Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $100,000,000                    0.450%
Next $400,000,000                     0.350%
Amount Over $500 Million              0.300%

Focus Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.400%
Next $100,000,000                     0.300%
Amount Over $150 Million              0.250%

International Capital Appreciation Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.400%
Next $100,000,000                     0.300%
Next $350,000,000                     0.250%
Amount Over $500 Million              0.225%

International Small Company Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.400%
Next $100,000,000                     0.350%
Amount Over $150 Million              0.275%

Capital Appreciation Fund, Global Leaders Fund, Growth Fund, International Opportunities Fund, MidCap Fund and Small Company Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.400%
Next $100,000,000                     0.300%
Next $350,000,000                     0.250%
Next $500,000,000                     0.200%
Amount Over $1 Billion                0.175%

Equity Income Fund and Value Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.350%
Next $100,000,000                     0.275%
Next $350,000,000                     0.225%
Amount Over $500 Million              0.175%

Growth Opportunities Fund, MidCap Value Fund, SmallCap Growth Fund and Value Opportunities Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.400%
Next $100,000,000                     0.300%
Next $350,000,000                     0.250%
Amount Over $500 Million              0.200%

Advisers Fund, Disciplined Equity Fund, Dividend and Growth Fund and Stock Fund

Average Daily Net Assets           Annual Rate
-------------------------          -----------
First $50,000,000                     0.325%
Next $100,000,000                     0.250%
Next $350,000,000                     0.200%
Next $500,000,000                     0.150%
Amount Over $1 Billion                0.125%

CONSULTING FEE TO IBBOTSON


      With respect to the funds of funds only, HIFSCO, not any of the funds of funds, pays a consultant fee to Ibbotson. As a consultant fee, HIFSCO paid a one time payment of $100,000 to Ibbotson. In addition, HIFSCO pays a fee, which is paid quarterly, equal on an annual basis to a stated percentage of the aggregate of all of the funds of funds' average daily net assets. HIFSCO has agreed to pay Ibbotson a minimum annual consultant fee of $100,000. The consultant fee rates are as follows:


Average Daily Net Assets                             Annual Rate
-------------------------------                      -----------
First $500,000,000                                      0.05%
$500,000,001 - $1,000,000,000                           0.04%
$1,000,000,001 - $2,000,000,000                         0.03%
Amount Over $2,000,000,000                             0.025%

ADVISORY FEE PAYMENT HISTORY

      For the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, each Hartford Fund has paid the following advisory fees:


                                                               EXPENSE
                                                             REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2003 - 10/31/2004       NET PAID*
---------------------------------------   ------------    ----------------------   -----------------
Advisers Fund                             $ 16,540,379         $    165,762         $ 16,374,617
Capital Appreciation Fund                 $ 40,217,537         $  1,974,321         $ 38,243,216
Disciplined Equity Fund                   $  2,824,471         $    163,061         $  2,661,410
Dividend and Growth Fund                  $ 14,713,012         $    234,077         $ 14,478,935
Equity Income Fund                        $  1,391,578         $  1,462,134        ($     70,556)(e)
Focus Fund                                $  1,217,098         $     37,836         $  1,179,262
Global Communications Fund                $    114,803         $     47,531         $     67,272
Global Financial Services Fund            $    197,633         $     44,876         $    152,757
Global Health Fund                        $  2,862,653         $    437,772         $  2,424,881
Global Leaders Fund                       $  5,633,293         $    779,308         $  4,853,985
Global Technology Fund                    $    670,905         $    337,616         $    333,289
High Yield Fund                           $  2,855,519         $      3,774         $  2,851,745
Income Fund                               $    205,790         $     55,399         $    150,391
Inflation Plus Fund                       $  3,443,363         $    321,246         $  3,122,117

International Capital Appreciation Fund   $    460,562         $    159,623         $    300,939
International Opportunities Fund          $  1,075,142         $    328,128         $    747,014
International Small Company Fund          $    637,354         $    204,115         $    433,239
MidCap Fund                               $ 18,713,044         $    338,513         $ 18,374,531
MidCap Value Fund                         $  3,071,547         $    482,396         $  2,589,151
Money Market Fund                         $  1,514,471         $    927,433         $    587,038
Short Duration Fund                       $    461,006         $     95,406         $    365,600
Small Company Fund                        $  2,424,927         $    668,893         $  1,756,034
Stock Fund                                $ 12,394,558         $    133,892         $ 12,260,666
Tax-Free California Fund                  $     89,645         $     15,190         $     74,455
Tax-Free New York Fund                    $     69,420         $     16,193         $     53,227
Total Return Bond Fund                    $  3,561,876         $     84,824         $  3,477,052
Value Fund                                $    602,723         $     29,638         $    573,085
Aggressive Growth Allocation Fund         $      6,562         $      8,034        ($      1,472)(f)
Growth Allocation Fund                    $     22,590         $     15,386         $      7,204
Balanced Allocation Fund                  $     33,151         $     11,143         $     22,008
Conservative Allocation Fund              $     14,731         $      4,973         $      9,758
Income Allocation Fund                    $      4,438         $      4,519        ($         81)(g)

                                                                EXPENSE
                                                              REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2002 - 10/31/2003       NET PAID*
---------------------------------------   ------------    ----------------------    ----------------
Advisers Fund                             $ 14,956,245         $     51,580          $ 14,904,665
Capital Appreciation Fund                 $ 24,733,284         $     77,091          $ 24,656,193
Disciplined Equity Fund                   $  2,486,434         $    311,372          $  2,175,063
Dividend and Growth Fund                  $  9,707,526         $     33,629          $  9,673,897
Equity Income Fund                        $     24,099         $     24,099          $          0
Focus Fund                                $  1,117,810         $     94,832          $  1,022,977
Global Communications Fund                $     71,369         $     19,030          $     52,338
Global Financial Services Fund            $    172,959         $     37,107          $    135,852
Global Health Fund                        $  2,042,660         $    174,495          $  1,868,165
Global Leaders Fund                       $  4,586,590         $      6,972          $  4,579,618
Global Technology Fund                    $    459,844         $     41,652          $    418,192
High Yield Fund                           $  2,065,163         $    192,114          $  1,873,050
Income Fund                               $    104,021         $     91,927          $     12,094
Inflation Plus Fund                       $  1,165,846         $    598,195          $    567,651
International Capital Appreciation Fund   $     92,147         $     62,752          $     29,395
International Opportunities Fund          $    874,771         $     56,114          $    818,657
International Small Company Fund          $    166,908         $     98,623          $     68,285
MidCap Fund                               $ 13,000,859         $    210,899          $ 12,789,960
MidCap Value Fund                         $  1,532,319         $    225,691          $  1,306,628
Money Market Fund                         $  2,065,495         $  1,555,864          $    509,632
Short Duration Fund                       $    254,761         $    168,421          $     86,341
Small Company Fund                        $  1,731,551         $    307,173          $  1,424,378
Stock Fund                                $ 11,360,447         $     71,558          $ 11,288,890
Tax-Free California Fund                  $     67,801         $     76,596         ($     8,794)(c)
Tax-Free New York Fund                    $     58,222         $     71,669         ($    13,447)(d)
Total Return Bond Fund                    $  3,437,791         $    625,507          $  2,812,284
Value Fund                                $    391,182         $     44,694          $    346,489



                                                                 EXPENSE
                                                              REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2001 - 10/31/2002       NET PAID*
---------------------------------------   ------------    ----------------------    ----------------
Advisers Fund                             $ 15,513,912         $          0          $ 15,513,912
Capital Appreciation Fund                 $ 24,970,646         $    933,339          $ 24,037,307
Disciplined Equity Fund                   $  2,979,018         $    261,893          $  2,717,125
Dividend and Growth Fund                  $  7,497,919         $    118,022          $  7,379,897
Focus Fund                                $  1,323,641         $     66,167          $  1,257,474
Global Communications Fund                $     57,484         $     17,189          $     40,295
Global Financial Services Fund            $    174,613         $     44,189          $    130,424
Global Health Fund                        $  2,173,691         $    166,538          $  2,007,153
Global Leaders Fund                       $  4,204,635         $          0          $  4,204,635
Global Technology Fund                    $    523,922         $     66,110          $    457,812
High Yield Fund                           $  1,226,004         $    141,042          $  1,084,962
Income Fund(1)                                     N/A                  N/A                   N/A
Inflation Plus Fund(1)                             N/A                  N/A                   N/A
International Capital Appreciation Fund   $     56,122         $     71,238         ($    15,116)(a)
International Opportunities Fund          $  1,092,137         $    136,341          $    955,796
International Small Company Fund          $     54,875         $     70,436         ($    15,561)(b)
MidCap Fund                               $ 10,054,023         $    686,281          $  9,367,742
MidCap Value Fund                         $  1,060,678         $     39,262          $  1,021,416
Money Market Fund                         $  1,752,776         $    833,098          $    919,678
Short Duration Fund(1)                             N/A                  N/A                   N/A

                                                                 EXPENSE
                                                              REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2001 - 10/31/2002       NET PAID*
---------------------------------------   ------------    ----------------------    ----------------
Small Company Fund                        $  2,071,075         $    308,845          $  1,762,230
Stock Fund                                $ 13,670,022         $          0          $ 13,670,022
Tax-Free California Fund(1)                        N/A                  N/A                   N/A
Tax-Free New York Fund(1)                          N/A                  N/A                   N/A
Total Return Bond Fund                    $  2,215,999         $    298,985          $  1,917,014
Value Fund                                $    340,151         $     51,568          $    288,583


----------
(1) Because the Fund did not commence operations until October 31, 2002, there is no advisory fee information available as of the fiscal year ended October 31, 2002.

* Gross Fees offset by amount of Expense Reimbursement on total operating expenses.


(a)   Reimbursement of $71,238 exceeds advisory fees of $56,122.



(b)   Reimbursement of $70,436 exceeds advisory fees of $54,875.






(c)   Reimbursement of $76,343 exceeds advisory fees of $67,801



(d)   Reimbursement of $71,669 exceeds advisory fees of $58,222



(e)   Reimbursement of $1,462,134 exceeds advisory fee of $1,391,578



(f)   Reimbursement of $8,034 exceeds advisory fee of $6,562



(g)   Reimbursement of $4,519 exceeds advisory fee of $4,438


      The New Hartford Funds paid the following advisory fees to HIFSCO for the periods shown:


                                                                  EXPENSE
                                                              REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2003 - 10/31/2004        NET PAID*
--------------------------------          ------------    ----------------------    ----------------
Growth Fund                                $5,020,005            $  429,605            $4,590,400
Growth Opportunities Fund                  $5,265,970            $  377,046            $4,888,924
SmallCap Growth Fund                       $1,877,274            $  189,404            $1,687,870
Tax-Free Minnesota Fund                    $  264,877            $   18,435            $  246,442
Tax-Free National Fund                     $  679,177            $  108,715            $  570,462
U.S. Government Securities Fund            $2,044,801            $  188,317            $1,856,484
Value Opportunities Fund                   $  675,706            $  106,069            $  569,537


                                                                EXPENSE
                                                             REIMBURSEMENT
FUND NAME                                  GROSS FEES     11/1/2002 - 10/31/2003       NET PAID*
-------------------------------           ------------    ----------------------     --------------
Growth Fund                                $2,983,300            $   21,682            $2,961,618
Growth Opportunities Fund                  $4,285,514            $    4,013            $4,281,501
SmallCap Growth Fund                       $1,347,123            $   63,050            $1,284,073
Tax-Free Minnesota Fund                    $  280,556            $   20,916            $  259,639
Tax-Free National Fund                     $  588,061            $  161,371            $  426,690
U.S. Government Securities Fund            $2,731,548            $  430,732            $2,300,815
Value Opportunities Fund                      397,696            $   48,740            $  348,956

                                    GROSS FEES      EXPENSE     NET PAID*
                                    ----------     --------     ----------
                                                REIMBURSEMENT
                                    --------------------------------------
        FUND NAME                           11/1/2001 - 10/31/2002
        ---------                   --------------------------------------
Growth Fund                         $3,380,268     $  4,466     $3,375,802
Growth Opportunities Fund           $5,246,580     $  2,813     $5,243,767
SmallCap Growth Fund                $1,526,344     $ 63,040     $1,463,304
Tax-Free Minnesota Fund             $  266,897     $  1,972     $  264,925
Tax-Free National Fund              $  462,758     $ 31,274     $  431,484
U.S. Government Securities Fund     $1,909,143     $113,661     $1,795,482
Value Opportunities Fund            $  466,045     $ 11,245     $  454,800

----------
* Gross Fees offset by amount of Expense Reimbursement on total operating expenses.

      HIFSCO has voluntarily agreed to limit the expenses of certain classes of each of the following Funds by reimbursing each of the Funds when total fund operating expenses of the class exceed the following percentages. This policy may be discontinued at any time, subject to the following exception. With respect to Class A shares of the Funds, except for the funds of funds, HIFSCO has agreed to limit the expenses through October 31, 2005:


FUND NAME                                CLASS A  CLASSES B & C  CLASS E    CLASS L  CLASSES M, N & H  CLASS Y  CLASS Z
---------                                -------  -------------  -------    -------  ----------------  -------  -------
Advisors Fund                             1.26%         --         N/A        N/A          N/A           --       N/A
Capital Appreciation Fund                 1.29%         --         N/A        N/A          N/A           --       N/A
Disciplined Equity Fund                   1.40%       2.15%        N/A        N/A          N/A          1.00%     N/A
Dividend and Growth Fund                  1.25%         --         N/A        N/A          N/A           --       N/A
Equity Income Fund*                       0.51%         --         N/A        N/A          N/A           --       N/A
Focus Fund                                1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
Global Communications Fund                1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
Global Financial Services Fund            1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
Global Health Fund                        1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
Global Leaders Fund                       1.48%       2.35%        N/A        N/A          N/A          1.20%     N/A
Global Technology Fund                    1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
Growth Fund                               1.33%       2.15%        N/A       1.45%        2.15%         1.00%     N/A
Growth Opportunities Fund                 1.36%       2.15%        N/A       1.45%        2.15%         1.00%     --
High Yield Fund                           1.35%       2.10%        N/A        N/A          N/A          0.95%     N/A
Income Fund                               0.95%       1.70%        N/A        N/A          N/A          0.70%     N/A
Inflation Plus Fund                       0.95%       1.70%        N/A        N/A          N/A          0.70%     N/A
International Capital Appreciation Fund   1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
International Opportunities Fund          1.57%       2.35%        N/A        N/A          N/A          1.20%     N/A
International Small Company Fund          1.60%       2.35%        N/A        N/A          N/A          1.20%     N/A
MidCap Fund                               1.37%         --         N/A        N/A          N/A           --       N/A
MidCap Value Fund                         1.40%       2.15%        N/A        N/A          N/A          1.00%     N/A
Money Market Fund                         0.95%       1.70%        N/A        N/A          N/A          0.55%     N/A
Short Duration Fund                       0.90%       1.65%        N/A        N/A          N/A          0.65%     N/A
Small Company Fund                        1.40%       2.15%        N/A        N/A          N/A          1.00%     N/A
SmallCap Growth Fund                      1.40%       2.15%        N/A       1.25%        2.15%         1.10%     N/A
Stock Fund                                1.33%         --         N/A        N/A          N/A           --       N/A
Tax-Free California Fund                  0.90%       1.65%        N/A        N/A          N/A           --       N/A
Tax-Free Minnesota Fund                   0.85%       1.60%        --        0.90%        1.60%          --       N/A
Tax-Free National Fund                    1.00%       1.75%        --        1.05%        1.75%          --       N/A
Tax-Free New York Fund                    0.85%       1.60%        N/A        N/A          N/A           --       N/A
Total Return Bond Fund                    1.20%       1.95%        N/A        N/A          N/A          0.80%     N/A
U.S. Government Securities Fund           1.15%       1.90%        --        1.20%        1.90%         0.80%     N/A
Value Fund                                1.40%       2.15%        N/A        N/A          N/A          1.00%     N/A
Value Opportunities Fund                  1.40%       2.15%        N/A       1.45%        2.15%         1.25%     N/A
Aggressive Growth Allocation Fund         1.65%       2.30%        N/A        N/A          N/A           N/A      N/A
Growth Allocation Fund                    1.55%       2.20%        N/A        N/A          N/A           N/A      N/A

FUND NAME                                CLASS A  CLASSES B & C  CLASS E    CLASS L  CLASSES M, N & H  CLASS Y  CLASS Z
---------                                -------  -------------  -------    -------  ----------------  -------  -------
Balanced Allocation Fund                  1.45%       2.15%        N/A        N/A          N/A           N/A      N/A
Conservative Allocation Fund              1.40%       2.05%        N/A        N/A          N/A           N/A      N/A
Income Allocation Fund                    1.25%       1.95%        N/A        N/A          N/A           N/A      N/A

* HIFSCO has voluntarily agreed to waive management fees until August 28, 2005.

      Pursuant to the investment management agreements, investment subadvisory agreements and investment services agreements, neither HIFSCO, Wellington Management nor Hartford Investment Management is liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO, Hartford Investment Management or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the respective subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.


      HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of December 31, 2004, HIFSCO had approximately $25.4 billion of assets under management. Hartford Investment Management is located at 55 Farmington Avenue, Hartford, Connecticut 06105 and was organized in 1966. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2004, Hartford Investment Management and its wholly-owned subsidiary had approximately $101.9 billion in assets under management.



      Wellington Management Company, LLP, whose business address is 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2004, Wellington Management had investment management authority with respect to approximately $470 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, John R. Ryan and Perry Traquina.


APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS


      At a meeting of the boards of directors of the Companies on July 27-28, 2004, the boards unanimously voted to renew the investment management agreements, investment sub-advisory agreements and investment services agreements for the respective Funds, with the exception of the funds of funds (as discussed below). In this regard, the boards of directors met on both July 14, 2004 and July 27-28, 2004 and considered the following categories of material factors, among others, relating to the agreements. In advance of these meetings, the boards requested and received extensive materials from HIFSCO, Wellington Management and Hartford Investment Management (together, Wellington Management and Hartford Investment Management are referred to as the "sub-advisers") addressing each of the following categories of material factors, among others, to assist the boards in reviewing the agreements.



      The boards considered the nature, extent, and quality of the services provided to the Funds by HIFSCO and each of the sub-advisers. In this regard, the boards considered presentations by Fund officers and representatives of HIFSCO and the sub-advisers. The boards also reviewed materials provided by the Funds' management, HIFSCO and the sub-advisers (the "Adviser Materials"). These presentations and the Adviser Materials contained information that assisted the boards in assessing each adviser's and sub-adviser's organizational structure, personnel, capacity, investment process, and regulatory/compliance history, and, with respect to the sub-advisers, each sub-adviser's investment philosophy, performance record, and trade execution capabilities. The boards concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by HIFSCO and each of the sub-advisers.

      The boards considered the investment performance of the Funds and the sub-advisers. The boards reviewed presentations by Fund officers and representatives of the sub-advisers and the Adviser Materials as well as a third-party consultant report prepared by Lipper, Inc. (the "Lipper Report") and Fund management's analysis of the Lipper Report. The boards considered prior performance of the Funds and each sub-adviser with respect to both benchmark and various peer group records, from both an overall and a fund-by-fund perspective.


      The boards considered the investment management fees to be paid to HIFSCO and by HIFSCO to the sub-advisers and total expenses of the Funds, in each case from both an overall and a fund-by-fund perspective. The boards of directors reviewed presentations by Fund officers and both the Adviser Materials and comparative information on investment management fees paid and expenses incurred by similar funds in the Lipper Report. The boards considered actions proposed by Fund management that would reduce overall expenses on certain Funds. These actions included reducing the 12b-1 fees for Class A shares by five basis points and imposing voluntary fee waivers for certain other Funds for one year subject to review and renewal each year. The boards considered the quality of the services to be performed for the Funds by HIFSCO and the sub-advisers, including the sub-advisers' research and fundamental analysis capabilities. The boards also considered the long term experience of HIFSCO and the sub-advisers, the compliance structure and systems established by HIFSCO and the sub-advisers, and the financial viability of HIFSCO and the sub-advisers. In addition, the boards reviewed information regarding HIFSCO's cost to provide advisory services to the Funds and HIFSCO's profit margin, both overall and on a fund-by-fund basis, and certain available information regarding comparable industry profit margins. In the case of the agreements with Wellington Management, the boards considered HIFSCO's representation that it had negotiated the sub-advisory fees at arm's length, and that the fees that HIFSCO would pay to Wellington Management were comparable to fees charged by Wellington Management to other institutional clients. The boards concluded that the management fees to be paid to HIFSCO and the sub-advisers were fair and reasonable. The boards also concluded that HIFSCO's expected profit margin with respect to the Funds would not be excessive.



      The boards considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors. In this regard, the boards primarily considered the breakpoints in the Funds' advisory and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The boards reviewed materials providing comparative breakpoint information for other fund groups, including specific data relating to breakpoints in other sub-advised fund groups. The boards concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of Fund investors.



      The boards considered other benefits to HIFSCO and the sub-advisers and their affiliates from their relationships with the Funds. The boards of directors reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services. The boards also reviewed the fact that HASCO, the Fund's transfer agent, will receive transfer agency compensation from the Funds. In addition, the boards considered benefits to the sub-advisers from their proposed use of the Funds' brokerage commissions to obtain research that could be used for the sub-advisers' clients other than the Funds, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue sharing payments or any other type of distribution payments to HIFSCO or its affiliates.


      The boards considered a number of other factors, including, among others, HIFSCO's and the sub-advisers' entrepreneurial risk, HIFSCO's efforts in making a full array of Funds available to shareholders within the Companies' Fund family, HIFSCO's commitment to providing a complete investment program with innovative opportunities designed to meet the needs of shareholders, and HIFSCO's and the sub-advisers' commitment to the development and implementation of an effective compliance program.

      Based upon their review of these various factors, among others, the boards concluded that it is in the best interests of the Funds and their shareholders for the boards to renew the investment management agreements, investment sub-advisory agreements and investment service agreements for the Funds. In reaching this decision, the boards did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the independent directors met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

      At a meeting of the board of directors of The Hartford Mutual Funds, Inc. held on November 4, 2003, the board unanimously voted to approve the investment management agreement with respect to the funds of funds for an initial term of two years. In this regard, the board of directors considered the following material factors relating to the agreement. The board reviewed the quality of the services to be provided to the funds of funds by HIFSCO. The board also reviewed the investment management fees to be paid to HIFSCO. In this connection, the board reviewed comparative information prepared by a third party consultant on investment management fees paid and expenses incurred by other asset allocation funds of funds. The board reviewed materials indicating that the management fees to be paid to HIFSCO were lower than the average advisory fees incurred by other asset allocation funds of funds, and equal to the median advisory fees incurred by asset allocation funds of funds. The board also reviewed materials comparing the aggregate expenses for each fund of funds to those of other asset allocation fund of funds. The board also considered the fact that all of the funds of funds have the same management fee rate. The board also considered the high quality of the services to be performed for each fund of funds by HIFSCO, which includes its extensive research capabilities. The board also considered the strong long term experience of HIFSCO, the compliance structure and systems established by HIFSCO, the financial viability of HIFSCO and HIFSCO's control over the investment expenses such as transaction costs. Finally, the board noted the fact that the use of Ibbotson in providing research and strategic asset allocation recommendations for the funds of funds would help avoid the conflicts of interest inherent in fund-of-funds type products.



      The board of directors of The Hartford Mutual Funds, Inc. considered other benefits to HIFSCO or its affiliates from the investment management agreement with the funds of funds. Specifically, the board reviewed information noting that Hartford Life, Inc. may receive a set fee for fund accounting and related services. The board also reviewed the fact that HASCO, the funds of funds' transfer agent, will receive transfer agency compensation from the funds of funds. Finally, the board reviewed information regarding the cost to provide advisory services to the funds of funds. Based upon its review, the board concluded that it is in the best interests of the funds of funds and their shareholders for the board to approve the investment management agreement for the funds of funds. In its decision to approve, the agreement for the funds of funds, the board of directors of The Hartford Mutual Funds, Inc. did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.


      The investment management agreements, investment sub-advisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The agreements automatically terminate upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreements may be terminated at any time without the payment of any penalty by the board of directors of the applicable Company or by vote of a majority of the outstanding voting securities of the applicable Fund, by HIFSCO upon written notice to Wellington Management, and, with respect to each applicable Fund, by Wellington Management upon 90 days' written notice to HIFSCO. The investment services agreements may be terminated at any time without the payment of any penalty by the board of directors of the applicable Company, or by vote of a majority of the outstanding voting securities of the applicable Fund, by HIFSCO upon 60 days' notice to Hartford Investment Management and, with respect to each applicable Fund, by Hartford Investment Management upon 90 days' written notice to HIFSCO. The investment subadvisory agreements and investment services agreements also terminate automatically upon the termination of the corresponding investment management agreement.

      Hartford Life, an affiliate of HIFSCO, provides fund accounting services to the Funds (except the funds of funds), including, but not limited to, daily pricing of portfolio securities; computation of the net asset value and the net income of such Funds in accordance with such Funds' prospectuses and statement of additional information; calculation of dividend and capital gain distributions, if any; calculation of yields on all applicable Funds and all classes thereof; preparation of various reports; and such other similar services with respect to a Fund as may be reasonably requested by such Funds.

      With respect to the Hartford Funds (except the funds of funds), Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of those Hartford Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, each Hartford Fund (except for the funds of funds) pays Hartford Life a fee calculated at the annual rate of 0.02% of its aggregate net assets. For the period January 3, 2000 until July 23, 2001, this fee was calculated at the annual rate of 0.015% of the aggregate net assets of each of those Hartford Funds.

      With respect to the New Hartford Funds, Hartford Life provides such fund accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds II, Inc., on behalf of the New Hartford Funds, Hartford Life and HIFSCO. In consideration of services rendered and expenses assumed pursuant to this agreement, each New Hartford Fund, except as stated below, pays Hartford Life a fee calculated at the annual rate of 0.02% of its aggregate net assets. For the Class E, Class H, Class L, Class M, Class N and Class Z shares of each of the New Hartford Funds, HIFSCO pays the fund accounting services fees.

      The compensation paid to Hartford Life for such services for the last three fiscal years is as follows:


            FUND NAME                         2004           2003         2002
---------------------------------------     ----------     --------     --------
Advisers Fund                               $  517,953     $465,169     $483,802

Capital Appreciation Fund                   $1,206,572     $730,186     $735,257

Disciplined Equity Fund                     $   70,606     $ 62,156     $ 74,501

Dividend and Growth Fund                    $  457,046     $290,227     $216,623

Equity Income Fund                              34,787     $    602          N/A

Focus Fund                                  $   24,340     $ 22,354     $ 26,386

Global Communications Fund                  $    2,296     $  1,427     $  1,150

Global Financial Services Fund              $    3,952     $  3,459     $  3,492

Global Health Fund                          $   57,248     $ 40,850     $ 43,424

Global Leaders Fund                         $  136,870     $109,107     $ 99,410

Global Technology Fund                      $   13,417     $  9,196     $ 10,478

Growth Fund                                 $   56,068     $  5,984     $    645

Growth Opportunities Fund                   $   12,037     $  2,050     $    439

High Yield Fund                             $   76,141     $ 55,067     $ 32,704

Income Fund                                 $    6,858     $  3,467          N/A

Inflation Plus Fund                         $  116,539     $ 38,860          N/A

International Capital Appreciation Fund     $    9,210     $  1,843     $  1,122

International Opportunities Fund            $   25,295     $ 20,581     $ 25,714

International Small Company Fund            $   12,746     $  3,338     $  1,097

            FUND NAME                         2004           2003         2002
---------------------------------------     ----------     --------     --------
MidCap Fund                                 $  506,030     $342,853     $257,936

MidCap Value Fund                           $   72,266     $ 36,051     $ 24,958

Money Market Fund                           $   60,573     $ 82,613     $ 70,057

Short Duration Fund                         $   16,732     $  9,264          N/A

Small Company Fund                          $   57,052     $ 40,739     $ 48,579

SmallCap Growth Fund                        $   10,449     $  2,728     $    543

Stock Fund                                  $  350,557     $318,757     $388,612

Tax-Free California Fund                    $    3,260     $  2,465          N/A

Tax-Free Minnesota Fund                     $      963     $    752     $    122

Tax-Free National Fund                      $    9,277     $  5,750     $  1,038

Tax-Free New York Fund                      $    2,524     $  2,162          N/A

Total Return Bond Fund                      $  111,323     $107,033     $ 68,181

U.S. Government Securities Fund             $   21,357     $ 34,111     $  7,182

Value Fund                                  $   15,067     $  9,779     $  8,578

Value Opportunities Fund                    $    5,244     $    988     $    254

Aggressive Growth Allocation Fund           $      323           --           --

Growth Allocation Fund                      $    1,111           --           --

Balanced Allocation Fund                    $    1,629           --           --

Conservative Allocation Fund                $      723           --           --

Income Allocation Fund                      $      218           --           --


      For the last three fiscal years, no reimbursement or compensation was paid to Hartford Life pursuant to the fund accounting agreement with respect to the Class E, Class H, Class L, Class M, Class N and Class Z shares of each of the New Hartford Funds by the New Hartford Funds.

      Each Fund, HIFSCO, Hartford Investment Management and Wellington Management have each adopted a code of ethics designed to protect the interests of each Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT

      The following table lists the number and types of other accounts sub-advised by Hartford Investment Management managers and assets under management in those accounts as of October 31, 2004:

                     REGISTERED
                     INVESTMENT
                       COMPANY                     POOLED                    OTHER
PORTFOLIO MANAGER     ACCOUNTS    ASSETS MANAGED  ACCOUNTS  ASSETS MANAGED  ACCOUNTS  ASSETS MANAGED
Robert Crusha            3        $2,155,471,944      9     $3,207,608,597    1(1)    $     6,251,635

William Davison          7(2)     $1,090,078,687      1     $   17,273,275    0       $             0

Brian Dirgins            1        $  117,793,355      0     $            0    0       $             0

Charles Grande           4        $  159,478,927      0     $            0    4       $10,510,415,000

Christopher Hanlon       8(2)     $2,054,588,768      0     $            0    2       $ 5,181,031,000

Patrick Hennigan         4        $  159,478,927      0     $            0    0       $             0

David Hillmeyer          2        $1,227,550,581      2     $   77,242,516   10       $ 3,013,284,374

Christine Mozonski       2        $1,227,550,581      0     $            0    4       $   500,602,017

Russell Regenauer        3        $1,770,163,558      0     $            0    0       $             0

Adam Tonkinson           2        $2,037,678,589      0     $            0    3       $    68,266,159

Nasri Toutoungi          2        $3,982,809,403      0     $            0    5       $   405,589,721

Edward Vaimberg          1        $   40,693,100      0     $            0    4       $   834,227,000

Timothy Wilhide          1        $  764,960,377      5     $1,168,002,498    3       $   195,801,376


---------

(1)   Includes assets for The Hartford Canada Funds.



(2) If an account has a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.


CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT AND OTHER ACCOUNTS

      Portfolio managers, including assistant portfolio managers, at Hartford Investment Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), commingled trust accounts, and other types of funds. The portfolios managed by portfolio managers may have investment objectives, strategies and risk profiles that differ from those of the Funds. Portfolio managers make investment decisions for each portfolio, including the Funds, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio, and visa versa. A portfolio manager or other investment professional at Hartford Investment Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact that Fund depending on market conditions. In addition, some of these portfolios have fee structures that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Funds to Hartford Investment Management. Because a portfolio manager's compensation is affected by revenues earned by Hartford Investment Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given portfolio manager.

      Hartford Investment Management's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Hartford Investment Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Hartford Investment Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with Hartford Investment Management's Code of Ethics. Furthermore, senior investment and business personnel at Hartford Investment Management periodically review the performance of Hartford Investment Management's portfolio managers. Although Hartford Investment Management does not track the time a portfolio manager spends on a single portfolio, Hartford Investment Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's overall book of business.

      Material conflicts of interest may arise when allocating and/or aggregating trades. Hartford Investment Management may aggregate into a single trade order several individual contemporaneous client trade orders for a single security, absent specific client directions to the contrary. It is the policy of Hartford Investment Management that when a decision is made to aggregate transactions on behalf of more than one account (including the Funds or other accounts over which it has discretionary authority), such transactions will be allocated to all participating client accounts in a fair and equitable manner in accordance with Hartford Investment Management's trade allocation policy. The trade allocation policy is described in Hartford Investment Management's Form ADV. Hartford Investment Management's compliance unit monitors block transactions to assure adherence to the trade allocation policy, and will inform Hartford Investment Management's Issue Resolution Council of any non-compliant transactions.

COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS

      Hartford Investment Management's portfolio managers are generally responsible for multiple accounts with similar investment strategies. For example, the high yield portfolio managers also manage high yield accounts for institutional clients. Portfolio managers are compensated on the performance of the aggregate group of similar accounts rather than for a specific Fund.

      The compensation package for portfolio managers consists of three components, which are base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager's contribution to Hartford Investment Management's success.

      The annual incentive plan provides cash bonuses dependent on both Hartford Investment Management's overall performance and individual contributions. A portion of the bonus pool is determined based on the aggregate portfolio pre-tax performance results over three years relative to peer groups and benchmarks, and the remaining portion is based on current year operating income relative to the operating plan.

      Target bonuses for portfolio managers vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual's award is based upon relative performance of their assigned portfolios compared to a peer group and benchmark. A listing of each Fund and the benchmark by which such Fund is measured can be found below and is primarily geared to reward top quartile performance on a trailing three-year basis. Individual performance is dollar weighted (based on assets under management). Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

      The long-term incentive plan provides an opportunity for portfolio managers and other key contributors to the Firm to be rewarded in the future depending on the achievement of financial goals and value creation for shareholders. The size of actual awards varies greatly. Awards are comprised of Hartford Investment Management performance units and stock options with respect to the common stock of Hartford Investment Management's corporate parent, The Hartford. Performance units are generally paid in cash at the end of three years. The value of the performance units is determined by using a shadow income statement, which compares Hartford Investment Management's operating income against plan for the current calendar year. The value of the stock options is dependent of the appreciation of The Hartford's common stock from the date of the grant. Options generally vest in thirds over a three-year period.


      All portfolio managers are eligible to participate in The Hartford's standard employee health and welfare programs, including retirement.


      The funds of funds are managed by HIFSCO. While the portfolio managers for the funds of funds are employees of HIFSCO as well as Hartford Investment Management, they are compensated by Hartford Investment Management only. As such, their compensation is calculated as described above.

The benchmark by which each Fund's performance is measured follows:


FUND*                           BENCHMARK
----                            ---------
High Yield Fund                 Lehman Corporate High Yield Index

Income Fund                     Lehman Aggregate Index

Inflation Plus Fund             Lehman US TIPS Index

Money Market Fund               60 day T-Bill

Short Duration Fund             Lehman 1-5 yr. Government/Credit Index

Tax-Free California Fund        Lehman California Exempt Index

Tax-Free Minnesota Fund         Lehman Minnesota Exempt Index

Tax-Free National Fund          Lehman Municipal Bond Index

Tax-Free New York Fund          Lehman New York Exempt Index

Total Return Bond Fund          Lehman Aggregate Index


U.S. Government Securities Fund Lehman US Government Index

*     Funds sub-advised by Hartford Investment Management

FUND**                          BENCHMARK
----                            ---------
Aggressive Growth               S&P 500 Index

Allocation Fund

Growth Allocation Fund          80% S&P 500 Index
                                20% Lehman Aggregate Index

Balanced Allocation Fund        60% S&P 500 Index
                                40% Lehman Aggregate Index

Conservative Allocation Fund    40% S&P 500 Index
                                60% Lehman Aggregate Index

Income Allocation Fund          Lehman Aggregate Index


**    Funds of funds managed by HIFSCO

EQUITY  SECURITIES   BENEFICIALLY   OWNED  BY  PORTFOLIO  MANAGERS  OF  HARTFORD
INVESTMENT MANAGEMENT

      The dollar range of equity securities beneficially owned by Hartford Investment Management portfolio managers in the Funds they sub-advise, as well as the funds of funds, are as follows for the fiscal year ended October 31, 2004:


                                                              DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER       FUND(S) SUB-ADVISED/MANAGED           BENEFICIALLY OWNED
-----------------       ---------------------------           ----------------------------------
Robert Crusha           Money Market Fund                     None
                        Short Duration Fund                   None

William Davison         Income Fund                           None

                        Inflation Plus Fund                   None
                        Aggressive Growth Allocation Fund     None
                        Growth Allocation Fund                None
                        Balanced Allocation Fund              None
                        Conservative Allocation Fund          None
                        Income Allocation Fund                None

Brian Dirgins           Short Duration Fund                   None

Charles Grande          Tax-Free California Fund              None
                        Tax-Free Minnesota Fund               None
                        Tax-Free National Fund                None
                        Tax-Free New York Fund                None

Christopher Hanlon      U.S. Government Securities Fund       None
                        Aggressive Growth Allocation Fund     None
                        Growth Allocation Fund                None
                        Balanced Allocation Fund              None
                        Conservative Allocation Fund          None
                        Income Allocation Fund                None

Patrick Hennigan        Tax-Free California Fund              None
                        Tax-Free Minnesota Fund               None
                        Tax-Free National Fund                None
                        Tax-Free New York Fund                None

                                                              DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER       FUND(S) SUB-ADVISED/MANAGED           BENEFICIALLY OWNED
-----------------       ---------------------------           ----------------------------------
David Hillmeyer         High Yield Fund                       None

Christine Mozonski      High Yield Fund                       None

Russell Regenauer       U.S. Government Securities Fund       None

Adam Tonkinson          Money Market Fund                     None

Nasri Toutoungi         Total Return Bond Fund                None

Edward Vaimberg         Income Fund                           None

Timothy Wilhide         Inflation Plus Fund                   None

OTHER ACCOUNTS SUB-ADVISED BY WELLINGTON MANAGEMENT

      The following table lists the number and types of other accounts sub-advised by Wellington Management managers and asset`s under management in those accounts as of October 31, 2004:


                      REGISTERED
                      INVESTMENT
   PORTFOLIO           COMPANY          ASSETS         POOLED            ASSETS         OTHER            ASSETS
   MANAGER             ACCOUNTS        MANAGED         ACCOUNTS          MANAGED       ACCOUNTS          MANAGED
   -------             --------        -------         --------          -------       --------          -------
Rand L.                   3        $13,579,318,594          1       $     7,800,000        30(1)     $ 3,361,700,000
 Alexander

Steven C. Angeli          7        $ 1,209,800,000          4       $    61,800,000         22       $   569,900,000

James H. Averill          1        $   178,600,000          0       $             0         14       $    13,700,000

John F. Averill           4        $    85,100,000        292       $   375,000,000        168(2)    $   929,600,000

Archana Basi              3        $    35,300,000         20       $   331,400,000        196(3)    $ 1,475,300,000

Jean-Marc                10        $ 2,609,186,808          8       $   683,200,000         16(4)    $ 1,027,900,000
 Berteaux

John A. Boselli           8        $ 1,462,100,000          7       $   376,500,000         24       $ 3,488,000,000

Edward P                  5(5)     $27,005,200,000          3       $   200,000,000         19       $   966,800,000
 Bousa

                      REGISTERED
                      INVESTMENT
   PORTFOLIO           COMPANY          ASSETS            POOLED             ASSETS         OTHER           ASSETS
   MANAGER             ACCOUNTS         MANAGED           ACCOUNTS           MANAGED       ACCOUNTS         MANAGED
   -------             --------         -------           --------           -------       --------         -------
Michael T. Carmen           2       $ 1,351,500,000             8(6)     $   602,100,000        14(6)    $   230,700,000

Frank D.                    1       $11,783,900,000             2        $    36,400,000         6       $     1,800,000
 Catrickes

Mammen Chally               2       $ 1,424,900,000            19        $ 1,522,300,000        75(7)    $18,157,000,000

Nicolas M.                  4       $ 1,365,500,000             3        $   268,600,000        24(8)    $ 1,122,700,000
 Choumenkovitch

Robert L.                   5       $    23,400,000             7        $     8,000,000        42(9)    $    49,500,000
 Deresiewicz

Doris T. Dwyer              4(10)   $   840,200,000             2        $   132,100,000        12(10)   $ 2,348,200,000

David J. Elliott            2       $   632,800,000             2        $   132,100,000        14(11)   $ 2,348,900,000

David R.                    3(12)   $13,818,100,000             2        $    54,000,000        15       $   242,300,000
 Fassnacht

Ann C. Gallo                7       $    93,700,000            23        $   181,500,000       184(13)   $   751,300,000

Bruce L. Glazer             6       $    86,600,000            32(14)    $   303,100,000       199(14)   $   957,500,000

Andrew R.                   3       $    22,500,000            24        $   233,400,000       193(15)   $ 1,238,200,000
 Heiskell

Jean M. Hynes               7       $   333,000,000            23        $   463,600,000       209(16)   $ 2,406,200,000

John C. Keogh               7       $ 5,626,700,000             2        $ 3,681,600,000        43       $ 6,259,800,000

Anita M. Killian            6       $   117,600,000            30        $   222,400,000       196(17)   $   818,400,000

                          REGISTERED
                          INVESTMENT
   PORTFOLIO               COMPANY           ASSETS           POOLED        ASSETS          OTHER            ASSETS
   MANAGER                 ACCOUNTS          MANAGED         ACCOUNTS       MANAGED        ACCOUNTS         MANAGED
   -------                 --------          -------         --------       -------        --------         -------
Mark T. Lynch                  3        $    65,900,000        25(18)    $   941,800,000     183(18)   $ 4,030,500,000

Gavin S. Ma                    4        $ 1,365,500,000         3        $   268,600,000      20(19)   $ 1,122,400,000

Edward L.                      5        $   405,700,000         7        $ 1,044,400,000      16(20)   $   783,400,000
 Makin

Kirk J. Mayer                  7        $    45,900,000        25        $   120,600,000     199(21)   $   496,200,000

James N. Mordy                 6        $ 1,806,763,152         3        $    58,500,000      37(22)   $ 1,457,000,000

Vikram Murthy                  4        $    11,800,000        17        $    62,900,000      75(23)   $   203,300,000

Jennifer L.                    3        $    36,700,000        24        $   345,800,000     194(24)   $ 1,679,000,000
 Nettesheim

David Nincic                   3        $    10,700,000        23        $   197,500,000     192(25)   $   697,200,000

Andrew S. Offit               10        $ 2,609,186,808         8        $   683,200,000      21(4)    $ 1,030,800,000

David W.                       1        $    28,500,000         0        $             0       4       $       300,000
 Palmer

Saul J. Pannell                1        $11,783,900,000         9(26)    $   616,600,000      38(26)   $   253,600,000

Philip H.                      5        $ 2,364,100,000         6        $   556,000,000      61(27)   $ 1,836,400,000
 Perelmuter

John R. Ryan                 13(28)     $ 7,637,096,438         4        $   224,200,000      41       $ 2,985,600,000

James A. Rullo                 2        $ 1,424,900,000        19        $  1,552,300,00      77(29)   $18,170,800,000

Joseph H.                      5        $   111,400,000        22        $   259,900,000     170(30)   $ 1,007,500,000
 Schwartz

                      REGISTERED
                      INVESTMENT
   PORTFOLIO           COMPANY       ASSETS           POOLED          ASSETS       OTHER            ASSETS
   MANAGER             ACCOUNTS      MANAGED         ACCOUNTS         MANAGED      ACCOUNTS         MANAGED
   -------             --------      -------         --------         -------      --------         -------
Theodore E. Shasta       3        $   22,400,000        24         $345,700,000     191(31)      $1,799,600,000

Andrew J.                8        $1,462,100,000         7         $376,500,000      39          $3,488,500,000
 Shilling

Scott E.                 6        $  147,600,000        30         $398,200,000     193(32)      $1,584,300,000
 Simpson

Trond                    4        $1,365,500,000         4         $268,700,000     218          $1,185,100,000
 Skramstad

Eric C. Stromquist       6        $  142,900,000        30(33)     $426,900,000     184(33)      $1,686,600,000



(1) The advisory fee for five of these other accounts is based upon performance. Assets under management in those accounts total $872,700,000.



(2) The advisory fee for two of these pooled accounts and for fifteen of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $138,200,000 and $235,800,000, respectively.



(3) The advisory fee for sixteen of these other accounts is based upon performance. Assets under management in those accounts total $234,900,000.



(4) The advisory fee for one of these other accounts is based upon performance. Assets under management in that account total $119,400,000.



(5) The advisory fee for two of these registered investment companies is based upon performance. Assets under management in those accounts total $21,155,000,000.



(6) The advisory fee for four of these pooled accounts and for two of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $260,500,000 and $99,600,000, respectively.



(7) The advisory fee for ten of these other accounts is based upon performance. Assets under management in those accounts total $8,765,300,000.



(8) The advisory fee for three of these other accounts is based upon performance. Assets under management in those accounts total $176,900,000.



(9) The advisory fee for one of these other accounts is based upon performance. Assets under management in that account total $9,600,000.



(10) The advisory fee for one of these registered investment companies and for two of these other accounts is based upon performance. Assets under management in those registered investment companies and other accounts total $93,200,000 and $203,900,000, respectively.



(11) The advisory fee for two of these other accounts is based upon performance. Assets under management in those accounts total $203,900,000.



(12) The advisory fee for two of these registered investment companies is based upon performance. Assets under management in those accounts total $13,761,400,000.

(13) The advisory fee for sixteen of these other accounts is based upon performance. Assets under management in those accounts total $158,800,000.



(14) The advisory fee for two of these pooled accounts and for seventeen of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $62,400,000 and $225,000,000, respectively.



(15) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $392,400,000.



(16) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $488,300,000.



(17) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $238,900,000.



(18) The advisory fee for three of these pooled accounts and for sixteen of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $197,700,000 and $1,180,000,000, respectively.



(19) The advisory fee for three of these other accounts is based upon performance. Assets under management in those accounts total $176,900,000.



(20) The advisory fee for one of these other accounts is based upon performance. Assets under management in that account total $39,800,000.



(21) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $101,800,000.



(22) The advisory fee for two of these other accounts is based upon performance. Assets under management in those accounts total $78,200,000.



(23) The advisory fee for five of these other accounts is based upon performance. Assets under management in those accounts total $40,900,000.



(24) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $431,300,000.



(25) The advisory fee for sixteen of these other accounts is based upon performance. Assets under management in those accounts total $108,400,000.



(26) The advisory fee for four of these pooled accounts and for two of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $256,000,000 and $97,300,000, respectively.



(27) The advisory fee for three of these other accounts is based upon performance. Assets under management in those accounts total $59,900,000.



(28) The advisory fee for three of these registered investment companies is based upon performance. Assets under management in those accounts total $5,804,600,000.



(29) The advisory fee for ten of these other accounts is based upon performance. Assets under management in those accounts total $8,765,300,000.



(30) The advisory fee for fifteen of these other accounts is based upon performance. Assets under management in those accounts total $222,500,000.



(31) The advisory fee for seventeen of these other accounts is based upon performance. Assets under management in those accounts total $573,100,000.



(32) The advisory fee for sixteen of these other accounts is based upon performance. Assets under management in those accounts total $407,100,000.



(33) The advisory fee for two of these pooled accounts and for sixteen of these other accounts is based upon performance. Assets under management in those pooled and other accounts total $19,400,000 and $426,400,000, respectively.


CONFLICTS OF INTEREST BETWEEN THE FUNDS SUB-ADVISED BY WELLINGTON MANAGEMENT AND OTHER ACCOUNTS


      Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's investment professionals listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies and risk profiles that differ from those of the relevant Fund.

The Investment Professionals make investment decisions for each portfolio based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for that Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by HIFSCO to Wellington Management with respect to a Fund. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.



      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly while at the same time providing high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's overall book of business.


COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS


      HIFSCO pays Wellington Management a fee based on the assets under management of each Fund as set forth in the relevant Investment Sub-Advisory Agreement between Wellington Management and HIFSCO with respect to each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Funds. The following information relates to the period ended December 31, 2004.



      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of its Investment Professionals includes a base salary and incentive components.



      The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their respective roles. Base salaries are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's Business Manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries.



      Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by that Investment Professional and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by that Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance fees. Fixed income Portfolio Managers' incentive on the relevant Fund is based solely on the revenues earned by Wellington management and has no additional performance related compensation component. The performance-based incentive compensation component across all portfolios managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to participate in a supplemental retirement plan as a partner of the firm. The following individuals are partners of the firm:



Rand L. Alexander          James N. Mordy
Steven C. Angeli           Andrew S. Offit
James H. Averill           Saul J. Pannell
John F. Averill            Phillip H. Perelmuter
John A. Boselli            James A. Rullo
Edward P. Bousa            John R. Ryan
Michael T. Carmen          Joseph H. Schwartz
David R. Fassnacht         Theodore E. Shasta
Ann C. Gallo               Andrew J. Shilling
Bruce L. Glazer            Scott E. Simpson
Jean M. Hynes              Trent Skramstad
John C. Keogh              Eric C. Stromquist
Mark T. Lynch



      Wellington Management's inventive payments to its Investment Professionals are based on comparisons of each Investment Professional's performance relative to the following benchmark and/or relevant peer group:






FUND                                 BENCHMARK(S) / PEER GROUPS*
----                                 ---------------------------
Advisers Fund**                      S&P 500 Index

                                     Lipper MF Large Cap Core Index

Capital Appreciation Fund            S&P 500 Index

                                     Lipper Multicap Core Index

Disciplined Equity Fund              S&P 500 Index

Dividend and Growth Fund             S&P 500 Index

                                     Lipper MF Equity Income Average

Equity Income Fund                   Russell 1000 Value Index

                                     Lipper Equity Income Average

Focus Fund                           S&P 500 Index

                                     Lipper MF Large Cap Core Average

Global Communications Fund           MSCI Broad Telecom Index

Global Financial Services Fund       MSCI Finance ex Real Estate New Industry Index

                                     Lipper Financial Services Average

Global Health Fund                   Goldman Sachs Health Care Index

                                     Lipper Health & Biotechnology Average

Global Leaders Fund                  MSCI World Splice

                                     Lipper Global Average

Global Technology Fund               Goldman Sachs Technology Composite Index

                                     Lipper Science and Technology Average



Growth Fund                          Russell 1000 Growth Index
                                     Lipper Large Cap Growth Average

Growth Opportunities Fund            Russell 3000 Growth Index
                                     Lipper Multicap Growth Average

International Capital                MSCI EAFE Index
 Appreciation Fund

International Opportunities Fund     Lipper International Equity Average

International Small Company Fund     Lipper International Small-Cap Average

MidCap Fund                          S&P MidCap 400 Index

                                     Lipper MidCap Core Average

MidCap Value Fund                    Russell 2500 Value Index

                                     Lipper Mid Cap Value Average

Small Company Fund                   Russell 2000 Growth Index

                                     Lipper Small Company Growth Average

SmallCap Growth Fund                 Russell 2000 Growth Index

Stock Fund                           S&P 500 Index

                                     Lipper MF Large Cap Core Index

Value Fund                           Russell 1000 Value Index

                                     Lipper Large Cap Value Average

Value Opportunities Fund             Russell 3000 Value Index
                                     Lipper Multicap Growth Average


* For Funds with multiple benchmarks/peer groups, allocations are weighted equally.

**    Equity portion of the Advisers Fund.

EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGERS OF WELLINGTON MANAGEMENT

      The dollar range of equity securities beneficially owned by Wellington Management managers in the Funds they sub-advise are as follows for the fiscal year ended October 31, 2004:


                                                                            DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER             FUND(S) SUB-ADVISED                           BENEFICIALLY OWNED
-----------------             -------------------                           ------------------
Rand L. Alexander             Advisers Fund                                 $100,001-$500,000

                              Focus Fund                                    $500,001-$1,000,000

                              Stock Fund                                    $100,001-$500,000

Steven C. Angeli              Small Company Fund                            $10,001-$50,000

James H. Averill              Value Opportunities Fund                      $100,001-$500,000

John F. Averill               Global Technology Fund                        $10,001-$50,000

Archana Basi                  Global Communications Fund                    $10,001-$50,000

Jean-Marc Berteaux            Global Leaders Fund                           None

                              International Capital Appreciation Fund       $50,001-$100,000

John A. Boselli               Growth Fund                                   None

Edward P. Bousa               Dividend and Growth Fund                      Over $1,000,000

Michael T. Carmen             Growth Opportunities Fund                     $100,001-$500,000

Frank D. Catrickes            Capital Appreciation Fund                     $100,001-$500,000

Mammen Chally                 Disciplined Equity Fund                       $10,001-$50,000

Nicolas M. Choumenkovitch     International Opportunities Fund              $1-$10,000

Robert L. Deresiewicz         Global Health Fund                            None

                                                                            DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER             FUND(S) SUB-ADVISED                           BENEFICIALLY OWNED
-----------------             -------------------                           ------------------
Doris T. Dwyer                SmallCap Growth Fund                          None

David J. Elliott              SmallCap Growth Fund                          None

David R. Fassnacht            Value Opportunities Fund                      None

Ann C. Gallo                  Global Health Fund                            $100,001-$500,000

Bruce L. Glazer               Global Technology Fund                        None

Andrew R. Heiskell            Global Financial Services Fund                None

Jean M. Hynes                 Global Health Fund                            $50,001-$100,000

John C. Keogh                 Advisers Fund                                 $100,001-$500,000

Mark T. Lynch                 Global Financial Services Fund                $100,001-$500,000

Gavin S. Ma                   International Opportunities Fund              $10,001-$50,000

Edward L. Makin               International Small Company Fund              $100,001-$500,000

Kirk J. Mayer                 Global Health Fund                            $10,001-$50,000

James N. Mordy                MidCap Value Fund                             Over $1,000,000
                              Value Opportunities Fund                      $10,001-$50,000

Vikram Murthy                 Global Technology Fund                        $10,001-$50,000

Jennifer L. Nettesheim        Global Financial Services Fund                None

David Nincic                  Global Communications Fund                    None

Andrew S. Offit               Global Leaders Fund                           $1-$10,000

                              International Capital Appreciation Fund       None

David W. Palmer               Value Opportunities Fund                      None

Saul J. Pannell               Capital Appreciation Fund                     Over $1,000,000

Philip H. Perelmuter          MidCap Fund                                   $50,001-$100,000

John R. Ryan                  Equity Income Fund                            $500,001-$1,000,000

                              Value Fund                                    $100,001-$500,000

James A. Rullo                Disciplined Equity Fund                       $100,001-$500,000

                                                                            DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER             FUND(S) SUB-ADVISED                           BENEFICIALLY OWNED
-----------------             -------------------                           ------------------
Joseph H. Schwartz            Global Health Fund                            $100,001-$500,000
Theodore E. Shasta            Global Financial Services Fund                None
Andrew J. Shilling            Growth Fund                                   $100,001-$500,000
Scott E. Simpson              Global Technology Fund                        None
Trond Skramstad               International Opportunities Fund              $10,001-$50,000
Eric C. Stromquist            Global Technology Fund                        $10,001-$50,000


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Companies have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities or, in the case of the funds of funds, transactions in shares of the Underlying Funds. With respect to the funds of funds, each fund of funds will not incur any commissions or sales charges when it invests in the Underlying Funds.


      Subject to any policy established by each Company's board of directors and HIFSCO, Hartford Investment Management and Wellington Management, as applicable, are primarily responsible for the investment decisions of each applicable Fund (or in the case of a fund of funds, each Underlying Fund) and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund (or in the case of a fund of funds, each Underlying Fund) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Hartford Investment Management and Wellington Management generally seek reasonably competitive spreads or commissions, the Funds (or in the case of a fund of funds, the Underlying Funds) do not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain services used by the Funds. HIFSCO may also instruct Hartford Investment Management and Wellington Management to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.


      Hartford Investment Management and Wellington Management generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Hartford Investment Management and Wellington Management may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Money Market Fund for such purchases or sales.

      While Hartford Investment Management and Wellington Management seek to obtain the most favorable net results in effecting transactions in a Fund's (or in the case of a fund of funds, an Underlying Fund's) portfolio securities, broker-dealers who provide investment research to Hartford Investment Management or Wellington Management may receive orders for transactions from Hartford Investment Management or Wellington Management. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the 1934 Act, Wellington Management and Hartford Investment Management may cause a Fund (or in the case of a fund of funds, an Underlying Fund) to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington

Management or Hartford Investment Management an amount in respect of securities transactions for the Fund (or in the case of a fund of funds, an Underlying
Fund) in excess of the amount that another broker-dealer would have charged in respect of that transaction. Information so received is in addition to and not in lieu of the services required that Hartford Investment Management and Wellington Management must perform under the applicable investment subadvisory agreements. In circumstances where two or more broker-dealers are equally capable of providing best execution, Wellington Management may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by Wellington Management in its sole discretion. The management fees paid by the Funds are not reduced because Hartford Investment Management, Wellington Management, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. Some of these services are of value to Wellington Management or Hartford Investment Management, or their affiliates, in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds.


      Investment decisions for the Funds (or in the case of a fund of funds, the Underlying Funds) are made independently from those of any other clients that are managed by Hartford Investment Management, Wellington Management or their affiliates. If, however, accounts managed by Hartford Investment Management or Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the applicable Company's board of directors, available securities may be allocated to each Fund (or in the case of a fund of funds, the Underlying Funds) or other client account and may be averaged as to price in a manner determined by Hartford Investment Management or Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund (or in the case of a fund of funds, each Underlying Fund). In some cases, this system might adversely affect the price paid by a Fund (or in the case of a fund of funds, an Underlying Fund) (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (or in the case of a fund of funds, an Underlying Fund) (for example, in the case of a small issue). Likewise, if accounts managed by Hartford Investment Management or Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

      Accounts managed by Hartford Investment Management or Wellington Management (or their affiliates) may hold securities held by a Fund (or in the case of a fund of funds, an Underlying Fund). Because of different investment objectives or other factors, a particular security may be purchased by Hartford Investment Management or Wellington Management for one client when one or more other clients are selling the same security.

      For the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, the Hartford Funds paid the following brokerage commissions:


FUND NAME                                2004            2003           2002
---------                                ----            ----           ----
Advisers Fund                        $ 1,366,157     $ 1,905,886     $ 2,219,492
Capital Appreciation Fund             15,846,145     $16,300,473     $15,960,710
Disciplined Equity Fund              $   473,735     $   787,280     $   977,789
Dividend and Growth Fund             $ 1,882,393     $ 1,986,395     $ 1,713,766
Equity Income Fund(1)                $   124,519     $     8,028              --
Focus Fund                           $   295,503     $   485,511     $   835,838
Global Communications Fund           $    46,671     $    37,165     $    22,369
Global Financial Services Fund       $    39,384     $    47,050     $    41,654
Global Health Fund                   $   386,109     $   265,873     $   454,910
Global Leaders Fund                  $ 5,370,659     $ 5,914,049     $ 5,229,269

FUND NAME                                        2004                  2003               2002
---------                                        ----                  ----               ----
Global Technology Fund                       $  422,361              $  426,535         $  330,282
High Yield Fund                              $    3,755                     N/A                N/A
Income Fund                                         N/A                     N/A                 --
Inflation Plus Fund                                 N/A                     N/A                 --
International Capital Appreciation Fund      $  347,546              $   87,751         $   58,459
International Opportunities Fund             $  604,471              $  539,485         $  792,524
International Small Company Fund             $  302,091              $  120,435         $   35,920
MidCap Fund                                  $4,148,757              $5,324,246         $4,181,821
MidCap Value Fund                            $  612,460              $  388,754         $  262,049
Short Duration Fund                                 N/A                     N/A                 --
Small Company Fund                           $1,679,177              $1,813,631         $2,026,099
Stock Fund                                   $1,311,576              $1,948,607         $2,563,626
Tax-Free California Fund                            N/A                     N/A                 --
Tax-Free New York Fund                              N/A                     N/A                 --
Total Return Bond Fund                       $    5,819                     N/A                N/A
Value Fund                                   $   72,925              $   52,247         $   69,014
Aggressive Growth Allocation Fund                   N/A                      --                 --
Growth Allocation Fund                              N/A                      --                 --
Balanced Allocation Fund                            N/A                      --                 --
Conservative Allocation Fund                        N/A                      --                 --
Income Allocation Fund                              N/A                      --                 --


      (1) For the period August 28, 2003 through October 31, 2003.


      Money Market Fund did not pay brokerage commissions during the last three fiscal years.


      In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund's asset growth, cash flows and changes in portfolio turnover.


      For the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, the New Hartford Funds II paid the following brokerage commissions:



FUND NAME                               2004                            2003                          2002
---------                               ----                            ----                          ----
Growth Fund                            $1,228,006                    $1,407,443                     $1,414,819
Growth Opportunities Fund              $3,133,675                    $3,264,688                     $4,229,081
SmallCap Growth Fund                   $1,014,816                      $869,533                       $718,260

FUND NAME                               2004                            2003                          2002
---------                               ----                            ----                          ----
Value Opportunities Fund               $90,229                        $72,637                       $109,493


      Tax-Free Minnesota Fund, Tax-Free National Fund and U.S. Government Securities Fund did not pay brokerage commissions during the last three fiscal years.

      In general, changes in the amount of brokerage commissions paid by a Fund are due primarily to that Fund's asset growth, cash flows and changes in portfolio turnover.


      The following table shows the dollar amount of brokerage commissions paid to firms in recognition of third party research services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2004.



                                                                         TOTAL AMOUNT OF TRANSACTION TO
                                              COMMISSIONS PAID TO              FIRMS FOR THIRD PARTY
                                             FIRMS FOR THIRD PARTY               RESEARCH SERVICES
FUND NAME                                      RESEARCH SERVICES
Advisers Fund                                    $    108,309                       $ 81,889,187
Capital Appreciation Fund                        $    974,002                       $638,725,512
Disciplined Equity Fund                          $     18,342                       $ 29,133,420
Dividend and Growth Fund                         $    113,523                       $ 98,321,549
Equity Income Fund                               $     12,541                       $ 42,794,531
Focus Fund                                       $     18,550                       $ 15,779,267
Global Communications Fund                       $      2,442                       $  1,241,464
Global Financial Services Fund                   $      2,193                       $  2,976,946
Global Health Fund                               $     41,978                       $ 24,687,592
Global Leaders Fund                              $    323,189                       $217,034,324
Global Technology Fund                           $     25,306                       $ 13,335,113
Growth Fund                                      $    113,911                       $102,958,987
Growth Opportunities Fund                        $    163,501                       $100,704,229
International Capital Appreciation Fund          $     21,569                       $ 20,319,013
International Opportunities Fund                 $     35,754                       $ 19,528,039
International Small Company Fund                 $     12,186                       $  9,398,583
MidCap Fund                                      $    240,445                       $140,167,703
MidCap Value Fund                                $     34,002                       $ 29,718,395
Small Company Fund                               $     79,145                       $ 39,330,441

                                                                         TOTAL AMOUNT OF TRANSACTION TO
                                              COMMISSIONS PAID TO              FIRMS FOR EXECUTION AND
                                              FIRMS FOR EXECUTION                 RESEARCH SERVICES
FUND NAME                                    AND RESEARCH SERVICES
SmallCap Growth Fund                                 $22,008                      $13,611,049
Stock Fund                                          $121,398                      $87,676,650
Value Fund                                            $6,388                      $10,549,674
Value Opportunities Fund                              $6,538                      $10,712,988



         The following table identifies the Funds' regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Funds have acquired during the fiscal year ended October 31, 2004 and the value of each Fund's aggregate holdings of each such issuer as of October 31, 2004.

FUND NAME                                       REGULAR BROKER OR DEALER                AGGREGATE VALUE
Advisers Fund                                   Bank of America Corp.                       $58,062,473.00
                                                Citigroup, Inc.                             $79,514,375.00
                                                CS First Boston Corp.                        $6,035,922.00
                                                Deutsch Bank Securities, Inc                 $5,469,665.00
                                                JP Morgan Chase Securities, Inc.            $10,566,460.00
                                                State Street Corp.                          $22,839,764.00
                                                UBS Warburg Securities, Inc                 $12,849,669.00

Capital Appreciation Fund                       ABN AMRO                                    $33,478,425.00
                                                Bank of America Corp.                       $57,205,340.00
                                                Citigroup, Inc.                            $171,547,731.00
                                                CS First Boston Corp.                       $86,597,526.00
                                                Deutsch Bank Securities, Inc                $78,473,428.00
                                                JP Morgan Chase Securities, Inc.            $63,475,094.00
                                                UBS Warburg Securities, Inc                $184,354,527.00

Disciplined Equity Fund                         ABN AMRO                                       $658,125.00
                                                Bank of America Corp.                       $13,213,050.00
                                                Citigroup, Inc.                             $14,373,662.00
                                                CS First Boston Corp.                        $1,702,350.00
                                                Deutsch Bank Securities, Inc                 $1,542,645.00
                                                Goldman, Sachs & Co.                         $1,426,510.00
                                                JP Morgan Chase Securities, Inc.             $1,247,805.00
                                                UBS Warburg Securities, Inc                  $3,624,075.00

Dividend and Growth Fund                        ABN AMRO                                     $6,406,275.00
                                                Bank of America Corp.                       $56,748,930.00
                                                Citigroup, Inc.                             $62,539,515.00
                                                CS First Boston Corp.                       $16,570,898.00
                                                Deutsch Bank Securities, Inc                $15,016,309.00
                                                Goldman, Sachs & Co.                        $16,193,348.00
                                                JP Morgan Chase Securities, Inc.            $38,889,612.00
                                                UBS Warburg Securities, Inc                 $41,683,496.00

Equity Income Fund                              ABN AMRO                                       $288,300.00
                                                Bank of America Corp.                       $13,185,280.00
                                                Citigroup, Inc.                             $12,605,517.00
                                                CS First Boston Corp.                          $745,736.00
                                                Deutsch Bank Securities, Inc                   $675,775.00
                                                Goldman, Sachs & Co.                         $8,677,116.00
                                                JP Morgan Chase Securities, Inc.             $7,147,216.00
                                                Merrill, Lynch, Peirce, Fenner & Smith       $7,544,048.00
                                                UBS Warburg Securities, Inc                  $1,587,572.00

Focus Fund                                      ABN AMRO                                        $94,800.00
                                                Bank of America Corp.                        $3,094,989.00
                                                Citigroup, Inc.                              $5,794,722.00
                                                CS First Boston Corp.                          $245,216.00
                                                Deutsch Bank Securities, Inc                   $222,211.00
                                                Morgan Stanley, Inc.                         $3,407,703.00
                                                JP Morgan Chase Securities, Inc.               $179,741.00
                                                UBS Warburg Securities, Inc                    $522,032.00

Global Communications Fund                      ABN AMRO                                        $13,275.00
                                                CS First Boston Corp.                           $34,338.00
                                                Deutsch Bank Securities, Inc                    $31,116.00
                                                JP Morgan Chase Securities, Inc.                $25,169.00
                                                UBS Warburg Securities, Inc                     $73,101.00

Global Financial Services Fund                  ABN AMRO                                         $9,825.00
                                                Bank of America Corp.                          $936,111.00
                                                Citigroup, Inc.                                $918,060.00
                                                CS First Boston Corp.                           $25,414.00
                                                Deutsch Bank Securities, Inc                    $23,029.00
                                                Goldman, Sachs & Co.                           $452,548.00
                                                JP Morgan Chase Securities, Inc.                $18,628.00
                                                Merrill, Lynch, Peirce, Fenner & Smith         $442,308.00
                                                State Street Corp.                             $387,430.00
                                                UBS Warburg Securities, Inc                     $54,103.00

Global Health Fund                              ABN AMRO                                       $502,950.00
                                                CS First Boston Corp.                        $1,300,964.00
                                                Deutsch Bank Securities, Inc                 $1,178,914.00
                                                JP Morgan Chase Securities, Inc.               $953,593.00
                                                UBS Warburg Securities, Inc                  $2,769,578.00

Global Leaders Fund                             ABN AMRO                                       $457,050.00
                                                Bank of America Corp.                       $14,350,716.00
                                                Citigroup, Inc.                              $4,328,116.00
                                                CS First Boston Corp.                        $1,182,236.00
                                                Deutsch Bank Securities, Inc                 $1,071,325.00
                                                Goldman, Sachs & Co.                         $7,801,534.00
                                                JP Morgan Chase Securities, Inc.               $866,567.00
                                                UBS Warburg Securities, Inc                  $2,516,822.00

Global Technology Fund                          CS First Boston Corp.                           $75,660.00
                                                Deutsch Bank Securities, Inc                    $68,562.00
                                                JP Morgan Chase Securities, Inc.                $55,458.00
                                                UBS Warburg Securities, Inc                    $161,070.00

Growth Fund                                     ABN AMRO                                     $3,193,350.00
                                                Citigroup, Inc.                             $15,844,083.00
                                                CS First Boston Corp.                        $8,260,132.00
                                                Deutsch Bank Securities, Inc                 $7,485,212.00
                                                JP Morgan Chase Securities, Inc.             $6,054,591.60
                                                UBS Warburg Securities, Inc                 $17,584,714.00

Growth Opportunities Fund                       Citigroup, Inc.                             $12,192,876.00
                                                CS First Boston Corp.                          $695,296.00
                                                Deutsch Bank Securities, Inc                   $630,067.00
                                                JP Morgan Chase Securities, Inc.               $509,645.00
                                                UBS Warburg Securities, Inc                  $1,480,192.00

High Yield Fund                                 BNP Paribas Securities Corp.                 $2,438,690.00
                                                Greenwich Capital Markets, Inc.              $2,438,690.00
                                                Lehman Brothers, Inc.                        $4,977,244.00
                                                State Street Corp.                           $2,571,250.00
                                                UBS Warburg Securities, Inc.                 $4,877,370.00

Income Fund                                     BNP Paribas Securities Corp.                    $27,300.00
                                                Bank of America Corp.                          $179,859.00
                                                CS First Boston Corp.                          $200,803.00
                                                Greenwich Capital Markets, Inc.                $229,038.00
                                                Goldman, Sachs & Co.                           $126,828.00
                                                JP Morgan Chase Securities, Inc.               $874,616.00
                                                Merrill, Lynch, Peirce, Fenner & Smith         $156,652.00
                                                State Street Corp.                              $28,790.00
                                                UBS Warburg Securities, Inc.                    $54,610.00

Inflation Plus Fund                             BNP Paribas Securities Corp.                   $800,690.00
                                                Greenwich Capital Markets, Inc.                $800,690.00
                                                State Street Corp.                             $844,220.00
                                                UBS Warburg Securities, Inc.                 $1,601,400.00

International Capital Appreciation Fund         ABN AMRO                                       $525,825.00
                                                CS First Boston Corp.                        $1,360,134.00
                                                Deutsch Bank Securities, Inc                 $1,232,533.00
                                                JP Morgan Chase Securities, Inc.               $996,694.00
                                                UBS Warburg Securities, Inc                  $2,895,543.00

International Opportunities Fund                CS First Boston Corp.                          $517,900.00
                                                Deutsch Bank Securities, Inc                   $469,386.00
                                                JP Morgan Chase Securities, Inc.               $379,674.00
                                                UBS Warburg Securities, Inc                  $1,102,710.00

International Small Company Fund                ABN AMRO                                       $248,175.00
                                                CS First Boston Corp.                          $641,946.00
                                                Deutsch Bank Securities, Inc                 $1,387,387.00
                                                JP Morgan Chase Securities, Inc.               $470,540.00
                                                UBS Warburg Securities, Inc                  $1,366,617.00

MidCap Fund                                     ABN AMRO                                     $5,444,025.00
                                                CS First Boston Corp.                       $14,081,878.00
                                                Deutsch Bank Securities, Inc                $12,760,795.00
                                                JP Morgan Chase Securities, Inc.            $10,321,871.00
                                                UBS Warburg Securities, Inc                 $29,978,431.00

MidCap Value Fund                               CS First Boston Corp.                          $814,412.00
                                                Deutsch Bank Securities, Inc                   $738,008.00
                                                JP Morgan Chase Securities, Inc.               $596,956.00
                                                UBS Warburg Securities, Inc                  $1,733,774.00

Money Market Fund                               Bank of America Corp.                        $7,017,207.00
                                                Citigroup, Inc.                              $7,005,388.00
                                                Goldman, Sachs & Co.                         $7,000,000.00
                                                JP Morgan Chase Securities, Inc.             $7,307,174.00
                                                Lehman Brothers, Inc.                        $7,451,294.00
                                                Merrill, Lynch, Peirce, Fenner & Smith       $6,413,902.00
                                                State Street Corp.                           $6,800,000.00

Short Duration Fund                             BNP Paribas Securities Corp.                 $1,103,010.00
                                                Bank of America Corp.                        $2,715,614.00
                                                CS First Boston Corp.                        $1,192,945.00
                                                Greenwich Capital Markets, Inc.              $1,103,010.00
                                                Goldman, Sachs & Co.                           $490,993.00
                                                JP Morgan Chase Securities, Inc.             $2,235,059.00
                                                Lehman Brothers, Inc.                        $2,745,304.00
                                                Merrill, Lynch, Peirce, Fenner & Smith       $2,629,612.00
                                                State Street Corp.                           $1,162,970.00
                                                UBS Warburg Securities, Inc.                 $2,206,000.00

SmallCap Growth Fund                            BNP Paribas Securities Corp.                 $2,398,000.00

Stock Fund                                      ABN AMRO                                     $1,237,425.00
                                                Bank of America Corp.                       $51,351,735.00
                                                CS First Boston Corp.                        $3,200,806.00
                                                Citigroup, Inc.                             $73,676,562.00
                                                Deutsch Bank Securities, Inc                 $2,900,524.00
                                                JP Morgan Chase Securities, Inc.             $2,346,158.00
                                                State Street Corp.                          $21,687,070.00
                                                UBS Warburg Securities, Inc                  $6,814,087.00

Tax-Free Minnesota Fund                         State Street Corp.                           $1,764,000.00

Tax-Free National Fund                          State Street Corp.                           $3,398,000.00

Total Return Bond Fund                          BNP Paribas Securities Corp.                 $9,581,430.00
                                                Citigroup, Inc                               $3,547,625.00
                                                Greenwich Capital Markets, Inc.              $9,581,430.00
                                                Goldman, Sachs & Co.                         $4,785,758.00
                                                JP Morgan Chase Securities, Inc.            $10,413,732.00
                                                Lehman Brothers, Inc.                        $4,943,491.00
                                                Merrill, Lynch, Peirce, Fenner & Smith       $1,132,459.00
                                                State Street Corp.                          $10,102,280.00
                                                UBS Warburg Securities, Inc.                $19,162,860.00

U.S. Government Securities Fund                 BNP Paribas Securities Corp.                   $520,140.00
                                                Greenwich Capital Markets, Inc.                $520,140.00
                                                State Street Corp.                             $548,420.00
                                                UBS Warburg Securities, Inc.                 $1,040,300.00

Value Fund                                      ABN AMRO                                       $357,675.00
                                                Bank of America Corp.                        $4,738,782.00
                                                Citigroup, Inc.                              $4,308,327.00
                                                CS First Boston Corp.                          $925,186.00
                                                Duetsch Bank Securities, Inc                   $838,390.00
                                                Goldman, Sachs & Co.                         $2,036,466.00
                                                JP Morgan Chase Securities, Inc.             $2,488,955.00
                                                UBS Warburg Securities, Inc                  $1,969,597.00

Value Opportunities Fund                        Citigroup, Inc.                              $3,321,804.00
                                                CS First Boston Corp.                          $303,610.00
                                                Duetsch Bank Securities, Inc                   $275,127.00
                                                JP Morgan Chase Securities, Inc.               $222,543.00
                                                UBS Warburg Securities, Inc                    $646,345.00

                                  FUND EXPENSES

      EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts, (15) any direct charges to shareholders approved by the directors of the Fund, (16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

      Each fund of funds, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each fund of funds' expense ratios, as disclosed in the funds of funds' prospectus, may be higher or lower depending on the allocation of the fund of funds' assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

      Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the board of directors of each Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreements continue in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the applicable Company, including a majority of the directors who are not parties to the Underwriting Agreements or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

      HIFSCO is authorized by the Companies to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Funds' behalf. In these circumstances a Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the applicable Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the applicable Company.


      In addition to the commissions (reallowed and/or advanced) and Rule 12b-1 fees described in this SAI and in the Funds' prospectuses, HIFSCO and its affiliates pay, out of their own assets, significant additional compensation to broker-dealers, financial institutions and other persons ("Financial Intermediaries") in connection with the sale and distribution of the Funds' shares ("Additional Payments"). Certain Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges. Such Additional Payments are generally made for the placement of the Funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the Funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds and (2) "marketing support" fees for providing assistance in promoting the sale of the Funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.



      As of January 1, 2005, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the Funds attributable to a particular Financial Intermediary, on sales of the Funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.


      The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the Funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional

Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO provides additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the Funds attributable to Edward Jones, on assets invested in the Funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO pays Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $19.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.



      For the fiscal year ended October 31, 2004, HIFSCO or its affiliates paid approximately $35.4 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.


      Aside from Additional Payments made in connection with the sale and distribution of the Funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

COMMISSIONS TO DEALERS

      The aggregate dollar amount of commissions received by HIFSCO for the sale of shares for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002 is as follows:


                      FRONT-END SALES
 YEAR                  COMMISSIONS               CDSC                  AMOUNT REALLOWED          AMOUNT RETAINED
 ----                  -----------               ----                  ----------------          ---------------
2004
Class A               $82,170,788                  $683,057            $70,939,963               $11,913,882
Class B                       N/A                $7,658,193                    N/A                $7,658,193
Class C                $4,305,213                  $757,317             $4,303,977                  $758,553
Class Y                       N/A                       N/A                    N/A                       N/A
Class H                       N/A                  $112,908                    N/A                  $112,908
Class L                  $660,386                       $59               $560,541                   $99,904
Class M                       N/A                   $94,011                    N/A                   $94,011
Class N                       N/A                    $1,112                    N/A                    $1,112
Class Z                       N/A                       N/A                    N/A                       N/A
Class E                   $57,040                        $0                $50,207                    $6,833
2003
Class A               $53,077,084                  $701,089            $45,783,013                $7,995,160
Class B                       N/A                $8,472,006                    N/A                $8,472,006
Class C                $5,124,385                  $665,145             $5,124,384                  $665,146
Class Y                       N/A                       N/A                    N/A                       N/A
Class H                       N/A                  $134,158                    N/A                  $134,158
Class L                  $728,492                       N/A               $617,864                  $110,627
Class M                       N/A                  $144,466                    N/A                  $144,466
Class N                       N/A                    $1,649                    N/A                    $1,649
Class Z                       N/A                       N/A                    N/A                       N/A
Class E                   $55,206                       $57                $48,774                    $6,489
2002
Class A               $66,512,756                $1,366,578            $57,433,430               $10,445,904
Class B                       N/A                $9,930,248                    N/A                $9,930,248
Class C                $8,896,856                  $829,743             $8,896,857                  $829,742

                      FRONT-END SALES
 YEAR                  COMMISSIONS               CDSC                  AMOUNT REALLOWED          AMOUNT RETAINED
 ----                  -----------               ----                  ----------------          ---------------
Class Y                       N/A                       N/A                    N/A                       N/A
Class H                       N/A                  $301,406                    N/A                  $301,406
Class L                  $739,540                  $  2,950               $627,460                  $115,030
Class M                       N/A                  $135,246                    N/A                  $135,246
Class N                       N/A                  $  3,662                    N/A                  $  3,662
Class Z                       N/A                       N/A                    N/A                       N/A
Class E                  $ 82,630                  $    605               $ 72,320                  $ 10,915

      Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:

Funds other than High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free-California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund, U.S. Government Securities Fund and Income Allocation Fund

                                                    FRONT-END SALES         FRONT-END SALES
                                                      CHARGE AS A             CHARGE AS A              COMMISSION AS
                                                      PERCENTAGE OF            PERCENTAGE OF           PERCENTAGE OF
AMOUNT OF PURCHASE                                  OFFERING PRICE          AMOUNT INVESTED            OFFERING PRICE
Less than $50,000                                         5.50%                 5.82%                       4.75%

$50,000 or more but less than $100,000                    4.50%                 4.71%                       4.00%

$100,000 or more but less than $250,000                   3.50%                 3.63%                       3.00%

$250,000 or more but less than $500,000                   2.50%                 2.56%                       2.00%

$500,000 or more but less than $1 million                 2.00%                 2.04%                       1.75%

$1 million or more(1)                                        0%                    0%                          0%

The High Yield Fund, Income Fund, Inflation Plus Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund, U.S. Government Securities Fund and Income Allocation Fund

                                                            FRONT-END SALES         FRONT-END SALES
                                                              CHARGE AS A             CHARGE AS A             COMMISSION AS
                                                             PERCENTAGE OF           PERCENTAGE OF            PERCENTAGE OF
AMOUNT OF PURCHASE                                           OFFERING PRICE          AMOUNT INVESTED          OFFERING PRICE
Less than $50,000                                               4.50%                      4.71%                    3.75%

$50,000 or more but less than $100,000                          4.00%                      4.17%                    3.50%

$100,000 or more but less than $250,000                         3.50%                      3.63%                    3.00%

$250,000 or more but less than $500,000                         2.50%                      2.56%                    2.00%

$500,000 or more but less than $1 million                       2.00%                      2.04%                    1.75%

$1 million or more(1)                                              0%                         0%                       0%

Short Duration Fund

                                                            FRONT-END SALES         FRONT-END SALES
                                                              CHARGE AS A             CHARGE AS A             COMMISSION AS
                                                             PERCENTAGE OF           PERCENTAGE OF            PERCENTAGE OF
AMOUNT OF PURCHASE                                           OFFERING PRICE          AMOUNT INVESTED          OFFERING PRICE
Less than $50,000                                                 3.00%                    3.09%                   2.50%

$50,000 or more but less than $100,000                            2.50%                    2.56%                   2.00%

$100,000 or more but less than $250,000                           2.25%                    2.30%                   1.75%

$250,000 or more but less than $500,000                           1.75%                    1.78%                   1.25%

$500,000 or more but less than $1 million                         1.25%                    1.27%                   1.00%

$1 million or more(1)                                                0%                       0%                      0%

      (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

      A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

      HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

      HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

      Each Company, on behalf of its respective Funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each Fund, and The Hartford Mutual Funds II, Inc. has adopted a separate Plan for each of the Class L, Class M, Class N and Class H shares of each New Hartford Fund, pursuant to appropriate resolutions of the applicable Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

      CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.


      CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

      CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      CLASS L PLAN Pursuant to the Class L Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The entire fee will be used for distribution-related expenses.

      CLASS H PLAN Pursuant to the Class H Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class H shares, calculated and payable monthly at the annual rate of 1.00% of the average daily net assets of Class H shares. Of this total fee, 0.75% is used for distribution financing activities and 0.25% is used for shareholder account services.

      CLASS M PLAN Pursuant to the Class M Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class M shares, calculated and payable monthly at the annual rate of 1.00% of the average daily net assets of Class M shares. Of this total fee, 0.75% is used for distribution financing activities and 0.25% is used for shareholder account services.

      CLASS N PLAN Pursuant to the Class N Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class N shares, calculated and payable monthly at the annual rate of 1.00% of the average daily net assets of Class N shares. Of this total fee, 0.75% is used for distribution financing activities and 0.25% is used for shareholder account services.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Conversely, even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.



      In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the applicable Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide.



      The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the applicable Funds as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the Funds through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The board of directors of the applicable Company believes that there is a reasonable likelihood that the Plans will benefit each applicable Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the applicable board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the applicable board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the applicable board who are not interested persons of the Funds and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment.


      For the fiscal year ended October 31, 2004, the Hartford Funds paid the 12b-1 fees listed below.


FUND NAME                              CLASS A         CLASS B         CLASS C
---------                              -------         -------         -------
Advisers Fund                        $ 4,753,929     $ 5,899,964     $ 4,036,967
Capital Appreciation Fund            $10,260,168     $13,291,541     $12,054,381
Disciplined Equity Fund              $   768,473     $   481,436     $   454,247
Dividend and Growth Fund             $ 5,014,332     $ 2,978,454     $ 2,648,639
Equity Income Fund                   $   397,368     $   109,861     $   303,140
Focus Fund                           $   218,728     $   209,211     $   270,332
Global Communications Fund           $    25,379     $    14,456     $    12,114
Global Financial Services Fund       $    40,459     $    30,647     $    25,318
Global Health Fund                   $   480,915     $   647,115     $   599,626
Global Leaders Fund                  $ 1,436,070     $   872,908     $   860,448
Global Technology Fund               $   105,107     $   141,169     $   165,621

FUND NAME                                                           CLASS A                CLASS B                 CLASS C
----------                                                         --------                --------                ---------
Global Technology Fund                                             $105,107                $141,169                $165,621
Growth Fund                                                        $685,511                $221,821                $281,134
Growth Opportunities Fund                                          $123,033                 $86,710                 $98,219
High Yield Fund                                                    $700,272                $692,696                $757,729
Income Fund                                                         $73,149                 $46,891                 $52,168
Inflation Plus Fund                                                $723,027                $876,274              $2,510,262
International Capital Appreciation Fund                             $89,878                 $48,245                 $68,800
International Opportunities Fund                                   $248,598                $225,693                $158,628
International Small Company Fund                                    $59,403                 $30,073                 $72,559
MidCap Fund                                                      $4,540,966              $4,362,117              $4,879,973
MidCap Value Fund                                                  $729,262                $548,272                $630,808
Money Market Fund                                                  $662,406                $528,227                $270,471
Short Duration Fund                                                $104,946                $111,547                $334,277
Small Company Fund                                                 $487,732                $610,058                $535,040
SmallCap Growth Fund                                                $99,896                 $99,037                 $82,379

FUND NAME                                                           CLASS A                CLASS B                 CLASS C
----------                                                         --------                --------                ---------
Stock Fund                                                       $3,059,367              $3,757,119              $2,968,376
Tax-Free California Fund                                            $43,973                 $10,430                  $5,982
Tax-Free Minnesota Fund                                             $11,604                  $5,609                  $3,846
Tax-Free National Fund                                              $94,798                 $65,900                 $81,979
Tax-Free New York Fund                                              $29,272                 $12,788                 $15,856
Total Return Bond Fund                                             $872,198                $970,601                $993,165
U.S. Government Securities Fund                                    $173,657                $305,746                $183,310
Value Fund                                                         $158,203                 $84,814                $110,682
Value Opportunities Fund                                            $50,694                 $41,057                 $37,510
Aggressive Growth Allocation Fund                                    $4,610                  $6,438                  $7,932
Growth Allocation Fund                                              $15,170                 $20,754                 $31,514
Balanced Allocation Fund                                            $24,256                 $25,631                 $43,100
Conservative Allocation Fund                                        $12,294                  $7,428                 $17,050
Income Allocation Fund                                               $3,127                  $2,132                  $7,549



FUND NAME                                         CLASS L           CLASS M            CLASS N            CLASS H
---------                                         -------           -------            -------            -------
Growth Fund                                       $797,798          $228,089            $45,334           $260,012
Growth Opportunities Fund                       $1,305,818          $239,438            $50,184           $433,165
SmallCap Growth Fund                              $514,249          $173,794            $62,268          $ 195,147
Tax-Free Minnesota Fund                             $7,006            $3,182             $2,158             $1,424
Tax-Free National Fund                              18,616           $13,693             $5,794            $13,901
U.S. Government Securities Fund                   $101,535           $41,302            $11,864            $49,370
Value Opportunities Fund                           $61,148           $83,183            $21,277            $64,433




           For the fiscal year ended October 31, 2004, approximately $682,281, $579,639, $536,889, $118,107,593 and $30,581,422 of the Funds' total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Funds' prospectuses.

      For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' prospectuses.

      ADDITIONAL EXEMPTIONS FROM SALES CHARGE FOR NEW HARTFORD FUNDS In addition to the exemptions described in the funds' prospectus, the following shareholders of the New Hartford Funds who were invested in Class L or Class E shares of a particular New Hartford Fund on February 19, 2002 and who remain invested in that particular fund and class are exempt from the sales charge for subsequent purchases in that same fund and class:


      - The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or
            (4) any of such persons' children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);

      - Fund directors, officers, or their spouses/domestic partners (or such persons' children, grandchildren, parents, or grandparents--or spouses/domestic partners of any such persons), if all account owners fit this description;

      - Representatives or employees (or their spouses) of Woodbury Financial Services, Inc. ("Woodbury Financial"), formerly Fortis Investors, Inc. (including agencies) or of other broker-dealers having a sales agreement with Woodbury Financial (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons), if all account owners fit this description;

      -     Selling brokers and their employees and sales representatives;

      - Financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds;

      - Pension, profit-sharing, and other retirement plans of directors, officers, employees, representatives, and other relatives and affiliates (as set forth in the preceding paragraphs) of the Funds, Fortis, Inc., and broker-dealers (and certain affiliated companies) having a sales agreement with Fortis Investors, Inc. and purchases with the proceeds from such plans upon the retirement or employment termination of such persons;

      - Participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more. (A 1% CDSC applies if redeemed within 18 months. This fee may be waived if the distributor does not compensate the broker for the sale.)

      -          Registered investment companies;

- Purchases by employees (including their spouses and dependent children) of banks and other financial institutions that provide referral and administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to a sales or servicing agreement with Woodbury Financial; provided, however, that only those employees of such banks and other firms who as a part of their usual duties provide such services related to such transactions in Fund shares shall qualify;

- Commercial banks offering self directed 401(k) programs containing both pooled and individual investment options may purchase Fund shares for such programs at a reduced sales charge of 2.5% on sales of less than $500,000. For sales of $500,000 or more, normal sales charges apply;

- Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority or using a money management/mutual fund "wrap" program with respect to the money to be invested in the Fund, provided that the investment adviser, trust company or trust department provides HIFSCO with evidence of such authority or the existence of such a wrap program with respect to the money invested;

- Accounts which were in existence and entitled to purchase shares of the applicable Carnegie Series without a sales charge at the time of the effectiveness of the acquisition of its assets by Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Growth Fund and Fortis Capital Appreciation Fund;

- With respect to U.S. Government Securities Fund only, (1) officers, directors, and employees of Empire of America Advisory Services, Inc., the investment advisor of Pathfinder Fund; and (2) accounts which were in existence and entitled to purchase shares of Pathfinder Fund without a sales charge at the time of the effectiveness of the acquisition of its assets by Fortis U.S. Government Securities Fund.

- One or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity. (A 1% CDSC applies if redeemed within 18 months. This fee may be waived if the distributor does not compensate the broker for the sale.)

      In addition, the following shareholders owning Class Z shares of Growth Opportunities Fund on February 19, 2002 who remain invested in Class Z shares of the fund are exempt from the sales charge for subsequent purchases of Class Z shares:

- The Hartford, Wellington Management or their affiliates and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses/domestic partners of any such persons; or (4) any of such persons' children, grandchildren, parents, grandparents, or siblings or spouses/domestic partners of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);

- Fund directors, officers, or their spouses/domestic partners (or such persons' children, grandchildren, parents, or grandparents--or spouses/domestic partners of any such persons), if all account owners fit this description;

- Representatives of HIFSCO (including agencies) or their spouses; or such persons' children, grandchildren, parents or grandparents, or spouses of any such persons), if all account owners fit this description;

- Pension, profit-sharing and other retirement plans created for the benefit of any of the above persons;

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-     Accounts which were exchanged from Special Portfolios, Inc., Stock
      Portfolio.


      RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.


      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A , Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Rights of Accumulation." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Rights of Accumulation." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824. HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic

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

withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      SPECIAL REDEMPTIONS Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the applicable Company's directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90-day period for any one account.

      DEFERRED SALES CHARGE ON CLASS A, CLASS B, CLASS C, CLASS H, CLASS M AND CLASS N SHARES

      Investments in Class B, Class H, Class M and Class N shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B, Class H and Class M shares which are redeemed within six years of purchase, and Class C and Class N shares, which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B, Class C, Class H, Class M or Class N shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B and Class M shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B, Class H and Class M shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B, Class H and Class M shares held for over 6 years or Class C and Class N shares held over 1 year, and (4) Class B, Class H and Class M shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Fundsdistributor to defray its expenses related to providing distribution-related services to the FundFunds in connection with the sale of the Class A, Class B, Class C, Class H, Class M and Class N shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B, Class C, Class L, Class H, Class M and Class N shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.

      The CDSC will be waived on redemptions of Class B, Class C, Class H, Class M and Class N shares and of Class A shares that are subject to the CDSC in the following cases:

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      -     to make SWP payments that are limited annually to no more than 12%
            of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

      -     for retirement plans under the following circumstances:

            (1) to return excess contributions,

            (2) hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the
                Internal Revenue Code,

            (4) to meet minimum distribution requirements under the Internal
                Revenue Code,

            (5) to make "substantially equal payments" as described in Section
                72(t) of the Internal Revenue Code, and

            (6) after separation from service.

SUSPENSION OF REDEMPTIONS

      A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of all classes of each Fund is determined by Hartford Life in the manner described in the Funds' prospectuses. The assets of each fund of funds consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. The Funds are closed for business and do not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by each Fund, other than the Money Market Fund, will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by each Company's board of directors. Short-term securities held in the Money Market Fund are valued at amortized cost, which approximates market value. All other Funds' (or in the case of the funds of funds, the Underlying Funds') debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Funds (or in the case of a fund of funds, the Underlying Funds) utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a

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particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' boards of directors.

      Foreign securities markets may trade on days when a Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. With respect to the valuation of securities principally traded on foreign markets, each Fund (through certain Underlying Funds in the case of a fund of funds) uses a fair value pricing service approved by that Fund's Board (or in the case of a funds of funds, the Boards of the Underlying Funds), which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.

      Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

      The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The board of directors of The Hartford Mutual Funds, Inc. periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities). In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

      A Fund's maximum offering price per Class A, Class E and Class L shares is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C, Class H, Class M, Class N, Class Y and Class Z shares and the Class A shares of the Money Market Fund are (or, in the case of Class Y shares for the Tax-Free California Fund and Tax-Free New York Fund, will be) offered at net asset value without the imposition of an initial sales charge.

                        CAPITALIZATION AND VOTING RIGHTS

      The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 16.8 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into thirty-six series: Advisers Fund (760,000,000 shares); Capital Appreciation Fund (620,000,000 shares); Capital Preservation Fund (660,000,000 shares); Disciplined Equity Fund (300,000,000 shares); Dividend and Growth Fund (500,000,000 shares); Equity Income Fund (300,000,000 shares); Focus Fund (300,000,000 shares); Focus Growth Fund (300,000,000 shares); Global Communications Fund (300,000,000 shares); Global Financial Services Fund (300,000,000 shares); Global Health Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Global Technology Fund (300,000,000 shares); High Yield Fund (300,000,000 shares); Income Fund (300,000,000 shares); Inflation Plus Fund (400,000,000 shares); International Capital Appreciation Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); International Small Company Fund (300,000,000 shares); MidCap Fund (460,000,000 shares); MidCap Value Fund (300,000,000 shares); Money Market Fund (2,700,000,000 shares); Principal Protection Fund (300,000,000 shares); Select MidCap Growth Fund (300,000,000 shares); Short Duration Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Tax-Free California Fund (300,000,000 shares); Tax-Free New York Fund (300,000,000 shares); Total Return Bond Fund (300,000,000 shares); Value Fund (300,000,000 shares); Aggressive Growth Allocation Fund (300,000,000 shares);

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Growth Allocation Fund (300,000,000 shares); Balanced Allocation Fund
(300,000,000 shares); Conservative Allocation Fund (300,000,000 shares); and Income Allocation Fund (300,000,000 shares).

      The Hartford Mutual Funds II, Inc. was incorporated in Maryland on March 23, 2001. The New Hartford Funds became investment portfolios of the Company pursuant to a reorganization effected November 30, 2001. Prior to the reorganization, the New Hartford Funds were organized as Minnesota corporations or portfolios of Minnesota corporations. The authorized capital stock of the Company consists of 140 billion shares of common stock, par value $0.0001 per share ("Common Stock"). The shares of Common Stock are divided into the following seven series: Growth Fund (21,000,000,000), Growth Opportunities Fund (19,250,000,000), SmallCap Growth Fund (21,000,000,000), Tax-Free Minnesota Fund (19,250,000,000), Tax-Free National Fund (19,250,000,000), U.S. Government
Securities Fund (19,250,000,000) and Value Opportunities Fund (21,000,000,000).

      The board of directors of each Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the applicable Fund. Each Company's board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of each Company have authorized the issuance of four classes of shares of each of the Funds (except for the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation
Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Class Y shares for each of the Tax-Free California Fund and Tax-Free New York Fund are not currently available. For the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund, the directors of The Hartford Mutual Funds, Inc. have authorized the issuance of three classes of shares designated in each instance as Class A, Class B and Class C shares. In addition, the directors of The Hartford Mutual Funds II, Inc. have authorized the issuance of Class H, Class L, Class M and Class N shares for each of the New Hartford Funds, Class E shares for Tax-Free Minnesota Fund, Tax-Free National Fund and U.S. Government Securities Fund, and Class Z shares for Growth Opportunities Fund. Class L, Class M and Class N shares of the New Hartford Funds were formerly known as Fortis Class A, Fortis Class B and Fortis Class C shares, respectively.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C, Class E, Class L, Class N, Class Y and Class Z, conversion rights and are freely transferable.


      As investment companies incorporated in Maryland, the Companies are not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Funds' auditorsindependent registered public accounting firm.


      Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of each Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of either Company's outstanding shares request it in writing, a meeting of that particular Company's shareholders will be held to approve or disapprove the removal of director or directors.

      Matters in which the interests of all the Funds of a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders of the Company without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters

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that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

      Each Fund is treated as a separate taxpayer for federal income tax purposes. The Companies intend for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Companies intend each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).


      Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.


      Each Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

      In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

      If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund's available earnings and profits.

      With respect to the Funds other than the funds of funds, investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties

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with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Companies intend that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

      In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. Each Fund with "Global" and "International" in its name anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

      With respect to the Funds other than the funds of funds, a Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Companies seek to monitor transactions of each Fund, seek to make the appropriate tax elections on behalf of the Fund and seek to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

      With respect to the funds of funds, income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a fund of funds, the amount of such foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the fund of funds would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A fund of funds, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

      As of October 31, 2004, the following Funds have capital loss carryforwards as indicated below. Each such Fund's capital loss carryover is available to offset that Fund's future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                                  YEAR OF
FUND                                     AMOUNT (IN THOUSANDS)  EXPIRATION
----                                     ---------------------  ----------
Advisers Fund                                $  112,444            2011
Advisers Fund                                $  176,475            2010
Advisers Fund                                $    8,976            2009
Capital Appreciation Fund                    $  102,655            2011
Capital Appreciation Fund                    $   75,574            2010
Disciplined Equity Fund                      $   26,636            2011
Disciplined Equity Fund                      $   67,760            2010
Disciplined Equity Fund                      $   16,069            2009
Focus Fund                                   $   14,398            2011
Focus Fund                                   $    2,871            2010
Global Communications Fund                   $      684            2011
Global Communications Fund                   $    3,269            2010
Global Communications Fund                   $    1,272            2009
Global Financial Services Fund               $      536            2011
Global Financial Services Fund               $      730            2010
Global Leaders Fund                          $   60,140            2010
Global Technology Fund                       $   34,893            2010
Global Technology Fund                       $   26,641            2009
Growth Fund                                  $    6,917            2011
Growth Fund                                  $   65,033            2010
Growth Opportunities Fund                    $   76,626            2010
High Yield Fund                              $   28,570            2011
High Yield Fund                              $   25,246            2010
High Yield Fund                              $    1,643            2009
High Yield Fund                              $   19,805            2008
High Yield Fund                              $   10,267            2007
International Capital Appreciation Fund      $       15            2012
International Opportunities Fund             $    2,135            2011
International Opportunities Fund             $   19,362            2010
International Opportunities Fund             $   15,114            2009
International Opportunities Fund             $    3,620            2008
Short Duration Fund                          $      295            2012
Short Duration Fund                          $      221            2011
Small Company Fund                           $   31,914            2010
Small Company Fund                           $   46,261            2009
SmallCap Growth Fund                         $    3,251            2011
SmallCap Growth Fund                         $    6,564            2010

                                                                  YEAR OF
FUND                                     AMOUNT (IN THOUSANDS)  EXPIRATION
----                                     ---------------------  ----------
SmallCap Growth Fund                           $  46,627           2009
Stock Fund                                     $ 196,018           2011
Stock Fund                                     $ 246,128           2010
Stock Fund                                     $ 116,832           2009
Tax-Free California Fund                       $      48           2011
U.S. Government Securities Fund                $   3,591           2012
U.S. Government Securities Fund                $     672           2011
U.S. Government Securities Fund                $   3,597           2008
U.S. Government Securities Fund                $   2,205           2007
Value Fund                                     $   2,990           2011
Value Fund                                     $   1,849           2010
Value Opportunities Fund                       $     672           2011
Value Opportunities Fund                       $   3,381           2010


      With respect to the Funds other than the funds of funds, if a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

      With respect to the Funds other than the funds of funds, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.


      With respect to the Funds other than the funds of funds, each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.


      With respect to the Funds other than the funds of funds, the federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

      With respect to the Funds other than the funds of funds, in general, as described in the prospectuses, distributions from a Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of a Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

      With respect to the funds of funds, in general, as described in their prospectus, distributions from a fund of funds are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of a fund of funds' investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the fund of funds' current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a fund of funds as capital gain distributions. A fund of funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions of a fund of funds' net capital gain properly designated by the fund of funds as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a fund of funds which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds or the shareholders, as the case may be, for less than

46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Underlying Fund with respect to which dividends are paid, the shares of the Underlying Fund, and the shares of the fund of funds are deemed to have been held by the Underlying Fund, the fund of funds, and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the funds of funds' shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

      At the Companies' option, the Companies may cause a Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Companies expect each Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that a Company chooses this option on behalf of a Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

      Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

      An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below). Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

      A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

      In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Companies on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

      In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

      With respect to the Funds other than the funds of funds, a Fund's ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction. The dividends received deduction is reduced to the extent that the shares held by a Fund are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend.

      Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.

      Dividends paid by a Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by a Fund, however, generally are not subject to this tax, to the extent paid from net capital gains, the excess of net short-term capital gains over net long-term capital losses, or net U.S. source interest income.

      A Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the applicable Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

TAX-FREE CALIFORNIA FUND, TAX-FREE MINNESOTA FUND, TAX-FREE NATIONAL FUND AND TAX-FREE NEW YORK FUND

      Each of the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund and the Tax-Free New York Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt "exempt-interest dividends," provided that at least 50% of the value of the Fund's assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Portions of the dividends paid by the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and the Tax-Free New York Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes. Dividends paid by the Tax-Free National Fund will generally be subject to state and local income taxes.

      Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund is not deductible by the investor in proportion to the percentage of the applicable Fund's distributions from investment income that is exempt from federal income tax. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of these Funds. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares. In addition, any loss realized by a shareholder of the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund or the Tax-Free New York Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

      If either the Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund or the Tax-Free New York Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

      Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

      Shareholders who are "substantial users" (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund or the Tax-Free New York Fund.

      The 1995 Minnesota Legislature enacted a statement of intent, codified as Minnesota Statutes, Section 289A.50.10, that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Companies are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Companies cannot predict the likelihood that interest on the Minnesota bonds held by the Tax-Free Minnesota Fund would become taxable under this Minnesota statutory provision.

TAXATION OF THE UNDERLYING FUNDS

      With respect to the funds of funds, each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the funds of funds generally will not pay any federal income or excise tax.

                              PRINCIPAL UNDERWRITER

      HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

      Portfolio securities of each Fund are held pursuant to a separate Custody Agreement between each Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

      Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for each Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



      The audited financial statements and the financial highlights appearing in the annual report for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP, the Funds' independent registered public accounting firm, as set forth in their reports with respect thereto. Such financial statements and financial highlights, are incorporated by reference herein in reliance upon such reports given on the authority of the independent registered public accounting firm as experts in accounting and auditing. The principal business address of is Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


                                OTHER INFORMATION

      The Hartford has granted the Companies the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Companies and the Funds at any time, or to grant the use of such name to any other company.

                      PROXY VOTING POLICIES AND PROCEDURES


      The Funds for which Hartford Investment Management serves as sub-adviser have granted to Hartford Investment Management the authority to vote proxies on their behalf with respect to the assets managed by Hartford Investment Management. Hartford Investment Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Hartford Investment Management's Proxy Committee is responsible for the review and approval of the firm's Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at Hartford Investment Management is the responsibility of the portfolio manager of the relevant client account. Although Hartford Investment Management has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Hartford Investment Management personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.


         The funds of funds have granted to HIFSCO the authority to vote proxies on their behalf with respect to the assets managed by HIFSCO. HIFSCO votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. HIFSCO's Proxy Committee is responsible for the review and approval of the firm's Proxy Policies and Procedures. Day-to-day administration of the proxy voting process at HIFSCO is the responsibility of the portfolio manager of the relevant client account. HIFSCO personnel evaluate all proxies and vote proxies based on their assessment of the merits of each proposal. Absent a material conflict of interest, the applicable portfolio manager has the authority to determine the final vote for securities held in the account for which he or she serves as the designated manager.

      HIFSCO votes proxies solicited by an investment company in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting).

      Hartford Investment Management and HIFSCO maintain procedures designed to identify and address material conflicts of interest in voting proxies. Proxy votes for which an apparent conflict of interest is identified are reviewed by the Proxy Committee to resolve the conflict and direct the vote.

      Hartford Investment Management and HIFSCO may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to, for example, the existence of securities lending arrangements, lack of adequate information, and untimely receipt of proxy materials.

      The Funds for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's proxy committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies. Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

      Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its proxy committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its proxy committee or by the entire committee in some cases to resolve the conflict and direct the vote.

      Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

      Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available
(1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC's website at www.sec.gov.

                              FINANCIAL STATEMENTS


      The Companies' audited financial statements for the year ended October 31, 2004, together with the notes thereto and reports of Ernst & Young LLP, the Companies' independent registered public accounting firm, contained in the Companies' annual reports for the year ended October 31, 2004 as filed with the SEC, are incorporated by reference into this SAI.

                                    APPENDIX

      The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER


      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

      STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

      Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

      Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or ""BB" rating.

      Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used to debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      The rating "CI" is reserved for income bonds on which no interest is being paid.

      Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

      MOODY'S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

      Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Bonds which are rated "Aa" are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

      Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

      STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

      Note rating symbols are as follows:

      SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 - Satisfactory capacity to pay principal and interest.

      SP-3 - Speculative capacity to pay principal and interest.

      MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

      MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

      Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

INTERNATIONAL LONG-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

      AAA

      Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA

      Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A

      High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB

      Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

      BB

      Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B

      Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      DDD, DD, D

      Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

      FITCH, INC.

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

      F1

      Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2

      Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3

      Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B

      Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D

      Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

      a.(i) Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

      a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25,
                  2002)

      a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25, 2002)

      a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

      a.(v) Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
                  2003)

      a.(vi) Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
                  2003)

      a.(vii) Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment #35 filed on May 19,
                  2004)

      a.(ix) Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)
      a.(x) Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      b. By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19, 2003)

      c.          Not Applicable

      d.(i) Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20,
                  1997)

      d.(ii) Amendment Number 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(iii) Amendment Number 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(iv) Amendment Number 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(v) Amendment Number 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(vi) Amendment Number 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(vii) Amendment Number 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(viii) Amendment Number 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
      d.(ix) Amendment Number 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      d.(x) Amendment Number 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      d.(xi) Amendment Number 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      d.(xii) Form of Amendment Number 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      d.(xiii) Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

      d.(xiv) Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xv) Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xvi) Amendment Number 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xvii) Amendment Number 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xviii)   Amendment Number 5 to Investment Sub-Advisory Agreement with
                  Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February
                  28, 2003)

      d.(xix) Amendment Number 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xx) Amendment Number 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      d.(xxi) Form of Amendment Number 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      d.(xxii) Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20,
                  1997)

      d.(xxiii)   Amendment Number 1 to Investment Services Agreement with
                  Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February
                  28, 2003)

      d.(xxiv) Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xxv) Form of Investment Sub-Advisory Agreement with Chartwell Investment Partners, L.P. (incorporated by reference to Post Effective Amendment #38 filed on December 30, 2004)

      d.(xxvi) Form of Investment Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. (incorporated by reference to Post Effective Amendment #38 filed on December 30, 2004)

      d.(xxvii)   Form of Investment Sub-Advisory Agreement with Northern
                  Capital Management, LLC (incorporated by reference to Post
                  Effective Amendment #38 filed on December 30, 2004)
      d.(xxviii)  Form of Investment Sub-Advisory Agreement with Cramer,
                  Rosenthall, McGlynn (to be filed by amendment)

      d.(xxviv)   Form of Investment Sub-Advisory Agreement with Artisan
                  Partners (to be filed by amendment)

      d.(xxx) Form of Investment Sub-Advisory Agreement with Sterling Capital Management (to be filed by amendment)

      e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(ii) Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment #1 filed on June 27,
                  1996)

      e.(iii) Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(iv) Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(v) Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(vi) Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

      e.(vii) Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(viii) Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
      e.(ix) Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(x) Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(xi) Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      e.(xii) Amendment Number 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      e.(xiii) Amendment Number 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      e.(xiv) Form of Amendment Number 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      f.          Not Applicable

      g.(i) Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(ii) Amendment Number 1 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(iii) Amendment Number 2 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(iv) Amendment Number 3 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)
      g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(viii) Amendment Number 4 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

      g.(ix) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      g.(x) Tenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #29 filed on January 29,
                  2004)

      g.(xi) Eleventh Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      g.(xii) Twelfth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      g.(xiii) Form of Thirteenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      g.(xiv) Remote Services Agreement - State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment #26 filed on June 6, 2003)

      h.(i) Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc. and Hartford Administrative Services Company dated November 1, 2001 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)
      h.(ii) Amendment Number 1 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      h.(iii) Amendment Number 2 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      h.(iv) Amendment Number 3 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

      h.(v) Amendment Number 4 to Transfer Agency and Service Agreement(incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      h.(vi) Form of Amendment Number 5 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      h.(vii) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

      i.          Opinion and Consent of Counsel (filed herewith)

      j.          Consent of Independent Registered Public Accounting Firm
                  (filed herewith)

      k.          Not Applicable

      l.          Not Applicable

      m. Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and Class C Shares (incorporated by reference to Post-Effective Amendment Number 39 filed on February 11, 2005)

      n. Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment Number 39 filed on February 11, 2005)

      o.          Not Applicable

      p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored

                  Mutual Funds (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

      p.(ii) Code of Ethics of Hartford Investment Management Company and Hartford Investment Services, Inc. (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(iii) Code of Ethics of Wellington Management Company, LLP (filed herewith)

      p.(iv) Code of Ethics of Chartwell Investment Partners, L.P. (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(v) Code of Ethics of Goldman Sachs Asset Management, L.P. (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(vi) Code of Ethics of Northern Capital Management, LLC (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(vii) Code of Ethics of Sterling Capital Management LLC (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(viii) Code of Ethics of Cramer Rosenthal McGlynn, LLC (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      p.(ix) Code of Ethics of Artisan Partners Limited Partnership (incorporated by reference to Post-Effective Amendment #39 filed on February 11, 2005)

      q.          Power of Attorney (filed herewith)

      Item 24.    Persons controlled by or under Common Control with Registrant

                  As of January 31, 2005, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of

                  The Hartford Financial Services Group, Inc. filed on February 27, 2004.

                  In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of January 31, 2005 more than 25% of the following funds:

                        The Hartford Global Communications Fund
                        The Hartford Global Financial Services Fund
                        The Hartford Select MidCap Growth Fund
                        The Hartford Tax-Free California Fund
                        The Hartford Tax-Free New York Fund
      Item 25.    Indemnification

                  Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made
                  (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding an who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph
                  (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 26.    Business and Other Connections of Investment Adviser

      Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                         Position with Hartford Investment
Name                     Financial Services, LLC                 Other Business
----                     -----------------------                 --------------
Thomas M. Marra          President and Chief Executive Officer   President and Chief Operating Officer
                         and Manager                             of Hartford Life, Inc. ("HL, Inc. ") (1)
John C. Walters          Executive Vice President and Manager    Executive Vice President of Hartford
                                                                 Life Insurance Company ("HLIC") (2)
George R. Jay            Chief Broker-Dealer Compliance          Assistant Vice President, HLIC
                         Officer
Walter E. Watkins, Jr.   Chief Investment Compliance Officer     Chief Compliance Officer of HL Investment Advisors, LLC (3)
David M. Znamierowski    Executive Vice President, Chief         President of Hartford Investment Management Company
                         Investment Officer and Manager          ("Hartford Investment Management") (4)
David A. Carlson         Senior Vice President and Deputy Chief  Senior Vice President and Deputy Chief Financial Officer
                         Financial Officer                       Officer of HL, Inc.
John N. Giamalis         Senior Vice President and Treasurer     Vice President and Treasurer of HL Inc.
Christopher Hanlon       Senior Vice President                   Senior Vice President of Hartford Investment Management
David N. Levenson        Senior Vice President                   Senior Vice President of HLIC
William H. Davison, Jr.  Senior Vice President                   Managing Director of Hartford Investment Management
Richard G. Costello      Vice President and Secretary            Vice President, Assistant General Counsel and
                                                                 Corporate Secretary of The Hartford Financial
                                                                 Services Group, Inc. ("The Hartford") (5)
Edward C. Caputo         Vice President                          Investment Officer of Hartford
                                                                 Investment Management
Mary Jane Fortin         Vice President                          Senior Vice President of HL Inc.
Tamara L. Fagely         Controller                              Vice President of Hartford Administrative
                                                                 Services Company ("HASCO") (6)

Todd G. Picken         Assistant Vice President and Assistant  Assistant Treasurer of HLIC
                       Treasurer
Robert W. Beltz,       Assistant Vice President                Vice President, Securities Operations of HASCO
Sarah J. Harding       Assistant Secretary                     Assistant Secretary of HLIC
Diane E. Tatelman      Assistant Secretary                     Assistant Secretary of HL Inc.
Patricia A. Lavoie     Assistant Secretary                     Assistant Secretary of HLIC
Dawn M. Cormier        Assistant Secretary                     Assistant Secretary of HL Inc.

      (1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

      (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

      (3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

      (4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

      (5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

      (6) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

      Item 27.    Principal Underwriters

            Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

      The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address  Positions and Offices with Underwriter      Position and Offices with Registrant
-----------------------------------  --------------------------------------      ------------------------------------
Thomas M. Marra(1)                   President and Chief Executive Officer and
                                     Manager                                     Director
John C. Walters(1)                   Executive Vice President and Manager        President and Chief Executive
                                                                                 Officer
George R. Jay(1)                     Chief Broker-Dealer Compliance Officer      Vice President and Chief
                                                                                 Compliance Officer
Walter E. Watkins, Jr. (1)           Chief Investment Compliance Officer
                                                                                 None
David M. Znamierowski (2)            Executive Vice President and Chief
                                     Investment Officer and Manager              Director
David A. Carlson(1)                  Senior Vice President and Deputy Chief
                                     Financial Officer                           None
John N. Giamalis (3)                 Senior Vice President and Treasurer
                                                                                 None
Christopher Hanlon (2)               Senior Vice President                       None
David N. Levenson(1)                 Senior Vice President
                                                                                 Vice President
William H. Davison, Jr. (2)          Senior Vice President
                                                                                 Vice President
Richard G. Costello (3)              Vice President and Secretary                None
Edward C. Caputo (2)                 Vice President                              None
Mary Jane Fortin(1)                  Vice President                              Vice President

Name and Principal Business Address  Positions and Offices with Underwriter      Position and Offices with Registrant
-----------------------------------  --------------------------------------      ------------------------------------
Tamara L. Fagely(1)                  Controller                                  Vice President, Controller and
                                                                                 Treasurer
Todd G. Picken (3)                   Assistant Vice President and Assistant      None
                                     Treasurer
Robert W. Beltz, Jr. (4)             Assistant Vice President                    None
Sarah J. Harding(1)                  Assistant Secretary                         None
Diane E. Tatelman(1)                 Assistant Secretary                         None
Patricia A. Lavoie(1)                Assistant Secretary                         None
Dawn M. Cormier(1)                   Assistant Secretary                         None


      (1) The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

      (2) The principal business address is 55 Farmington Avenue, Hartford, CT 06105.

      (3)   The principal business address is 690 Asylum Avenue, Hartford, CT
            06115.

      (4) The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.


      Item  28.   Location of Accounts and Records

            Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

      Item  29.   Management Services

                  Not Applicable

      Item  30.   Undertakings

                  Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of February, 2005.

                                               THE HARTFORD MUTUAL FUNDS, INC.

                                               By: /s/ John C. Walters
                                                   --------------------------
                                                   John C. Walters
                                                   Its: President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                          TITLE                       DATE
---------                          -----                       ----
/s/ John C. Walters       President and                February 28, 2005
------------------------  Chief Executive Officer
John C. Walters

/s/ Tamara L. Fagely      Controller & Treasurer       February 28, 2005
------------------------  (Chief Accounting Officer &
Tamara L. Fagely          Chief Financial Officer)


                   *      Director                     February 28, 2005
------------------------
Lynn S. Birdsong

                   *      Chairman of the Board        February 28, 2005
------------------------  and Director
Robert M. Gavin, Jr.

                  *       Director                     February 28, 2005
------------------------
Duane E. Hill

                  *       Director                     February 28, 2005
------------------------
Sandra S. Jaffee

                   *      Director                     February 28, 2005
------------------------
Thomas M. Marra

                   *      Director                     February 28, 2005
------------------------
Phillip O. Peterson

                  *       Director                     February 28, 2005
------------------------
Millard H. Pryor, Jr.

                  *       Director                     February 28, 2005
------------------------
Lowndes A. Smith

                  *       Director                     February 28, 2005
------------------------
David M. Znamierowski

/s/ Richard J. Wirth                                   February 28, 2005
------------------------
* By Richard J. Wirth
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

      i.      Opinion and Consent of Counsel

      j.      Consent of Independent Registered Public Accounting Firm

      p.(iii) Code of Ethics of Wellington Management Company, LLP

      q.      Power of Attorney